UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00945
                                                     ---------

              Virtus Equity Trust (formerly, Phoenix Equity Trust)
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                  Vice President, Chief Legal Officer, Counsel
                        and Secretary for the Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
              ----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                    Date of reporting period: March 31, 2009
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                                                                   ANNUAL REPORT

                           (VIRTUS MUTUAL FUNDS LOGO)


                           Virtus All-Cap Growth Fund
                           Virtus Growth & Income Fund
                        Virtus Growth Opportunities Fund
                           Virtus Income & Growth Fund
                           Virtus Mid-Cap Growth Fund
                         Virtus Quality Small-Cap Fund*
                           Virtus Small-Cap Core Fund*
                          Virtus Small-Cap Growth Fund
                    Virtus Small-Cap Sustainable Growth Fund*
                          Virtus Strategic Growth Fund
                         Virtus Value Opportunities Fund

* Prospectus Supplement applicable to these Funds appears at the back of this Annual Report.

================================================================================

                                                   WOULDN'T YOU RATHER HAVE THIS
                                                       DOCUMENT E-MAILED TO YOU?
TRUST NAME:                                       ELIGIBLE SHAREHOLDERS CAN SIGN
VIRTUS EQUITY TRUST            March 31, 2009    UP FOR E-DELIVERY AT VIRTUS.COM

NOT FDIC INSURED             NO BANK GUARANTEE                    MAY LOSE VALUE

TABLE OF CONTENTS

Message to Shareholders ....................................................................................             1
Glossary ...................................................................................................             2
Disclosure of Fund Expenses ................................................................................             4

                                                                                                                 SCHEDULE
                                                                                                      FUND          OF
FUND*                                                                                                SUMMARY   INVESTMENTS
   Virtus All-Cap Growth Fund ("All-Cap Growth Fund") ............................................         6            28
   Virtus Growth & Income Fund ("Growth & Income Fund") ..........................................         8            29
   Virtus Growth Opportunities Fund ("Growth Opportunities Fund") ................................        10            30
   Virtus Income & Growth Fund ("Income & Growth Fund")** ........................................        12            31
   Virtus Mid-Cap Growth Fund ("Mid-Cap Growth Fund") ............................................        14            35
   Virtus Quality Small-Cap Fund ("Quality Small-Cap Fund") ......................................        16            36
   Virtus Small-Cap Core Fund ("Small-Cap Core Fund")
      (formerly "Virtus Small-Mid Cap Value Fund") ...............................................        18            37
   Virtus Small-Cap Growth Fund ("Small-Cap Growth Fund") ........................................        20            38
   Virtus Small-Cap Sustainable Growth Fund ("Small-Cap Sustainable Growth Fund") ................        22            39
   Virtus Strategic Growth Fund ("Strategic Growth Fund") ........................................        24            40
   Virtus Value Opportunities Fund ("Value Opportunities Fund") ..................................        26            41
Statements of Assets and Liabilities .............................................................                      44
Statements of Operations .........................................................................                      46
Statements of Changes in Net Assets ..............................................................                      48
Financial Highlights .............................................................................                      56
Notes to Financial Statements ....................................................................                      68
Report of Independent Registered Public Accounting Firm ..........................................                      82
Tax Information Notice ...........................................................................                      83
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees ....................                      84
Results of Shareholder Meetings ..................................................................                      87
Fund Management Tables ...........................................................................                      88

* Please see Notes 1 and 3 in the Notes to Financial Statements for more information about the name change.

** Please see Note 15 in the Notes to Financial Statements.

--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

   The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2008, free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

   The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the funds of Virtus Equity Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                            MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

(PHOTO OF GEORGE R. AYLWARD)

After the unprecedented economic events of 2008, investors were ready to greet the new year with great expectations. Instead, we were sorely disappointed.

The first quarter of 2009 brought more dismal economic news as the worst financial crisis since the Great Depression continued, seemingly unabated. Consumer confidence and business sentiment spiraled downward on poor corporate earnings and woeful economic data. Major stock market indices posted their worst January and February returns on record, ultimately leading to a sixth straight down quarter. The new administration in Washington, D.C. responded with an alphabet-soup of financial recovery programs - TARP (Troubled Asset Relief Program), TALF (Term Asset-Backed Securities Loan Facility) and CAP (Capital Assistance Program) - conducted stress tests of troubled banks and took extreme measures in an attempt to rescue two of the "Big Three" automakers. But by March 9th, the Dow Jones Industrial Average(SM) was down 25.4 percent from the start of the year and the S&P 500(R) Index was off 27.4 percent.

Then a number of promising signs appeared. Credit markets exhibited tentative evidence of stabilizing and the manufacturing sector reported modest increases in new orders. Retail sales gained slightly, and for the first time in two years the housing markets in some regions of the country indicated they may have hit bottom. There was a bounce in the financial markets, and March ended with the best monthly stock gains in more than six years.

Whether this is the start of a significant "V"-shaped recovery or a temporary upswing of a "W" recovery remains to be seen. The second quarter began with a sprinkling of encouraging corporate earnings, and unemployment - while still a significant drag on the economy - shows signs of slowing. Questions remain on the effectiveness of the government's economic interventions, as well as the long-term impact of increasing budget deficits, yet we entered the second quarter with a glimmer of hope.

The uncertainties of the economy are another reminder that investors should rely on the discipline and focus of professional investment managers and financial advisors when making decisions about personal investments. We encourage you to meet with your financial advisor and periodically review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals.

At Virtus, our commitments to quality investment solutions and superior customer service remain unchanged. We offer a wide range of equity, fixed income, and money market funds as well as alternative strategies that you may wish to consider as you review your investments. We recognize the economy and financial markets still face substantial challenges, but our investment professionals remain committed to identifying the right options for your long-term investment needs.

Your confidence in Virtus Mutual Funds is deeply appreciated.

Sincerely,


/s/ George R. Aylward
-------------------------------------
George R. Aylward
President, Virtus Mutual Funds

MAY 1, 2009

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US AT www.virtus.com OR CALL OUR SHAREOWNER SERVICES GROUP, TOLL FREE, AT 800-243-1574.

                                    GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)                                  ISHARES(R)
Represents shares of foreign companies traded in U.S. dollars on   Represents shares of an open-end Exchange-Traded Fund.
U.S. exchanges that are held by a bank or a trust. Foreign
companies use ADRs in order to make it easier for Americans to     MBIA
buy their shares.                                                  Municipal Bond Insurance Association

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX                         PPIP (PUBLIC-PRIVATE INVESTMENT PROGRAM)
(formerly Lehman Brothers Aggregate Bond Index) The Barclays       A plan designed to value and remove troubled assets from the
Capital U.S. Aggregate Bond Index measures the U.S. investment     balance sheet of troubled financial institutions in the U.S.
grade fixed rate bond market. The index is calculated on a total   Public-Private Investment Program consists mainly of two parts: a
return basis.                                                      Legacy Loans Program and a Legacy Securities Program. The Legacy
                                                                   Loans Program uses FDIC-guaranteed debt along with private equity
CAP (CAPITAL ASSISTANCE PROGRAM)                                   to purchase troubled loans from banks. On the other hand, the
An element of the financial stability plan launched by the U.S.    Legacy Securities Program is designed to use funds from the
Department of Treasury to regain confidence in the financial       Federal Reserve, Treasury and private investors to reignite the
industry. In this program, the U.S. Treasury makes capital         market for legacy securities. Legacy securities include certain available for financial institutions to borrow in order to enable  mortgage-backed securities, asset-backed securities and other
them to continue to serve the public.                              securitized assets that the government deems to be eligible for the program.
CPI (CONSUMER PRICE INDEX)
Measures the pace of inflation by measuring the change in          REIT (REAL ESTATE INVESTMENT TRUST)
consumer prices of goods and services, including housing,          A publicly traded company that owns, develops and operates electricity, food, and transportation, as determined by a monthly  income-producing real estate such as apartments, office
survey of the U.S. Bureau of Labor Statistics.                     buildings, hotels, shopping centers and other commercial
                                                                   properties.
ETF (EXCHANGE-TRADED FUNDS)
Portfolios of stocks or bonds that track a specific market index.  RUSSELL 1000(R) GROWTH INDEX
                                                                   The Russell 1000(R) Growth Index is a market
FASB                                                               capitalization-weighted index of growth-oriented stocks of the
Financial Accounting Standards Board                               1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a
FEDERAL RESERVE (THE "FED")                                        total return basis with dividends reinvested.
The central bank of the United States, responsible for
controlling the money supply, interest rates and credit with the   RUSSELL 1000(R) VALUE INDEX
goal of keeping the U.S. economy and currency stable. Governed by  The Russell 1000(R) Value Index is a market
a seven-member board, the system includes 12 regional Federal      capitalization-weighted index of value-oriented stocks of the
Reserve Banks, 25 branches and all national and state banks that   1,000 largest companies in the Russell Universe, which comprises
are part of the system.                                            the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
FGIC
Financial Guaranty Insurance Company                               RUSSELL 2000(R) INDEX
                                                                   The Russell 2000(R) Index is a market capitalization-weighted
FHLMC                                                              index of the 2,000 smallest companies in the Russell Universe,
Federal Home Loan Mortgage Corporation                             which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
FNMA OR "FANNIE MAE"
Federal National Mortgage Association                              RUSSELL 2000(R) GROWTH INDEX
                                                                   The Russell 2000(R) Growth Index is a market
GNMA OR "GINNIE MAE"                                               capitalization-weighted index of growth-oriented stocks of the
Government National Mortgage Association                           smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a
INCOME & GROWTH FUND COMPOSITE INDEX                               total return basis with dividends reinvested.
A composite index consisting of 50% S&P 500(R) Index, which
measures stock market total return performance, and 50% Barclays
Capital U.S. Aggregate Bond Index, which measures bond market total return performance.

RUSSELL 2000(R) VALUE INDEX                                        S&P 500(R) INDEX
The Russell 2000(R) Value Index is a market                        The S&P 500(R) Index is a free-float market
capitalization-weighted index of value-oriented stocks of the      capitalization-weighted index of 500 of the largest U.S.
smallest 2,000 companies in the Russell Universe, which comprises  companies. The index is calculated on a total return basis with
the 3,000 largest U.S. companies. The index is calculated on a     dividends reinvested.
total return basis with dividends reinvested.
                                                                   SPDR(R)
RUSSELL 2500(TM) INDEX                                             S&P Depositary Receipt
The Russell 2500(TM) Index is a market capitalization-weighted
index of the 2,500 smallest companies in the Russell Universe,     SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
which comprises the 3,000 largest U.S. companies. The index is     An ADR which is issued with the cooperation of the company whose
calculated on a total return basis with dividends reinvested.      stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to
RUSSELL 3000(R) GROWTH INDEX                                       be able to trade on the NYSE.
The Russell 3000(R) Growth Index is a market
capitalization-weighted index of growth-oriented stocks of U.S.    TALF (TERM ASSET-BACKED SECURITIES LOAN FACILITY)
companies. The index is calculated on a total return basis with    The TALF is intended to assist the credit markets in
dividends reinvested.                                              accommodating the credit needs of consumers and small businesses by facilitating the issuance of asset-backed securities (ABS) and
RUSSELL MIDCAP(R) INDEX                                            improving the market conditions for ABS more generally.
The Russell Midcap(R) Index is a market capitalization-weighted
index of medium-capitalization stocks of U.S. companies. The       TARP (TROUBLED ASSET RELIEF PROGRAM)
index is calculated on a total return basis with dividends         A government program created for the establishment and management
reinvested.                                                        of a Treasury fund in an attempt to curb the ongoing financial crisis of 2007-2008. The fund was created by enacting the
RUSSELL MIDCAP(R) GROWTH INDEX                                     Emergency Economic Stabilization Act of 2008.
The Russell Midcap(R) Growth Index is a market
capitalization-weighted index of medium-capitalization,            TBA
growth-oriented stocks of U.S. companies. The index is calculated  To be announced on a total return basis with dividends reinvested.
                                                                   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
RUSSELL MIDCAP(R) VALUE INDEX                                      Securities purchased on a when-issued or forward commitment basis
The Russell Midcap(R) Value Index is a market                      are also known as delayed delivery transactions. Delayed delivery
capitalization-weighted index of medium-capitalization,            transactions involve a commitment by a Fund to purchase or sell a
value-oriented stocks of U.S. companies. The index is calculated   security at a future date, ordinarily up to 90 days later.
on a total return basis with dividends reinvested.                 When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.


INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED
WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

                               VIRTUS EQUITY TRUST
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2008 TO MARCH 31, 2009

                                                                   EXPENSE TABLE
  We believe it is important for you to understand  the impact of  ---------------------------------------------------------------
costs  on  your  investment.  All  mutual  funds  have  operating             Beginning        Ending     Annualized Expenses Paid
expenses.  As a  shareholder  of a Virtus  Equity Trust Fund (the           Account Value   Account Value   Expense      During
"Fund") you may incur two types of costs: (1) transaction  costs,          October 1, 2008 March 31, 2009    Ratio      Period*
including  sales  charges  on  purchases  of Class A  shares  and  ---------------------------------------------------------------
contingent  deferred sales charges on Class B and Class C shares;  ALL-CAP GROWTH FUND and  (2)  ongoing  costs,  including  investment  advisory  fees;  ---------------------------------------------------------------
distribution and service fees; and other expenses. Class I shares  ACTUAL
are sold without a sales charge and do not incur distribution and  Class A    $1,000.00       $  741.50      1.91%       $ 8.29
service fees.  These examples are intended to help you understand  Class B     1,000.00          739.10      2.65%        11.49
your  ongoing  costs (in  dollars) of  investing in a Fund and to  Class C     1,000.00          737.90      2.66%        11.53
compare  these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000  HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
invested at the  beginning  of the period and held for the entire  Class A     1,000.00        1,015.29      1.91%         9.64
six-month  period.  The following  Expense Tables illustrate your  Class B     1,000.00        1,011.55      2.65%        13.38
Fund's costs in two ways.                                          Class C     1,000.00        1,011.50      2.66%        13.43
                                                                   ---------------------------------------------------------------
ACTUAL EXPENSES                                                    GROWTH & INCOME FUND
                                                                   ---------------------------------------------------------------
  The  first  section  of  the   accompanying   tables   provides  ACTUAL
information about actual account values and actual expenses.  You  Class A    $1,000.00       $  690.50      1.48%       $ 6.24
may use the information in this section, together with the amount  Class B     1,000.00          688.60      2.25%         9.47
you  invested,  to estimate the  expenses  that you paid over the  Class C     1,000.00          687.40      2.24%         9.42
period.  Simply divide your account value by $1,000 (for example,  Class I     1,000.00          691.20      1.24%         5.23
an $8,600  account value divided by $1,000 = 8.6),  then multiply the  result by the number  given for your Fund under the  heading  HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
"Expenses  Paid During  Period" to estimate the expenses you paid  Class A     1,000.00        1,017.46      1.48%         7.47
on your account during the period.                                 Class B     1,000.00        1,013.57      2.25%        11.36
                                                                   Class C     1,000.00        1,013.62      2.24%        11.31
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES                       Class I     1,000.00        1,018.67      1.24%         6.26
                                                                   ---------------------------------------------------------------
  The  second  section  of  the   accompanying   tables  provides  GROWTH OPPORTUNITIES FUND
information  about  hypothetical  account values and hypothetical  ---------------------------------------------------------------
expenses  based on the Fund's actual expense ratio and an assumed  ACTUAL
rate of return of 5% per year before expenses,  which is not your  Class A    $1,000.00       $  727.40      1.25%       $ 5.38
Fund's  actual  return.  The  hypothetical   account  values  and  Class C     1,000.00          724.40      2.00%         8.60
expenses  may not be used to estimate the actual  ending  account  Class I     1,000.00          729.20      1.00%         4.31
balance or  expenses  you paid for the  period.  You may use this information  to compare the ongoing  costs of  investing  in your  HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Fund and other funds.  To do so,  compare  these 5%  hypothetical  Class A     1,000.00        1,018.62      1.25%         6.30
examples  with the 5%  hypothetical  examples  that appear in the  Class C     1,000.00        1,014.83      2.00%        10.10
shareholder reports of the other funds.                            Class I     1,000.00        1,019.88      1.00%         5.04
                                                                   ---------------------------------------------------------------
  Please note that the expenses shown in the accompanying  tables  INCOME & GROWTH FUND are meant to highlight your ongoing costs only and do not reflect  ---------------------------------------------------------------
any  transactional  costs,  such as sales  charges or  contingent  ACTUAL
deferred  sales  charges.  Therefore,  the second  section of the  Class A    $1,000.00       $ 827.60       1.36%       $ 6.20
accompanying  tables is useful in comparing  ongoing  costs only,  Class B     1,000.00         825.80       2.11%         9.60
and will  not help you  determine  the  relative  total  costs of  Class C     1,000.00         824.80       2.11%         9.60
owning different funds. In addition, if those transactional costs
were   included,   your  costs  would  have  been   higher.   The  HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
calculations  assume no shares  were  bought or sold  during  the  Class A     1,000.00        1,018.07      1.36%         6.87
period.  Your  actual  costs  may  have  been  higher  or  lower,  Class B     1,000.00        1,014.28      2.11%        10.65
depending on the amount of your  investment and the timing of any  Class C     1,000.00        1,014.28      2.11%        10.65
purchases or redemptions.                                          ---------------------------------------------------------------
                                                                   MID-CAP GROWTH FUND
                                                                   ---------------------------------------------------------------
                                                                   ACTUAL
                                                                   Class A    $1,000.00      $  695.30       1.45%       $ 6.13
                                                                   Class B     1,000.00         692.00       2.20%         9.28
                                                                   Class C     1,000.00         692.60       2.20%         9.28
                                                                   Class I     1,000.00         696.20       1.20%         5.07

                                                                   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                   Class A     1,000.00       1,017.61       1.45%         7.29
                                                                   Class B     1,000.00       1,013.82       2.20%        11.05
                                                                   Class C     1,000.00       1,013.82       2.20%        11.05
                                                                   Class I     1,000.00       1,018.87       1.20%         6.06
                                                                   ---------------------------------------------------------------

                               VIRTUS EQUITY TRUST
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2008 TO MARCH 31, 2009

EXPENSE TABLE                                                      EXPENSE TABLE
---------------------------------------------------------------    ---------------------------------------------------------------
           Beginning        Ending     Annualized Expenses Paid               Beginning        Ending     Annualized Expenses Paid
         Account Value   Account Value   Expense      During                Account Value   Account Value   Expense      During
        October 1, 2008 March 31, 2009    Ratio      Period*               October 1, 2008 March 31, 2009    Ratio      Period*
---------------------------------------------------------------    ---------------------------------------------------------------
QUALITY SMALL-CAP FUND                                             VALUE OPPORTUNITIES FUND
---------------------------------------------------------------    ---------------------------------------------------------------
ACTUAL                                                             ACTUAL
Class A    $1,000.00       $  663.30      1.50%       $ 6.22       Class A    $1,000.00       $  703.20      1.35%       $ 5.73
Class C     1,000.00          659.90      2.25%         9.31       Class C     1,000.00          700.40      2.10%         8.90
Class I     1,000.00          664.20      1.25%         5.19       Class I     1,000.00          704.30      1.10%         4.67

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                           HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A     1,000.00        1,017.36      1.50%         7.57       Class A     1,000.00        1,018.12      1.35%         6.82
Class C     1,000.00        1,013.57      2.25%        11.36       Class C     1,000.00        1,014.33      2.10%        10.60
Class I     1,000.00        1,018.62      1.25%         6.31       Class I     1,000.00        1,019.38      1.10%         5.55
---------------------------------------------------------------    ------------------------------------------------------------
SMALL-CAP CORE FUND
---------------------------------------------------------------    *    Expenses are equal to the relevant Fund's annualized expense
ACTUAL                                                                  ratio,  which includes waived fees and reimbursed  expenses,
Class A    $1,000.00       $  712.30      1.70%       $ 7.26            if applicable,  multiplied by the average account value over
Class B     1,000.00          709.50      2.44%        10.40            the period,  multiplied by the number of days (182) expenses
Class C     1,000.00          709.20      2.45%        10.44            were  accrued  in the most  recent  fiscal  half-year,  then
Class I     1,000.00          712.90      1.44%         6.15            divided by 365 days to reflect  the  one-half  year  period.
                                                                        Exceptions noted under ++.
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A     1,000.00        1,016.35      1.70%         8.58            The Funds  may  invest in other  funds,  and the  annualized
Class B     1,000.00        1,012.61      2.44%        12.32            expense  ratios noted above do not reflect fees and expenses
Class C     1,000.00        1,012.56      2.45%        12.37            associated  with the underlying  funds. If such expenses and
Class I     1,000.00        1,017.66      1.44%         7.27            fees had been included, the expenses would have been higher.
---------------------------------------------------------------
SMALL-CAP GROWTH FUND                                              ++   If  extraordinary  expenses  were  excluded for the Growth &
---------------------------------------------------------------         Income  Fund,  actual  expenses  paid  and the  hypothetical
ACTUAL                                                                  expenses would be as follows:
Class A    $1,000.00       $  635.40      1.90%       $ 7.75
Class B     1,000.00          633.10      2.66%        10.83                            ACTUAL
Class C     1,000.00          632.70      2.65%        10.79                           EXPENSES   HYPOTHETICAL
                                                                                         PAID       EXPENSES
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                                               --------   ------------
Class A     1,000.00        1,015.34      1.90%         9.59       Class A               $5.52       $ 6.61
Class B     1,000.00        1,011.50      2.66%        13.43       Class B                8.76        10.50
Class C     1,000.00        1,011.55      2.65%        13.38       Class C                8.71        10.45
---------------------------------------------------------------    Class I                4.51         5.40
SMALL-CAP SUSTAINABLE GROWTH FUND
---------------------------------------------------------------    The  Hypothetical  ending  account  values would be $1,018.32 for
ACTUAL                                                             Class A,  $1,014.43  for  Class  B,  $1,014.48  for  Class C, and
Class A    $1,000.00       $  676.90      1.52%       $ 6.35       $1,019.53  for Class I. There is no impact on the ending  account
Class C     1,000.00          672.60      2.29%         9.55       value for actual expenses.
Class I     1,000.00          671.00      1.29%         5.37
                                                                   You can find more  information  about the Funds'  expenses in the
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                           Financial   Statements  section  that  follows.   For  additional
Class A     1,000.00        1,017.26      1.52%         7.67       information on operating  expenses and other  shareholder  costs,
Class C     1,000.00        1,013.37      2.29%        11.56       refer to the prospectus.
Class I     1,000.00        1,018.42      1.29%         6.51
---------------------------------------------------------------
STRATEGIC GROWTH FUND
---------------------------------------------------------------
ACTUAL
Class A    $1,000.00       $  726.10      1.72%       $ 7.40
Class B     1,000.00          723.20      2.46%        10.57
Class C     1,000.00          722.10      2.46%        10.56
Class I     1,000.00          727.50      1.47%         6.33

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A     1,000.00        1,016.25      1.72%         8.68
Class B     1,000.00        1,012.51      2.46%        12.42
Class C     1,000.00        1,012.51      2.46%        12.42
Class I     1,000.00        1,017.51      1.47%         7.42
---------------------------------------------------------------

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     A Share: PASGX
                                                                                                                     B Share: PGOBX
ALL-CAP GROWTH FUND                                                                                                  C Share: PGOCX

- ALL-CAP GROWTH FUND (THE "FUND") is        WHAT FACTORS AFFECTED THE FUND'S             BECAUSE THE FUND IS HEAVILY WEIGHTED IN A
  diversified and has an investment          PERFORMANCE DURING ITS FISCAL YEAR?          SINGLE SECTOR, IT WILL BE IMPACTED BY THAT
  objective to seek long-term growth of                                                   SECTOR'S PERFORMANCE MORE THAN A FUND WITH
  capital.                                   - Growth stocks outperformed value stocks,   BROADER SECTOR DIVERSIFICATION.
                                               and large cap stocks outperformed small
  For the fiscal year ended March 31,          cap stocks over the fiscal year ended      (ALSO SEE NOTE 15 IN THE NOTES TO
  2009, the Fund's Class A shares returned     March 31, 2009.                            FINANCIAL STATEMENTS).
  -37.67%, Class B shares returned -38.04%
  and Class C shares returned -38.14%. For   - Underperformance of the Fund relative to
  the same period, the S&P 500(R) Index, a     its primary benchmark was largely
  broad-based equity index, returned           influenced by the negative impact of
  -38.09%; and the Russell 3000(R) Growth      security selection. Specifically, stock
  Index, the Fund's style-specific             selections in the Industrials,
  benchmark, returned -34.42%.                 Technology, and Consumer Staples sectors
                                               were detractors to performance, somewhat
  ALL PERFORMANCE FIGURES ASSUME               offset by positive stock selections in
  REINVESTMENT OF DISTRIBUTIONS AND            the Consumer Discretionary and Health
  EXCLUDE THE EFFECT OF SALES CHARGES.         Care sectors.
  PERFORMANCE DATA QUOTED REPRESENTS PAST
  RESULTS. PAST PERFORMANCE IS NO            - Sector allocation decisions were
  GUARANTEE OF FUTURE RESULTS AND CURRENT      positive contributors to performance.
  PERFORMANCE MAY BE HIGHER OR LOWER THAN      Underweight positioning in the
  THE PERFORMANCE SHOWN. INVESTMENT RETURN     underperforming Energy sector and
  AND PRINCIPAL VALUE WILL FLUCTUATE SO        overweight positioning in the
  YOUR SHARES WHEN REDEEMED, MAY BE WORTH      outperforming Technology sector were the
  MORE OR LESS THAN THEIR ORIGINAL COST.       biggest contributors to positive sector
  PLEASE VISIT VIRTUS.COM FOR PERFORMANCE      allocation. Underweighting the
  DATA CURRENT TO THE MOST RECENT              outperforming Consumer Staples sector
  MONTH-END.                                   was the biggest detractor from positive
                                               sector allocation.
HOW DID THE MARKET PERFORM DURING THE
FUND'S FISCAL YEAR?                          THE PRECEDING INFORMATION IS THE OPINION
                                             OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
- Broadly speaking, the equity markets       END OF THE PERIOD OF THE REPORT AS STATED
  were down during the Fund's fiscal year    ON THE COVER. ANY SUCH OPINIONS ARE
  ended March 31, 2009. A slowing global     SUBJECT TO CHANGE AT ANY TIME BASED UPON
  economy plus continued credit concerns     MARKET OR CONDITIONS AND SHOULD NOT BE
  pressured equity returns during the time   RELIED ON AS INVESTMENT ADVICE.
  period.
                                             INVESTING IN THE SECURITIES OF SMALL AND
- Volatility reached a multi-year high as    MID-SIZED COMPANIES INVOLVES GREATER RISKS
  the fiscal year progressed and investors   AND PRICE VOLATILITY THAN INVESTING IN
  digested a host of variables affecting     LARGER, MORE ESTABLISHED COMPANIES.
  forecasted profits. Continued housing
  price declines, rising unemployment, and
  lower earnings forecasts were countered
  by unprecedented policy and monetary
  responses to the slowing economy.

              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/09
------------------------------------------------------------------------------------------------------------------------------------

                                                      1 year                           5 years                          10 years
CLASS A SHARES AT NAV(2)                              -37.67%                           -6.68%                           -6.27%
CLASS A SHARES AT POP(3,4)                            -41.25                            -7.77                            -6.82
CLASS B SHARES AT NAV(2)                              -38.04                            -7.35                            -6.95
CLASS B SHARES WITH CDSC(4)                           -40.41                            -7.35                            -6.95
CLASS C SHARES AT NAV(2)                              -38.14                            -7.38                            -6.97
CLASS C SHARES WITH CDSC(4)                           -38.14                            -7.38                            -6.97
S&P 500(R) INDEX                                      -38.09                            -4.77                            -3.00
RUSSELL 3000(R) GROWTH INDEX                          -34.42                            -4.44                            -4.99
FUND EXPENSE RATIOS(5): A SHARES: 1.62%; B SHARES: 2.37%; C SHARES: 2.37%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.

(1) TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS  AND CAPITAL  GAIN
    DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC  (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
    APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE-YEAR PERIOD. CDSC CHARGES FOR
    CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH  ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE  6/6/08 AND MAY DIFFER FROM THE
    EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT.

GROWTH OF $10,000 for periods ended 3/31                                                  SECTOR WEIGHTINGS as of 3/31/09*
-------------------------------------------------------------------------------------     ------------------------------------------
This chart assumes an initial investment of $10,000 made on March 31, 1999, for Class     Information Technology                 35%
A, Class B and Class C shares including any applicable sales charges or fees.             Health Care                            14
Performance assumes reinvestment of dividends and capital gain distributions.             Industrials                            11
                                                                                          Consumer Discretionary                 10
              [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]                      Consumer Staples                        9
                                                                                          Energy                                  7
                                                                     Russell              Materials                               4
                                                                     3000(R)              Other (includes short-term
                     Share      Share       Share       S&P 500(R)   Growth                  investments)                        10
                     Class A    Class B     Class C     Index        Index
                    --------   --------    --------    --------     --------              * % of total investments as of March 31,
    3/31/99         $ 9,425    $10,000     $10,000     $10,000      $10,000                 2009.
    3/31/00          13,434     14,152      14,152      11,824       13,577
    3/31/01           6,467      6,760       6,760       9,240        7,804
    3/30/02           6,080      6,311       6,311       9,263        7,690
    3/28/03           4,665      4,807       4,807       6,970        5,608
    3/31/04           6,970      7,127       7,127       9,418        7,522
    3/31/05           6,882      6,980       6,985      10,046        7,608
    3/31/06           8,217      8,280       8,280      11,225        8,704
    3/31/07           8,057      8,054       8,054      12,553        9,273
    3/30/08           7,916      7,853       7,854      11,916        9,138
    3/31/09           4,934      4,866       4,858       7,377        5,993


              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     A Share: PDIAX
                                                                                                                     B Share: PBGIX
                                                                                                                     C Share: PGICX
GROWTH & INCOME FUND                                                                                                 I Share: PXIIX

- GROWTH & INCOME FUND (THE "FUND") is       WHAT FACTORS AFFECTED THE FUND'S
  diversified and has an investment          PERFORMANCE DURING ITS FISCAL YEAR?
  objective to seek capital appreciation
  and current income.                        - Value stocks weighed most heavily on the
                                               Fund's performance over the past year,
  For the fiscal year ended March 31,          as large-cap value stocks underperformed
  2009, the Fund's Class A shares returned     large-cap growth stocks by a significant
  -37.65%, Class B shares returned             margin.
  -38.06%, Class C shares returned -38.15%
  and Class I shares returned -37.51%. For   - Sector selection within the Fund had a
  the same period, the S&P 500(R) Index, a     negative impact on the Fund's return. In
  broad-based equity index, returned           particular, Financials and Consumer
  -38.09%.                                     Staples detracted the most. Information
                                               Technology and Telecommunications
  ALL PERFORMANCE FIGURES ASSUME               Services had the most positive impact.
  REINVESTMENT OF DISTRIBUTIONS AND
  EXCLUDE THE EFFECT OF SALES CHARGES.       - Overall, security selection was a drag
  PERFORMANCE DATA QUOTED REPRESENTS PAST      on performance relative to the benchmark
  RESULTS. PAST PERFORMANCE IS NO              S&P 500(R) Index. Health Care and
  GUARANTEE OF FUTURE RESULTS AND CURRENT      Consumer Discretionary issues proved
  PERFORMANCE MAY BE HIGHER OR LOWER THAN      most problematic. Security selection
  THE PERFORMANCE SHOWN. INVESTMENT RETURN     within the worst performing Financial
  AND PRINCIPAL VALUE WILL FLUCTUATE SO        sector was positive as was selection in
  YOUR SHARES WHEN REDEEMED, MAY BE WORTH      the Energy Sector.
  MORE OR LESS THAN THEIR ORIGINAL COST.
  PLEASE VISIT VIRTUS.COM FOR PERFORMANCE    THE PRECEDING INFORMATION IS THE OPINION
  DATA CURRENT TO THE MOST RECENT            OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
  MONTH-END.                                 END OF THE PERIOD OF THE REPORT AS STATED
                                             ON THE COVER. ANY SUCH OPINIONS ARE
HOW DID THE MARKET PERFORM DURING THE        SUBJECT TO CHANGE AT ANY TIME BASED UPON
FUND'S FISCAL YEAR?                          MARKET CONDITIONS AND SHOULD NOT BE RELIED
                                             ON AS INVESTMENT ADVICE.
- Over the Fund's past fiscal year,
  generally speaking, all major U.S.         INVESTING IN THE SECURITIES OF SMALL AND
  equity benchmarks suffered losses. The     MID-SIZED COMPANIES INVOLVES GREATER RISKS
  S&P 500(R) Index, one of the most widely   AND PRICE VOLATILITY THAN INVESTING IN
  used and well known broad U.S. equity      LARGER, MORE ESTABLISHED COMPANIES.
  benchmarks was down -38.09% for the
  fiscal year. The Russell 2000(R) Index,
  an index measuring U.S. small
  capitalization stocks was down 37.50%.

- All sectors within the S&P 500(R) Index recorded negative returns for the year, as the global recession and general economic slowdown spared none.

- Increasing unemployment, tight credit
  markets, and general weakness in the
  housing market were among the themes
  that carried throughout the year, as
  volatility reached a multi-year high.

              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/09
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                Inception           Inception
                                       1 year            5 years           10 years            to 3/31/09              Date
CLASS A SHARES AT NAV(2)               -37.65%            -4.64%            -2.49%                   --                    --
CLASS A SHARES AT POP(3,4)             -41.23             -5.77             -3.07                    --                    --
CLASS B SHARES AT NAV(2)               -38.06             -5.34             -3.21                    --                    --
CLASS B SHARES WITH CDSC(4)            -40.54             -5.34             -3.21                    --                    --
CLASS C SHARES AT NAV(2)               -38.15             -5.37             -3.23                    --                    --
CLASS C SHARES WITH CDSC               -38.15             -5.37             -3.23                    --                    --
CLASS I SHARES                         -37.51                --                --                -34.11%             11/13/07
S&P 500(R) INDEX                       -38.09             -4.77             -3.00                -34.51              11/13/07
FUND EXPENSE RATIOS(5): A SHARES: GROSS 1.46%, NET 1.37%; B SHARES: GROSS 2.21%, NET 2.11%; C SHARES: GROSS 2.21%, NET 2.12%; I
SHARES: GROSS 1.21%, NET 1.19%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.

(1) TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS  AND CAPITAL  GAIN
    DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC  (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
    APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE-YEAR PERIOD. CDSC CHARGES FOR
    CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH  ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE  6/6/08 AND MAY DIFFER FROM THE
    EXPENSE RATIOS DISCLOSED IN THE FINANCIAL  HIGHLIGHTS  TABLES IN THIS REPORT.  NET EXPENSE:  EXPENSES REDUCED BY A VOLUNTARY FEE
    WAIVER. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.

GROWTH OF $10,000 for periods ended 3/31                                                  SECTOR WEIGHTINGS as of 3/31/09*
---------------------------------------------------------------------------------------   ------------------------------------------
This chart assumes an initial investment of $10,000 made on March 31, 1999, for Class
A, Class B and Class C shares including any applicable sales charges or fees. The         Information Technology                 16%
performance of the other share class will be greater or less than that shown based on     Energy                                 14
differences in inception date, fees and sales charges. Performance assumes reinvestment   Health Care                            13
of dividends and capital gain distributions.                                              Industrials                            12
                                                                                          Consumer Staples                       11
              [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]                      Financials                             11
                                                                                          Consumer Discretionary                  7
                         Share      Share       Share       S&P 500(R)                    Other (includes short-term
                         Class A    Class B     Class C     Index                            investments)                        16
                        --------   --------    --------    --------
        3/31/99         $ 9,425    $10,000     $10,000     $10,000                        * % of total investments as of March 31,
        3/31/00          11,250     11,853      11,844      11,824                          2009.
        3/31/01           9,237      9,662       9,655       9,240
        3/30/02           9,286      9,632       9,625       9,263
        3/28/03           6,900      7,103       7,105       6,970
        3/31/04           9,288      9,493       9,493       9,418
        3/31/05           9,960     10,105      10,098      10,046
        3/31/06          10,972     11,054      11,045      11,225
        3/31/07          12,415     12,414      12,405      12,553
        3/30/08          11,744     11,650      11,649      11,916
        3/31/09           7,323      7,215       7,205       7,377


              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     A Share: TLCGX
                                                                                                                     C Share: TGOCX
GROWTH OPPORTUNITIES FUND                                                                                            I Share: TIGOX

- GROWTH OPPORTUNITIES FUND (THE "FUND")     - Additionally, a surprising improvement     - The Fund held a much lower weight in
  is non-diversified and has an investment     in existing home sales from January to       Energy than the benchmark during the
  objective to seek capital appreciation.      February and clarity by the Treasury         period. The lower weight, coupled with
                                               surrounding its plan to buy up to $2         better stock selection, was the biggest
  For the fiscal year ended March 31,          trillion in toxic real-estate assets         relative contributor during the period.
  2009, the Fund's Class A shares returned     from banks helped restore investor           The Fund's positions in the oil & gas
  -41.73%, Class C shares returned -42.16%     confidence as all major indices posted       production and contract drilling
  and Class I shares returned -44.60% for      positive returns for the month of March.     industries contributed, as most of these
  the period June 6, 2008, (inception) to                                                   positions ended the period with positive
  March 31, 2009. For the fiscal year, the   WHAT FACTORS AFFECTED THE FUND'S               absolute performance.
  S&P 500(R) Index, a broad-based equity     PERFORMANCE DURING ITS FISCAL YEAR?
  index, returned -38.09%; and the Russell                                                - While the Fund's weight in the
  1000(R) Growth Index, which is the         - Risk aversion remained foremost in           materials/ processing sector was in line
  Fund's style-specific equity index           investors' minds during much of the          with the benchmark, its lower weight in
  appropriate for comparison, returned         Fund's fiscal year, best exemplified by      the precious metals industry and absence
  -34.28%.                                     the advance of U.S. Treasury prices          in the steel industry for the entire
                                               (which move inversely to their yield).       period were particularly helpful. Also,
  ALL PERFORMANCE FIGURES ASSUME               The yield on 10-Year U.S. Treasury Notes     the Fund's stock selection in home
  REINVESTMENT OF DISTRIBUTIONS AND            declined from 3.9% to as low as 2.2% at      improvement/ construction materials and
  EXCLUDE THE EFFECT OF SALES CHARGES.         one point, and 3-month T-Bill rates were     in agricultural chemicals contributed
  PERFORMANCE DATA QUOTED REPRESENTS PAST      priced to yield less than 0% at times        during the period.
  RESULTS. PAST PERFORMANCE IS NO              during the end of 2008.
  GUARANTEE OF FUTURE RESULTS AND CURRENT                                                 THE PRECEDING INFORMATION IS THE OPINION
  PERFORMANCE MAY BE HIGHER OR LOWER THAN    - With investors remaining extremely risk    OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
  THE PERFORMANCE SHOWN. INVESTMENT RETURN     averse, companies with premium earnings    END OF THE PERIOD OF THE REPORT AS STATED
  AND PRINCIPAL VALUE WILL FLUCTUATE SO        growth rates, such as those that this      ON THE COVER. ANY SUCH OPINIONS ARE
  YOUR SHARES WHEN REDEEMED, MAY BE WORTH      strategy finds attractive, were not        SUBJECT TO CHANGE AT ANY TIME BASED UPON
  MORE OR LESS THAN THEIR ORIGINAL COST.       rewarded. Consequently, it was a           MARKET CONDITIONS AND SHOULD NOT BE RELIED
  PLEASE VISIT VIRTUS.COM FOR PERFORMANCE      difficult twelve months for this           ON AS INVESTMENT ADVICE.
  DATA CURRENT TO THE MOST RECENT              strategy on both an absolute and a
  MONTH-END.                                   relative basis.                            BECAUSE THE FUND IS HEAVILY WEIGHTED IN A
                                                                                          SINGLE SECTOR, IT WILL BE IMPACTED BY THAT
HOW DID THE MARKET PERFORM DURING THE        - The lag versus the benchmark during this   SECTOR'S PERFORMANCE MORE THAN A FUND WITH
FUND'S FISCAL YEAR?                            timeframe was largely attributed to        A BROADER SECTOR DIVERSIFICATION.
                                               underperformance in the Consumer
- As the closing bell rang on the floor of     Discretionary, Healthcare, and             INVESTING IN THE SECURITIES OF SMALL AND
  the New York Stock Exchange on December      Technology Sectors. The underperformance   MID-SIZED COMPANIES INVOLVES GREATER RISKS
  31st of 2008, investors cheered as the       in these sectors was slightly offset by    AND PRICE VOLATILITY THAN INVESTING IN
  year officially drew to a close, and         results in the portfolio's energy and      LARGER, MORE ESTABLISHED COMPANIES.
  rightfully so, as the year went down as      materials/processing sectors.
  the second-worst calendar year ever for
  the S&P 500(R) Index (its return of        - In the Consumer Discretionary sector,
  -37.0% is second only to the 1931 loss       slower growth companies that the Fund
  of more than -43.3%).                        did not own generally held the high
                                               ground, while the market tended to
- The S&P 500(R) Index was not alone in        punish the higher growth companies that
  the decline, as the Dow Jones Industrial     the Fund's subadviser favors. Well-known
  AverageSM fell 33.8% and the NASDAQ          companies that the Fund did not own such
  Composite Index(R) declined a record         as Wal-Mart and McDonald's held up
  40.5%. Overall, for the twelve months        reasonably well. On the other hand, the
  ending March 31st, the S&P 500 was down      Fund's positions in higher growth names,
  38.1% and the strategy's primary             especially in the apparel/retail space,
  benchmark, the Russell 1000(R) Growth        traded substantially lower.
  Index, was down 34.3%.
                                             - Within the Health Care sector, many
- As investors nervously entered 2009,         segments were more economically
  they were unfortunately greeted by much      sensitive than initially expected.
  of the same, including the worst January     Hospital utilization rates decreased
  performance on record, with the S&P 500      dramatically toward the end of 2008,
  Index down 8.43% on fading hopes that        which resulted in massive losses and
  the Obama administration would present a     significant pressure for hospitals. As a
  comprehensive solution to mend the           result, hospital capital expenditures
  financial crisis. But the decline didn't     have been cut dramatically, and all
  stop there, as the Index fell an             companies that sell devices or equipment
  additional 10.65% in February breaking       to hospitals have suffered.
  through the lows of last October.
                                             - Within Technology, the Fund's position
- The Index continued to slide into March,     in software and Information Technology
  and bottomed a full 57% lower than the       Service Providers detracted the most
  all-time high before announcements by        during the period, which more than
  Citigroup, JP Morgan Chase and Bank of       offset positive contributions in the
  America that all three firms were            telecommunications equipment industry.
  profitable in January and February
  sparked a rally.

              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/09
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Inception            Inception
                                        1 year             5 years            10 years            to 3/31/09              Date
CLASS A SHARES AT NAV(2)                -41.73%             -5.56%             -4.91%                   --                    --
CLASS A SHARES AT POP(3,4)              -45.08                 --              -6.67                 -5.47                    --
CLASS C SHARES AT NAV(2)                -42.16                 --                 --                -13.64%              6/09/06
CLASS C SHARES WITH CDSC(4)             -42.16                 --                 --                -13.64               6/09/06
CLASS I SHARES                              --                 --                 --                -44.60               6/06/08
S&P 500(R) INDEX                        -38.09              -4.77              -3.00                NOTE 5                NOTE 5
RUSSELL 1000(R) GROWTH INDEX            -34.28              -4.38              -5.26                NOTE 6                NOTE 6

FUND EXPENSE RATIOS(7): A SHARES: GROSS 1.47%, NET 1.25%; C SHARES: GROSS 2.21%, NET 2.03%; I SHARES: GROSS 1.22%, NET 1.00%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.

(1) TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS  AND CAPITAL  GAIN
    DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
    APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR CERTAIN  REDEMPTIONS OF CLASS A SHARES AND ALL  REDEMPTIONS OF CLASS C SHARES
    ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE S&P 500(R) INDEX RETURNS SINCE INCEPTION OF CLASS C SHARES (6/9/06) ARE -12.96% AND -40.06% FOR CLASS I SHARES (6/6/08).
(6) THE RUSSELL  1000(R) GROWTH INDEX RETURNS SINCE  INCEPTION OF CLASS C SHARES (6/9/06) ARE -10.58% AND -38.55% FOR CLASS I SHARES
    (6/6/08).
(7) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH  ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE  6/6/08 AND MAY DIFFER FROM THE
    EXPENSE RATIOS DISCLOSED IN THE FINANCIAL  HIGHLIGHTS  TABLES IN THIS REPORT.  NET EXPENSE:  EXPENSES REDUCED BY A VOLUNTARY FEE
    WAIVER. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF THE VOLUNTARY FEE WAIVER.

GROWTH OF $10,000 for periods ended 3/31                                                  SECTOR WEIGHTINGS as of 3/31/09*
---------------------------------------------------------------------------------------   ------------------------------------------
This chart assumes an initial investment of $10,000 made on March 31, 1999, for Class A
shares including any applicable sales charges or fees. The performance of the other       Information Technology                 40%
share class will be greater or less than that shown based on differences in inception     Health Care                            15
date, fees and sales charges. Performance assumes reinvestment of dividends and capital   Consumer Discretionary                 13
gain distributions.                                                                       Financials                              7
                                                                                          Energy                                  6
                                                                                          Materials                               6
              [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]                      Industrials                             5
                                                                                          Other                                   8
                             Share      S&P 500(R)  Russell 1000(R)
                             Class A    Index       Growth Index                          * % of total investments as of March 31,
                            --------   --------    -------------                            2009.
            3/31/99         $ 9,425    $10,000     $10,000
            3/31/00          15,100     11,824      13,412
            3/31/01           7,550      9,240       7,683
            3/30/02           6,912      9,263       7,529
            3/28/03           5,010      6,970       5,514
            3/31/04           7,586      9,418       7,289
            3/31/05           7,572     10,046       7,373
            3/31/06           9,367     11,225       8,343
            3/31/07           9,303     12,553       8,931
            3/30/08           9,778     11,916       8,864
            3/31/09           5,698      7,377       5,825

              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     A Share: NAINX
                                                                                                                     B Share: NBINX
INCOME & GROWTH FUND                                                                                                 C Share: POICX

- INCOME & GROWTH FUND (THE "FUND") is         issues proved most problematic. Security     effect. Numerous government programs
  diversified and has a primary investment     selection within the worst performing        announced during the quarter such as
  objective of investing in a diversified      Financial Sector was positive as was         PPIP, TALF, expanded quantitative easing
  group of securities that are selected        selection in the Energy Sector.              via the Federal Reserve Bank's purchase
  for current yield consistent with the                                                     of $1 trillion long dated Treasuries,
  preservation of capital. The Fund has a    HOW DID THE FIXED INCOME MARKET PERFORM        agency debt, and agency mortgage-backed
  secondary investment objective to          DURING THE FUND'S FISCAL YEAR?                 securities, coupled with the FASB
  achieve capital appreciation when it's                                                    decision to alter rules regarding
  consistent with the Fund's primary         - The broad U.S. fixed income market, as       mark-to-market accounting have helped
  objective.                                   represented by the Barclays Capital U.S.     improve sentiment in all fixed income
                                               Aggregate Bond Index returned 3.13% for      markets as, well as equities. The flight
  For the fiscal year ended March 31,          the fiscal year ended March 31, 2009.        to quality over the past 18 months has
  2009, the Fund's Class A shares returned                                                  reversed, with U.S. Treasuries being
  -23.17%, Class B shares returned           - Since March 31, 2008 the Federal Reserve     outperformed by nearly all spread
  -23.59%, and Class C shares returned         (the "Fed") has cut the federal funds        sectors during the 1st quarter.
  -23.72%. For the same period, the            rate 2.00% from 2.25% to a target range
  Barclays Capital U.S. Aggregate Bond         of 0-0.25%, citing concerns over           WHAT FACTORS AFFECTED THE FUND'S FIXED
  Index, a broad-based fixed income index,     tightening credit conditions and a         INCOME PERFORMANCE DURING ITS FISCAL YEAR?
  returned 3.13%, the S&P 500(R) Index, a      weakening economy. In the meetings,
  broad-based equity index, returned           towards the end of 2nd quarter and early   - The decision to maintain an underweight
  -38.09%; and the Income & Growth Fund        3rd quarter 2008, as commodities were        to U.S. Treasuries in favor of spread
  Composite Index, the Fund's                  hitting all time highs and inflation as      sectors was the largest detractor to
  style-specific benchmark, returned           measured by CPI was heightened, the Fed      performance for the fiscal year.
  -19.32%.                                     left rates unchanged citing concerns of      Treasuries outperformed as concerns over
                                               downside risks to growth and upside          sub-prime and the resulting credit
  ALL PERFORMANCE FIGURES ASSUME               inflation risks. In October the Fed          crunch continued the flight to quality,
  REINVESTMENT OF DISTRIBUTIONS AND            resumed its rate cut campaign, cutting       causing spreads in many sectors to widen
  EXCLUDE THE EFFECT OF SALES CHARGES.         the federal funds rate from 2.00% to a       to or near historic levels. This
  PERFORMANCE DATA QUOTED REPRESENTS PAST      target range of 0-0.25% by the end of        environment typically does not favor the
  RESULTS. PAST PERFORMANCE IS NO              the year. The Fed indicated that the         Fund's subadviser's style of investing,
  GUARANTEE OF FUTURE RESULTS AND CURRENT      additional rate cuts were necessary in       however, the Fund has maintained
  PERFORMANCE MAY BE HIGHER OR LOWER THAN      response to the intensification of the       diversification in all of its credit
  THE PERFORMANCE SHOWN. INVESTMENT RETURN     financial crisis that increased the          intensive sectors and has used the
  AND PRINCIPAL VALUE WILL FLUCTUATE SO        downside risk to growth and that             spread widening as an opportunity to
  YOUR SHARES WHEN REDEEMED, MAY BE WORTH      inflationary pressures had started to        invest in high quality issues that have
  MORE OR LESS THAN THEIR ORIGINAL COST.       moderate. Since the beginning of the         widened in sympathy with the market.
  PLEASE VISIT VIRTUS.COM FOR PERFORMANCE      fiscal year the yield curve has
  DATA CURRENT TO THE MOST RECENT              steepened, with rates declining across     - Among the Fund's investment in spread
  MONTH-END.                                   the curve but more pronounced at the         sectors, the overweight to commercial
                                               front end of the curve.                      mortgage-backed securities, corporate
HOW DID THE EQUITY MARKET PERFORM DURING                                                    high yield, and residential
THE FUND'S FISCAL YEAR?                      - The credit markets during the Fund's         mortgage-backed securities detracted the
                                               fiscal year ended March 31, 2009 can be      most from performance.
- Over the Fund's past fiscal year,            broken down into two distinct
  generally speaking, all major U.S.           sub-sections: the last three quarters of   - The largest positive contributors to
  equity benchmarks suffered losses. The       2008 and the first quarter of 2009. The      performance were the Fund's exposure to
  S&P 500(R) Index, one of the most widely     credit markets during the last three         agency mortgage-backed securities and
  used and well known broad U.S. equity        quarters of 2008 were extraordinarily        municipal bonds, though municipal bonds
  benchmarks was down 38.09% for the           volatile, with the 4th quarter being the     underperformed U.S. Treasuries.
  fiscal year. The Russell 2000(R) Index,      most volatile. This was primarily due to
  an index measuring U.S. small                fear surrounding the subprime mortgage     THE PRECEDING INFORMATION IS THE OPINION
  capitalization stocks, was down 37.50%.      market and its resulting contagion.        OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
                                               During the year and even more in the 4th   END OF THE PERIOD OF THE REPORT AS STATED
- All sectors within the S&P 500(R) Index      quarter, the economy showed significant    ON THE COVER. ANY SUCH OPINIONS ARE
  recorded negative returns for the year       signs of weakening with unemployment on    SUBJECT TO CHANGE AT ANY TIME BASED UPON
  as the global recession and general          the rise, a deteriorating housing          MARKET CONDITIONS AND SHOULD NOT BE RELIED
  economic slowdown spared none.               market, and unprecedented stress to the    ON AS INVESTMENT ADVICE.
                                               financial system, resulting in a severe
- Increasing unemployment, tight credit        lack of liquidity and uncertainty in the   INVESTING INTERNATIONALLY, ESPECIALLY IN
  markets, and general weakness in the         market. Despite the numerous efforts of    EMERGING MARKETS, INVOLVES ADDITIONAL
  housing market were among the themes         the Federal Reserve to inject liquidity    RISKS SUCH AS CURRENCY, POLITICAL,
  that carried throughout the year, as         into the system these fears caused a       ACCOUNTING ECONOMIC AND MARKET RISK.
  volatility reached a multi-year high.        very significant flight to quality which
                                               resulted in dramatic spread widening in    THE FUND MAY INVEST IN HIGH YIELD BONDS,
WHAT FACTORS AFFECTED THE FUND'S               all sectors of the bond market. So         WHICH MAY BE SUBJECT TO GREATER CREDIT AND
PERFORMANCE DURING ITS FISCAL YEAR?            significant was this flight to quality,    MARKET RISKS.
                                               that it caused Treasuries to outperform
- Value stocks weighed most heavily on the     all spread sectors for the full            AS INTEREST RATES RISE, EXISTING BOND
  Fund's equity performance over the past      reporting period.                          PRICES FALL AND CAN CAUSE THE VALUE OF AN
  year, as large-cap value stocks                                                         INVESTMENT IN A FUND TO DECLINE. CHANGES
  underperformed large-cap growth stocks     - During the first quarter of 2009 the       IN INTEREST RATES WILL AFFECT THE VALUE OF
  by a significant margin.                     economy continued to show signs of         LONGER-TERM FIXED INCOME SECURITIES MORE
                                               weakening with rising unemployment, a      THAN SHORTER-TERM SECURITIES.
- Sector selection within the Fund had a       deteriorating housing market, and
  negative impact on the Fund's return. In     declining retail sales and consumer        INVESTING IN THE SECURITIES OF SMALL AND
  particular, financials and consumer          confidence. While still at recessionary    MID-SIZED COMPANIES INVOLVES GREATER RISKS
  staples detracted the most. Information      levels, the pace of the economic decline   AND PRICE VOLATILITY THAN INVESTING IN
  technology and telecommunications            has shown signs of slowing. The various    LARGER, MORE ESTABLISHED COMPANIES.
  services added the most.                     efforts of the Federal Reserve and U.S.
                                               Treasury to inject liquidity into the      (ALSO SEE NOTE 15 IN THE NOTES TO
- Overall, security selection was a slight     system and provide clarity are starting    FINANCIAL STATEMENTS).
  drag on performance relative to the          to take
  benchmark S&P 500(R) Index. Health Care
  and Consumer Discretionary

              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/09
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Inception            Inception
                                            1 year            5 years            10 years            to 3/31/09               Date
CLASS A SHARES AT NAV(2)                    -23.17%            -1.86%              0.53%                  --                     --
CLASS A SHARES AT POP(3)                    -27.59             -3.02              -0.06                   --                     --
CLASS B SHARES AT NAV(2)                    -23.59             -2.58              -0.22                   --                     --
CLASS B SHARES WITH CDSC(4)                 -26.54             -2.58              -0.22                   --                     --
CLASS C SHARES AT NAV(2)                    -23.72             -2.61                 --                -0.33%               8/26/99
CLASS C SHARES WITH CDSC(4)                 -23.72             -2.61                 --                -0.33                8/26/99
S&P 500(R) INDEX                            -38.09             -4.77              -3.00                -3.74                8/26/99
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX    3.13              4.13               5.70                 5.97                8/26/99
INCOME & GROWTH FUND COMPOSITE INDEX        -19.32             -0.14               1.62                 1.37                8/26/99

FUND EXPENSE RATIOS(5): A SHARES: 1.28%; B SHARES: 2.03%; C SHARES: 2.03%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAIN
    DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4) "CDSC"  (CONTINGENT  DEFERRED  SALES CHARGE) IS APPLIED TO  REDEMPTIONS  OF CERTAIN  CLASSES OF SHARES THAT DO NOT HAVE A SALES
    CHARGE  APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE-YEAR  PERIOD.  CDSC
    CHARGES  FOR  CERTAIN  REDEMPTIONS  OF CLASS A SHARES  AND ALL  REDEMPTIONS  OF CLASS C SHARES  ARE 1% IN THE FIRST YEAR AND 0%
    THEREAFTER.
(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH IN THE  PROSPECTUS  FOR THE FUND EFFECTIVE  6/6/08 AND MAY DIFFER FROM THE EXPENSE
    RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT.

GROWTH OF $10,000 for periods ended 3/31                                                  ASSET ALLOCATION as of 3/31/09*
---------------------------------------------------------------------------------------   ------------------------------------------
This chart assumes an initial investment of $10,000 made on March 31, 1999, for Class A   Common Stocks                         46%
and Class B shares including any applicable sales charges or fees. The performance of       Information Technology           8%
the other share class will be greater or less than that shown based on differences in       Energy                           7
inception date, fees and sales charges. Performance assumes reinvestment of dividends       Health Care                      6
and capital gain distributions.                                                             All others                      25
                                                                                          Mortgage-Backed Securities            22
          [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]                          Corporate Bonds                       18
                                                                                          Other (includes short-term
                                                  Barclays        Income &                   investments)                       14
                                                  Capital U.S.    Growth
            Share       Share       S&P 500(R)    Aggregate       Composite               * % of total investments as of March 31,
            Class A     Class B     Index         Bond Index      Index                     2009.
           --------    --------    --------      ------------    ----------
3/31/99    $ 9,425     $10,000     $10,000       $10,000         $10,000
3/31/00     10,133      10,664      11,824        10,187          11,011
3/31/01      9,601      10,023       9,240        11,463          10,370
3/30/02      9,933      10,285       9,263        12,076          10,704
3/28/03      9,033       9,288       6,970        13,488           9,885
3/31/04     10,917      11,153       9,418        14,217          11,822
3/31/05     11,286      11,440      10,046        14,380          12,292
3/31/06     11,953      12,019      11,225        14,705          13,150
3/31/07     13,071      13,052      12,553        15,674          14,364
3/30/08     12,935      12,807      11,916        16,876          14,552
3/31/09      9,938       9,786       7,377        17,403          11,741


              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     A Share: PHSKX
                                                                                                                     B Share: PSKBX
                                                                                                                     C Share: PSKCX
MID-CAP GROWTH FUND                                                                                                  I Share: PICMX

- MID-CAP GROWTH FUND (THE "FUND") is        - In the near term, quarterly earnings
  diversified and has an investment            reports will be an important signal for
  objective to seek capital appreciation.      the markets, as companies reveal their
                                               performance and outlook for the
  For the fiscal year ended March 31,          remainder of the year. In addition, the
  2009, the Fund's Class A shares returned     market will continue to assess the
  -40.26%, Class B shares returned             government and Federal Reserve's plans
  -40.79%, Class C shares returned             to combat the financial crisis facing
  -40.70%, and Class I shares returned         the nation and key economic indicators
  -40.07%. For the same period the S&P         will continue to be closely scrutinized.
  500(R) Index, a broad-based equity
  index, returned -38.09% and the Russell    WHAT FACTORS AFFECTED THE FUND'S
  MidCap(R) Growth Index, the Fund's         PERFORMANCE DURING ITS FISCAL YEAR?
  style-specific benchmark, returned
  -39.58%.                                   - Stock selection was slightly negative
                                               for the period. Stock selection within
  ALL PERFORMANCE FIGURES ASSUME               the Financial sector was quite strong,
  REINVESTMENT OF DISTRIBUTIONS AND            as the Fund generally avoided troubled
  EXCLUDE THE EFFECT OF SALES CHARGES.         banks. Selection was also solid within
  PERFORMANCE DATA QUOTED REPRESENTS PAST      Utilities and Consumer Staples. Within
  RESULTS. PAST PERFORMANCE IS NO              the Healthcare, Materials, and Energy
  GUARANTEE OF FUTURE RESULTS AND CURRENT      sectors stock selection detracted from
  PERFORMANCE MAY BE HIGHER OR LOWER THAN      performance.
  THE PERFORMANCE SHOWN. INVESTMENT RETURN
  AND PRINCIPAL VALUE WILL FLUCTUATE SO      - Overall sector allocation was slightly
  YOUR SHARES WHEN REDEEMED, MAY BE WORTH      positive, benefiting by the portfolio's
  MORE OR LESS THAN THEIR ORIGINAL COST.       overweight position in
  PLEASE VISIT VIRTUS.COM FOR PERFORMANCE      Telecommunications and underweight
  DATA CURRENT TO THE MOST RECENT              position in Financials.
  MONTH-END.
                                             THE PRECEDING INFORMATION IS THE OPINION
HOW DID THE MARKET PERFORM DURING THE        OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
FUND'S FISCAL YEAR?                          END OF THE PERIOD OF THE REPORT AS STATED
                                             ON THE COVER. ANY SUCH OPINIONS ARE
- Equity markets performed poorly during     SUBJECT TO CHANGE AT ANY TIME BASED UPON
  this fiscal year mirroring economic        MARKET CONDITIONS AND SHOULD NOT BE RELIED
  conditions and expectations. Sector        ON AS INVESTMENT ADVICE.
  rotation radically impacted returns
  within energy and materials.               INVESTING IN THE SECURITIES OF SMALL AND
                                             MID-SIZED COMPANIES INVOLVES GREATER RISKS
- The Russell Midcap Growth Index fared      AND PRICE VOLATILITY THAN INVESTING IN
  moderately better than its Russell         LARGER, MORE ESTABLISHED COMPANIES.
  Midcap Value Index due in large part to
  its relative overweight of Technology
  and underweight of the Financial sector.

- New fears about the survival of the
  nation's largest banks produced an
  extremely challenging month of February.
  The markets did finally begin to rally
  with unexpected better news out of some
  banks, including Citigroup.

              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/09
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Inception            Inception
                                            1 year            5 years            10 years            to 3/31/09               Date
CLASS A SHARES AT NAV(2)                    -40.26%            -9.39%             -6.16%                   --                    --
CLASS A SHARES AT POP(3,4)                  -43.69            -10.46              -6.71                    --                    --
CLASS B SHARES AT NAV(2)                    -40.79            -10.09              -6.87                    --                    --
CLASS B SHARES WITH CDSC(4)                 -43.16            -10.09              -6.87                    --                    --
CLASS C SHARES AT NAV(2)                    -40.70            -10.08                 --                -10.56%               1/2/01
CLASS C SHARES WITH CDSC(4)                 -40.70            -10.08                 --                -10.56                1/2/01
CLASS I SHARES AT NAV(2)                    -40.07                --                 --                -34.93               9/13/07
S&P 500(R) INDEX                            -38.09             -4.77              -3.00                NOTE 5                NOTE 5
RUSSELL MIDCAP(R) GROWTH INDEX              -39.58             -3.91              -0.86                NOTE 6                NOTE 6

FUND EXPENSE RATIOS(7): A SHARES: GROSS 1.53%, NET 1.45%; B SHARES: GROSS 2.28%, NET 2.20%; C SHARES: GROSS 2.28%, NET 2.20%;
I SHARES: GROSS 1.28%, NET 1.20%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.

(1) TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS  AND CAPITAL GAIN
    DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
    APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE-YEAR  PERIOD.  CDSC CHARGES
    FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE S&P 500(R)  INDEX  RETURNS  SINCE THE  INCEPTION  OF CLASS C SHARES  (1/2/01)  ARE -3.84%  AND  -31.41%  FOR CLASS I SHARES
    (9/13/07).
(6) RUSSELL MIDCAP(R) GROWTH INDEX RETURNS SINCE THE INCEPTION OF CLASS C SHARES (1/2/01) ARE -3.13% AND -32.13% FOR CLASS I SHARES
    (9/13/07).
(7) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE  6/6/08 AND MAY DIFFER FROM THE
    EXPENSE RATIOS DISCLOSED IN THE FINANCIAL  HIGHLIGHTS TABLES IN THIS REPORT.  NET EXPENSE:  EXPENSES REDUCED BY A VOLUNTARY FEE
    WAIVER. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.

GROWTH OF $10,000 for periods ended 3/31                                                  SECTOR WEIGHTINGS as of 3/31/09*
---------------------------------------------------------------------------------------   ------------------------------------------
This chart assumes an initial investment of $10,000 made on March 31, 1999, for Class A   Information Technology                 21%
and Class B shares including any applicable sales charges or fees. The performance of     Industrials                            18
the other share classes will be greater or less than that shown based on differences in   Consumer Discretionary                 18
inception date, fees and sales charges. Performance assumes reinvestment of dividends     Health Care                            12
and capital gain distributions.                                                           Energy                                  8
                                                                                          Consumer Staples                        7
              [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]                      Materials                               6
                                                                                          Other (includes short-term
                                                             Russell                         investments)                        10
                                                             MidCap(R)
                         Share      Share       S&P 500(R)   Growth                       * % of total investments as of March 31,
                         Class A    Class B     Index        Index                          2009.
                        --------   --------    --------     -------
        3/31/99         $ 9,425    $10,000     $10,000      $10,000
        3/31/00          18,780     19,779      11,824       17,720
        3/31/01           8,320      8,698       9,240        9,672
        3/30/02           8,003      8,306       9,263       10,127
        3/28/03           5,381      5,543       6,970        7,483
        3/31/04           8,173      8,356       9,418       11,197
        3/31/05           8,473      8,603      10,046       12,128
        3/31/06           9,891      9,965      11,225       14,878
        3/31/07           9,665      9,668      12,553       15,905
        3/30/08           8,354      8,293      11,916       15,181
        3/31/09           4,991      4,910       7,377        9,172


              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     A Share: PQSAX
                                                                                                                     C Share: PQSCX
QUALITY SMALL-CAP FUND                                                                                               I Share: PXQSX

- QUALITY SMALL-CAP FUND (THE "FUND") is     - Significant monetary and fiscal stimulus   THE PRECEDING INFORMATION IS THE OPINION
  diversified and has an investment            efforts by the federal government should   OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
  objective to seek long-term capital          help curtail deteriorating economic        END OF THE PERIOD OF THE REPORT AS STATED
  appreciation.                                conditions and provide the underpinnings   ON THE COVER. ANY SUCH OPINIONS ARE
                                               for future recovery. Further, there is     SUBJECT TO CHANGE AT ANY TIME BASED UPON
  For the fiscal year ended March 31,          considerable incentive for financial       MARKET CONDITIONS AND SHOULD NOT BE RELIED
  2009, the Fund's Class A shares returned     institutions to lend to worthy borrowers   ON AS INVESTMENT ADVICE.
  -33.77%, Class C shares returned             given the normalization and steepening
  -34.30%, and Class I shares returned         of the interest-rate curve which makes     INVESTING IN THE SECURITIES OF SMALL AND
  -33.66%. For the same period, the S&P        new loans highly profitable. However,      MID-SIZED COMPANIES INVOLVES GREATER RISKS
  500(R) Index, a broad-based equity           questionable loans made in the past pose   AND PRICE VOLATILITY THAN INVESTING IN
  index, returned -38.09%; and the Russell     solvency risk to many of our nation's      LARGER, MORE ESTABLISHED COMPANIES.
  2000(R) Value Index, the Fund's              financial institutions today, while the
  style-specific benchmark, returned           "shadow" banking system, which provided    BECAUSE THE FUND HOLDS A LIMITED NUMBER OF
  -38.89%.                                     a significant source of credit in the      SECURITIES, IT WILL BE IMPACTED BY EACH
                                               past, has unraveled. In addition,          SECURITY'S PERFORMANCE MORE THAN A FUND
  ALL PERFORMANCE FIGURES ASSUME               consumer debt levels remain at historic    WITH A LARGER NUMBER OF HOLDINGS.
  REINVESTMENT OF DISTRIBUTIONS AND            highs. These factors decrease the
  EXCLUDE THE EFFECT OF SALES CHARGES.         likelihood for a sharp economic            BECAUSE THE FUND IS HEAVILY WEIGHTED IN A
  PERFORMANCE DATA QUOTED REPRESENTS PAST      recovery.                                  SINGLE SECTOR, IT WILL BE IMPACTED BY THAT
  RESULTS. PAST PERFORMANCE IS NO                                                         SECTOR'S PERFORMANCE MORE THAN A FUND WITH
  GUARANTEE OF FUTURE RESULTS AND CURRENT    WHAT FACTORS AFFECTED THE FUND'S             A BROADER SECTOR DIVERSIFICATION.
  PERFORMANCE MAY BE HIGHER OR LOWER THAN    PERFORMANCE DURING ITS FISCAL YEAR?
  THE PERFORMANCE SHOWN. INVESTMENT RETURN
  AND PRINCIPAL VALUE WILL FLUCTUATE SO      - High-quality stocks, as measured by S&P
  YOUR SHARES WHEN REDEEMED, MAY BE WORTH      Quality Rankings, held up better than
  MORE OR LESS THAN THEIR ORIGINAL COST.       low-quality stocks during the Fund's
  PLEASE VISIT VIRTUS.COM FOR PERFORMANCE      fiscal year, which we would expect in
  DATA CURRENT TO THE MOST RECENT              such tumultuous times. Further, stocks
  MONTH-END.                                   with below-investment-grade credit
                                               ratings declined sharply, as the credit
HOW DID THE MARKET PERFORM DURING THE          markets continued to tighten and credit
FUND'S FISCAL YEAR?                            spreads rose to an historic high of over
                                               1000 basis points.
- The returns of the market during the
  Fund's fiscal year will go down in         - The Fund outperformed the Russell
  history as one of the worst stock market     2000(R) Value Index for the fiscal year
  performances in decades.                     ended March 31, 2009. The main factor
                                               driving the outperformance was strong
  Surprisingly, small-cap stocks had the       stock selection and the portfolio's
  strongest performance on a relative          high-quality focus.
  basis, with the Russell 2000(R) Index
  declining 37.50%, the S&P 500(R) Index     - The Fund's performance was helped by
  falling 38.09%, and the Russell              strong stock selection in Consumer
  Midcap(R) Index falling 40.81%.              Cyclicals and Basic Materials and was
                                               hurt by poor stock selection in
- For the fiscal year, classic defensive       Financial Services and Energy.
  sectors, consumer staples and utilities,
  outperformed as expected in this
  environment, although they nonetheless
  declined. Following the continued drop
  in oil and natural-gas prices, energy
  performed the worst. Other
  underperforming sectors included capital
  goods and consumer cyclicals, reflecting
  the weakening economy, the largest
  decline in consumer spending since 1980,
  and the rapidly rising unemployment
  rate.

              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/09
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Inception                            Inception
                                                      1 year                         to 3/31/09                               Date
CLASS A SHARES AT NAV(2)                              -33.77%                          -14.46%                              6/28/06
CLASS A SHARES AT POP(3,4)                            -37.58                           -16.28                               6/28/06
CLASS C SHARES AT NAV(2)                              -34.30                           -15.10                               6/28/06
CLASS C SHARES WITH CDSC(4)                           -34.30                           -15.10                               6/28/06
CLASS I SHARES AT NAV                                 -33.66                           -14.26                               6/28/06
S&P 500(R) INDEX                                      -38.09                           -13.05                               6/28/06
RUSSELL 2000(R) VALUE INDEX                           -38.89                           -16.65                               6/28/06

FUND EXPENSE RATIOS(5): A SHARES: GROSS 1.63%, NET 1.47%; C SHARES: GROSS 2.38%, NET 2.22%; I SHARES: GROSS 1.42%, NET 1.25%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.

(1) TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS  AND CAPITAL GAIN
    DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
    APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR CERTAIN  REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES
    ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE  6/6/08 AND MAY DIFFER FROM THE
    EXPENSE RATIOS DISCLOSED IN THE FINANCIAL  HIGHLIGHTS TABLES IN THIS REPORT.  NET EXPENSE:  EXPENSES REDUCED BY A VOLUNTARY FEE
    WAIVER. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.

GROWTH OF $10,000 for periods ended 3/31                                                  SECTOR WEIGHTINGS as of 3/31/09*
---------------------------------------------------------------------------------------   ------------------------------------------
                                                                                          Industrials                            30%
This chart assumes an initial investment of $10,000 made on June 28, 2006, (inception     Financials                             17
of the Fund) for Class A, Class C and Class I shares including any applicable sales       Health Care                            11
charges or fees. Performance assumes reinvestment of dividends and capital gain           Consumer Staples                        9
distributions.                                                                            Consumer Discretionary                  9
                                                                                          Information Technology                  9
                                                                                          Energy                                  9
          [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]                          Other (includes short-term
                                                                                             investments)                         6
                                                                  Russell
                                                                  2000(R)                 * % of total investments as of March 31,
              Share       Share       Share         S&P 500(R)    Value                     2009.
              Class A     Class B     Class I       Index         Index
             --------    --------    --------      -------       --------
  6/28/06    $ 9,425     $10,000     $10,000       $10,000       $10,000
  3/30/07     10,960      11,568      11,654        11,568        11,913
  3/31/08      9,248       9,688       9,861        10,980         9,902
  3/31/09      6,125       6,366       6,541         6,798         6,051


              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     A Share: PKSAX
                                                                                                                     B Share: PKSBX
                                                                                                                     C Share: PKSCX
SMALL-CAP CORE FUND                                                                                                  I Share: PKSFX

- SMALL-CAP CORE FUND (THE "FUND") is        - Significant monetary and fiscal stimulus   THE PRECEDING INFORMATION IS THE OPINION
  diversified and has an investment            efforts by the federal government should   OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
  objective to seek long-term capital          help curtail deteriorating economic        END OF THE PERIOD OF THE REPORT AS STATED
  appreciation with dividend income a          conditions and provide the underpinnings   ON THE COVER. ANY SUCH OPINIONS ARE
  secondary consideration.                     for future recovery. Further, there is     SUBJECT TO CHANGE AT ANY TIME BASED UPON
                                               considerable incentive for financial       MARKET CONDITIONS AND SHOULD NOT BE RELIED
  For the fiscal year ended March 31,          institutions to lend to worthy borrowers   ON AS INVESTMENT ADVICE.
  2009, the Fund's Class A shares returned     given the normalization and steepening
  -29.71%, Class B shares returned             of the interest-rate curve which makes     INVESTING IN THE SECURITIES OF SMALL AND
  -30.30%, Class C shares returned             new loans highly profitable. However,      MID-SIZED COMPANIES INVOLVES GREATER RISKS
  -30.33%, and Class I shares returned         questionable loans made in the past pose   AND PRICE VOLATILITY THAN INVESTING IN
  -29.59%. For the same period, the S&P        solvency risk to many of our nation's      LARGER, MORE ESTABLISHED COMPANIES.
  500(R) Index, a broad-based equity           financial institutions today, while the
  index, returned -38.09%; the Russell         "shadow" banking system, which provided    BECAUSE THE FUND HOLDS A LIMITED NUMBER OF
  2000(R) Index, the Fund's style-specific     a significant source of credit in the      SECURITIES, IT WILL BE IMPACTED BY EACH
  benchmark, returned -37.50%; and the         past, has unraveled. In addition,          SECURITY'S PERFORMANCE MORE THAN A FUND
  Russell 2500TM Index, the Fund's former      consumer debt levels remain at historic    WITH A LARGER NUMBER OF HOLDINGS.
  style-specific benchmark, returned           highs. These factors decrease the
  -38.23%.                                     likelihood for a sharp economic            BECAUSE THE FUND IS HEAVILY WEIGHTED IN A
                                               recovery.                                  SINGLE SECTOR, IT WILL BE IMPACTED BY THAT
  ALL PERFORMANCE FIGURES ASSUME                                                          SECTOR'S PERFORMANCE MORE THAN A FUND WITH
  REINVESTMENT OF DISTRIBUTIONS AND          WHAT FACTORS AFFECTED THE FUND'S             A BROADER SECTOR DIVERSIFICATION.
  EXCLUDE THE EFFECT OF SALES CHARGES.       PERFORMANCE DURING ITS FISCAL YEAR?
  PERFORMANCE DATA QUOTED REPRESENTS PAST
  RESULTS. PAST PERFORMANCE IS NO            - High-quality stocks, as measured by S&P
  GUARANTEE OF FUTURE RESULTS AND CURRENT      Quality Rankings, held up better than
  PERFORMANCE MAY BE HIGHER OR LOWER THAN      low-quality stocks during the Fund's
  THE PERFORMANCE SHOWN. INVESTMENT RETURN     fiscal year, which we would expect in
  AND PRINCIPAL VALUE WILL FLUCTUATE SO        such tumultuous times. Further, stocks
  YOUR SHARES WHEN REDEEMED, MAY BE WORTH      with below-investment-grade credit
  MORE OR LESS THAN THEIR ORIGINAL COST.       ratings declined sharply, as the credit
  PLEASE VISIT VIRTUS.COM FOR PERFORMANCE      markets continued to tighten and credit
  DATA CURRENT TO THE MOST RECENT              spreads rose to an historic high of over
  MONTH-END.                                   1000 basis points.

HOW DID THE MARKET PERFORM DURING THE        - The Fund outperformed the Russell
FUND'S FISCAL YEAR?                            2000(R) Index for the fiscal year ended
                                               March 31, 2009. The main factor driving
- The returns of the market during the         the outperformance was strong stock
  Fund's fiscal year will go down in           selection and the portfolio's
  history as one of the worst stock market     high-quality focus.
  performances in decades. Surprisingly,
  small-cap stocks had the strongest         - The Fund's performance was helped by
  performance on a relative basis, with        strong stock selection in Consumer
  the Russell 2000(R) Index declining          Cyclicals and Financial Services and was
  37.50%, the S&P 500(R) Index falling         hurt by poor stock selection in
  38.09%, and the Russell Midcap(R) Index      Technology and Energy.
  falling 40.81%.

- For the fiscal year, classic defensive sectors, consumer staples and utilities, outperformed as expected in this environment, although they nonetheless declined. Following the continued drop in oil and natural-gas prices, energy performed the worst. Other underperforming sectors included capital goods and consumer cyclicals, reflecting the weakening economy, the largest decline in consumer spending since 1980, and the rapidly rising unemployment rate.

              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/09
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Inception      Inception
                                                                   1 year       5 years      10 years      to 3/31/09         Date
CLASS A SHARES AT NAV(2)                                           -29.71%       -5.35%          --          -1.21%         8/30/02
CLASS A SHARES AT POP(3,4)                                         -33.75        -6.46           --          -2.09          8/30/02
CLASS B SHARES AT NAV(2)                                           -30.30        -6.02           --          -1.92          8/30/02
CLASS B SHARES WITH CDSC(4)                                        -32.80        -6.02           --          -1.92          8/30/02
CLASS C SHARES AT NAV(2)                                           -30.33        -6.03           --          -1.91          8/30/02
CLASS C SHARES WITH CDSC(4)                                        -30.33        -6.03           --          -1.91          8/30/02
CLASS I SHARES AT NAV(2)                                           -29.59        -5.13         1.51%            --               --
S&P 500(R) INDEX                                                   -38.09        -4.77        -3.00          -0.14          8/30/02
RUSSELL 2000(R) INDEX                                              -37.50        -5.24         1.93           2.51          8/30/02
RUSSELL 2500(TM) INDEX (THE FORMER STYLE-SPECIFIC BENCHMARK)       -38.23        -4.45         3.33           2.87          8/30/02

FUND EXPENSE RATIOS(5): A SHARES: 1.63%, B SHARES: 2.38%, C SHARES: 2.38%, I SHARES: 1.38%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAIN
    DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
    APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE-YEAR PERIOD. CDSC CHARGES
    FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 6/6/08 AND MAY DIFFER FROM THE
    EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT.

GROWTH OF $10,000 for periods ended 3/31                                                  SECTOR WEIGHTINGS as of 3/31/09*
---------------------------------------------------------------------------------------   ------------------------------------------
This chart assumes an initial investment of $10,000 made on March 31, 1999, for Class I   Industrials                            24%
shares including any applicable sales charges or fees. The performance of the other       Information Technology                 24
share classes will be greater or less than that shown based on differences in inception   Health Care                            17
date, fees and sales charges. Performance assumes reinvestment of dividends and capital   Financials                             12
gain distributions.                                                                       Consumer Discretionary                 10
                                                                                          Energy                                  5
          [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]                          Consumer Staples                        4
                                                                                          Other (includes short-term
                                                                                             investments)                         4
                                                  Russell          Russell
                    Share          S&P 500(R)     2000(R)          2500(TM)               * % of total investments as of March 31,
                    Class I        Index          Index            Index                    2009.
                   --------       --------       --------         -------
  3/31/99          $10,000        $10,000        $10,000          $10,000
  3/31/00           11,130         11,824         13,729           14,348
  3/31/01           12,938          9,240         11,625           12,410
  3/30/02           15,104          9,263         13,250           14,268
  3/28/03           10,718          6,970          9,678           10,844
  3/31/04           15,120          9,418         15,855           17,420
  3/31/05           15,898         10,046         16,713           18,850
  3/31/06           18,493         11,225         21,032           23,384
  3/31/07           20,134         12,553         22,275           25,309
  3/30/08           16,502         11,916         19,379           22,456
  3/31/09           11,620          7,377         12,112           13,871

              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     A Share: PAMAX
                                                                                                                     B Share: PSMGX
SMALL-CAP GROWTH FUND                                                                                                C Share: PEMCX

- SMALL-CAP GROWTH FUND (THE "FUND") is      WHAT FACTORS AFFECTED THE FUND'S
  diversified and has an investment          PERFORMANCE DURING ITS FISCAL YEAR?
  objective to seek long-term growth of
  capital.                                   - Growth stocks outperformed value stocks,
                                               and large cap stocks outperformed small
  For the fiscal year ended March 31,          cap stocks over the fiscal year ended
  2009, the Fund's Class A shares returned     March 31, 2009.
  -43.76%, Class B shares returned
  -44.18%, and Class C shares returned       - Underperformance of the Fund relative to
  -44.19%. For the same period, the S&P        its primary benchmark was largely
  500(R) Index, a broad-based equity           influenced by the negative impact of
  index, returned -38.09%; and the Russell     security selection. Specifically, stock
  2000(R) Growth Index, the Fund's             selection in the Consumer Discretionary,
  style-specific benchmark, returned           Health Care, and Consumer Staples
  -36.36%.                                     sectors were detractors to performance,
                                               somewhat offset by positive stock
  ALL PERFORMANCE FIGURES ASSUME               selection in the Materials sector.
  REINVESTMENT OF DISTRIBUTIONS AND
  EXCLUDE THE EFFECT OF SALES CHARGES.       - Sector allocation decisions were a
  PERFORMANCE DATA QUOTED REPRESENTS PAST      modest contributor to performance.
  RESULTS. PAST PERFORMANCE IS NO              Underweight positioning in the
  GUARANTEE OF FUTURE RESULTS AND CURRENT      underperforming Energy sector and
  PERFORMANCE MAY BE HIGHER OR LOWER THAN      overweight positioning in the
  THE PERFORMANCE SHOWN. INVESTMENT RETURN     outperforming Technology sector were the
  AND PRINCIPAL VALUE WILL FLUCTUATE SO        biggest contributors to positive sector
  YOUR SHARES WHEN REDEEMED, MAY BE WORTH      allocation. Underweighting the
  MORE OR LESS THAN THEIR ORIGINAL COST.       outperforming Health Care sector was the
  PLEASE VISIT VIRTUS.COM FOR PERFORMANCE      biggest detractor from positive sector
  DATA CURRENT TO THE MOST RECENT              allocation.
  MONTH-END.
                                             THE PRECEDING INFORMATION IS THE OPINION
HOW DID THE MARKET PERFORM DURING THE        OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
FUND'S FISCAL YEAR?                          END OF THE PERIOD OF THE REPORT AS STATED
                                             ON THE COVER. ANY SUCH OPINIONS ARE
- Broadly speaking, the equity markets       SUBJECT TO CHANGE AT ANY TIME BASED UPON
  were down during the Fund's fiscal year    MARKET CONDITIONS AND SHOULD NOT BE RELIED
  ended March 31, 2009. A slowing global     ON AS INVESTMENT ADVICE.
  economy plus continued credit concerns
  pressured equity returns during the time   INVESTING IN THE SECURITIES OF SMALL AND
  period.                                    MID-SIZED COMPANIES INVOLVES GREATER RISKS
                                             AND PRICE VOLATILITY THAN INVESTING IN
- Volatility reached a multi-year high as    LARGER, MORE ESTABLISHED COMPANIES.
  the fiscal year progressed and investors
  digested a host of variables affecting     BECAUSE THE FUND IS HEAVILY WEIGHTED IN A
  forecasted profits. Continued housing      SINGLE SECTOR, IT WILL BE IMPACTED BY THAT
  price declines, rising unemployment, and   SECTOR'S PERFORMANCE MORE THAN A FUND WITH
  lower earnings forecasts were countered    A BROADER SECTOR DIVERSIFICATION.
  by unprecedented policy and monetary
  responses to the slowing economy.

              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/09
------------------------------------------------------------------------------------------------------------------------------------
                                                          1 year                       5 years                       10 years
CLASS A SHARES AT NAV(2)                                  -43.76%                      -10.25%                        -2.66%
CLASS A SHARES AT POP(3,4)                                -46.99                       -11.30                         -3.23
CLASS B SHARES AT NAV(2)                                  -44.18                       -10.92                         -3.38
CLASS B SHARES WITH CDSC(4)                               -46.41                       -10.92                         -3.38
CLASS C SHARES AT NAV(2)                                  -44.19                       -10.93                         -3.39
CLASS C SHARES WITH CDSC(4)                               -44.19                       -10.93                         -3.39
S&P 500(R) INDEX                                          -38.09                        -4.77                         -3.00
RUSSELL 2000(R) GROWTH INDEX                              -36.36                        -5.37                         -1.60

FUND EXPENSE RATIOS(5): A SHARES: 1.78%; B SHARES: 2.53%; C SHARES: 2.53%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.

(1) TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS  AND CAPITAL GAIN
    DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
    APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE-YEAR  PERIOD.  CDSC CHARGES
    FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE  6/6/08 AND MAY DIFFER FROM THE
    EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT.

GROWTH OF $10,000 for periods ended 3/31                                                  SECTOR WEIGHTINGS as of 3/31/09*
---------------------------------------------------------------------------------------   ------------------------------------------
This chart assumes an initial investment of $10,000 made on March 31, 1999, for Class     Information Technology                 29%
A, Class B and Class C shares including any applicable sales charges of fees.             Health Care                            22
Performance assumes reinvestment of dividends and capital gain distributions.             Industrials                            14
                                                                                          Consumer Discretionary                 13
                                                                                          Financials                              5
            [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]                        Energy                                  4
                                                                                          Materials                               3
                                                                     Russell              Other (includes short-term
                                                                     2000(R)                 investments)                        10
               Share        Share        Share        S&P 500(R)     Growth
               Class A      Class B      Class C      Index          Index                * % of total investments as of March 31,
              --------     --------     --------     -------        --------                2009.
  3/31/99     $ 9,425      $10,000      $10,000      $10,000        $10,000
  3/31/00      21,869       23,036       23,033       11,824         15,904
  3/31/01      11,142       11,648       11,645        9,240          9,573
  3/30/02      10,643       11,044       11,044        9,263         10,047
  3/28/03       7,459        7,683        7,682        6,970          6,869
  3/31/04      12,364       12,637       12,639        9,418         11,208
  3/31/05      11,666       11,836       11,837       10,046         11,306
  3/31/06      15,159       15,261       15,263       11,225         14,453
  3/31/07      14,926       14,913       14,915       12,553         14,679
  3/30/08      12,803       12,697       12,698       11,916         13,367
  3/31/09       7,201        7,088        7,087        7,377          8,506


              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     A Share: PSGAX
                                                                                                                     C Share: PSGCX
SMALL-CAP SUSTAINABLE GROWTH FUND                                                                                    I Share: PXSGX

- SMALL-CAP SUSTAINABLE GROWTH FUND (THE     - Significant monetary and fiscal stimulus   THE PRECEDING INFORMATION IS THE OPINION
  "FUND") is diversified and has an            efforts by the federal government should   OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
  investment objective to seek long-term       help curtail deteriorating economic        END OF THE PERIOD OF THE REPORT AS STATED
  capital appreciation.                        conditions and provide the underpinnings   ON THE COVER. ANY SUCH OPINIONS ARE
                                               for future recovery. Further, there is     SUBJECT TO CHANGE AT ANY TIME BASED UPON
  For the fiscal year ended March 31,          considerable incentive for financial       MARKET CONDITIONS AND SHOULD NOT BE RELIED
  2009, the Fund's Class A shares returned     institutions to lend to worthy borrowers   ON AS INVESTMENT ADVICE.
  -32.24%, Class C shares returned             given the normalization and steepening
  -32.89%, and Class I shares returned         of the interest-rate curve which makes     INVESTING IN THE SECURITIES OF SMALL AND
  -32.75%. For the same period, the S&P        new loans highly profitable. However,      MID-SIZED COMPANIES INVOLVES GREATER RISKS
  500(R) Index, a broad-based equity           questionable loans made in the past pose   AND PRICE VOLATILITY THAN INVESTING IN
  index, returned -38.09%; and the Russell     solvency risk to many of our nation's      LARGER, MORE ESTABLISHED COMPANIES.
  2000(R) Growth Index, the Fund's             financial institutions today, while the
  style-specific benchmark, returned           "shadow" banking system, which provided    BECAUSE THE FUND HOLDS A LIMITED NUMBER OF
  -36.36%.                                     a significant source of credit in the      SECURITIES, IT WILL BE IMPACTED BY EACH
                                               past, has unraveled. In addition,          SECURITY'S PERFORMANCE MORE THAN A FUND
  ALL PERFORMANCE FIGURES ASSUME               consumer debt levels remain at historic    WITH A LARGER NUMBER OF HOLDINGS.
  REINVESTMENT OF DISTRIBUTIONS AND            highs. These factors decrease the
  EXCLUDE THE EFFECT OF SALES CHARGES.         likelihood for a sharp economic            BECAUSE THE FUND IS HEAVILY WEIGHTED IN A
  PERFORMANCE DATA QUOTED REPRESENTS PAST      recovery.                                  SINGLE SECTOR, IT WILL BE IMPACTED BY THAT
  RESULTS. PAST PERFORMANCE IS NO                                                         SECTOR'S PERFORMANCE MORE THAN A FUND WITH
  GUARANTEE OF FUTURE RESULTS AND CURRENT    WHAT FACTORS AFFECTED THE FUND'S             A BROADER SECTOR DIVERSIFICATION.
  PERFORMANCE MAY BE HIGHER OR LOWER THAN    PERFORMANCE DURING ITS FISCAL YEAR?
  THE PERFORMANCE SHOWN. INVESTMENT RETURN
  AND PRINCIPAL VALUE WILL FLUCTUATE SO      - High-quality stocks, as measured by S&P
  YOUR SHARES WHEN REDEEMED, MAY BE WORTH      Quality Rankings, held up better than
  MORE OR LESS THAN THEIR ORIGINAL COST.       low-quality stocks during the Fund's
  PLEASE VISIT VIRTUS.COM FOR PERFORMANCE      fiscal year, which we would expect in
  DATA CURRENT TO THE MOST RECENT              such tumultuous times. Further, stocks
  MONTH-END.                                   with below-investment-grade credit
                                               ratings declined sharply, as the credit
HOW DID THE MARKET PERFORM DURING THE          markets continued to tighten and credit
FUND'S FISCAL YEAR?                            spreads rose to an historic high of over
                                               1000 basis points.
- The returns of the market during the
  Fund's fiscal year will go down in         - The Fund outperformed the Russell
  history as one of the worst stock market     2000(R) Growth Index for the fiscal year
  performances in decades. Surprisingly,       ended March 31, 2009. The main factor
  small-cap stocks had the strongest           driving the outperformance was the
  performance on a relative basis, with        portfolio's high-quality focus.
  the Russell 2000(R) Index declining
  37.50%, the S&P 500(R) Index falling       - The Fund's performance was helped by
  38.09%, and the Russell Midcap(R) Index      strong stock selection in Consumer
  falling 40.81%.                              Cyclicals and Basic Materials and was
                                               hurt by poor stock selection in
- For the fiscal year, classic defensive       Financial Services and Energy.
  sectors, consumer staples and utilities,
  outperformed as expected in this
  environment, although they nonetheless
  declined. Following the continued drop
  in oil and natural-gas prices, energy
  performed the worst. Other
  underperforming sectors included capital
  goods and consumer cyclicals, reflecting
  the weakening economy, the largest
  decline in consumer spending since 1980,
  and the rapidly rising unemployment
  rate.

              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/09
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Inception                            Inception
                                                       1 year                        to 3/31/09                               Date
CLASS A SHARES AT NAV(2)                              -32.24%                          -15.91%                              6/28/06
CLASS A SHARES AT POP(3)                              -36.14                           -17.69                               6/28/06
CLASS C SHARES AT NAV(2)                              -32.89                           -16.60                               6/28/06
CLASS C SHARES WITH CDSC(4)                           -32.89                           -16.60                               6/28/06
CLASS I SHARES AT NAV                                 -32.75                           -16.01                               6/28/06
S&P 500(R) INDEX                                      -38.09                           -13.05                               6/28/06
RUSSELL 2000(R) GROWTH INDEX                          -36.36                           -13.49                               6/28/06

FUND EXPENSE RATIOS(5): A SHARES: GROSS 1.84%, NET 1.54%; C SHARES: GROSS 2.60%, NET 2.29%; I SHARES: GROSS 1.60%, NET 1.30%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.

(1) TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS  AND CAPITAL GAIN
    DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
    APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR CERTAIN  REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES
    ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE  6/6/08 AND MAY DIFFER FROM THE
    EXPENSE RATIOS DISCLOSED IN THE FINANCIAL  HIGHLIGHTS TABLES IN THIS REPORT.  NET EXPENSE:  EXPENSES REDUCED BY A VOLUNTARY FEE
    WAIVER IN EFFECT THROUGH 9/30/08. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.

GROWTH OF $10,000 for periods ended 3/31                                                  SECTOR WEIGHTINGS as of 3/31/09*
---------------------------------------------------------------------------------------   ------------------------------------------
This chart assumes an initial investment of $10,000 made on June 28, 2006, (inception     Information Technology                 40%
of the Fund) for Class A, Class C and Class I shares including any applicable sales       Health Care                            16
charges or fees. Performance assumes reinvestment of dividends and capital gain           Industrials                            15
distributions.                                                                            Energy                                 10
                                                                                          Consumer Discretionary                  9
            [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]                        Financials                              4
                                                                                          Other (includes short-term
                                                                     Russell                 investments)                         6
                                                                     2000(R)
               Share        Share        Share        S&P 500(R)     Growth               * % of total investments as of March 31,
               Class A      Class B      Class I      Index          Index                  2009.
              --------     --------     --------     -------        --------
  6/28/06      $9,425      $10,000      $10,000      $10,000        $10,000
  3/30/07       9,727       10,260       10,330       11,568         11,570
  3/31/08       8,624        9,030        9,190       10,980         10,535
  3/31/09       5,844        6,060        6,180        6,798          6,704


              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     A Share: PSTAX
                                                                                                                     B Share: PBTHX
                                                                                                                     C Share: SSTFX
STRATEGIC GROWTH FUND                                                                                                I Share: PLXGX

- STRATEGIC GROWTH FUND (THE "FUND") is      WHAT FACTORS AFFECTED THE FUND'S             THE PRECEDING INFORMATION IS THE OPINION
  diversified and has an investment          PERFORMANCE DURING ITS FISCAL YEAR?          OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
  objective to seek long-term capital                                                     END OF THE PERIOD OF THE REPORT AS STATED
  growth.                                    - Growth stocks outperformed value stocks,   ON THE COVER. ANY SUCH OPINIONS ARE
                                               and large cap stocks outperformed small    SUBJECT TO CHANGE AT ANY TIME BASED UPON
  For the fiscal year ended March 31,          cap stocks over the fiscal year ended      MARKET CONDITIONS AND SHOULD NOT BE RELIED
  2009, the Fund's Class A shares returned     March 31, 2009.                            ON AS INVESTMENT ADVICE.
  -39.16%, Class B shares returned
  -39.62%, Class C shares returned           - Underperformance of the Fund relative to   INVESTING IN THE SECURITIES OF SMALL AND
  -39.69%, and Class I shares returned         its primary benchmark was largely          MID-SIZED COMPANIES INVOLVES GREATER RISKS
  -38.99%. For the same period, the S&P        influenced by the negative impact of       AND PRICE VOLATILITY THAN INVESTING IN
  500(R) Index, a broad-based equity           security selection. Specifically, stock    LARGER, MORE ESTABLISHED COMPANIES.
  index, returned -38.09%; and the Russell     selection in the Industrials, Consumer
  1000(R) Growth Index, the Fund's             Staples, and Technology sectors were       BECAUSE THE FUND IS HEAVILY WEIGHTED IN A
  style-specific benchmark, returned           detractors to performance, somewhat        SINGLE SECTOR, IT WILL BE IMPACTED BY THAT
  -34.28%.                                     offset by positive stock selection in      SECTOR'S PERFORMANCE MORE THAN A FUND WITH
                                               the Health Care and Materials sectors.     A BROADER SECTOR DIVERSIFICATION.
  ALL PERFORMANCE FIGURES ASSUME
  REINVESTMENT OF DISTRIBUTIONS AND          - Sector allocation decisions were
  EXCLUDE THE EFFECT OF SALES CHARGES.         positive contributors to performance.
  PERFORMANCE DATA QUOTED REPRESENTS PAST      Underweight positioning in the
  RESULTS. PAST PERFORMANCE IS NO              underperforming Energy sector and
  GUARANTEE OF FUTURE RESULTS AND CURRENT      overweight positioning in the
  PERFORMANCE MAY BE HIGHER OR LOWER THAN      outperforming Technology sector were the
  THE PERFORMANCE SHOWN. INVESTMENT RETURN     biggest contributors to positive sector
  AND PRINCIPAL VALUE WILL FLUCTUATE SO        allocation. Underweighting the
  YOUR SHARES WHEN REDEEMED, MAY BE WORTH      outperforming Consumer Staples sector
  MORE OR LESS THAN THEIR ORIGINAL COST.       was the biggest detractor from positive
  PLEASE VISIT VIRTUS.COM FOR PERFORMANCE      sector allocation.
  DATA CURRENT TO THE MOST RECENT
  MONTH-END.

HOW DID THE MARKET PERFORM DURING THE
FUND'S FISCAL YEAR?

- Broadly speaking, the equity markets
  were down during the Fund's fiscal year
  ended March 31, 2009. A slowing global
  economy plus continued credit concerns
  pressured equity returns during the
  period.

- Volatility reached a multi-year high as the fiscal year progressed and investors digested a host of variables affecting forecasted profits. Continued housing price declines, rising unemployment, and lower earnings forecasts were countered by unprecedented policy and monetary responses to the slowing economy.

              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/09
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Inception            Inception
                                            1 year            5 years            10 years            to 3/31/09               Date
CLASS A SHARES AT NAV(2)                    -39.16%            -8.08%             -6.93%                   --                    --
CLASS A SHARES AT POP(3,4)                  -42.66             -9.17              -7.48                    --                    --
CLASS B SHARES AT NAV(2)                    -39.62             -8.79              -7.63                    --                    --
CLASS B SHARES WITH CDSC(4)                 -42.04             -8.79              -7.63                    --                    --
CLASS C SHARES AT NAV(2)                    -39.69             -8.79              -7.63                    --                    --
CLASS C SHARES WITH CDSC(4)                 -39.69             -8.79              -7.63                    --                    --
CLASS I SHARES AT NAV(2)                    -38.99                --                 --                -16.93%              9/29/06
S&P 500(R) INDEX                            -38.09             -4.77              -3.00                -16.79               9/29/06
RUSSELL 1000(R) GROWTH INDEX                -34.28             -4.38              -5.26                -13.32               9/29/06

FUND EXPENSE RATIOS(5): A SHARES: 1.38%, B SHARES: 2.13%, C SHARES: 2.13%, I SHARES: 1.13%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.

(1) TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS  AND CAPITAL GAIN
    DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
    APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 5% TO 0% OVER A FIVE-YEAR  PERIOD.  CDSC CHARGES
    FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE  6/6/08 AND MAY DIFFER FROM THE
    EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT.

GROWTH OF $10,000 for periods ended 3/31                                                  SECTOR WEIGHTINGS as of 3/31/09*
---------------------------------------------------------------------------------------   ------------------------------------------
This chart assumes an initial investment of $10,000 made on March 31, 1999, for Class     Information Technology                 34%
A, Class B shares and Class C shares including any applicable sales charges or fees.      Health Care                            15
The performance of the other share class will be greater or less than that shown based    Industrials                            11
on differences in inception date, fees and sales charges. Performance assumes             Consumer Staples                       11
reinvestment of dividends and capital gain distributions.                                 Consumer Discretionary                 10
                                                                                          Energy                                  7
            [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]                        Materials                               6
                                                                                          Other (includes short-term
                                                                     Russell                 investments)                         6
                                                                     1000(R)
               Share        Share        Share        S&P 500(R)     Growth               * % of total investments as of March 31,
               Class A      Class B      Class C      Index          Index                  2009.
              --------     --------     --------     -------        --------
  3/31/99     $ 9,425      $10,000      $10,000      $10,000        $10,000
  3/31/00      15,171       15,975       15,981       11,824         13,412
  3/31/01       8,847        9,240        9,248        9,240          7,683
  3/30/02       7,777        8,070        8,070        9,263          7,529
  3/28/03       5,201        5,351        5,359        6,970          5,514
  3/31/04       7,006        7,161        7,161        9,418          7,289
  3/31/05       7,070        7,170        7,178       10,046          7,373
  3/31/06       7,658        7,700        7,708       11,225          8,343
  3/31/07       7,690        7,682        7,690       12,553          8,931
  3/30/08       7,555        7,488        7,496       11,916          8,864
  3/31/09       4,596        4,521        4,521        7,377          5,825


              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     A Share: PPTAX
                                                                                                                     C Share: PPTCX
VALUE OPPORTUNITIES FUND                                                                                             I Share: PIPTX

- VALUE OPPORTUNITIES FUND (THE "FUND") is   WHAT FACTORS AFFECTED THE FUND'S
  diversified and has an investment          PERFORMANCE DURING ITS FISCAL YEAR?
  objective to seek long-term capital
  appreciation.                              - While the Fund was down in absolute
                                               terms in a sharply declining market
  For the fiscal year ended March 31,          environment, it did post a return in
  2009, the Fund's Class A shares returned     excess of the broad market index. Most
  -39.44%, Class C shares returned -39.93%     of the value added came from active
  and Class I shares returned -42.22% for      stock selection, though there was some
  the period June 6, 2008, (inception) to      additional return from active sector
  March 31, 2009. For the fiscal year, the     allocations. The strongest stock value
  S&P 500(R) Index, a broad-based equity       was contributed in the finance, capital
  index, returned -38.09%; and the Russell     equipment, services and energy sectors.
  1000(R) Value Index, the Fund's              In the finance area, the portfolio
  style-specific benchmark, returned           successfully avoided some of the more
  -42.42%.                                     troubled companies over the year,
                                               including Bank of America, Citigroup and
  ALL PERFORMANCE FIGURES ASSUME               AIG. The Fund also underweighted General
  REINVESTMENT OF DISTRIBUTIONS AND            Electric and several underperforming
  EXCLUDE THE EFFECT OF SALES CHARGES.         energy companies such as Devon Energy.
  PERFORMANCE DATA QUOTED REPRESENTS PAST      Active holdings that helped return
  RESULTS. PAST PERFORMANCE IS NO              included Computer Sciences Corp. and
  GUARANTEE OF FUTURE RESULTS AND CURRENT      Watson Pharmaceuticals. Underweighting
  PERFORMANCE MAY BE HIGHER OR LOWER THAN      finance and banks was a significant
  THE PERFORMANCE SHOWN. INVESTMENT RETURN     source of value at the sector level.
  AND PRINCIPAL VALUE WILL FLUCTUATE SO
  YOUR SHARES WHEN REDEEMED, MAY BE WORTH    - Less successful positioning included the
  MORE OR LESS THAN THEIR ORIGINAL COST.       underweightings in utilities and
  PLEASE VISIT VIRTUS.COM FOR PERFORMANCE      telecoms, as well as active stock
  DATA CURRENT TO THE MOST RECENT              selection in materials, staples and
  MONTH-END.                                   durables. The Fund's holdings in US
                                               Steel, Mosaic and auto parts maker
HOW DID THE MARKET PERFORM DURING THE          Autoliv Inc. were among the stocks that
FUND'S FISCAL YEAR?                            detracted from active return over the
                                               year.
- In the trailing 12-month period ended
  March 31, 2009, the U.S. and other world   THE PRECEDING INFORMATION IS THE OPINION
  equity markets saw market volatility       OF PORTFOLIO MANAGEMENT ONLY THROUGH THE
  touch historic proportions as a global     END OF THE PERIOD OF THE REPORT AS STATED
  economic slowdown gave way to              ON THE COVER. ANY SUCH OPINIONS ARE
  recessionary conditions. Following the     SUBJECT TO CHANGE AT ANY TIME BASED UPON
  collapse of a number of key financial      MARKET CONDITIONS AND SHOULD NOT BE RELIED
  institutions under the weight of heavy     ON AS INVESTMENT ADVICE.
  losses on mortgage-linked securities and
  the deepening economic woes that ensued,   INVESTING IN THE SECURITIES OF SMALL AND
  investor sentiment became bearish in the   MID-SIZED COMPANIES INVOLVES GREATER RISKS
  extreme. The U.S. market saw sharp         PRICE VOLATILITY THAN INVESTING IN
  losses over most of the period, though     SECURITIES FROM LARGER, MORE ESTABLISHED
  March 2009 saw a partial rebound as        COMPANIES.
  investors were encouraged by the Obama
  administration's aggressive economic
  stimulus and bank rescue measures. For
  the period as a whole however, the U.S.
  market was down significantly and value
  stocks were down by more. The move by
  investors away from style exposure to
  more conservative, core-like positions
  is a phenomenon often seen during
  environments of high risk aversion like
  the one of the past year.

              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 3/31/09
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Inception                          Inception
                                                       1 year                      to 3/31/09                             Date
CLASS A SHARES AT NAV(2)                               -39.44%                        -9.93%                            7/29/05
CLASS A SHARES AT POP(3,4)                             -42.93                        -11.37                             7/29/05
CLASS C SHARES AT NAV(2)                               -39.93                        -10.58                             7/29/05
CLASS C SHARES WITH CDSC(4)                            -39.93                        -10.58                             7/29/05
CLASS I SHARES AT NAV                                      --                        -42.22                             6/06/08
S&P 500(R) INDEX                                       -38.09                        NOTE 5                              NOTE 5
RUSSELL 1000(R) VALUE INDEX                            -42.42                        NOTE 6                              NOTE 6

FUND EXPENSE RATIOS(7): A SHARES: GROSS 1.38%, NET 1.35%; C SHARES: GROSS 2.13%, NET 2.10%; I SHARES: GROSS 1.13%, NET 1.10%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.

(1) TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS  AND CAPITAL GAIN
    DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
    APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR CERTAIN  REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES
    ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE S&P 500(R) INDEX RETURNS SINCE INCEPTION OF CLASS C SHARES (7/29/05) ARE -9.31% AND -40.06% FOR CLASS I SHARES (6/6/08).
(6) THE RUSSELL 1000(R) VALUE INDEX RETURNS SINCE INCEPTION OF CLASS C SHARES  (7/29/05) ARE -10.85% AND -43.22% FOR CLASS I SHARES
    (6/6/08).
(7) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE  6/6/08 AND MAY DIFFER FROM THE
    EXPENSE RATIOS DISCLOSED IN THE FINANCIAL  HIGHLIGHTS TABLES IN THIS REPORT.  NET EXPENSE:  EXPENSES REDUCED BY A VOLUNTARY FEE
    WAIVER AND EXCLUDING EXTRAORDINARY EXPENSES. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.

GROWTH OF $10,000 for periods ended 3/31                                            SECTOR WEIGHTINGS as of 3/31/09*
----------------------------------------------------------------------------------  ---------------------------------------------
This chart assumes an initial investment of $10,000 made on July 29, 2005,          Health Care                               19%
(inception of the Fund) for Class A and Class C shares including any applicable     Financials                                19
sales charges or fees. Performance assumes reinvestment of dividends and capital    Energy                                    16
gain distributions.                                                                 Consumer Staples                          12
                                                                                    Consumer Discretionary                    11
          [CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]                    Information Technology                     7
                                                                                    Industrials                                6
                                                                   Russell          Other (includes short-term investments)   10
                                                                   1000(R)
                    Share          Share          S&P 500(R)       Value            *  % of total investments as of March 31, 2009.
                    Class A        Class C        Index            Index
                   --------       --------       --------         -------
  7/29/05          $ 9,425        $10,000        $10,000          $10,000
  3/31/06           10,311         10,895         10,626           10,831
  3/30/07           12,481         13,096         11,884           12,654
  3/31/08           10,597         11,038         11,281           11,389
  3/31/09            6,417          6,630          6,984            6,558


              For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

                           VIRTUS ALL-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009

($ reported in thousands)


                           SHARES   VALUE                              SHARES   VALUE                              SHARES   VALUE
                          -------- -------                            -------- -------                            -------- -------
COMMON STOCKS+--98.1%                       INDUSTRIALS--10.9%                          EXCHANGE TRADED FUNDS--
                                            ABB Ltd. Sponsored ADR      31,900 $   445   1.2%
CONSUMER DISCRETIONARY--                    Aegean Marine Petroleum                     Financial Select Sector
 10.5%                                      Network, Inc.               37,700     632   SPDR Fund                 64,000 $   564
Amazon.com, Inc.(2)          9,100 $   668  Esterline Technologies                      ------------------------ ----------------
American Eagle                               Corp.(2)                    7,000     141  TOTAL EXCHANGE TRADED
 Outfitters, Inc.           19,000     233  Harsco Corp.                31,600     701   FUNDS
DreamWorks Animation                        Joy Global, Inc.            28,600     609  (IDENTIFIED COST $621)                564
 SKG, Inc. Class A(2)       19,500     422  Norfolk Southern Corp.      18,400     621  ------------------------ ----------------
Guess?, Inc.                27,100     571  Perini Corp.(2)             20,900     257  TOTAL LONG TERM
Kohl's Corp.(2)             12,200     516  SPX Corp.                    5,700     268   INVESTMENTS--99.3%
LKQ Corp.(2)                31,800     454  Stericycle, Inc.(2)         14,800     706  (IDENTIFIED COST
Lowe's Cos., Inc.           25,000     456  United Technologies Corp.   14,500     623   $57,089)                          45,538
McDonald's Corp.            12,400     677                                     -------  ------------------------ ----------------
Yum! Brands, Inc.           29,000     797                                       5,003  SHORT-TERM INVESTMENTS--2.3%
                                   -------                                     -------  MONEY MARKET MUTUAL
                                     4,794  INFORMATION TECHNOLOGY--                    FUNDS--2.3%
                                   -------   35.1%                                      State Street
CONSUMER STAPLES--9.6%                      Apple, Inc.(2)               9,700   1,020   Institutional
Colgate-Palmolive Co.       15,700     926  Applied Materials, Inc.     96,200   1,034   Liquid Reserves Fund
CVS Caremark Corp.          25,300     696  Broadcom Corp.(2)           53,400   1,067   (seven-day effective
Kroger Co. (The)            39,700     842  Cisco Systems, Inc.(2)      59,000     989   yield 0.577%)          1,077,425  1,077
Philip Morris                               Corning, Inc.               51,600     685  ------------------------ ----------------
 International, Inc.        12,200     434  Cybersource Corp.(2)        48,600     720  TOTAL SHORT-TERM
Ralcorp Holdings, Inc.(2)   16,200     873  EMC Corp.(2)                78,300     893   INVESTMENTS
Safeway, Inc.               31,100     628  Google, Inc.(2)              3,300   1,148  (IDENTIFIED COST
                                   -------  Hewlett-Packard Co.         33,600   1,077   $1,077)                            1,077
                                     4,399  International Business                      ------------------------ ----------------
                                   -------   Machines Corp.              9,800     950  TOTAL INVESTMENTS--101.6%
ENERGY--7.2%                                Marvell Technology Group                    (IDENTIFIED COST
Barrett Corp. (Bill)(2)     34,400     765   Ltd.(2)                    77,200     707   $58,166)                          46,615(1)
Chesapeake Energy Corp.     27,000     461  Microsemi Corp.(2)          23,800     276  Other assets and
Schlumberger Ltd.           17,900     727  Microsoft Corp.             26,900     494   liabilities, net--
Transocean Ltd.(2)           9,500     559  Neutral Tandem, Inc.(2)     19,100     470   (1.6)%                              (737)
XTO Energy, Inc.            26,200     802  Nuance Communications,                                                         ------
                                   -------   Inc.(2)                    69,100     750  NET ASSETS--100.0%                $45,878
                                     3,314  Oracle Corp.                43,200     781                                    =======
                                   -------  PMC-Sierra, Inc.(2)         70,900     452
FINANCIALS--2.7%                            QUALCOMM, Inc.              16,600     646  +   Security classifications are based on
BlackRock, Inc.              3,800     494  Research In Motion Ltd.(2)   9,100     392      sectors.
Goldman Sachs Group, Inc.                   Silicon Laboratories,
 (The)                       6,800     721   Inc.(2)                    25,800     681  COUNTRY WEIGHTINGS as of 3/31/09*
                                   -------  Symantec Corp.(2)           30,600     457  ------------------------------------------
                                     1,215  Websense, Inc.(2)           35,000     420  United States                        92%
                                   -------                                     -------  Canada                                2
HEALTH CARE--14.3%                                                              16,109  Netherlands                           2
Abbott Laboratories         14,300     682                                     -------  Switzerland                           2
Allergan, Inc.              12,900     616  MATERIALS--4.3%                             Greece                                1
Amgen, Inc.(2)               8,000     396  FMC Corp.                   15,600     673  Japan                                 1
Bristol-Myers Squibb Co.    41,200     903  Monsanto Co.                 9,300     773  ------------------------------------------
Celgene Corp.(2)            19,600     870  Potash Corp. of                             *   FOREIGN SECURITY COUNTRY DETERMINATION:
Cephalon, Inc.(2)            6,300     429   Saskatchewan, Inc.          6,400     517      A combination of the following
Genzyme Corp.(2)            10,500     624                                     -------      criteria is used to assign the
Gilead Sciences, Inc.(2)    14,500     672                                       1,963      countries of risk listed in the table
Mylan, Inc.(2)              31,500     422                                     -------      shown above: country of incorporation,
NuVasive, Inc.(2)           11,400     358  TELECOMMUNICATION SERVICES--3.5%                actual building address, primary
Perrigo Co.                 24,500     608  American Tower Corp.                            exchange on which security is traded
                                   -------   Class A(2)                 28,900     880      and country in which the greatest
                                     6,580  Syniverse Holdings,                             percentage of company revenue is
                                   -------   Inc.(2)                    45,500     717      generated.
                                                                               -------  ------------------------------------------
                                                                                 1,597
                                            ------------------------------------------
                                            TOTAL COMMON STOCKS
                                            (IDENTIFIED COST $56,468)           44,974
                                            ------------------------------------------

                         Security abbreviation definitions are located in the glossary starting on page 2.

FOOTNOTE LEGEND

(1) Federal Income Tax Information: For tax information at March 31, 2009, see
    Note 11 Federal Income Tax Information in the Notes to Financial Statements.

(2) Non-income producing.

                       See Notes to Financial Statements

                           VIRTUS GROWTH & INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009

($ reported in thousands)

                          SHARES   VALUE                             SHARES   VALUE                              SHARES    VALUE
                         -------- -------                           ------- --------                            -------- --------
COMMON STOCKS+--96.0%                      INDUSTRIALS--12.0%                         SHORT-TERM INVESTMENTS--2.0%
                                           Boeing Co. (The)          38,000 $  1,352
CONSUMER DISCRETIONARY--6.5%               Caterpillar, Inc.         97,000    2,712  MONEY MARKET MUTUAL FUNDS--2.0%
McDonald's Corp.           51,000 $ 2,783  Continental Airlines,                      State Street Institutional
NIKE Class B               61,500   2,884   Inc. Class B(2)         312,300    2,751   Liquid Reserves Fund
Under Armour, Inc.                         Foster Wheeler AG(2)     149,500    2,612   (seven-day effective
 Class A(2)               159,700   2,624  L-3 Communications                          yield 0.577%)           2,506,327 $  2,506
                                  -------   Holdings, Inc.           44,500    3,017  -------------------------------------------
                                    8,291  Union Pacific Corp.       68,000    2,796  TOTAL SHORT-TERM INVESTMENTS
                                  -------                                   --------  (IDENTIFIED COST $2,506)              2,506
                                                                              15,240  -------------------------------------------
CONSUMER STAPLES--11.1%                                                     --------
Altria Group, Inc.        167,700   2,687                                             TOTAL INVESTMENTS--100.2%
Bunge Ltd.                 50,600   2,866  INFORMATION TECHNOLOGY--16.3%              (IDENTIFIED COST $126,087)          127,176(1)
Costco Wholesale Corp.     63,500   2,941  Cisco Systems, Inc.(2)   171,300    2,873
PepsiCo, Inc.              57,100   2,940  Corning, Inc.            226,100    3,000  Other assets and
Philip Morris                              Hewlett-Packard Co.       97,500    3,126   liabilities, net--(0.2)%              (268)
 International, Inc.       73,800   2,626  International Business                                                        --------
                                  -------   Machines Corp.           30,700    2,974  NET ASSETS--100.0%                 $126,908
                                   14,060  Microsoft Corp.          166,600    3,060                                     ========
                                  -------  Nokia Oyj Sponsored ADR  238,700    2,786
                                           QUALCOMM, Inc.            74,400    2,895  + Security classifications are based on
ENERGY--13.6%                                                               --------    sectors.
Chesapeake Energy Corp.    73,300   1,251                                     20,714
ConocoPhillips             73,800   2,890                                   --------
Halliburton Co.           162,300   2,511
Massey Energy Co.         119,800   1,212  MATERIALS--8.1%                            COUNTRY WEIGHTINGS as of 3/31/09*
Occidental Petroleum                       Alcoa, Inc.              234,400    1,721  ---------------------------------------------
 Corp.                     47,000   2,616  Freeport-McMoRan                           United States                          91%
Petroleo Brasileiro SA                      Copper & Gold, Inc.      68,000    2,591  Canada                                  3
 ADR                       91,100   2,776  Nucor Corp.               79,600    3,038  Brazil                                  2
St. Mary Land &                            Potash Corp. of                            Finland                                 2
 Exploration Co.           97,000   1,283   Saskatchewan, Inc.       36,500    2,950  Switzerland                             2
Valero Energy Corp.       152,700   2,733                                   --------  ---------------------------------------------
                                  -------                                     10,300  * FOREIGN SECURITY COUNTRY DETERMINATION:
                                   17,272                                   --------
                                  -------                                               A combination of the following  criteria is
                                           TELECOMMUNICATION SERVICES--4.4%             used to assign the countries of risk listed
FINANCIALS--10.8%                          AT&T, Inc.               110,000    2,772    in  the  table  shown  above:   country  of
Allstate Corp. (The)      143,800   2,754  Verizon Communications,                      incorporation,   actual  building  address,
Goldman Sachs Group,                        Inc                      91,800    2,772    primary   exchange  on  which  security  is
 Inc.(The)                 26,800   2,841                                   --------    traded and  country  in which the  greatest
Hudson City Bancorp, Inc. 235,100   2,748                                      5,544    percentage of company revenue is generated.
Reinsurance Group of                       -----------------------------------------    -------------------------------------------
America, Inc.              93,000   3,012  TOTAL COMMON STOCKS
Wells Fargo & Co.         164,100   2,337  (IDENTIFIED COST $120,713)        121,851
                                  -------  -----------------------------------------
                                   13,692
                                  -------  EXCHANGE TRADED FUNDS--2.2%
                                           PowerShares Deutsche
HEALTH CARE--13.2%                          Bank Agriculture
Celgene Corp.(2)           59,900   2,660   Fund(2)                  115,100   2,819
Gilead Sciences,                           -----------------------------------------
 Inc.(2)                   62,600   2,900  TOTAL EXCHANGE TRADED FUNDS
Johnson & Johnson          55,800   2,935  (IDENTIFIED COST $2,868)            2,819
Merck & Co., Inc.         104,800   2,803  -----------------------------------------
St. Jude Medical,                          TOTAL LONG TERM INVESTMENTS--98.2%
 Inc.(2)                   75,600   2,746  (IDENTIFIED COST $123,581)        124,670
UnitedHealth Group, Inc.  128,700   2,694  -----------------------------------------
                                  -------
                                   16,738
                                  -------

                         Security abbreviation definitions are located in the glossary starting on page 2.

FOOTNOTE LEGEND
(1) Federal Income Tax  Information:  For tax information at March 31, 2009, see Note 11 Federal Income Tax Information in the Notes
    to Financial Statements.
(2) Non-income producing.

                        See Notes to Financial Statements

                        VIRTUS GROWTH OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009

($ reported in thousands)

                           SHARES  VALUE                              SHARES  VALUE                              SHARES  VALUE
                          ------- -------                            ------- -------                            ------- -------
COMMON STOCKS+--99.6%                      INDUSTRIALS--5.4%                          SHORT-TERM INVESTMENTS--1.3%
                                           First Solar, Inc.(2)        1,290 $   171
CONSUMER DISCRETIONARY--13.3%              Jacobs Engineering                         MONEY MARKET MUTUAL FUNDS--1.3%
Amazon.com, Inc.(2)         7,480 $   549  Group, Inc.(2)              3,300     128
Best Buy Co., Inc.          7,050     268  Robert Half                                BlackRock Liquidity
Darden Restaurants, Inc.    6,350     218   International, Inc.       15,240     272   Funds Temp Fund
Guess?, Inc.                9,220     194  Stericycle, Inc.(2)         4,960     237   Portfolio - Institutional
Kohl's Corp.(2)             6,290     266  Union Pacific Corp.         4,310     177   Shares (seven-day
Lowe's Cos., Inc.          12,050     220                                    -------   effective yield 0.590%)  240,131 $   240
NVR, Inc.(2)                  730     312                                        985  -----------------------------------------
Pulte Homes, Inc.          26,680     292                                    -------  TOTAL SHORT-TERM INVESTMENTS
Wynn Resorts Ltd.(2)        6,180     123                                             (IDENTIFIED COST $240)                240
                                  -------  INFORMATION TECHNOLOGY--40.6%              -----------------------------------------
                                    2,442  Activision Blizzard,
                                  -------   Inc.(2)                   19,530     204  TOTAL INVESTMENTS--100.9%
                                           Adobe Systems, Inc.(2)      7,750     166  (IDENTIFIED COST $19,730)          18,541(1)
CONSUMER STAPLES--2.3%                     Apple, Inc.(2)              6,090     640  Other assets and
Archer-Daniels-Midland                     Applied Materials, Inc.    31,960     343   liabilities, net--(0.9)%            (173)
 Co.                       11,880     330  ASML Holding N.V.           9,660     169                                    -------
Whole Foods Market, Inc.    5,350      90  BMC Software, Inc.(2)       5,280     174  NET ASSETS--100.0%                $18,368
                                  -------  Broadcom Corp.(2)          20,390     407                                    =======
                                      420  Corning, Inc.              14,500     192
                                  -------  F5 Networks, Inc.(2)        7,820     164  + Security classifications are based on
                                           Google, Inc.(2)             2,005     698    sectors.
ENERGY--6.1%                               Intel Corp.                35,010     527
Occidental Petroleum                       International Business
 Corp.                      5,520     307   Machines Corp.             8,470     821  COUNTRY WEIGHTINGS as of 3/31/09*
Peabody Energy Corp.        8,860     222  Juniper Networks, Inc.(2)  12,550     189  ---------------------------------------------
Petrohawk Energy Corp.(2)   6,180     119  Lam Research Corp.(2)      14,790     337  United States                          93%
Southwestern Energy                        McAfee, Inc.(2)             7,480     251  China                                   2
 Co.(2)                     7,760     231  NetApp, Inc.(2)             9,290     138  Australia                               1
Weatherford International                  QUALCOMM, Inc.             23,590     918  Canada                                  1
 Ltd.(2)                   22,780     252  Salesforce.com, Inc.(2)     6,250     204  Israel                                  1
                                  -------  VeriSign, Inc.(2)          13,780     260  Netherlands                             1
                                    1,131  Visa, Inc. Class A          4,040     225  Switzerland                             1
                                  -------  Xilinx, Inc.               22,950     440  ---------------------------------------------
                                                                             -------  * FOREIGN SECURITY COUNTRY DETERMINATION:
FINANCIALS--7.5%                                                               7,467    A combination of the following  criteria is
BlackRock, Inc.             1,970     256                                    -------    used to assign the countries of risk listed
Goldman Sachs Group, Inc.                                                               in  the  table  shown  above:   country  of
(The)                       2,230     236  MATERIALS--5.6%                              incorporation,   actual  building  address,
IntercontinentalExchange,                  BHP Billiton Ltd.                            primary   exchange  on  which  security  is
 Inc.(2)                    2,780     207   Sponsored ADR              5,970     266    traded and  country  in which the  greatest
Northern Trust Corp.        4,680     280  Freeport-McMoRan                             percentage of company revenue is generated.
People's United                             Copper & Gold, Inc.        3,300     126  ---------------------------------------------
 Financial, Inc.            8,780     158  Monsanto Co.                4,970     413
T. Rowe Price Group, Inc.   8,350     241  Potash Corp. of
                                  -------   Saskatchewan, Inc.         2,770     224
                                    1,378                                    -------
                                  -------                                      1,029
                                                                             -------
HEALTH CARE--15.4%
Alexion Pharmaceuticals,                   TELECOMMUNICATION SERVICES--3.4%
 Inc.(2)                    9,310     351  American Tower Corp.
Allergan, Inc.              3,810     182   Class A(2)                 6,850     208
Baxter International,                      China Mobile Ltd.
 Inc.                       5,680     291   Sponsored ADR              6,680     291
Celgene Corp.(2)            5,360     238  MetroPCS Communications,
DaVita, Inc.(2)             3,640     160   Inc.(2)                    7,470     128
Express Scripts, Inc.(2)    3,020     139                                    -------
Gilead Sciences, Inc.(2)   12,050     558                                        627
Intuitive Surgical,                        -----------------------------------------
 Inc.(2)                      775      74  TOTAL COMMON STOCKS
Myriad Genetics, Inc.(2)    4,560     207  (IDENTIFIED COST $19,490)          18,301
Roche Holding AG                           -----------------------------------------
 Sponsored ADR              6,800     234  TOTAL LONG TERM INVESTMENTS--99.6%
St. Jude Medical, Inc.(2)   6,120     222  (IDENTIFIED COST $19,490)          18,301
Teva Pharmaceutical                        -----------------------------------------
 Industries Ltd.
 Sponsored ADR              3,680     166
                                  -------
                                    2,822
                                  -------

                          Security abbreviation definitions are located in the glossary starting on page 2.

FOOTNOTE LEGEND
(1) Federal Income Tax  Information:  For tax information at March 31, 2009, see Note 11 Federal Income Tax Information in the Notes
    to Financial Statements.
(2) Non-income producing.

                        See Notes to Financial Statements

                           VIRTUS INCOME & GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009

($ reported in thousands)

                             PAR                                         PAR                                         PAR
                            VALUE   VALUE                               VALUE   VALUE                               VALUE   VALUE
                          -------- -------                            -------- -------                            -------- -------
MUNICIPAL BONDS--5.1%                       AGENCY--CONTINUED                           NON-AGENCY--CONTINUED
                                            GNMA                                        Lehman Brothers - UBS
ARIZONA--0.7%                                6.500%, 11/15/23         $     61 $    64   Commercial Mortgage
Salt River Project                           6.500%, 11/15/23               93      98   Trust 04-C7, A6
 Agricultural Improvement                    6.500%, 11/15/23               10      10   4.786%, 10/15/29(3)      $  1,800 $ 1,410
 & Power District                            6.500%, 11/15/23              116     122   06-C6, A4
 Electric System Series A                    6.500%, 12/15/23              126     132   5.372%, 9/15/39               775     558
 5.000%, 1/1/38           $  1,260 $ 1,241   6.500%, 12/15/23               86      91   07-C2, A2
                                   -------   6.500%, 12/15/23              106     111   5.303%, 2/15/40             1,550   1,283
DELAWARE--0.7%                               6.500%, 3/15/24                78      83   07-C6, A2
Delaware Transportation                      6.500%, 4/15/24                43      45   5.845%, 7/15/40               175     148
 Authority Motor Fuel Tax                    6.500%, 7/15/24               481     507   07-C7, A3
 Series A (MBIA Insured)                                                       -------   5.866%, 9/15/45(3)            600     420
 5.000%, 7/1/19                980   1,076                                      18,718  Merrill Lynch Mortgage
                                   -------                                     -------   Trust 06-C1, AM
FLORIDA--0.1%                               NON-AGENCY--12.1%                            5.657%, 5/12/39 (3)           850     417
Miami-Dade County                           Bear Stearns Adjustable                     Morgan Stanley Capital I
 Educational Facilities                      Rate Mortgage Trust                         06-T23, A4
 Authority Taxable                           05-12, 13A1                                 5.811%, 8/12/41 (3)           955     852
 Series C                                    5.445%, 2/25/36 (3)           662     362  Timberstar Trust 06-1A,
 5.480%, 4/1/16                125     123  Bear Stearns Commercial                      A 144A
                                   -------   Mortgage Securities                         5.668%, 10/15/36 (2)          800     640
MINNESOTA--1.0%                              06-PW12, A4                                Wachovia Bank Commercial
State of Minnesota                           5.718%, 9/11/38(3)          1,185   1,010   Mortgage Trust
 5.000%, 8/1/19              1,400   1,577   05-PWR8, A2                                 07-C30, A5
                                   -------   4.484%, 6/11/41               135     126   5.342%, 12/15/43              400     249
PENNSYLVANIA--2.5%                          Citigroup Mortgage Loan                      07-C33, A4
City of Pittsburgh                           Trust, Inc. 05-5, 2A3                       5.903%, 2/15/49(3)            575     353
 Pension Obligation                          5.000%, 8/25/35               523     438  Wells Fargo Mortgage
 Taxable Series C                           Citigroup/Deutsche Bank                      Backed Securities Trust
 (FGIC Insured)                              Commercial Mortgage Trust                   04-EE, 2A3
 6.500%, 3/1/17              4,250   4,235   05-CD1, AM                                  4.161%, 12/25/34(3)           674     374
                                   -------   5.226%, 7/15/44(3)            600     299   05-AR4, 2A2
VIRGINIA--0.1%                               06-CD2, A4                                  4.537%, 4/25/35(3)            217     161
Tobacco Settlement                           5.363%, 1/15/46(3)          1,420   1,094   05-AR4, 2A1
 Financing Corp. Taxable                    Credit Suisse Mortgage                       4.537%, 4/25/35(3)          1,083     792
 Series A-1,                                 Capital Certificates                                                          -------
 6.706%, 6/1/46                355     175   06-C1, A4                                                                      20,154
------------------------------------------   5.552%, 2/15/39 (3)         2,050   1,662  ------------------------------------------
TOTAL MUNICIPAL BONDS                       Crown Castle Towers LLC                     TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,486)             8,427   05-1A, AFX 144A                            (IDENTIFIED COST $44,165)           38,872
------------------------------------------   4.643%, 6/15/35 (2)           915     874  ------------------------------------------
MORTGAGE-BACKED SECURITIES--23.3%           First Horizon Asset
                                             Securities, Inc.                           ASSET-BACKED SECURITIES--2.5%
AGENCY--11.2%                                05-AR1, 2A1                                Associates Manufactured
FHLMC R010-AB                                4.999%, 4/25/35 (3)           702     475   Housing
 5.500%, 12/15/19              260     265  GE Capital Commercial                        Pass-Through-Certificate
FNMA                                         Mortgage Corp. 03-C1,C                      97-2, A6
 5.000%, 6/1/18              1,065   1,113   4.975%, 1/10/38 (3)           245     201   7.075%, 3/15/28 (3)           246     240
 4.000%, 7/1/19                528     540  GMAC Commercial Mortgage                    Bayview Financial
 5.000%, 8/1/20                297     309   Securities, Inc. 03-C2,                     Acquisition Trust 06-A,
 6.000%, 11/1/31               260     273   A2                                          1A2
 5.000%, 4/1/34              1,684   1,742   5.486%, 5/10/40 (3)           215     208   5.483%, 2/28/41 (3)           488     383
 5.500%, 7/1/34              1,721   1,792  Greenwich Capital                           Bombardier Capital
 5.000%, 3/1/36                171     177   Commercial Funding Corp.                    Mortgage Securitization
 5.500%, 5/1/36                168     174   04-GG1, A7                                  Corp. 99-A, A3
 5.500%, 4/1/37                312     324   5.317%, 6/10/36 (3)         4,100   3,506   5.980%, 1/15/18 (3)           477     284
 6.000%, 9/1/37                552     578  GS Mortgage Securities                      Capital One Auto Finance
 6.000%, 2/1/38                487     510   Corp. II                                    Trust 07-B, A3A
TBA 4.000%, 4/15/39(7)        650      654   05-GG4, AJ                                  5.030%, 4/15/12               672     660
TBA 4.500%, 4/15/39(7)       2,000   2,043   4.782%, 7/10/39               950     412  Carmax Auto Owner Trust
TBA 5.000%, 4/15/39(7)       1,400   1,444   07-GG10, A4                                 05-2, A4 4.340%, 9/15/10      159     159
TBA 5.500%, 4/15/39(7)       2,725   2,828   5.799%, 8/10/45(3)            600     409   07-2, A3 5.230%,
TBA 6.000%, 4/15/39(7)       2,575   2,689  JPMorgan Chase Commercial                    12/15/11                      754     763
                                             Mortgage Securities                        Dunkin Securitization
                                             Corp. 01-CIBC, A3                           06-1, M1 144A
                                             6.260%, 3/15/33             1,003   1,015   8.285%, 6/20/31 (2)           375     246
                                             07-LD12, A4                                GMAC Mortgage Corp.
                                             5.882%, 2/15/51(3)            575     406   Loan Trust 05-HE2, A3
                                                                                         4.622%, 11/25/35 (3)          137     128

                        See Notes to Financial Statements

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2009

($ reported in thousands)

                             PAR                                         PAR                                         PAR
                            VALUE   VALUE                               VALUE   VALUE                               VALUE   VALUE
                          -------- -------                            -------- -------                            -------- -------
ASSET-BACKED SECURITIES--CONTINUED          CONSUMER STAPLES--CONTINUED                 FINANCIALS--CONTINUED
JPMorgan Mortgage                           Tate & Lyle International                   CME Group, Inc.
 Acquisition Corp.                           Finance plc 144A                            5.400%, 8/1/13           $    125 $   127
 06-CW2, AF3                                 6.625%, 6/15/16 (2)      $    325 $   286  Credit Suisse New York
 5.777%, 8/25/36(3)       $    605 $   322                                     -------   5.000%, 5/15/13               330     319
 06-CW2, AF4                                                                       858  Deutsche Bank AG
 6.080%, 8/25/36(3)            689     259                                     -------   4.875%, 5/20/13               110     108
Renaissance Home Equity                     ENERGY--2.3%                                Ford Motor Credit Co. LLC
 Loan Trust 06-1, AF2                       Buckeye Partners LP                          5.544%, 4/15/09(3)             65      64
 5.533%, 5/25/36 (3)            44      44   6.050%, 1/15/18                75      65   8.625%, 11/1/10               190     151
Residential Funding                         Chesapeake Energy Corp.                      9.875%, 8/10/11               300     227
 Mortgage Securities II,                     6.875%, 11/15/20              325     256   7.800%, 6/1/12                255     173
 Inc. 04-HI3, A4                            Denbury Resources, Inc.                     General Electric Capital
 4.630%, 1/25/20                43      42   7.500%, 12/15/15              340     297   Corp.
 06-HSA1, A3                                EnCana Corp.                                 5.375%, 10/20/16(5)           800     703
 5.230%, 2/25/36(3)            810     252   5.900%, 12/1/17               195     184  GMAC LLC
Wachovia Auto Loan Owner                    Helix Energy Solutions                       144A 6.875%, 9/15/11(2)       237     168
 Trust 06-2A, A3 144A                        Group, Inc. 144A                            144A 6.750%, 12/1/14(2)        73      42
 5.230%, 8/22/11 (2)           269     270   9.500%, 1/15/16 (2)            60      36  Goldman Sachs Group, Inc.
------------------------------------------  Kinder Morgan Finance Co.                    (The)
TOTAL ASSET-BACKED SECURITIES                5.700%, 1/5/16                930     786   5.950%, 1/18/18               280     254
 (IDENTIFIED COST $5,765)            4,052  Marathon Oil Corp.                           6.150%, 4/1/18                225     206
------------------------------------------   7.500%, 2/15/19                90      91  HBOS plc 144A
CORPORATE BONDS+--18.3%                     NGPL PipeCo. LLC 144A                        5.375%, 11/1/15 (2)(3)        750     377
                                             6.514%, 12/15/12 (2)          325     310  HRPT Properties Trust
CONSUMER DISCRETIONARY--1.4%                Petro-Canada                                 5.750%, 11/1/15               325     206
Best Buy Co., Inc.                           6.050%, 5/15/18               120     103  International Lease
 6.750%, 7/15/13               180     171  PetroHawk Energy Corp.                       Finance Corp.
Brunswick Corp.                              144A                                        4.750%, 1/13/12               375     219
 11.750%, 8/15/13              200     132   10.500%, 8/1/14 (2)           125     125  Janus Capital Group, Inc.
Comcast Corp.                               Petropower I Funding                         6.500%, 6/15/12               185     117
 5.300%, 1/15/14               250     243   Trust 144A                                 JPMorgan Chase & Co.
COX Communications, Inc.                     7.360%, 2/15/14 (2)           919     818   5.250%, 5/1/15(5)             350     313
 144A                                       Plains Exploration &                         Series 1,
 6.250%, 6/1/18 (2)            300     267   Production Co.                              7.900%, 12/31/49              214     138
Daimler Finance North                        7.750%, 6/15/15               150     130  Merrill Lynch & Co., Inc.
 America LLC                                Smith International, Inc.                    6.110%, 1/29/37               415     206
 6.500%, 11/15/13              155     140   9.750%, 3/15/19               175     183  National Capital Trust II
Hasbro, Inc.                                Swift Energy Co.                             144A
 6.300%, 9/15/17               275     252   7.125%, 6/1/17                325     190   5.486%, 12/29/49 (2)(3)
MGM MIRAGE                                  TEPPCO Partners LP                           (5)                         1,000     450
 8.500%, 9/15/10                15       6   7.625%, 2/15/12               150     148  National City Bank
Mohawk Industries, Inc.                     Weatherford International                    1.352%, 6/29/09(3)            265     264
 6.625%, 1/15/16               350     258   Ltd.                                       Northern Trust Co. (The)
Reed Elsevier Capital,                       9.625%, 3/1/19                 78      81   6.500%, 8/15/18               250     263
 Inc.                                                                          -------  Petroplus Finance Ltd.
 8.625%, 1/15/19               105     108                                       3,803   144A
Royal Caribbean Cruises                                                        -------   6.750%, 5/1/14 (2)            185     138
 Ltd.                                       FINANCIALS--7.3%                            ProLogis 6.625%, 5/15/18       150      76
 7.250%, 6/15/16               340     162  American Express Credit                     Rabobank Capital
Seneca Gaming Corp.                          Corp. Series C                              Funding II 144A
 Series B                                    7.300%, 8/20/13               275     255   5.260%, 12/29/49 (2)(3)       500     225
 7.250%, 5/1/12                260     167  Assurant, Inc.                              Realty Income Corp.
Staples, Inc.                                5.625%, 2/15/14               310     260   6.750%, 8/15/19               140      97
 9.750%, 1/15/14                60      63  Bank of America Corp.                       SLM Corp. 1.371%,
Time Warner Cable, Inc.                      5.750%, 8/15/16               300     197   2/1/10(3)(5)                2,250   1,935
 5.850%, 5/1/17                160     143   5.750%, 12/1/17               205     172  SunTrust Banks, Inc.
Videotron/Quebec Media,                      5.650%, 5/1/18                300     250   5.250%, 11/5/12(5)            370     360
 Inc.                                       Bank of New York/Mellon                     UFJ Finance AEC
 6.375%, 12/15/15              225     205   Corp. (The)                                 6.750%, 7/15/13(5)            325     334
                                   -------   4.950%, 11/1/12(5)            370     378  Wachovia Bank NA
                                     2,317  Bear Stearns Cos., Inc.                      5.000%, 8/15/15               250     213
                                   -------   (The)                                      Wachovia Corp.
CONSUMER STAPLES--0.5%                       7.250%, 2/1/18(5)             330     341   4.875%, 2/15/14(5)            435     365
BAT International Finance                   BlackRock, Inc.                             Westfield Capital Corp.
 plc 144A                                    6.250%, 9/15/17(5)            375     360   Ltd./Westfield Finance
 9.500%, 11/15/18 (2)           60      68  Bosphorus Financial                          Authority 144A
Reynolds American, Inc.                      Services Ltd. 144A                          5.125%, 11/15/14 (2)(5)       420     325
 7.300%, 7/15/15(5)            550     504   3.034%, 2/15/12 (2)(3)        188     161  Zions Bancorp.
                                            Citigroup, Inc.                              5.650%, 5/15/14               250     184
                                             5.625%, 8/27/12(5)            600     437                                     -------
                                             5.000%, 9/15/14               100      66                                      12,224
                                                                                                                           -------

                        See Notes to Financial Statements

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2009

($ reported in thousands)

                               PAR                                        PAR                                         PAR
                              VALUE  VALUE                               VALUE  VALUE                                VALUE   VALUE
                             ------ ------                               ----- -------                             -------- ------
HEALTH CARE--0.3%                           MATERIALS--CONTINUED                        CONSUMER STAPLES--0.1%
Pfizer, Inc.                                Xstrata Canada Corp.                        Yankee Candle Co., Inc.
 5.350%, 3/15/15             $  200 $  211   5.500%, 6/15/17             $ 295 $   203   Tranche B,
Quest Diagnostics, Inc.                                                        -------   2.830%, 2/6/14            $    232 $  156
 6.400%, 7/1/17(5)              330    315                                       1,985                                      ------
                                    ------                                     -------
                                       526                                              ENERGY--0.0%
                                    ------  TELECOMMUNICATION SERVICES--1.0%            Helix Energy Solutions
                                            AT&T, Inc.                                   Group, Inc. Tranche
INDUSTRIALS--1.4%                            5.625%, 6/15/16(5)            550     551   3.295%, 7/1/13                  81     65
Allied Waste North America,                 Frontier Communication Corp.                                                    ------
 Inc. 6.125%, 2/15/14           500    471   6.250%, 1/15/13               235     214
American Airlines, Inc.                     OJSC Vimpel Communications                  HEALTH CARE--0.0%
 01-1, 6.977%, 5/23/21          658    335   (VIP Finance Ireland Ltd.)                 Health Management
Continental Airlines, Inc.                   144A                                        Associates, Inc.
 98-1A,                                      9.125%, 4/30/18 (2)           160      99   Tranche B,
 6.648%, 9/15/17                422    334  Qwest Corp.                                  3.209%, 2/28/14                 46     38
Equifax, Inc. 6.300%, 7/1/17    260    206   7.875%, 9/1/11                150     148
Masco Corp. 5.850%, 3/15/17     200    125   6.500%, 6/1/17                190     158  INFORMATION TECHNOLOGY--0.2%
Owens Corning, Inc.                         Telecom Italia Capital SA                   CommScope, Inc. Tranche B,
 6.500%, 12/1/16                 70     51   6.999%, 6/4/18                250     226   3.386%, 12/27/14               277    239
Pitney Bowes, Inc.                          Verizon Communications, Inc.                                                    ------
 4.750%, 5/15/18(5)             450    423   4.900%, 9/15/15               275     263
Terex Corp. 7.375%, 1/15/14     140    122                                     -------  MATERIALS--0.3%
United Airlines, Inc. 01-A1,                                                     1,659  Compass Minerals
 6.071%, 3/1/13                  19     19                                     -------   International,
United Rentals North                                                                     Inc. Tranche B,
 America, Inc.                              UTILITIES--1.3%                              2.350%, 12/22/12               199    182
 6.500%, 2/15/12                260    209  AES Corp. (The)                             Georgia-Pacific Corp.
                                    ------   7.750%, 10/15/15              370     325   Tranche B-1,
                                     2,295  Allegheny Energy Supply Co.                  3.236%, 12/20/12               330    293
                                    ------   LLC 144A                                                                       ------
                                             8.250%, 4/15/12 (2)           140     142                                         475
INFORMATION TECHNOLOGY--1.6%                AmeriGas Partners LP                                                            ------
Broadridge Financial                         7.250%, 5/20/15               500     472
 Solutions, Inc.                            Duke Energy Corp.                           TELECOMMUNICATION SERVICES--0.0%
 6.125%, 6/1/17                 325    273   6.300%, 2/1/14                 39      40  Level 3 Communications,
Convergys Corp.                             Electricite de France 144A                   Inc. Tranche
 4.875%, 12/15/09(5)            750    718   6.500%, 1/26/19 (2)           103     106   2.807%, 3/13/14                 23     18
Intuit, Inc.                                Great River Energy 144A                                                         ------
 5.750%, 3/15/17                 80     70   5.829%, 7/1/17 (2)            284     293
Jabil Circuit, Inc.                         Midwest Generation LLC                      UTILITIES--0.1%
 8.250%, 3/15/18                220    165   Series B 8.560%, 1/2/16       117     108  NRG Energy, Inc.
Mettler-Toledo                              Northeast Utilities                          Tranche B,
 International, Inc.                         5.650%, 6/1/13                265     251   2.460%, 2/1/13                 107     97
 4.850%, 11/15/10(5)          1,000    987  United Energy Distribution                   Letter of Credit
Tyco Electronic Group SA                     Holdings Property Ltd. 144A                 2.959%, 2/1/13                  57     52
 6.000%, 10/1/12                125    107   5.450%, 4/15/16 (2)(5)        500     462  Texas Competitive Electric
Xerox Corp. 6.750%,                                                            -------   Holdings Co. LLC
 2/1/17(5)                      385    294                                       2,199   Tranche B-2,
                                    ------  ------------------------------------------   4.585%, 10/10/14                89     59
                                     2,614  TOTAL CORPORATE BONDS                                                           ------
                                    ------  (IDENTIFIED COST $36,563)           30,480                                         208
                                            ------------------------------------------  ------------------------------------------
MATERIALS--1.2%                                                                         TOTAL LOAN AGREEMENTS
Agrium, Inc. 6.750%, 1/15/19    250    233  LOAN AGREEMENTS+(3)--1.0%                   (IDENTIFIED COST $2,181)             1,716
ArcelorMittal 6.125%, 6/1/18    250    180                                              ------------------------------------------
Barrick Gold Corp.                          CONSUMER DISCRETIONARY--0.3%
 6.950%, 4/1/19                  80     80  Charter Communications                                                  SHARES
Catalyst Paper Corp.                         Operating                                                             --------
 7.375%, 3/1/14                 210     76   LLC Tranche B,
CRH America, Inc.                            3.257%, 3/6/14                321     262  PREFERRED STOCK+--0.0%
 6.000%, 9/30/16                310    219  Ford Motor Co. Tranche B,
 8.125%, 7/15/18                200    156   5.000%, 12/16/13              368     178  FINANCIALS--0.0%
Nova Chemicals Corp.                        Lamar Media Corp. Tranche F,                Preferred Blocker, Inc.
 5.720%, 11/15/13(3)            235    177   2.000%, 3/31/14                45      42   (GMAC) Pfd.
Rio Tinto Finance USA Ltd.                  MCC Georgia LLC Tranche E,                   7.000%                          68     14
 6.500%, 7/15/18(5)             450    394   6.500%, 1/3/16                 38      35  ------------------------------------------
Verso Paper Holdings                                                           -------  TOTAL PREFERRED STOCK
 LLC/Verso Paper, Inc.                                                             517  (IDENTIFIED COST $21)                   14
 Series B                                                                      -------  ------------------------------------------
 4.920%, 8/1/14 (3)             107     32
Vulcan Materials Co.                                                                    COMMON STOCKS+--47.5%
 5.600%, 11/30/12               245    235
                                                                                        CONSUMER
                                                                                         DISCRETIONARY--3.2%
                                                                                        McDonald's Corp.             33,100  1,806
                                                                                        NIKE Class B                 40,000  1,876
                                                                                        Under Armour, Inc.
                                                                                         Class A(4)                 103,700  1,704
                                                                                                                            ------
                                                                                                                             5,386
                                                                                                                            ------

                        See Notes to Financial Statements

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2009

($ reported in thousands)

                          SHARES  VALUE                               SHARES   VALUE                           SHARES    VALUE
                         ------- -------                             ------- --------                        --------- --------

CONSUMER STAPLES--5.5%                    INFORMATION TECHNOLOGY--8.1%                 SHORT-TERM INVESTMENTS--5.2%
Altria Group, Inc.       109,000 $ 1,746  Cisco Systems, Inc.(4)     111,300 $  1,867  MONEY MARKET MUTUAL FUNDS--5.2%
Bunge Ltd.                32,900   1,864  Corning, Inc.              146,900    1,949  State Street Institutional
Costco Wholesale Corp.    41,300   1,913  Hewlett-Packard Co.         63,300    2,029   Liquid Reserves Fund
PepsiCo, Inc.             37,100   1,910  International Business                        (seven-day effective
Philip Morris                              Machines Corp.             19,900    1,928   yield 0.577%)        8,739,177 $  8,739
 International, Inc.      47,900   1,704  Microsoft Corp.            108,300    1,990  ----------------------------------------
                                 -------  Nokia Oyj Sponsored ADR    155,100    1,810  TOTAL SHORT-TERM INVESTMENTS
                                   9,137  QUALCOMM, Inc.              48,400    1,883  (IDENTIFIED COST $8,739)           8,739
                                 -------                                     --------  ----------------------------------------
                                                                               13,456
ENERGY--6.7%                                                                 --------  TOTAL INVESTMENTS--104.0%
Chesapeake Energy Corp.   47,600     812                                               (IDENTIFIED COST $187,092)       173,256(1)
ConocoPhillips            47,900   1,876  MATERIALS--4.0%
Halliburton Co.          105,500   1,632  Alcoa, Inc.                152,300    1,118  Other assets and
Massey Energy Co.         77,800     787  Freeport-McMoRan                              liabilities, net--(4.0)%         (6,653)
Occidental Petroleum                      Copper & Gold, Inc.         44,000    1,677                                  --------
 Corp.                    30,000   1,670  Nucor Corp.                 51,700    1,973  NET ASSETS--100.0%              $166,603
Petroleo Brasileiro SA                    Potash Corp. of                                                              ========
 ADR                      59,200   1,804  Saskatchewan, Inc.          23,700    1,915
St. Mary Land &                                                              --------  + Security classifications are based on
 Exploration Co.          63,000     833                                        6,683   sectors.
Valero Energy Corp.       99,200   1,776                                     --------
                                 -------
                                  11,190  TELECOMMUNICATION
                                 -------   SERVICES--2.2%                              COUNTRY WEIGHTINGS as of 3/31/09*
                                          AT&T, Inc.                  71,400    1,799  ---------------------------------------------
FINANCIALS--5.4%                          Verizon Communications,                      United States                          93%
Allstate Corp. (The)      93,400   1,788   Inc.                       59,700    1,803  Australia                               1
Goldman Sachs Group,                                                         --------  Brazil                                  1
 Inc. (The)               17,400   1,845                                        3,602  Canada                                  1
Hudson City Bancorp,                      -------------------------------------------  Finland                                 1
 Inc.                    152,800   1,786  TOTAL COMMON STOCKS                          Switzerland                             1
Reinsurance Group of                      (IDENTIFIED COST $79,311)            79,127  United Kingdom                          1
 America, Inc.            61,000   1,976  -------------------------------------------  Other                                   1
Wells Fargo & Co.        106,600   1,518                                               ---------------------------------------------
                                 -------  EXCHANGE TRADED FUNDS--1.1%                  * FOREIGN SECURITY COUNTRY DETERMINATION:
                                   8,913  PowerShares Deutsche                           A combination of the following criteria is
                                 -------   Bank Agriculture Fund(4)   74,700    1,829    used to assign the countries of risk listed
                                          -------------------------------------------    in the table shown above: country of
HEALTH CARE--6.5%                         TOTAL EXCHANGE TRADED FUNDS                    incorporation, actual building address,
Celgene Corp.(4)          38,900   1,727  (IDENTIFIED COST $1,861)              1,829    primary exchange on which security is
Gilead Sciences, Inc.(4)  40,600   1,880  -------------------------------------------    traded and country in which the greatest
Johnson & Johnson         36,200   1,904  TOTAL LONG TERM INVESTMENTS--98.8%             percentage of company revenue is generated.
Merck & Co., Inc.         68,100   1,822  (IDENTIFIED COST $178,353)          164,517  ---------------------------------------------
St. Jude Medical,                         -------------------------------------------
 Inc.(4)                  49,100   1,784
UnitedHealth Group, Inc.  83,600   1,750
                                 -------
                                  10,867
                                 -------

INDUSTRIALS--5.9%
Boeing Co. (The)          24,700     879
Caterpillar, Inc.         63,000   1,762
Continental Airlines,
 Inc. Class B(4)         202,900   1,788
Foster Wheeler AG(4)      97,100   1,696
L-3 Communications
 Holdings, Inc.           28,900   1,959
Union Pacific Corp.       44,000   1,809
                                 -------
                                   9,893
                                 -------

                         Security abbreviation definitions are located in the glossary starting on page 2.

FOOTNOTE LEGEND

(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 11 Federal Income Tax Information in the Notes
    to Financial Statements.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of
    $6,928 or 4.2% of net assets.
(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(4) Non-income producing.
(5) All or a portion segregated as collateral for when-issued securities.
(6) Security in default.
(7) When-issued security.

                        See Notes to Financial Statements

                           VIRTUS MID-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009

($ reported in thousands)

                          SHARES  VALUE                              SHARES  VALUE                              SHARES  VALUE
                         ------- -------                            ------- -------                            ------- -------
COMMON STOCKS+--98.8%                      HEALTH CARE--11.9%                         INFORMATION TECHNOLOGY--CONTINUED
                                                                                      Silicon Laboratories,
CONSUMER DISCRETIONARY--17.7%              Biogen Idec, Inc.(2)      12,700 $   666    Inc.(2)                  34,500 $   911
Advance Auto Parts, Inc.  20,300 $   834   CIGNA Corp.               43,300     762   Sybase, Inc.(2)           38,100   1,154
Autoliv, Inc.             22,000     409   Express Scripts, Inc.(2)   8,600     397   Symantec Corp.(2)        117,500   1,755
Block (H&R), Inc.         32,200     586   Forest Laboratories,                       Teradata Corp.(2)         27,200     441
Darden Restaurants, Inc.  18,800     644    Inc.(2)                  15,500     340   Trimble Navigation
DISH Network Corp.                         Hill-Rom Holdings, Inc.   70,700     699    Ltd.(2)                  22,500     344
 Class A(2)               86,500     961   Humana, Inc.(2)            7,490     195   Western Digital Corp.(2)  45,600     882
Gap, Inc. (The)           80,600   1,047   LifePoint Hospitals,                                                        -------
Hasbro, Inc.              25,400     637    Inc.(2)                  13,700     286                                     12,591
International Speedway                     Omnicare, Inc.            19,400     475                                    -------
 Corp. Class A            12,700     280   Quest Diagnostics, Inc.    6,600     313
Johnson Controls, Inc.    25,500     306   Universal Health                           MATERIALS--5.8%
Liberty Global, Inc.                        Services, Inc.                            Celanese Corp. Series A   27,100     362
 Class A(2)               51,800     754    Class B                  41,800   1,603   Cliffs Natural
Limited Brands, Inc.      44,700     389   Valeant Pharmaceuticals                     Resources, Inc.          21,800     396
Penn National Gaming,                      International(2)          30,800     548   Crown Holdings, Inc.(2)   51,300   1,166
 Inc.(2)                  12,800     309   Watson Pharmaceuticals,                    Owens-Illinois, Inc.(2)   30,700     443
Polo Ralph Lauren Corp.   15,230     643    Inc.(2)                  31,700     986   Scotts Miracle-Gro Co.
Ross Stores, Inc.         30,400   1,091                                    -------   (The) Class A             20,500     711
TJX Cos., Inc. (The)      77,260   1,981                                      7,270   Terra Industries, Inc.    17,600     495
                                 -------                                    -------                                    -------
                                  10,871                                                                                 3,573
                                 -------   INDUSTRIALS--17.7%                                                          -------
                                           Alliant Techsystems,
CONSUMER STAPLES--7.4%                      Inc.(2)                   3,690     247   TELECOMMUNICATION SERVICES--2.1%
Dean Foods Co.(2)         42,200     763   Cooper Industries Ltd.    25,700     665   Telephone & Data
Kroger Co. (The)          68,800   1,460   CSX Corp.                 30,000     776    Systems, Inc.            48,700   1,291
Pepsi Bottling Group,                      Dover Corp.               41,900   1,105                                    -------
 Inc. (The)              105,400   2,334   Flowserve Corp.            7,000     393
                                 -------   Fluor Corp.               10,200     352   UTILITIES--1.7%
                                   4,557   Goodrich Corp.            34,600   1,311   Energen Corp.             17,800     518
                                 -------   Harsco Corp.              70,520   1,563   NRG Energy, Inc.(2)       29,200     514
                                           Hunt (J.B.) Transport                                                       -------
ENERGY--8.4%                               Services, Inc.            38,300     923                                      1,032
Alpha Natural Resources,                   ITT Corp.                 14,800     569   ----------------------------------------
 Inc.(2)                  23,300     413   Manpower, Inc.            14,700     464   TOTAL COMMON STOCKS
Comstock Resources,                        Northrop Grumman Corp.    14,400     628   (IDENTIFIED COST $82,407)         60,545
 Inc.(2)                  19,600     584   Parker Hannifin Corp.      8,000     272   ----------------------------------------
Dresser-Rand Group,                        Ryder System, Inc.        13,300     377   TOTAL LONG TERM INVESTMENTS--98.8%
 Inc.(2)                  31,000     685   Thomas & Betts Corp.(2)   15,400     385   (IDENTIFIED COST $82,407)         60,545
Encore Acquisition                         WESCO International,                       ----------------------------------------
 Co.(2)                   39,500     919    Inc.(2)                  44,400     805   SHORT-TERM INVESTMENTS--1.0%
ENSCO International,                                                        -------   MONEY MARKET MUTUAL FUNDS--1.0%
 Inc.                      9,000     238                                     10,835   State Street Institutional
Murphy Oil Corp.          16,900     757                                    -------    Liquid Reserves Fund
Newfield Exploration                                                                   (seven-day effective
 Co.(2)                   12,970     294   INFORMATION TECHNOLOGY--20.6%               yield 0.577%)           618,138     618
Patterson-UTI Energy,                      Activision Blizzard,                       ----------------------------------------
 Inc.                     25,100     225    Inc.(2)                  37,800     395   TOTAL SHORT-TERM INVESTMENTS
Superior Energy                            Affiliated Computer                        (IDENTIFIED COST $618)               618
 Services, Inc.(2)        28,700     370    Services, Inc.(2)        34,400   1,647   ----------------------------------------
Tidewater, Inc.           18,200     676   Analog Devices, Inc.      16,300     314   TOTAL INVESTMENTS--99.8%
                                 -------   Autodesk, Inc.(2)         11,570     195   (IDENTIFIED COST $83,025)         61,163(1)
                                   5,161   Broadcom Corp.(2)         18,800     376   Other assets and
                                 -------   Compuware Corp.(2)        60,900     401    liabilities, net--0.2%              139
                                           Fidelity National                                                           -------
FINANCIALS--5.5%                            Information Services,                     NET ASSETS--100.0%               $61,302
Arch Capital Group                          Inc.                     27,900     508                                    =======
 Ltd.(2)                  14,300     770   Harris Corp.              29,700     860
Aspen Insurance Holdings                   LG Display Co. Ltd.                        + Security classifications are based on
 Ltd.                     33,800     759    ADR(2)                   59,600     609     sectors.
Lazard Ltd. Class A       10,800     318   NCR Corp.(2)              26,400     210
Northern Trust Corp.      13,100     784   Novellus Systems,
TD Ameritrade Holding                       Inc.(2)                  23,800     396
 Corp.(2)                 53,100     733   QLogic Corp.(2)           48,400     538
                                 -------   Red Hat, Inc.(2)          36,700     655
                                   3,364
                                 -------

                          Security abbreviation definitions are located in the glossary starting on page 2.

FOOTNOTE LEGEND
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 11 Federal Income Tax Information in the Notes
    to Financial Statements.
(2) Non-income producing.

                        See Notes to Financial Statements

                          VIRTUS QUALITY SMALL-CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009

($ reported in thousands)

                          SHARES  VALUE                              SHARES  VALUE                              SHARES  VALUE
                         ------- -------                            ------- -------                            ------- -------
COMMON STOCKS+--97.6%                      HEALTH CARE--11.0%                         EXCHANGE TRADED FUNDS--0.9%
                                           Landauer, Inc.            55,900 $ 2,833   iShares Russell 2000
CONSUMER DISCRETIONARY--9.1%               Owens & Minor, Inc.       82,100   2,720    Value Index Fund         13,800 $   545
Cherokee, Inc.            75,900 $ 1,184   Young Innovations, Inc.   56,900     882   ----------------------------------------
Matthews International                                                      -------   TOTAL EXCHANGE TRADED FUNDS
 Corp. Class A            81,600   2,351                                      6,435   (IDENTIFIED COST $573)               545
Tempur-Pedic                                                                -------   ----------------------------------------
 International, Inc.     238,800   1,743                                              TOTAL LONG TERM INVESTMENTS--98.5%
                                 -------   INDUSTRIALS--30.4%                         (IDENTIFIED COST $79,944)         57,441
                                   5,278   ABM Industries, Inc.     243,900   4,000   ----------------------------------------
                                 -------   CLARCOR, Inc.             90,100   2,270
                                           Graco, Inc.               68,500   1,169   SHORT-TERM INVESTMENTS--1.3%
CONSUMER STAPLES--9.2%                     Landstar System, Inc.     91,100   3,049
Chattem, Inc.(2)          50,900   2,853   Lincoln Electric                           MONEY MARKET MUTUAL FUNDS--1.3%
WD-40 Co.                103,500   2,498    Holdings, Inc.           72,400   2,294   State Street Institutional
                                 -------   McGrath RentCorp         147,100   2,318    Liquid Reserves Fund
                                   5,351   Roper Industries, Inc.    61,800   2,624    (seven-day effective
                                 -------                                    -------    yield 0.577%)           739,205     739
                                                                             17,724   ----------------------------------------
ENERGY--9.0%                                                                -------   TOTAL SHORT-TERM INVESTMENTS
CARBO Ceramics, Inc.      66,900   1,903                                              (IDENTIFIED COST $739)               739
World Fuel Services Corp.105,000   3,321   INFORMATION TECHNOLOGY--9.0%               ----------------------------------------
                                 -------   Cass Information
                                   5,224    Systems, Inc.            28,800     934   TOTAL INVESTMENTS--99.8%
                                 -------   Computer Services, Inc.   52,100   1,341   (IDENTIFIED COST $80,683)         58,180(1)
                                           Syntel, Inc.             144,100   2,966   Other assets and
FINANCIALS--16.9%                                                           -------    liabilities, net--0.2%              107
Ares Capital Corp.       377,066   1,825                                      5,241                                    -------
Cathay General Bancorp   141,300   1,474                                    -------   NET ASSETS--100.0%               $58,287
Entertainment Properties                                                                                               =======
 Trust                   123,300   1,943   MATERIALS--3.0%
Federated Investors, Inc.122,300   2,722   Balchem Corp.             70,100   1,762   + Security classifications are based on
Financial Federal Corp.   90,500   1,917   ----------------------------------------     sectors.
                                 -------   TOTAL COMMON STOCKS
                                   9,881   (IDENTIFIED COST $79,371)         56,896
                                 -------   ----------------------------------------

                          Security abbreviation definitions are located in the glossary starting on page 2.

FOOTNOTE LEGEND
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 11 Federal Income Tax Information in the Notes
    to Financial Statements.
(2) Non-income producing.


                        See Notes to Financial Statements

                           VIRTUS SMALL-CAP CORE FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009

($ reported in thousands)

                          SHARES  VALUE                              SHARES  VALUE                              SHARES  VALUE
                         ------- -------                            ------- -------                            ------- -------
COMMON STOCKS+--99.9%                      HEALTH CARE--16.6%                         MATERIALS--4.8%
                                           Abaxis, Inc.(2)           56,000 $   965   AptarGroup, Inc.          49,500 $ 1,542
CONSUMER DISCRETIONARY--9.8%               Computer Programs &                        ----------------------------------------
Pool Corp.                84,600 $ 1,134    Systems, Inc.            36,500   1,214   TOTAL COMMON STOCKS
Steiner Leisure Ltd.(2)   44,100   1,076   Haemonetics Corp.(2)      29,100   1,603   (IDENTIFIED COST $36,726)         31,926
Tempur-Pedic                                Techne Corp.             27,600   1,510   ----------------------------------------
 International, Inc.     127,700     932                                    -------   TOTAL LONG TERM INVESTMENTS--99.9%
                                 -------                                      5,292   (IDENTIFIED COST $36,726)         31,926
                                   3,142                                    -------   ----------------------------------------
                                 -------   INDUSTRIALS--24.0%
                                           ABM Industries, Inc.      73,600   1,207   SHORT-TERM INVESTMENTS--0.4%
CONSUMER STAPLES--3.8%                     Forward Air Corp.         67,000   1,087
Chattem, Inc.(2)          21,600   1,211   HEICO Corp. Class A       45,000     928   MONEY MARKET MUTUAL FUNDS--0.4%
                                 -------   Lincoln Electric                           State Street Institutional
                                            Holdings, Inc.           40,000   1,268    Liquid Reserves Fund
ENERGY--5.2%                               RBC Bearings, Inc.(2)     61,800     944    (seven-day effective
CARBO Ceramics, Inc.      32,800     933   Rollins, Inc.             36,900     633    yield 0.577%)           134,158     134
Petroleum Development                      Roper Industries, Inc.    37,500   1,592   ----------------------------------------
 Corp.(2)                 61,800     730                                    -------   TOTAL SHORT-TERM INVESTMENTS
                                 -------                                      7,659   (IDENTIFIED COST $134)               134
                                   1,663                                    -------   ----------------------------------------
                                 -------   INFORMATION TECHNOLOGY--23.8%              TOTAL INVESTMENTS--100.3%
                                           ANSYS, Inc.(2)            64,250   1,613   (IDENTIFIED COST $36,860)         32,060(1)
FINANCIALS--11.9%                          Blackbaud, Inc.          115,372   1,339   Other assets and
Cohen & Steers, Inc.      71,200     794   FactSet Research                            liabilities, net--(0.3)%            (92)
Entertainment Properties                    Systems, Inc.            38,500   1,925                                    -------
 Trust                    40,600     640   Jack Henry &                               NET ASSETS--100.0%               $31,968
Federated Investors, Inc. 52,200   1,162    Associates, Inc.         81,615   1,332                                    =======
Financial Federal Corp.   57,550   1,219   ScanSource, Inc.(2)       75,000   1,393
                                 -------                                    -------   + Security classifications are based on
                                   3,815                                      7,602     sectors.
                                 -------                                    -------

                          Security abbreviation definitions are located in the glossary starting on page 2.

FOOTNOTE LEGEND
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 11 Federal Income Tax Information in the Notes
    to Financial Statements.
(2) Non-income producing.

                        See Notes to Financial Statements

                          VIRTUS SMALL-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009

($ reported in thousands)

                          SHARES  VALUE                              SHARES  VALUE                              SHARES  VALUE
                         ------- -------                            ------- -------                            ------- -------
COMMON STOCKS+--93.2%                      INDUSTRIALS--13.8%                         UTILITIES--0.6%
                                           Aceto Corp.               20,900 $   125   Ormat Technologies, Inc.  10,000 $   275
CONSUMER DISCRETIONARY--                   Aegean Marine Petroleum                    ----------------------------------------
 13.1%                                      Network, Inc.            45,000     754   TOTAL COMMON STOCKS
American Eagle                             American Superconductor                    (IDENTIFIED COST
 Outfitters, Inc.         38,600 $   472    Corp.(2)                 64,351   1,114    $53,969)                         44,800
Burger King Holdings,                      Beacon Roofing Supply,                     ----------------------------------------
 Inc.                     41,300     948    Inc.(2)                  72,100     965
Children's Place Retail                    Bucyrus International,                     EXCHANGE TRADED
 Stores, Inc. (The)(2)    40,700     891    Inc.                     33,100     502    FUNDS--4.8%
DreamWorks Animation                       Harsco Corp.              21,100     468   Energy Select Sector
 SKG, Inc. Class A(2)     43,200     935   II-VI, Inc.(2)            34,984     601    SPDR Fund                26,300   1,117
Guess?, Inc.              41,700     879   Landstar System, Inc.     11,100     371   iShares Nasdaq
Jack in the Box, Inc.(2)  50,200   1,169   Perini Corp.(2)           45,100     555    Biotechnology Index
Lincoln Educational                        Resources Connection,                       Fund                     17,700   1,174
 Services Corp.(2)        26,700     489    Inc.(2)                  38,800     585   ----------------------------------------
LKQ Corp.(2)              36,083     515   Yingli Green Energy                        TOTAL EXCHANGE TRADED
                                 -------    Holding Co. Ltd.(2)     100,600     606    FUNDS
                                   6,298                                    -------   (IDENTIFIED COST $2,499)           2,291
                                 -------                                      6,646   ----------------------------------------
                                                                            -------   TOTAL LONG TERM
CONSUMER STAPLES--2.5%                                                                 INVESTMENTS--98.0%
Alberto-Culver Co.        18,800     425   INFORMATION                                (IDENTIFIED COST
Ralcorp Holdings,                           TECHNOLOGY--28.4%                          $56,468)                         47,091
 Inc.(2)                  14,800     797   Blackboard, Inc.(2)       22,500     714   ----------------------------------------
                                 -------   CACI International, Inc.
                                   1,222    Class A(2)               11,400     416   SHORT-TERM
                                 -------   Cavium Networks, Inc.(2)  40,600     469    INVESTMENTS--0.2%
                                           CommScope, Inc.(2)        42,300     481
ENERGY--4.0%                               Constant Contact,                          MONEY MARKET MUTUAL
Barrett Corp. (Bill)(2)   44,300     985    Inc.(2)                  64,100     897    FUNDS--0.2%
Dril-Quip, Inc.(2)        30,200     927   Cybersource Corp.(2)      78,900   1,168   State Street
                                 -------   DG FastChannel, Inc.(2)   60,300   1,132    Institutional
                                   1,912   FormFactor, Inc.(2)       26,400     476    Liquid Reserves Fund
                                 -------   Macrovision Solutions                       (seven-day effective
                                            Corp.(2)                 57,100   1,016    yield 0.577%)           116,638     117
FINANCIALS--4.8%                           Microsemi Corp.(2)        73,000     847   ----------------------------------------
Knight Capital Group,                      Netezza Corp.(2)         100,997     687   TOTAL SHORT-TERM
 Inc. Class A(2)          51,100     753   Neutral Tandem, Inc.(2)   29,200     719    INVESTMENTS
Lazard Ltd. Class A       32,900     968   Nuance Communications,                     (IDENTIFIED COST $117)               117
MF Global Ltd.(2)        135,000     571    Inc.(2)                 101,700   1,104   ----------------------------------------
                                 -------   Plantronics, Inc.         38,900     469
                                   2,292   PMC-Sierra, Inc.(2)      141,600     903   TOTAL INVESTMENTS--98.2%
                                 -------   Riverbed Technology,                       (IDENTIFIED COST
                                            Inc.(2)                  51,900     679    $56,585)                         47,208(1)
HEALTH CARE--22.0%                         ValueClick, Inc.(2)       84,000     715   Other assets and
Alexion Pharmaceuticals,                   Volterra Semiconductor                      liabilities, net--1.8%              869
 Inc.(2)                  26,000     979    Corp.(2)                 23,854     201                                    -------
Auxilium                                   Websense, Inc.(2)         45,846     550   NET ASSETS--100.0%               $48,077
 Pharmaceuticals,                                                           -------                                    =======
 Inc.(2)                  12,200     338                                     13,643
Immucor, Inc.(2)          35,800     900                                    -------   +   Security classifications are based
Luminex Corp.(2)          54,300     984                                                  on sectors.
Myriad Genetics, Inc.(2)  29,400   1,337   MATERIALS--3.0%
Neogen Corp.(2)           48,648   1,062   FMC Corp.                 17,300     746
Noven Pharmaceuticals,                     Sensient Technologies
 Inc.(2)                 113,651   1,077    Corp.                    30,290     712
NuVasive, Inc.(2)         29,823     936                                    -------
Perrigo Co.               42,000   1,043                                      1,458
Phase Forward, Inc.(2)    38,000     486                                    -------
Sequenom, Inc.(2)         55,600     791
Sun Healthcare Group,                      TELECOMMUNICATION
 Inc.(2)                  77,000     650    SERVICES--1.0%
                                 -------   Syniverse Holdings,
                                  10,583    Inc.(2)                  29,900     471
                                 -------                                    -------

                         Security abbreviation definitions are located in the glossary starting on page 2.

FOOTNOTE LEGEND
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 11 Federal Income Tax Information in the Notes
    to Financial Statements.
(2) Non-income producing.

                        See Notes to Financial Statements

                    VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009

($ reported in thousands)

                          SHARES  VALUE                              SHARES  VALUE                              SHARES  VALUE
                         ------- -------                            ------- -------                            ------- -------
COMMON STOCKS+--98.1%                      INDUSTRIALS--14.9%                         SHORT-TERM INVESTMENTS
                                           Copart, Inc.(2)           16,550 $   491    --1.1%
CONSUMER DISCRETIONARY                     Forward Air Corp.         24,300     394
 --9.2%                                    HEICO Corp. Class A       17,650     364   MONEY MARKET MUTUAL
Aaron Rents, Inc.         15,950 $   425                                    -------    FUNDS--1.1%
Strayer Education, Inc.    1,900     342                                      1,249   State Street
                                 -------                                    -------    Institutional Liquid
                                     767                                               Reserves Fund
                                 -------   INFORMATION TECHNOLOGY                      (seven-day effective
                                            --39.4%                                    yield 0.577%)            95,296 $    95
CONSUMER STAPLES--4.2%                     ANSYS, Inc.(2)            14,250     358   ----------------------------------------
Hansen Natural Corp.(2)    9,650     348   Blackbaud, Inc.           31,500     366   TOTAL SHORT-TERM
                                 -------   Cabot Microelectronics                      INVESTMENTS
                                            Corp.(2)                 10,250     246   (IDENTIFIED COST $95)                 95
ENERGY--9.8%                               FactSet Research                           ----------------------------------------
NATCO Group, Inc.                           Systems, Inc.            11,350     567
 Class A(2)               26,600     503   Hittite Microwave                          TOTAL INVESTMENTS--99.2%
Petroleum Development                       Corp.(2)                 15,500     484   (IDENTIFIED COST
 Corp.(2)                  7,600      90   Measurement Specialties,                    $10,533)                          8,294(1)
Tesco Corp.(2)            29,000     227    Inc.(2)                  12,800      52   Other assets and
                                 -------   Power Integrations, Inc.  16,250     279    liabilities, net--0.8%               66
                                     820   Quality Systems, Inc.     12,000     543                                    -------
                                 -------   ScanSource, Inc.(2)       21,400     398   NET ASSETS--100.0%               $ 8,360
                                                                            -------                                    =======
FINANCIALS--4.3%                                                              3,293
World Acceptance                           ----------------------------------------   +   Security classifications are based
 Corp.(2)                 21,100     361   TOTAL COMMON STOCKS                            on sectors.
                                 -------   (IDENTIFIED COST
                                            $10,438)                          8,199
HEALTH CARE--16.3%                         ----------------------------------------
Abaxis, Inc.(2)           28,900     498   TOTAL LONG TERM
Meridian Bioscience,                        INVESTMENTS--98.1%
 Inc.                     13,700     248   (IDENTIFIED COST
National Research Corp.    9,000     224    $10,438)                          8,199
Techne Corp.               7,150     391   ----------------------------------------
                                 -------
                                   1,361
                                 -------

    Security abbreviation definitions are located in the glossary starting on page 2.

FOOTNOTE LEGEND
(1) Federal Income Tax Information: For tax information at March 31, 2009, see
    Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2) Non-income producing.

                        See Notes to Financial Statements

                          VIRTUS STRATEGIC GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009

($ reported in thousands)

                          SHARES  VALUE                              SHARES  VALUE                              SHARES  VALUE
                         ------- -------                            ------- -------                            ------- -------
COMMON STOCKS+--98.5%                      INDUSTRIALS--11.0%                         EXCHANGE TRADED FUNDS
                                           ABB Ltd. Sponsored ADR    56,930 $   794    --1.5%
CONSUMER DISCRETIONARY                     Aegean Marine Petroleum                    Financial Select Sector
 --9.9%                                     Network, Inc.            69,470   1,164    SPDR Fund               130,700 $ 1,151
Amazon.com, Inc.(2)       13,790 $ 1,013   Harsco Corp.              53,380   1,183   ----------------------------------------
American Eagle                             Joy Global, Inc.          52,100   1,110   TOTAL EXCHANGE TRADED
 Outfitters, Inc.         32,210     394   Norfolk Southern Corp.    32,510   1,097    FUNDS
DreamWorks Animation                       Perini Corp.(2)           41,090     505   (IDENTIFIED COST $1,917)           1,151
 SKG, Inc. Class A(2)     57,600   1,246   SPX Corp.                 18,890     888   ----------------------------------------
Kohl's Corp.(2)           21,020     890   Stericycle, Inc.(2)       24,360   1,163   TOTAL LONG TERM
LKQ Corp.(2)              55,100     786   United Technologies                         INVESTMENTS--100.0%
Lowe's Cos., Inc.         42,050     767    Corp.                    16,680     717   (IDENTIFIED COST
McDonald's Corp.          20,470   1,117                                    -------    $92,489)                         78,257
Yum! Brands, Inc.         57,050   1,568                                      8,621   ----------------------------------------
                                 -------                                    -------
                                   7,781                                              SHORT-TERM INVESTMENTS
                                 -------   INFORMATION TECHNOLOGY                      --0.2%
                                            --33.9%
CONSUMER STAPLES--10.7%                    Apple, Inc.(2)            18,960   1,993   MONEY MARKET MUTUAL
Colgate-Palmolive Co.     25,610   1,511   Applied Materials, Inc.  155,790   1,675    FUNDS--0.2%
CVS Caremark Corp.        43,960   1,208   Broadcom Corp.(2)         87,320   1,745   State Street
General Mills, Inc.       20,560   1,026   Cisco Systems, Inc.(2)    98,450   1,651    Institutional
Kroger Co. (The)          68,550   1,455   Corning, Inc.             57,010     756    Liquid Reserves Fund
Philip Morris                              Cybersource Corp.(2)      54,100     801    (seven-day effective
International, Inc.       21,130     752   EMC Corp.(2)             143,720   1,638    yield 0.577%)           153,879     154
Ralcorp Holdings,                          Google, Inc.(2)            5,725   1,993   ----------------------------------------
 Inc.(2)                  25,120   1,353   Hewlett-Packard Co.       65,180   2,090   TOTAL SHORT-TERM
Safeway, Inc.             53,700   1,084   International Business                      INVESTMENTS
                                 -------    Machines Corp.           22,770   2,206   (IDENTIFIED COST $154)               154
                                   8,389   Marvell Technology Group                   ----------------------------------------
                                 -------    Ltd.(2)                 127,650   1,169
                                           Microsoft Corp.           90,800   1,668   TOTAL INVESTMENTS
ENERGY--7.2%                               Nuance Communications,                      --100.2%
Range Resources Corp.     19,140     788    Inc.(2)                  80,370     873   (IDENTIFIED COST
Schlumberger Ltd.         30,270   1,230   Oracle Corp.              99,900   1,805    $92,643)                         78,411(1)
Transocean Ltd.(2)        23,913   1,407   QUALCOMM, Inc.            42,970   1,672   Other assets and
Weatherford                                Research In Motion                          liabilities, net
 International Ltd.(2)   105,170   1,164    Ltd.(2)                  16,580     714    --(0.2)%                           (143)
XTO Energy, Inc.          34,562   1,058   Silicon Laboratories,                                                       -------
                                 -------    Inc.(2)                  34,400     908   NET ASSETS--100.0%               $78,268
                                   5,647   Symantec Corp.(2)         78,500   1,173                                    =======
                                 -------                                    -------
                                                                             26,530   +   Security classifications are based
FINANCIALS--2.9%                                                            -------       on sectors.
BlackRock, Inc.            7,150     930
Goldman Sachs Group,                       MATERIALS--5.8%                            COUNTRY WEIGHTINGS as of 3/31/09*
 Inc. (The)               12,740   1,350   FMC Corp.                 26,960   1,163   -------------------------------------------
                                 -------   Freeport-McMoRan                           United States                           91%
                                   2,280    Copper & Gold, Inc.      24,090     918   Canada                                   2
                                 -------   Monsanto Co.              15,140   1,258   Japan                                    2
                                           Potash Corp. of                            Netherlands                              2
HEALTH CARE--15.1%                          Saskatchewan, Inc.       15,110   1,221   Switzerland                              2
Abbott Laboratories       22,570   1,076                                    -------   Greece                                   1
Allergan, Inc.            20,180     964                                      4,560   -------------------------------------------
Amgen, Inc.(2)            14,310     709                                    -------   *   FOREIGN SECURITY COUNTRY DETERMINATION:
Biogen Idec, Inc.(2)      22,360   1,172
Bristol-Myers Squibb Co.  69,560   1,525   TELECOMMUNICATION                          A combination of the following criteria
Celgene Corp.(2)          31,690   1,407    SERVICES--2.0%                            is used to assign the countries of risk
Cephalon, Inc.(2)         16,090   1,096   American Tower Corp.                       listed in the table shown above: country
Genzyme Corp.(2)          17,640   1,048    Class A(2)               50,070   1,524   of incorporation, actual building
Gilead Sciences, Inc.(2)  21,080     976   ----------------------------------------   address, primary exchange on which
Mylan, Inc.(2)            58,000     778   TOTAL COMMON STOCKS                        security is traded and country in which
Perrigo Co.               41,210   1,023   (IDENTIFIED COST                           the greatest percentage of company
                                 -------    $90,572)                         77,106   revenue is generated.
                                  11,774   ----------------------------------------   -------------------------------------------
                                 -------

                         Security abbreviation definitions are located in the glossary starting on page 2.

FOOTNOTE LEGEND
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 11 Federal Income Tax Information in the Notes
    to Financial Statements.
(2) Non-income producing.

                        See Notes to Financial Statements

                         VIRTUS VALUE OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009

($ reported in thousands)

                          SHARES  VALUE                              SHARES  VALUE                              SHARES  VALUE
                         ------- -------                            ------- -------                            ------- -------
COMMON STOCKS+--99.2%                      FINANCIALS--CONTINUED                      INDUSTRIALS--CONTINUED
                                           Central Pacific                            L-3 Communications
CONSUMER DISCRETIONARY                      Financial Corp.          18,700 $   105   Holdings, Inc.            15,800 $ 1,071
 --10.6%                                   Cincinnati Financial                       North American
Advance Auto Parts, Inc.   7,200 $   296    Corp.                     7,700     176   Galvanizing & Coating,
Aeropostale, Inc.(2)      15,000     398   Citigroup, Inc.           64,100     162    Inc.(2)                   4,699      14
Big Lots, Inc.(2)         20,800     432   Conseco, Inc.(2)          21,276      20   Northrop Grumman Corp.    16,900     738
Career Education                           CVB Financial Corp.       14,400      95   Tecumseh Products Co.
 Corp.(2)                 42,800   1,026   First Financial                            Class A(2)                 7,100      32
DISH Network Corp.                          Bancshare, Inc.           1,300      63   Tredegar Corp.             1,100      18
 Class A(2)               13,200     147   Goldman Sachs Group,                                                        -------
Dollar Tree, Inc.(2)       5,300     236    Inc. (The)                3,500     371                                      2,744
Family Dollar Stores,                      Hartford Financial                                                          -------
 Inc.                     15,226     508    Services Group, Inc.
Foot Locker, Inc.         20,500     215    (The)                    44,500     349   INFORMATION TECHNOLOGY
Horton (D.R.), Inc.       45,768     444   Iberiabank Corp            1,600      74    --7.2%
HSN, Inc.(2)              36,536     188   Lincoln National Corp.    22,400     150   Acxiom Corp.               4,700      35
Liberty Global, Inc.                       MetLife, Inc.             10,300     235   Computer Sciences
Class A(2)                32,700     476   Morgan Stanley            21,800     496    Corp.(2)                 47,400   1,746
Liberty Media Corp.                        New York Community                         EarthLink, Inc.(2)         1,932      13
Capital Series A(2)       21,988     153   Bancorp, Inc.            101,800   1,137   Hewitt Associates, Inc.
McDonald's Corp.           4,200     229   Northern Trust Corp.       4,677     280    Class A(2)                7,600     226
Polo Ralph Lauren Corp.    1,394      59   Pinnacle Financial                         IAC/InterActive Corp.(2)   5,600      85
Rent-A-Center, Inc.(2)     5,941     115    Partners, Inc.(2)         4,200     100   International Business
Superior Industries                        PRG-Schultz                                 Machines Corp.            9,100     882
International, Inc.        4,200      50    International, Inc.(2)   24,040      68   Metavante Technologies,
Ticketmaster                               Principal Financial                         Inc.(2)                     993      20
Entertainment, Inc.(2)     6,600      24    Group, Inc.               4,700      38   OpenTV Corp. Class A(2)   19,109      29
                                 -------   Prosperity Bancshares,                     Sun Microsystems,
                                   4,996    Inc.                      5,600     153    Inc.(2)                  49,100     359
                                 -------   Protective Life Corp.     12,100      64                                    -------
                                           Prudential Financial,                                                         3,395
CONSUMER STAPLES--12.3%                     Inc.                     13,100     249                                    -------
Altria Group, Inc.       117,706   1,886   Radian Group, Inc.        66,489     121
Archer-Daniels-Midland                     Rayonier, Inc.            21,800     659   MATERIALS--2.4%
 Co.                      22,600     628   RenaissanceRe Holdings                     Mosaic Co. (The)          12,000     504
BJ's Wholesale Club,                        Ltd.                      1,178      58   Scotts Miracle-Gro Co.
 Inc.(2)                   4,900     157   Republic Bancorp, Inc.                      (The) Class A             3,600     125
Bunge Ltd.                13,037     739   Class A                    5,344     100   Terra Nitrogen Co. LP      1,300     186
Central Garden and Pet                     State Street Corp.        28,000     862   United States Steel Corp. 16,000     338
 Co.(2)                    6,081      46   TFS Financial Corp.       18,400     223                                    -------
Central Garden and Pet                     Torchmark Corp.           20,300     532                                      1,153
 Co. Class A(2)            9,598      72   Transatlantic Holdings,                                                     -------
Pantry, Inc. (The)(2)      7,600     134    Inc.                      1,500      54
Parlux Fragrances,                         Unum Group                13,600     170   TELECOMMUNICATION
 Inc.(2)                  35,358      30   Wells Fargo & Co.         41,600     592    SERVICES--3.8%
Procter & Gamble Co.                                                        -------   AT&T, Inc.                32,400     816
 (The)                    23,900   1,125                                      8,870   CenturyTel, Inc.          13,800     388
Safeway, Inc.             11,563     233                                    -------   Sprint Nextel Corp.(2)   139,200     497
Wal-Mart Stores, Inc.     15,000     782                                              United States Cellular
                                 -------   HEALTH CARE--19.1%                          Corp.(2)                    800      27
                                   5,832   Bristol-Myers Squibb Co.  24,600     539   USA Mobility, Inc.         5,148      47
                                 -------   Cantel Medical Corp.(2)    5,079      65                                    -------
                                           CIGNA Corp.               69,400   1,221                                      1,775
ENERGY--16.4%                              Coventry Health Care,                                                       -------
Chevron Corp.             26,900   1,809    Inc.(2)                     700       9
ConocoPhillips            45,400   1,778   Johnson & Johnson         41,765   2,197   UTILITIES--2.9%
Exxon Mobil Corp.         52,560   3,579   Matrixx Initiatives,                       CH Energy Group, Inc.        600      28
Valero Energy Corp.       33,500     600    Inc.(2)                     400       7   DTE Energy Co.               400      11
                                 -------   Omnicare, Inc.            20,800     509   FirstEnergy Corp.         12,181     470
                                   7,766   Pfizer, Inc.             231,700   3,156   NSTAR                     18,200     580
                                 -------   Teleflex, Inc.               600      23   OGE Energy Corp.           5,200     124
                                           Watson Pharmaceuticals,                    UGI Corp.                  7,400     175
FINANCIALS--18.7%                           Inc.(2)                  26,000     809                                    -------
Allied World Assurance                     WellPoint, Inc.(2)        12,800     486                                      1,388
 Co. Holdings Ltd.         4,551     173                                    -------   ----------------------------------------
American Equity                                                               9,021   TOTAL COMMON STOCKS
 Investment Life Holding                                                    -------   (IDENTIFIED COST
 Co.                       7,000      29                                               $52,922)                         46,940
Annaly Capital                             INDUSTRIALS--5.8%                          ----------------------------------------
 Management, Inc.         10,000     139   (Michael) Baker Corp.(2)   2,697      70   TOTAL LONG TERM
Assurant, Inc.             1,700      37   Armstrong World                             INVESTMENTS--99.2%
Bank of Hawaii Corp.       5,314     175    Industries, Inc.(2)       3,600      40   (IDENTIFIED COST
Blackstone Group LP/The   24,500     178   Chart Industries, Inc.(2)    735       6    $52,922)                         46,940
Broadridge Financial                       General Electric Co.      74,700     755   ----------------------------------------
Solutions, Inc.           20,600     383

                        See Notes to Financial Statements

                         VIRTUS VALUE OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2009

($ reported in thousands)

                          SHARES  VALUE
                         ------- -------
SHORT-TERM INVESTMENTS
 --0.7%

MONEY MARKET MUTUAL
 FUNDS--0.7%
State Street
 Institutional Liquid
 Reserves Fund
 (seven-day effective
 yield 0.577%)           338,064 $   338
----------------------------------------
TOTAL SHORT-TERM
 INVESTMENTS
(IDENTIFIED COST $338)               338
----------------------------------------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $53,260)         47,278(1)
Other assets and
 liabilities, net--0.1%               60
                                 -------
NET ASSETS--100.0%               $47,338
                                 =======

+ Security classifications are based on sectors.

                         Security abbreviation definitions are located in the glossary starting on page 2.

FOOTNOTE LEGEND
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 11 Federal Income Tax Information in the Notes
    to Financial Statements.
(2) Non-income producing.

                        See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                               VIRTUS EQUITY TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2009

(Amounts reported in thousands except shares and per share amounts)

                                                      -----------   ----------   -------------   -----------   -----------
                                                                     GROWTH &        GROWTH        INCOME &
                                                        ALL-CAP       INCOME     OPPORTUNITIES      GROWTH       MID-CAP
                                                      GROWTH FUND      FUND           FUND           FUND      GROWTH FUND
                                                      -----------   ----------   -------------   -----------   -----------
ASSETS
Investment in securities at value(1) ..............    $   46,615   $  127,176    $   18,541     $   173,256    $   61,163
Cash ..............................................            --           --            --              18            --
Receivables
   Investment securities sold .....................            --           --            96           2,361         6,219
   Fund shares sold ...............................             2           33            --(2)           15             8
   Dividends and interest .........................            36          288             8             997            39
Prepaid expenses ..................................            16           22            10              18            28
                                                       ----------   ----------    ----------     -----------    ----------
            Total assets ..........................        46,669      127,519        18,655         176,665        67,457
                                                       ----------   ----------    ----------     -----------    ----------
LIABILITIES
Payables
   Fund shares repurchased ........................            21          383           102             134            21
   Investment securities purchased ................           645           --           136           9,647         6,008
   Investment advisory fees .......................            33           46             4              97            26
   Distribution and service fees ..................            13           43             4              37            16
   Administration fees ............................             3           10             1              12             4
   Transfer agent fees and expenses ...............            22           61             5              48            35
   Trustees' fees and expenses ....................             1            2            --(2)            3             1
   Professional fees ..............................            26           28            26              31            28
   Other accrued expenses .........................            27           38             9              53            16
                                                       ----------   ----------    ----------     -----------    ----------
            Total liabilities .....................           791          611           287          10,062         6,155
                                                       ----------   ----------    ----------     -----------    ----------
NET ASSETS ........................................    $   45,878   $  126,908    $   18,368     $   166,603    $   61,302
                                                       ==========   ==========    ==========     ===========    ==========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial
      interest ....................................    $   69,733   $  210,028    $   49,028     $   213,866    $  148,781
   Accumulated undistributed net investment income
      (loss) ......................................            --        1,126            --             486            --
   Accumulated undistributed net realized gain
      (loss) ......................................       (12,304)     (85,335)      (29,471)        (33,913)      (65,617)
   Net unrealized appreciation (depreciation) on
      investments .................................       (11,551)       1,089        (1,189)        (13,836)      (21,862)
                                                       ----------   ----------    ----------     -----------    ----------
NET ASSETS ........................................    $   45,878   $  126,908    $   18,368     $   166,603    $   61,302
                                                       ==========   ==========    ==========     ===========    ==========
CLASS A:
Net asset value per share (Net assets/shares
   outstanding) ...................................    $     7.66   $    10.15    $     8.03     $      6.33    $     8.83
                                                       ----------   ----------    ----------     -----------    ----------
Maximum offering price per share NAV/(1-5.75%) ....    $     8.13   $    10.77    $     8.52     $      6.72    $     9.37
                                                       ----------   ----------    ----------     -----------    ----------
Shares of beneficial interest outstanding, no par
   value, unlimited authorization .................     5,286,365    8,592,869     2,173,850      25,848,492     6,142,984
                                                       ----------   ----------    ----------     -----------    ----------
Net Assets ........................................    $   40,505   $   87,198    $   17,455     $   163,586    $   54,233
                                                       ----------   ----------    ----------     -----------    ----------
CLASS B:
Net asset value (Net assets/shares outstanding) and
   offering price per share .......................    $     6.12   $     9.73            --     $      6.39    $     7.75
                                                       ----------   ----------    ----------     -----------    ----------
Shares of beneficial interest outstanding, no par
   value, unlimited authorization .................       251,321      634,946            --         347,125       489,478
                                                       ----------   ----------    ----------     -----------    ----------
Net Assets ........................................    $    1,537   $    6,177            --     $     2,217    $    3,795
                                                       ----------   ----------    ----------     -----------    ----------
CLASS C:
Net asset value (Net assets/shares outstanding)
   and offering price per share ...................    $     6.11   $     9.72    $     7.86     $      6.44    $     7.75
                                                       ----------   ----------    ----------     -----------    ----------
Shares of beneficial interest outstanding, no par
   value, unlimited authorization .................       627,514    2,414,172       108,125         124,223       323,791
                                                       ----------   ----------    ----------     -----------    ----------
Net Assets ........................................    $    3,836   $   23,470    $      850     $       800    $    2,509
                                                       ----------   ----------    ----------     -----------    ----------
CLASS I:
Net asset value (Net assets/shares outstanding) and
   offering price per share .......................            --   $    10.14    $     8.05              --    $     8.87
                                                       ----------   ----------    ----------     -----------    ----------
Shares of beneficial interest outstanding, no par
   value, unlimited authorization .................            --      992,480         7,795              --        86,334
                                                       ----------   ----------    ----------     -----------    ----------
Net Assets ........................................            --   $   10,063    $       63              --    $      765
                                                       ----------   ----------    ----------     -----------    ----------
(1) Investment in securities at cost ..............    $   58,166   $  126,087    $   19,730     $   187,092    $   83,025
(2) Amount is less than $500 (not reported in
    thousands)

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2009

(Amounts reported in thousands except shares and per share amounts)

                                                    ----------   ----------   ----------   -----------   -----------   -------------
                                                                                            SMALL-CAP
                                                      QUALITY     SMALL-CAP    SMALL-CAP   SUSTAINABLE    STRATEGIC        VALUE
                                                     SMALL-CAP      CORE        GROWTH        GROWTH        GROWTH     OPPORTUNITIES
                                                       FUND         FUND         FUND          FUND          FUND           FUND
                                                    ----------   ----------   ----------   -----------   -----------   -------------
ASSETS
Investment in securities at value(1) ............   $   58,180   $   32,060   $   47,208    $  8,294     $    78,411    $   47,278
Cash ............................................           --           --           --          --              --             6
Receivables
   Investment securities sold ...................           --           --        4,179         545              --            --
   Fund shares sold .............................          181            4           31          25               9            76
   Receivable from adviser ......................           --           --           --           1              --            --
   Dividends and interest .......................          161           51           12           4              57            67
   Tax reclaims .................................           --           --           --          --               9            --
Prepaid expenses ................................           14           37           15           8              20            11
                                                    ----------   ----------   ----------    --------     -----------    ----------
            Total assets ........................       58,536       32,152       51,445       8,877          78,506        47,438
                                                    ----------   ----------   ----------    --------     -----------    ----------
LIABILITIES
Payables
   Fund shares repurchased ......................          144          112          105         242              34             7
   Investment securities purchased ..............           --           --        3,145         241              --            --
   Investment advisory fees .....................           11           22           14          --              51            18
   Distribution and service fees ................            6            5           15           1              17            11
   Administration fees ..........................            4            2            4           1               6             4
   Transfer agent fees and expenses .............           40           11           49           4              45            18
   Trustees' fees and expenses ..................            1            1            1          --(2)            1             1
   Professional fees ............................           28           22           20          26              39            29
   Other accrued expenses .......................           15            9           15           2              45            12
                                                    ----------   ----------   ----------    --------     -----------    ----------
            Total liabilities ...................          249          184        3,368         517             238           100
                                                    ----------   ----------   ----------    --------     -----------    ----------
NET ASSETS ......................................   $   58,287   $   31,968   $   48,077    $  8,360     $    78,268    $   47,338
                                                    ==========   ==========   ==========    ========     ===========    ==========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial
      interest ..................................   $   95,073   $   45,386   $  155,258    $ 15,797     $   179,029    $   93,862
   Accumulated undistributed net investment
      income (loss) .............................          307           --           --          --              --           367
   Accumulated undistributed net realized gain
      (loss) ....................................      (14,590)      (8,618)     (97,804)     (5,198)        (86,529)      (40,909)
   Net unrealized appreciation (depreciation) on
      investments ...............................      (22,503)      (4,800)      (9,377)     (2,239)        (14,232)       (5,982)
                                                    ----------   ----------   ----------    --------     -----------    ----------
NET ASSETS ......................................   $   58,287   $   31,968   $   48,077    $  8,360     $    78,268    $   47,338
                                                    ==========   ==========   ==========    ========     ===========    ==========
CLASS A:
Net asset value per share (Net assets/shares
   outstanding) .................................   $     6.29   $     9.36   $    17.03    $   6.20     $      5.78    $     6.32
                                                    ----------   ----------   ----------    --------     -----------    ----------
Maximum offering price per share NAV/(1-5.75%) ..   $     6.67   $     9.93   $    18.07    $   6.58     $      6.13    $     6.71
                                                    ----------   ----------   ----------    --------     -----------    ----------
Shares of beneficial interest outstanding, no
   par value, unlimited authorization ...........    3,714,694    1,105,105    2,311,131     352,696      12,305,651     7,010,014
                                                    ----------   ----------   ----------    --------     -----------    ----------
Net Assets ......................................   $   23,355   $   10,339   $   39,353    $  2,185     $    71,082    $   44,283
                                                    ----------   ----------   ----------    --------     -----------    ----------
CLASS B:
Net asset value (Net assets/shares outstanding)
   and offering price per share .................           --   $     8.77   $    15.48          --     $      5.12            --
                                                    ----------   ----------   ----------    --------     -----------    ----------
Shares of beneficial interest outstanding, no
   par value, unlimited authorization ...........           --       82,103      268,893          --         463,658            --
                                                    ----------   ----------   ----------    --------     -----------    ----------
Net Assets ......................................           --   $      720   $    4,162          --     $     2,374            --
                                                    ----------   ----------   ----------    --------     -----------    ----------
CLASS C:
Net asset value (Net assets/shares outstanding)
   and offering price per share .................   $     6.28   $     8.78   $    15.47    $   6.06     $      5.12    $     6.24
                                                    ----------   ----------   ----------    --------     -----------    ----------
Shares of beneficial interest outstanding, no
   par value, unlimited authorization ...........      228,532      344,819      294,889      27,284         328,920       480,562
                                                    ----------   ----------   ----------    --------     -----------    ----------
Net Assets ......................................   $    1,436   $    3,028   $    4,562    $    165     $     1,685    $    2,997
                                                    ----------   ----------   ----------    --------     -----------    ----------
CLASS I:
Net asset value (Net assets/shares outstanding)
   and offering price per share .................   $     6.29   $     9.56           --    $   6.18     $      5.82    $     6.32
                                                    ----------   ----------   ----------    --------     -----------    ----------
Shares of beneficial interest outstanding, no
   par value, unlimited authorization ...........    5,327,104    1,870,590           --     971,781         537,630         9,143
                                                    ----------   ----------   ----------    --------     -----------    ----------
Net Assets ......................................   $   33,496   $   17,881           --    $  6,010     $     3,127    $       58
                                                    ----------   ----------   ----------    --------     -----------    ----------
(1) Investment in securities at cost ............   $   80,683   $   36,860   $   56,585    $ 10,533     $    92,643    $   53,260
(2) Amount is less than $500 (not reported in
    thousands)

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                            STATEMENTS OF OPERATIONS
                            YEAR ENDED MARCH 31, 2009

(Reported in thousands)

                                                -----------  ---------------  -------------  ---------------  -----------
                                                                                  GROWTH
                                                  ALL-CAP    GROWTH & INCOME  OPPORTUNITIES  INCOME & GROWTH    MID-CAP
                                                GROWTH FUND       FUND             FUND           FUND        GROWTH FUND
                                                -----------  ---------------  -------------  ---------------  -----------
INVESTMENT INCOME
  Dividends ..................................   $    653        $  5,027       $    234         $  2,675      $    936
  Interest ...................................         16              17             --            6,934            11
  Security lending ...........................         10              --             --               --            28
  Foreign taxes withheld .....................         (5)             --             (2)              --             3
                                                 --------        --------       --------         --------      --------
    Total investment income ..................        674           5,044            232            9,609           978
                                                 --------        --------       --------         --------      --------
EXPENSES
  Investment advisory fees ...................        577           1,451            239            1,494           733
  Service fees, Class A ......................        146             325             75              523           198
  Distribution and service fees, Class B .....         26             113             --               34            72
  Distribution and service fees, Class C .....         52             361             19               10            41
  Administration fees ........................         56             163             27              180            77
  Transfer agent fees and expenses ...........        165             429             41              366           274
  Custodian fees .............................         21              67             31               68            16
  Printing fees and expenses .................         36              33              8               62            20
  Professional fees ..........................         39             374             32               39            37
  Registration fees ..........................         44              51             41               38            57
  Trustees fees and expenses .................          6              21              3               19             8
  Miscellaneous expenses .....................         12              30              6               39            17
                                                 --------        --------       --------         --------      --------
    Total expenses ...........................      1,180           3,418            522            2,872         1,550
  Less expenses reimbursed by investment
    adviser ..................................         --            (347)          (108)              --          (136)
  Custodian fees paid indirectly .............         --(1)           --(1)          --               (1)           --(1)
                                                 --------        --------       --------         --------      --------
    Net expenses .............................      1,180           3,071            414            2,871         1,414
                                                 --------        --------       --------         --------      --------
  NET INVESTMENT INCOME (LOSS) ...............       (506)          1,973           (182)           6,738          (436)
                                                 --------        --------       --------         --------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on investments ....    (12,304)        (47,791)       (13,890)         (31,804)      (31,213)
  Net realized gain (loss) on foreign
    currency transactions ....................         --              --             --               (6)           --
  Net change in unrealized appreciation
    (depreciation) on investments ............    (17,734)        (38,963)        (4,015)         (30,050)      (11,982)
  Net change in unrealized appreciation
    (depreciation) on foreign currency
    translations .............................         --              --             --               (3)           --
                                                 --------        --------       --------         --------      --------
NET GAIN (LOSS) ON INVESTMENTS ...............    (30,038)        (86,754)       (17,905)         (61,863)      (43,195)
                                                 --------        --------       --------         --------      --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..................   $(30,544)       $(84,781)      $(18,087)        $(55,125)     $(43,631)
                                                 ========        ========       ========         ========      ========

(1) Amount is less than $500 (not reported in thousands)

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                            STATEMENTS OF OPERATIONS
                            YEAR ENDED MARCH 31, 2009

(Reported in thousands)

                                                ---------  --------------  ---------  -----------  ---------  -------------
                                                                                       SMALL-CAP
                                                 QUALITY                   SMALL-CAP  SUSTAINABLE  STRATEGIC      VALUE
                                                SMALL-CAP  SMALL-CAP CORE   GROWTH       GROWTH      GROWTH   OPPORTUNITIES
                                                  FUND         FUND          FUND         FUND        FUND        FUND
                                                ---------  --------------  ---------  -----------  ---------  -------------
INVESTMENT INCOME
  Dividends ..................................  $  2,088      $    720      $    321    $    85    $  1,273     $  1,797
  Interest ...................................        21             6            11          5           3            4
  Security lending ...........................        --            11            --         --          --           --
  Foreign taxes withheld .....................        --            --            --         --          (7)          (1)
                                                --------      --------      --------    -------    --------     --------
    Total investment income ..................     2,109           737           332         90       1,269        1,800
                                                --------      --------      --------    -------    --------     --------
EXPENSES
  Investment advisory fees ...................       600           399           763        129         806          538
  Service fees, Class A ......................        34            39           156         16         259          165
  Distribution and service fees, Class B .....        --            12            88         --          43           --
  Distribution and service fees, Class C .....        20            48            81          2          27           55
  Administration fee .........................        57            39            66         12          97           60
  Transfer agent fees and expenses ...........       223            72           348         21         360          141
  Custodian fees .............................         8             8            35          4          16           16
  Printing fees and expenses .................        27            18            24          5          61           15
  Professional fees ..........................        35            26            26         32          62           36
  Registration fees ..........................        71            53            45         36          46           44
  Trustees fees and expenses .................         6             4             7          1          10            7
  Miscellaneous expenses .....................        11            10            14          5          19           13
                                                --------      --------      --------    -------    --------     --------
    Total expenses ...........................     1,092           728         1,653        263       1,806        1,090
  Less expenses reimbursed by investment
    adviser ..................................      (244)           --           (68)       (73)         --          (79)
  Custodian fees paid indirectly .............        --(1)         --(1)         --(1)      --(1)       (1)          --(1)
                                                --------      --------      --------    -------    --------     --------
    Net expenses .............................       848           728         1,585        190       1,805        1,011
                                                --------      --------      --------    -------    --------     --------
  NET INVESTMENT INCOME (LOSS) ...............     1,261             9        (1,253)      (100)       (536)         789
                                                --------      --------      --------    -------    --------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on investments ....   (14,590)       (8,618)      (22,925)    (4,886)    (31,280)     (33,560)
  Net change in unrealized appreciation
    (depreciation) on investments ............   (13,410)       (6,704)      (18,152)    (1,033)    (23,340)          37
                                                --------      --------      --------    -------    --------     --------
NET GAIN (LOSS) ON INVESTMENTS ...............   (28,000)      (15,322)      (41,077)    (5,919)    (54,620)     (33,523)
                                                --------      --------      --------    -------    --------     --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..................  $(26,739)     $(15,313)     $(42,330)   $(6,019)   $(55,156)    $(32,734)
                                                ========      ========      ========    =======    ========     ========

(1) Amount is less than $500 (not reported in thousands)

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                              --------------------------------
                                                                     ALL-CAP GROWTH FUND
                                                              --------------------------------
                                                              4/1/08 -    1/1/08 -    1/1/07 -
                                                               3/31/09     3/31/08    12/31/07
                                                              --------    --------    --------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ..............................   $   (506)   $   (179)   $   (649)
Net realized gain (loss) ..................................    (12,304)      3,323      18,100
Net change in unrealized appreciation (depreciation) ......    (17,734)    (15,128)     (3,853)
                                                              --------    --------    --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..............................................    (30,544)    (11,984)     13,598
                                                              --------    --------    --------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A ..........................         --          --          --
  Net investment income, Class B ..........................         --          --          --
  Net investment income, Class C ..........................         --          --          --
  Net investment income, Class I ..........................         --          --          --
  Net realized short-term gains, Class A ..................         --          --      (1,902)
  Net realized short-term gains, Class B ..................         --          --        (138)
  Net realized short-term gains, Class C ..................         --          --        (178)
  Net realized short-term gains, Class I ..................         --          --          --
  Net realized long-term gains, Class A ...................     (2,884)         --     (14,171)
  Net realized long-term gains, Class B ...................       (174)         --      (1,029)
  Net realized long-term gains, Class C ...................       (278)         --      (1,310)
  Net realized long-term gains, Class I ...................         --          --          --
                                                              --------    --------    --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
  SHAREHOLDERS ............................................     (3,336)         --     (18,728)
                                                              --------    --------    --------

FROM SHARE TRANSACTIONS (SEE NOTE 5)
  Change in net assets from share transactions, Class A ...     (5,125)     (2,863)     (7,071)
  Change in net assets from share transactions, Class B ...     (1,002)       (905)       (925)
  Change in net assets from share transactions, Class C ...        934        (175)         (3)
  Change in net assets from share transactions, Class I ...         --          --          --
                                                              --------    --------    --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE
  TRANSACTIONS ............................................     (5,193)     (3,943)     (7,999)
                                                              --------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS .....................    (39,073)    (15,927)    (13,129)

NET ASSETS
Beginning of period .......................................   $ 84,951     100,878     114,007
                                                              --------    --------    --------
END OF PERIOD .............................................   $ 45,878    $ 84,951    $100,878
                                                              ========    ========    ========
Accumulated undistributed net investment income (loss)
  at end of period ........................................   $     --    $     (1)   $     (1)

                        See Notes to Financial Statements

-------------------------------   --------------------------------
     GROWTH & INCOME FUND            GROWTH OPPORTUNITIES FUND
-------------------------------   --------------------------------
 4/1/08 -   9/1/07 -   9/1/06 -   4/1/08 -   10/1/07 -   10/1/06 -
 3/31/09     3/31/08    8/31/07    3/31/09    3/31/08     9/30/07
---------   --------   --------   --------   ---------   ---------


$   1,973   $    873   $    942   $   (182)  $   (183)   $   (107)
  (47,791)       698     28,032    (13,890)    (3,577)        385
  (38,963)   (26,986)     7,072     (4,015)    (3,554)      5,240
---------   --------   --------   --------   --------    --------

  (84,781)   (25,415)    36,046    (18,087)    (7,314)      5,518
---------   --------   --------   --------   --------    --------


   (1,487)      (457)    (1,813)        --         --          --
       --        (29)       (69)        --         --          --
      (11)       (65)      (105)        --         --          --
     (256)        --         --         --         --          --
       --         --         --         --         --          --
       --         --         --         --         --          --
       --         --         --         --         --          --
       --         --         --         --         --          --
       --         --         --         --         --          --
       --         --         --         --         --          --
       --         --         --         --         --          --
       --         --         --         --         --          --
---------   --------   --------   --------   --------    --------

   (1,754)      (551)    (1,987)        --         --          --
---------   --------   --------   --------   --------    --------


  (20,764)    (5,316)    (1,631)    (3,082)     9,745      20,631
   (5,673)    (6,268)   (21,997)        --         --          --
   (6,538)    (2,774)   (10,784)    (1,854)      (356)      4,687
   (5,827)    25,505         --        107         --          --
---------   --------   --------   --------   --------    --------

  (38,802)    11,147    (34,412)    (4,829)     9,389      25,318
---------   --------   --------   --------   --------    --------
 (125,337)   (14,819)      (353)   (22,916)     2,075      30,836


  252,245    267,064    267,417     41,284     39,209       8,373
---------   --------   --------   --------   --------    --------
$ 126,908   $252,245   $267,064   $ 18,368   $ 41,284    $ 39,209
=========   ========   ========   ========   ========    ========

$   1,126   $    910   $    528   $     --   $     --    $     --

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)

                                                                              ------------------------------
                                                                                   INCOME & GROWTH FUND
                                                                              ------------------------------
                                                                              4/1/08 -   5/1/07 -   5/1/06 -
                                                                               3/31/09    3/31/08    4/30/07
                                                                              --------   --------   --------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ..............................................   $  6,738   $  6,552   $  7,651
Net realized gain (loss) ..................................................    (31,810)    12,830     12,675
Net change in unrealized appreciation (depreciation) ......................    (30,053)   (27,471)    11,624
                                                                              --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............    (55,125)    (8,089)    31,950
                                                                              --------   --------   --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A ..........................................     (6,951)    (6,741)    (7,582)
  Net investment income, Class B ..........................................        (82)       (97)      (149)
  Net investment income, Class C ..........................................        (25)       (27)       (33)
  Net investment income, Class I ..........................................         --         --         --
  Net realized short-term gains, Class A ..................................         --     (1,345)      (579)
  Net realized short-term gains, Class B ..................................         --        (27)       (16)
  Net realized short-term gains, Class C ..................................         --         (7)        (4)
  Net realized short-term gains, Class I ..................................         --         --         --
  Net realized long-term gains, Class A ...................................     (1,597)   (16,306)    (5,822)
  Net realized long-term gains, Class B ...................................        (28)      (328)      (157)
  Net realized long-term gains, Class C ...................................         (7)       (85)       (36)
  Net realized long-term gains, Class I ...................................         --         --         --
                                                                              --------   --------   --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .................     (8,690)   (24,963)   (14,378)
                                                                              --------   --------   --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
  Change in net assets from share transactions, Class A ...................    (24,315)   (13,616)   (38,982)
  Change in net assets from share transactions, Class B ...................     (1,659)    (1,605)    (4,386)
  Change in net assets from share transactions, Class C ...................       (770)       370       (342)
  Change in net assets from share transactions, Class I ...................         --         --         --
                                                                              --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .................    (26,744)   (14,851)   (43,710)
                                                                              --------   --------   --------
NET INCREASE (DECREASE) IN NET ASSETS .....................................    (90,559)   (47,903)   (26,138)

NET ASSETS
Beginning of period .......................................................    257,162    305,065    331,203
                                                                              --------   --------   --------
END OF PERIOD .............................................................   $166,603   $257,162   $305,065
                                                                              ========   ========   ========
Accumulated undistributed net investment income (loss) at end of period ...   $    486   $    583   $    443

(1) Amount is less than $500 (not reported in thousands)

                        See Notes to Financial Statements

--------------------------------   --------------------------------
       MID-CAP GROWTH FUND              QUALITY SMALL-CAP FUND
--------------------------------   --------------------------------
4/1/08 -   11/1/07 -   11/1/06 -   4/1/08 -     9/1/07 -   9/1/06 -
 3/31/09    3/31/08     10/31/07    3/31/09      3/31/08    8/31/07
--------   ---------   ---------   ---------    --------   --------


$   (436)   $   (432)   $   (927)   $  1,261     $   450    $   142
 (31,213)     (3,746)     13,598     (14,590)          4        102
 (11,982)    (22,715)        370     (13,410)     (9,263)       160
--------   ---------   ---------   ---------    --------   --------
 (43,631)    (26,893)     13,041     (26,739)     (8,809)       404
--------   ---------   ---------   ---------    --------   --------

      --          --          --        (195)        (76)        (1)
      --          --          --          --          --         --
      --          --          --         (16)         --         --(1)
      --          --          --      (1,035)       (236)       (14)
      --          --          --          --(1)      (24)        (1)
      --          --          --          --          --         --
      --          --          --          --(1)       (5)        --(1)
      --          --          --          (1)        (54)        (5)
      --          --          --          --(1)       (4)        --
      --          --          --          --          --         --
      --          --          --          --(1)       (1)        --
      --          --          --          (2)         (8)        --
--------   ---------   ---------   ---------    --------   --------
      --          --          --      (1,249)       (408)       (21)
--------   ---------   ---------   ---------    --------   --------

  (8,349)     (7,007)     (9,057)     16,434       6,155      8,369
  (3,449)     (2,195)      4,338          --          --         --
  (1,274)         92       6,205         175       1,172      1,191
    (112)       (255)      2,057       8,419      42,586      9,299
--------   ---------   ---------   ---------    --------   --------
 (13,184)     (9,365)      3,543      25,028      49,913     18,859
--------   ---------   ---------   ---------    --------   --------
 (56,815)    (36,258)     16,584      (2,960)     40,696     19,242


 118,117     154,375     137,791      61,247      20,551      1,309
--------   ---------   ---------   ---------    --------   --------
$ 61,302    $118,117    $154,375    $ 58,287    $ 61,247    $20,551
========   =========   =========   =========    ========   ========
$   --      $    (10)   $    (11)   $    307    $    291    $   131

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)

                                                                              -------------------------------
                                                                                    SMALL-CAP CORE FUND
                                                                              -------------------------------
                                                                              4/1/08 -    1/1/08 -   1/1/07 -
                                                                               3/31/09     3/31/08   12/31/07
                                                                              --------    --------   --------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ..............................................   $      9    $    (96)  $   (583)
Net realized gain (loss) ..................................................     (8,618)      3,645     10,755
Net change in unrealized appreciation (depreciation) ......................     (6,704)    (14,759)    (9,319)
                                                                              --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............    (15,313)    (11,210)       853
                                                                              --------    --------   --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A .........................................         (3)         --         --
   Net investment income, Class B .........................................         --(1)       --         --
   Net investment income, Class C .........................................         (1)         --         --
   Net investment income, Class I .........................................         (4)         --         --
   Net realized short-term gains, Class A .................................         --          --        (84)
   Net realized short-term gains, Class B .................................         --          --         (8)
   Net realized short-term gains, Class C .................................         --          --        (29)
   Net realized short-term gains, Class I .................................         --          --       (149)
   Net realized long-term gains, Class A ..................................     (1,906)         --     (3,015)
   Net realized long-term gains, Class B ..................................       (151)         --       (261)
   Net realized long-term gains, Class C ..................................       (654)         --     (1,047)
  Net realized long-term gains, Class I ...................................     (3,052)         --     (5,038)
                                                                              --------    --------   --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .................     (5,771)         --     (9,631)
                                                                              --------    --------   --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions, Class A ..................     (3,203)    (1,651)    (4,974)
   Change in net assets from share transactions, Class B ..................       (416)      (209)      (626)
   Change in net assets from share transactions, Class C ..................     (1,475)      (803)    (1,980)
   Change in net assets from share transactions, Class I ..................     (2,905)    (3,861)   (17,271)
                                                                              --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .................     (7,999)     (6,524)   (24,851)
                                                                              --------    --------   --------
NET INCREASE (DECREASE) IN NET ASSETS .....................................    (29,083)    (17,734)   (33,629)

NET ASSETS
Beginning of period .......................................................     61,051      78,785    112,414
                                                                              --------    --------   --------
END OF PERIOD .............................................................   $ 31,968    $ 61,051   $ 78,785
                                                                              ========    ========   ========
Accumulated undistributed net investment income (loss) at end of period ...   $     --    $     (4)  $     (4)

(1) Amount is less than $500 (not reported in thousands)

                       See Notes to Financial Statements

------------------------------   ---------------------------------
     SMALL-CAP GROWTH FUND       SMALL-CAP SUSTAINABLE GROWTH FUND
------------------------------   ---------------------------------
4/1/08 -   1/1/08 -   1/1/07 -    4/1/08 -    9/1/07 -    9/1/06 -
 3/31/09    3/31/08   12/31/07    3/31/09     3/31/08     8/31/07
--------   --------   --------   ---------   ---------   ---------

$ (1,253)  $   (471)  $ (2,035)   $  (100)    $   (96)    $   (62)
 (22,925)     6,931     28,707     (4,886)       (226)        (84)
 (18,152)   (32,192)   (13,242)    (1,033)     (1,542)        326
--------   --------   --------    -------     -------     -------
 (42,330)   (25,732)    13,430     (6,019)     (1,864)        180
--------   --------   --------    -------     -------     -------

      --         --         --         --          --          --
      --         --         --         --          --          --
      --         --         --         --          --          --
      --         --         --         --          --          --
      --         --         --         --          --          --
      --         --         --         --          --          --
      --         --         --         --          --          --
      --         --         --         --          --          --
      --         --         --         --          --          --
      --         --         --         --          --          --
      --         --         --         --          --          --
      --         --         --         --          --          --
--------   --------   --------    -------     -------     -------
      --         --         --         --          --          --
--------   --------   --------    -------     -------     -------

  (8,702)    (3,147)   (26,864)    (4,089)       (630)     10,064
  (5,033)    (2,132)    (9,836)        --          --          --
  (2,607)    (1,047)    (4,440)        79          33          71
      --         --         --      3,756         467       5,216
--------   --------   --------    -------     -------     -------
 (16,342)    (6,326)   (41,140)      (254)       (130)     15,351
--------   --------   --------    -------     -------     -------
 (58,672)   (32,058)   (27,710)    (6,273)     (1,994)     15,531

 106,749    138,807    166,517     14,633      16,627       1,096
--------   --------   --------    -------     -------     -------
$ 48,077   $106,749   $138,807    $ 8,360     $14,633     $16,627
========   ========   ========    =======     =======     =======
$     --   $     (2)  $     (1)   $    --     $    --     $    --

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)

                                                                                  STRATEGIC GROWTH FUND
                                                                             ------------------------------
                                                                             4/1/08 -   5/1/07 -   5/1/06 -
                                                                              3/31/09    3/31/08    4/30/07
                                                                             --------   --------   --------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) .............................................   $   (536)  $   (906)  $ (1,004)
Net realized gain (loss) .................................................    (31,280)    10,855      5,267
Net change in unrealized appreciation (depreciation) .....................    (23,340)   (16,830)     2,490
                                                                             --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............    (55,156)    (6,881)     6,753
                                                                             --------   --------   --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ........................................         --         --         --
   Net investment income, Class B ........................................         --         --         --
   Net investment income, Class C ........................................         --         --         --
   Net investment income, Class I ........................................         --         --         --
   Net realized short-term gains, Class A ................................         --         --         --
   Net realized short-term gains, Class B ................................         --         --         --
   Net realized short-term gains, Class C ................................         --         --         --
   Net realized short-term gains, Class I ................................         --         --         --
   Net realized long-term gains, Class A .................................         --         --         --
   Net realized long-term gains, Class B .................................         --         --         --
   Net realized long-term gains, Class C .................................         --         --         --
   Net realized long-term gains, Class I .................................         --         --         --
                                                                             --------   --------   --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ................         --         --         --
                                                                             --------   --------   --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions, Class A .................    (12,402)   (22,089)    49,031
   Change in net assets from share transactions, Class B .................     (1,860)    (3,417)     1,773
   Change in net assets from share transactions, Class C .................       (625)    (1,042)     3,131
   Change in net assets from share transactions, Class I .................       (364)    (1,275)     6,623
                                                                             --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ................    (15,251)   (27,823)    60,558
                                                                             --------   --------   --------
NET INCREASE (DECREASE) IN NET ASSETS ....................................    (70,407)   (34,704)    67,311
NET ASSETS
Beginning of period ......................................................    148,675    183,379    116,068
                                                                             --------   --------   --------
END OF PERIOD ............................................................   $ 78,268   $148,675   $183,379
                                                                             ========   ========   ========
Accumulated undistributed net investment income (loss) at end of period ..   $     --   $    (10)  $    (23)

(1) Amount is less than $500 (not reported in thousands)

                        See Notes to Financial Statements

   VALUE OPPORTUNITIES FUND
------------------------------
4/1/08 -   7/1/07 -   7/1/06 -
 3/31/09    3/31/08    6/30/07
--------   --------   --------
$    789   $    257   $    101
 (33,560)    (3,374)     1,405
      37    (21,500)     4,306
--------   --------   --------
 (32,734)   (24,617)     5,812
--------   --------   --------
    (390)      (416)       (28)
      --         --         --
      (4)       (37)        --(1)
      (1)        --         --
      --     (1,577)      (177)
      --         --         --
      --       (179)       (10)
      --         --         --
      --       (145)       (34)
      --         --         --
      --        (16)        (2)
      --         --         --
--------   --------   --------
    (395)    (2,370)      (251)
--------   --------   --------
 (15,485)    63,772     42,024
      --         --         --
  (3,575)    10,726        855
     101         --         --
--------   --------   --------
 (18,959)    74,498     42,879
--------   --------   --------
 (52,088)    47,511     48,440
  99,426     51,915      3,475
--------   --------   --------
$ 47,338   $ 99,426   $ 51,915
========   ========   ========
$    367   $     (7)  $     81

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                              FINANCIAL HIGHLIGHTS
   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                            NET
                           ASSET         NET           NET          TOTAL      DIVIDENDS   DISTRIBUTIONS
                           VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET       FROM NET
                         BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT      REALIZED         TOTAL
                         OF PERIOD    (LOSS)(2)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
-------------------
ALL-CAP GROWTH FUND
-------------------
CLASS A
4/1/08 to 3/31/09          $12.76     (0.07)         (4.53)        (4.60)         --           (0.50)          (0.50)
1/1/08 to 3/31/08           14.48     (0.02)         (1.70)        (1.72)         --              --              --
1/1/07 to 12/31/07          15.45     (0.08)          2.13          2.05          --           (3.02)          (3.02)
1/1/06 to 12/31/06          16.75     (0.11)          0.26          0.15          --           (1.45)          (1.45)
1/1/05 to 12/31/05          16.51     (0.12)          1.39          1.27          --           (1.03)          (1.03)
1/1/04 to 12/31/04          15.10     (0.05)          1.46          1.41          --              --              --

CLASS B
4/1/08 to 3/31/09          $10.35     (0.12)         (3.61)        (3.73)         --           (0.50)          (0.50)
1/1/08 to 3/31/08           11.77     (0.04)         (1.38)        (1.42)         --             --               --
1/1/07 to 12/31/07          13.16     (0.18)          1.81          1.63          --           (3.02)          (3.02)
1/1/06 to 12/31/06          14.59     (0.20)          0.22          0.02          --           (1.45)          (1.45)
1/1/05 to 12/31/05          14.61     (0.22)          1.23          1.01          --           (1.03)          (1.03)
1/1/04 to 12/31/04          13.46     (0.15)          1.30          1.15          --             --               --

CLASS C
4/1/08 to 3/31/09          $10.35     (0.11)         (3.63)        (3.74)         --           (0.50)          (0.50)
1/1/08 to 3/31/08           11.77     (0.04)         (1.38)        (1.42)         --              --              --
1/1/07 to 12/31/07          13.15     (0.18)          1.82          1.64          --           (3.02)          (3.02)
1/1/06 to 12/31/06          14.59     (0.20)          0.21          0.01          --           (1.45)          (1.45)
1/1/05 to 12/31/05          14.61     (0.22)          1.23          1.01          --           (1.03)          (1.03)
1/1/04 to 12/31/04          13.46     (0.15)          1.30          1.15          --              --              --

--------------------
GROWTH & INCOME FUND
--------------------
CLASS A
4/1/08 to 3/31/09          $16.47      0.17          (6.33)        (6.16)      (0.16)             --           (0.16)
9/1/07 to 3/31/08           18.08      0.08          (1.65)        (1.57)      (0.04)             --           (0.04)
9/1/06 to 8/31/07           15.96      0.10           2.20          2.30       (0.18)             --           (0.18)
9/1/05 to 8/31/06           14.74      0.13           1.19          1.32       (0.10)             --           (0.10)
9/1/04 to 8/31/05           13.15      0.12           1.57          1.69       (0.10)             --           (0.10)
9/1/03 to 8/31/04           11.86      0.09           1.30          1.39       (0.10)             --           (0.10)

CLASS B
4/1/08 to 3/31/09          $15.71      0.05          (6.03)        (5.98)         --              --              --
9/1/07 to 3/31/08           17.31        --(5)       (1.58)        (1.58)      (0.02)             --           (0.02)
9/1/06 to 8/31/07           15.26     (0.02)          2.10          2.08       (0.03)             --           (0.03)
9/1/05 to 8/31/06           14.13      0.01           1.14          1.15       (0.02)             --           (0.02)
9/1/04 to 8/31/05           12.61      0.01           1.51          1.52         --               --              --
9/1/03 to 8/31/04           11.38     (0.01)          1.25          1.24       (0.01)             --           (0.01)

CLASS C
4/1/08 to 3/31/09          $15.72      0.06          (6.06)        (6.00)         --(5)           --              --
9/1/07 to 3/31/08           17.31        --(5)       (1.57)        (1.57)      (0.02)             --           (0.02)
9/1/06 to 8/31/07           15.26     (0.03)          2.11          2.08       (0.03)             --           (0.03)
9/1/05 to 8/31/06           14.13      0.01           1.14          1.15       (0.02)             --           (0.02)
9/1/04 to 8/31/05           12.62      0.01           1.50          1.51          --              --              --
9/1/03 to 8/31/04           11.38     (0.01)          1.26          1.25       (0.01)             --           (0.01)

CLASS I
4/1/08 to 3/31/09          $16.49      0.20          (6.33)        (6.13)      (0.22)             --           (0.22)
11/13/07(8) to 3/31/08      18.33      0.06          (1.90)        (1.84)         --              --              --

         The footnote legend is at the end of the financial highlights.

                       See Notes to Financial Statements

                                                                  RATIO OF GROSS
                                                                   EXPENSES TO
              NET                      NET                           AVERAGE        RATIO OF NET
             ASSET                   ASSETS,      RATIO OF NET      NET ASSETS       INVESTMENT
CHANGE IN   VALUE,                   END OF        EXPENSES TO   (BEFORE WAIVERS    INCOME (LOSS)   PORTFOLIO
NET ASSET   END OF     TOTAL         PERIOD        AVERAGE NET         AND         TO AVERAGE NET    TURNOVER
  VALUE     PERIOD   RETURN(1)   (IN THOUSANDS)      ASSETS      REIMBURSEMENTS)       ASSETS          RATE
-------------------------------------------------------------------------------------------------------------




 (5.10)     $ 7.66   (37.67)%       $ 40,505          1.70%          1.70%            (0.68)%         113%
 (1.72)      12.76   (11.88)(4)       75,234          1.69(3)        1.69(3)          (0.73)(3)        12(4)
 (0.97)      14.48    13.43           88,631          1.53           1.53             (0.51)           57
 (1.30)      15.45     1.09           99,699          1.50           1.50             (0.68)           73
  0.24       16.75     7.62          135,930          1.46           1.46             (0.73)           69
  1.41       16.51     9.34          168,498          1.43           1.43             (0.32)           47


 (4.23)     $ 6.12   (38.04)%       $  1,537          2.43%          2.43%            (1.42)%         113%
 (1.42)      10.35   (12.06)(4)        3,882          2.43(3)        2.43(3)          (1.48)(3)        12(4)
 (1.39)      11.77    12.57            5,402          2.28           2.28             (1.27)           57
 (1.43)      13.16     0.34            6,798          2.25           2.25             (1.43)           73
 (0.02)      14.59     6.84           10,476          2.21           2.21             (1.48)           69
  1.15       14.61     8.54           12,316          2.18           2.18             (1.10)           47


 (4.24)     $ 6.11   (38.14)%       $  3,836          2.46%          2.46%            (1.43)%         113%
 (1.42)      10.35   (12.06)(4)        5,835          2.44(3)        2.44(3)          (1.48)(3)        12(4)
 (1.38)      11.77    12.66            6,845          2.28           2.28             (1.26)           57
 (1.44)      13.15     0.27            7,509          2.25           2.25             (1.43)           73
 (0.02)      14.59     6.84           10,307          2.21           2.21             (1.48)           69
  1.15       14.61     8.54           12,830          2.18           2.18             (1.09)           47





 (6.32)     $10.15   (37.65)%       $ 87,198          1.42%          1.60%             1.19%          112%
 (1.61)      16.47    (8.69)(4)      166,600          1.37(3)        1.51(3)           0.73(3)         53(4)
  2.12       18.08    14.43          188,479          1.28           1.42              0.60            37
  1.22       15.96     9.02          168,209          1.25           1.39              0.86            33
  1.59       14.74    12.85          178,557          1.25           1.40              0.84            41
  1.29       13.15    11.74          201,230          1.25           1.38              0.68            53


 (5.98)     $ 9.73   (38.06)%       $  6,177          2.17%          2.35%             0.40%          112%
 (1.60)      15.71    (9.14)(4)       16,658          2.11(3)        2.24(3)          (0.03)(3)        53(4)
  2.05       17.31    13.64           24,731          2.03           2.17             (0.14)           37
  1.13       15.26     8.18           41,863          2.00           2.14              0.09            33
  1.52       14.13    12.05           58,869          2.00           2.15              0.10            41
  1.23       12.61    10.90           68,637          2.00           2.14             (0.07)           53


 (6.00)     $ 9.72   (38.15)%       $ 23,470          2.17%          2.35%             0.43%          112%
 (1.59)      15.72    (9.08)(4)       46,292          2.12(3)        2.26(3)          (0.02)(3)        53(4)
  2.05       17.31    13.64           53,854          2.03           2.17             (0.15)           37
  1.13       15.26     8.18           57,345          2.00           2.14              0.10            33
  1.51       14.13    12.05           68,432          2.00           2.15              0.10            41
  1.24       12.62    10.80           78,570          2.00           2.13             (0.07)           53


 (6.35)     $10.14   (37.51)%       $ 10,063          1.17%          1.35%             1.40%          112%
 (1.84)      16.49   (10.04)(4)       22,695          1.19(3)        1.34(3)           0.88(3)         53(4)

                       See Notes to Financial Statements

                              VIRTUS EQUITY TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                               NET
                              ASSET         NET          NET          TOTAL       DIVIDENDS   DISTRIBUTIONS
                              VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET       FROM NET
                            BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT      REALIZED         TOTAL
                            OF PERIOD    (LOSS)(2)    GAIN (LOSS)   OPERATIONS     INCOME          GAINS      DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
-------------------------
GROWTH OPPORTUNITIES FUND
-------------------------

CLASS A
4/1/08  to 3/31/09            $13.78      (0.06)         (5.69)       (5.75)          --             --              --
10/1/07 to 3/31/08             15.98      (0.05)         (2.15)       (2.20)          --             --              --
10/1/06 to 9/30/07             12.22      (0.09)          3.85         3.76           --             --              --
10/1/05 to 9/30/06             11.68      (0.07)          0.61         0.54           --             --              --
10/1/04 to 9/30/05(7)           9.88      (0.07)          1.87         1.80           --             --              --
10/1/03 to 9/30/04(7)           9.35      (0.07)          0.60         0.53           --             --              --

CLASS C
4/1/08  to 3/31/09            $13.60      (0.15)         (5.59)       (5.74)          --             --              --
10/1/07 to 3/31/08             15.81      (0.11)         (2.10)       (2.21)          --             --              --
10/1/06 to 9/30/07             12.19      (0.22)          3.84         3.62           --             --              --
6/9/06(8) to 9/30/06           11.87      (0.05)          0.37         0.32           --             --              --

CLASS I
6/6/08(8) to 3/31/09          $14.53      (0.01)         (6.47)       (6.48)          --             --              --

--------------------
INCOME & GROWTH FUND
--------------------

CLASS A
4/1/08 to 3/31/09             $ 8.59       0.24          (2.18)       (1.94)       (0.26)         (0.06)          (0.32)
5/1/07 to 3/31/08               9.71       0.22          (0.48)       (0.26)       (0.23)         (0.63)          (0.86)
5/1/06 to 4/30/07               9.18       0.23           0.75         0.98        (0.24)         (0.21)          (0.45)
5/1/05 to 4/30/06               8.90       0.22           0.44         0.66        (0.24)         (0.14)          (0.38)
5/1/04 to 4/30/05               8.66       0.22           0.26         0.48        (0.24)            --           (0.24)
5/1/03 to 4/30/04               7.92       0.22           0.76         0.98        (0.24)            --           (0.24)

CLASS B
4/1/08 to 3/31/09             $ 8.65       0.18          (2.18)       (2.00)       (0.20)         (0.06)          (0.26)
5/1/07 to 3/31/08               9.77       0.15          (0.48)       (0.33)       (0.16)         (0.63)          (0.79)
5/1/06 to 4/30/07               9.23       0.16           0.76         0.92        (0.17)         (0.21)          (0.38)
5/1/05 to 4/30/06               8.95       0.15           0.44         0.59        (0.17)         (0.14)          (0.31)
5/1/04 to 4/30/05               8.71       0.15           0.26         0.41        (0.17)            --           (0.17)
5/1/03 to 4/30/04               7.96       0.16           0.76         0.92        (0.17)            --           (0.17)

CLASS C
4/1/08 to 3/31/09             $ 8.73       0.18          (2.21)       (2.03)       (0.20)         (0.06)          (0.26)
5/1/07 to 3/31/08               9.86       0.16          (0.50)       (0.34)       (0.16)         (0.63)          (0.79)
5/1/06 to 4/30/07               9.31       0.16           0.77         0.93        (0.17)         (0.21)          (0.38)
5/1/05 to 4/30/06               9.02       0.15           0.45         0.60        (0.17)         (0.14)          (0.31)
5/1/04 to 4/30/05               8.78       0.15           0.26         0.41        (0.17)            --           (0.17)
5/1/03 to 4/30/04               8.02       0.15           0.78         0.93        (0.17)            --           (0.17)

-------------------
MID-CAP GROWTH FUND
-------------------

CLASS A
4/1/08  to 3/31/09            $14.78      (0.05)         (5.90)       (5.95)          --             --              --
11/1/07 to 3/31/08             17.98      (0.05)         (3.15)       (3.20)          --             --              --
11/1/06 to 10/31/07            16.33      (0.10)          1.75         1.65           --             --              --
11/1/05 to 10/31/06            15.42      (0.08)          0.99         0.91           --             --              --
11/1/04 to 10/31/05            13.40      (0.16)          2.18         2.02           --             --              --
11/1/03 to 10/31/04            13.97      (0.17)         (0.40)       (0.57)          --             --              --

         The footnote legend is at the end of the financial highlights.

                       See Notes to Financial Statements

                                                              RATIO OF GROSS
                                                               EXPENSES TO
              NET                   NET                          AVERAGE        RATIO OF NET
             ASSET                 ASSETS,    RATIO OF NET     NET ASSETS        INVESTMENT
CHANGE IN   VALUE,                 END OF      EXPENSES TO   (BEFORE WAIVERS    INCOME (LOSS)   PORTFOLIO
NET ASSET   END OF      TOTAL    PERIOD (IN    AVERAGE NET         AND         TO AVERAGE NET   TURNOVER
  VALUE     PERIOD    RETURN(1)  THOUSANDS)      ASSETS      REIMBURSEMENTS)       ASSETS         RATE
---------------------------------------------------------------------------------------------------------





  (5.75)    $ 8.03   (41.73)%     $ 17,455       1.25%            1.59%           (0.52)%         192%
  (2.20)     13.78   (13.77)(4)     37,661       1.30(3)          1.50(3)         (0.69)(3)       126(4)
   3.76      15.98    30.77         34,039       1.26             1.87            (0.62)          143
   0.54      12.22     4.62          8,253       1.25             2.01            (0.56)          189
   1.80      11.68    18.22          7,158       1.25             1.73            (0.64)          206
   0.53       9.88     5.67          4,430       1.25             1.83            (0.70)          262


  (5.74)    $ 7.86   (42.16)%     $    850       2.00%            2.35%           (1.33)%         192%
  (2.21)     13.60   (14.10)(4)      3,623       2.03(3)          2.22(3)         (1.45)(3)       126(4)
   3.62      15.81    29.78          5,170       2.06             2.66            (1.48)          143
   0.32      12.19     2.70            120       2.00             3.72            (1.28)          189

  (6.48)    $ 8.05   (44.60)%(4)  $     63       1.02%(3)         1.35%(3)        (0.12)%(3)      192%(4)






  (2.26)    $ 6.33   (23.17)%     $163,586       1.33%            1.33%            3.19%           86%
  (1.12)      8.59    (3.08)(4)    250,502       1.32(3)          1.32(3)          2.52(3)         44(4)
   0.53       9.71    10.93        296,354       1.34             1.34             2.47            46
   0.28       9.18     7.33        318,318       1.28             1.28             2.38            72
   0.24       8.90     5.53        350,609       1.28             1.28             2.46            59
   0.74       8.66    12.40        381,423       1.29             1.29             2.54            83


  (2.26)    $ 6.39   (23.59)%     $  2,217       2.08%            2.08%            2.38%           86%
  (1.12)      8.65    (3.79)(4)      4,820       2.06(3)          2.06(3)          1.76(3)         44(4)
   0.54       9.77    10.04          7,059       2.08             2.08             1.73            46
   0.28       9.23     6.58         10,997       2.03             2.03             1.62            72
   0.24       8.95     4.69         16,145       2.03             2.03             1.71            59
   0.75       8.71    11.61         24,228       2.04             2.04             1.82            83


  (2.29)    $ 6.44   (23.72)%     $    800       2.08%            2.08%            2.38%           86%
  (1.13)      8.73    (3.85)(4)      1,840       2.07(3)          2.07(3)          1.78(3)         44(4)
   0.55       9.86    10.06          1,652       2.09             2.09             1.72            46
   0.29       9.31     6.64          1,888       2.03             2.03             1.63            72
   0.24       9.02     4.65          1,988       2.03             2.03             1.71            59
   0.76       8.78    11.64          1,980       2.04             2.04             1.77            83






  (5.95)    $ 8.83   (40.26)%     $ 54,233       1.45%            1.60%           (0.38)%          93%
  (3.20)     14.78   (17.80)(4)    100,416       1.66(3)          1.76(3)         (0.68)(3)        27(4)
   1.65      17.98    10.10        130,028       1.55             1.55            (0.60)           77
   0.91      16.33     5.90        127,160       1.52             1.52            (0.50)          124
   2.02      15.42    15.07        142,651       1.53             1.53            (1.06)           46
  (0.57)     13.40    (4.08)       166,244       1.50             1.50            (1.22)          181

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD



                               NET
                              ASSET         NET           NET          TOTAL      DIVIDENDS   DISTRIBUTIONS
                              VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET       FROM NET
                            BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT      REALIZED         TOTAL
                            OF PERIOD    (LOSS)(2)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
                            --------------------------------------------------------------------------------------------------

-------------------------
MID-CAP GROWTH FUND
(CONTINUED)
-------------------------

CLASS B
4/1/08 to 3/31/09             $13.09     (0.13)         (5.21)        (5.34)         --             --               --
11/1/07 to 3/31/08             15.97     (0.08)         (2.80)        (2.88)         --             --               --
11/1/06 to 10/31/07            14.61     (0.24)          1.60          1.36          --             --               --
11/1/05 to 10/31/06            13.91     (0.18)          0.88          0.70          --             --               --
11/1/04 to 10/31/05            12.18     (0.25)          1.98          1.73          --             --               --
11/1/03 to 10/31/04            12.78     (0.25)         (0.35)        (0.60)         --             --               --

CLASS C
4/1/08 to 3/31/09             $13.07     (0.13)         (5.19)        (5.32)         --             --               --
11/1/07 to 3/31/08             15.96     (0.08)         (2.81)        (2.89)         --             --               --
11/1/06 to 10/31/07            14.60     (0.41)          1.77          1.36          --             --               --
11/1/05 to 10/31/06            13.89     (0.19)          0.90          0.71          --             --               --
11/1/04 to 10/31/05            12.16     (0.25)          1.98          1.73          --             --               --
11/1/03 to 10/31/04            12.77     (0.24)         (0.37)        (0.61)         --             --               --

CLASS I
4/1/08 to 3/31/09             $14.80     (0.02)         (5.91)        (5.93)         --             --               --
11/1/07 to 3/31/08             17.99     (0.03)         (3.16)        (3.19)         --             --               --
9/13/07(8) to 10/31/07         17.25     (0.09)          0.83          0.74          --             --               --

-------------------------
QUALITY SMALL-CAP FUND
-------------------------

CLASS A
4/1/08 to 3/31/09             $ 9.66      0.14          (3.37)        (3.23)      (0.14)            --(5)         (0.14)
9/1/07 to 3/31/08              11.74      0.11          (2.08)        (1.97)      (0.08)         (0.03)           (0.11)
9/1/06 to 8/31/07              10.05      0.25           1.51          1.76       (0.05)         (0.02)           (0.07)
6/28/06(8) to 8/31/06          10.00      0.03           0.02          0.05          --             --               --

CLASS C
4/1/08 to 3/31/09             $ 9.65      0.07          (3.37)        (3.30)      (0.07)            --(5)         (0.07)
9/1/07 to 3/31/08              11.68      0.06          (2.06)        (2.00)         --          (0.03)           (0.03)
9/1/06 to 8/31/07              10.04      0.10           1.57          1.67       (0.01)         (0.02)           (0.03)
6/28/06(8) to 8/31/06          10.00      0.02           0.02          0.04          --             --               --

CLASS I
4/1/08 to 3/31/09             $ 9.67      0.16          (3.38)        (3.22)      (0.16)            --(5)         (0.16)
9/1/07 to 3/31/08              11.76      0.13          (2.08)        (1.95)      (0.11)         (0.03)           (0.14)
9/1/06 to 8/31/07              10.06      0.21           1.57          1.78       (0.06)         (0.02)           (0.08)
6/28/06(8) to 8/31/06          10.00      0.07          (0.01)         0.06          --             --               --

-------------------------
SMALL-CAP CORE FUND
-------------------------

CLASS A
4/1/08 to 3/31/09             $14.76        --(5)       (3.89)        (3.89)         --(5)       (1.51)           (1.51)
1/01/08 to 3/31/08             17.31     (0.02)         (2.53)        (2.55)         --             --               --
1/1/07 to 12/31/07             19.46     (0.12)          0.10         (0.02)         --          (2.13)           (2.13)
1/1/06 to 12/31/06             21.15     (0.12)          2.52          2.40          --          (4.09)           (4.09)
1/1/05 to 12/31/05             20.59     (0.09)          0.65          0.56          --             --               --
1/1/04 to 12/31/04             18.12     (0.10)          2.57          2.47          --             --               --

         The footnote legend is at the end of the financial highlights.

                       See Notes to Financial Statements

                                                                   RATIO OF GROSS
                                                                    EXPENSES TO
              NET                       NET                           AVERAGE        RATIO OF NET
             ASSET                    ASSETS,      RATIO OF NET      NET ASSETS       INVESTMENT
CHANGE IN    VALUE,                   END OF        EXPENSES TO   (BEFORE WAIVERS    INCOME (LOSS)   PORTFOLIO
NET ASSET    END OF     TOTAL         PERIOD        AVERAGE NET         AND         TO AVERAGE NET    TURNOVER
  VALUE      PERIOD   RETURN(1)   (IN THOUSANDS)      ASSETS      REIMBURSEMENTS)       ASSETS          RATE
--------------------------------------------------------------------------------------------------------------







  (5.34)    $ 7.75    (40.79)%        $ 3,795        2.20%             2.34%           (1.17)%          93%
  (2.88)     13.09    (18.03)(4)       10,600        2.40(3)           2.50(3)         (1.42)(3)        27(4)
   1.36      15.97      9.31           15,407        2.29              2.29            (1.53)           77
   0.70      14.61      5.03           10,102        2.27              2.27            (1.24)          124
   1.73      13.91     14.20           12,776        2.28              2.28            (1.81)           46
  (0.60)     12.18     (4.69)          15,549        2.24              2.24            (1.97)          181


  (5.32)    $ 7.75    (40.70)%        $ 2,509        2.20%             2.35%           (1.16)%          93%
  (2.89)     13.07    (18.11)(4)        5,629        2.41(3)           2.51(3)         (1.43)(3)        27(4)
   1.36      15.96      9.32            6,853        2.20              2.20            (2.60)           77
   0.71      14.60      5.11              530        2.27              2.27            (1.29)          124
   1.73      13.89     14.23              418        2.28              2.28            (1.81)           46
  (0.61)     12.16     (4.78)             350        2.24              2.24            (1.97)          181


  (5.93)    $ 8.87    (40.07)%        $   765        1.20%             1.35%           (0.13)%          93%
  (3.19)     14.80    (17.73)(4)        1,472        1.40(3)           1.50(3)         (0.41)(3)        27(4)
   0.74      17.99      4.29(4)         2,086        1.09(3)           1.09(3)         (3.85)(3)        77(4)






  (3.37)    $ 6.29    (33.77)%        $23,355        1.45%(9)          1.84%            1.81%           15%
  (2.08)      9.66    (16.92)(4)       12,422        1.47(3)           1.63(3)          1.68(3)          0(4)
   1.69      11.74     17.51            8,506        1.40              2.19             2.14            17
   0.05      10.05      0.50(4)           101        1.40(3)          26.39(3)          1.82(3)          7(4)


  (3.37)    $ 6.28    (34.30)%        $ 1,436        2.19%(9)          2.55%            0.89%           15%
  (2.03)      9.65    (17.25)(4)        2,108        2.22(3)           2.38(3)          0.92(3)          0(4)
   1.64      11.68     16.61            1,354        2.16              3.45             0.89            17
   0.04      10.04      0.40(4)           138        2.15(3)          25.96(3)          1.38(3)          7(4)


  (3.38)    $ 6.29    (33.66)%        $33,496        1.19%(9)          1.55%            1.95%           15%
  (2.09)      9.67    (16.75)(4)       46,717        1.25(3)           1.42(3)          2.07(3)          0(4)
   1.70      11.76     17.74           10,691        1.15              2.54             1.82            17
   0.06      10.06      0.60(4)         1,070        1.15(3)          21.32(3)          3.85(3)          7(4)






  (5.40)    $ 9.36    (29.71)%        $10,339        1.59%             1.59%           (0.01)%          95%
  (2.55)     14.76    (14.73)(4)       20,204        1.66(3)           1.66(3)         (0.60)(3)         8(4)
  (2.15)     17.31     (0.32)          25,534        1.45              1.45            (0.63)           18
  (1.69)     19.46     11.70           33,383        1.47              1.47            (0.55)           26
   0.56      21.15      2.72           38,170        1.42              1.42            (0.45)           22
   2.47      20.59     13.63           73,825        1.41              1.41            (0.55)           16

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD



                               NET
                              ASSET         NET           NET          TOTAL      DIVIDENDS   DISTRIBUTIONS
                              VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET       FROM NET
                            BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT      REALIZED         TOTAL
                            OF PERIOD    (LOSS)(2)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
                            --------------------------------------------------------------------------------------------------

-------------------------
SMALL-CAP CORE FUND
(CONTINUED)
-------------------------

CLASS B
4/1/08 to 3/31/09             $14.03       (0.09)        (3.66)        (3.75)       --(5)         (1.51)          (1.51)
1/1/08 to 3/31/08              16.48       (0.05)        (2.40)        (2.45)       --               --              --
1/1/07 to 12/31/07             18.76       (0.26)         0.11         (0.15)       --            (2.13)          (2.13)
1/1/06 to 12/31/06             20.67       (0.28)         2.46          2.18        --            (4.09)          (4.09)
1/1/05 to 12/31/05             20.27       (0.23)         0.63          0.40        --               --              --
1/1/04 to 12/31/04             17.94       (0.24)         2.57          2.33        --               --              --

CLASS C
4/1/08 to 3/31/09             $14.05       (0.09)        (3.67)        (3.76)       --(5)         (1.51)          (1.51)
1/1/08 to 3/31/08              16.50       (0.05)        (2.40)        (2.45)       --               --              --
1/1/07 to 12/31/07             18.79       (0.26)         0.10         (0.16)       --            (2.13)          (2.13)
1/1/06 to 12/31/06             20.69       (0.28)         2.47          2.19        --            (4.09)          (4.09)
1/1/05 to 12/31/05             20.30       (0.23)         0.62          0.39        --               --              --
1/1/04 to 12/31/04             17.96       (0.24)         2.58          2.34        --               --              --

CLASS I
4/1/08 to 3/31/09             $15.02        0.03         (3.98)        (3.95)       --(5)         (1.51)          (1.51)
1/1/08 to 3/31/08              17.60       (0.01)        (2.57)        (2.58)       --               --              --
1/1/07 to 12/31/07             19.70       (0.08)         0.11          0.03        --            (2.13)          (2.13)
1/1/06 to 12/31/06             21.31       (0.07)         2.55          2.48        --            (4.09)          (4.09)
1/1/05 to 12/31/05             20.70       (0.04)         0.65          0.61        --               --              --
1/1/04 to 12/31/04             18.17       (0.06)         2.59          2.53        --               --              --

-------------------------
SMALL-CAP GROWTH FUND
-------------------------

CLASS A
4/1/08 to 3/31/09             $30.28       (0.35)       (12.90)       (13.25)       --               --              --
1/1/08 to 3/31/08              37.26       (0.12)        (6.86)        (6.98)       --               --              --
1/1/07 to 12/31/07             34.30       (0.41)         3.37          2.96        --               --              --
1/1/06 to 12/31/06             32.53       (0.39)         2.16          1.77        --               --              --
1/1/05 to 12/31/05             29.65       (0.35)         3.23          2.88        --               --              --
1/1/04 to 12/31/04             27.39       (0.31)         2.57          2.26        --               --              --

CLASS B
4/1/08 to 3/31/09             $27.73       (0.51)       (11.74)       (12.25)       --               --              --
1/1/08 to 3/31/08              34.19       (0.16)        (6.30)        (6.46)       --               --              --
1/1/07 to 12/31/07             31.71       (0.64)         3.12          2.48        --               --              --
1/1/06 to 12/31/06             30.30       (0.59)         2.00          1.41        --               --              --
1/1/05 to 12/31/05             27.82       (0.54)         3.02          2.48        --               --              --
1/1/04 to 12/31/04             25.90       (0.50)         2.42          1.92        --               --              --

CLASS C
4/1/08 to 3/31/09             $27.72       (0.50)       (11.75)       (12.25)       --               --              --
1/1/08 to 3/31/08              34.18       (0.16)        (6.30)        (6.46)       --               --              --
1/1/07 to 12/31/07             31.70       (0.64)         3.12          2.48        --               --              --
1/1/06 to 12/31/06             30.29       (0.59)         2.00          1.41        --               --              --
1/1/05 to 12/31/05             27.81       (0.54)         3.02          2.48        --               --              --
1/1/04 to 12/31/04             25.88       (0.49)         2.42          1.93        --               --              --

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                                   RATIO OF GROSS
                                                                    EXPENSES TO
              NET                       NET                           AVERAGE        RATIO OF NET
             ASSET                    ASSETS,      RATIO OF NET      NET ASSETS       INVESTMENT
CHANGE IN    VALUE,                   END OF        EXPENSES TO   (BEFORE WAIVERS    INCOME (LOSS)   PORTFOLIO
NET ASSET    END OF     TOTAL         PERIOD        AVERAGE NET         AND         TO AVERAGE NET    TURNOVER
  VALUE      PERIOD   RETURN(1)   (IN THOUSANDS)      ASSETS      REIMBURSEMENTS)       ASSETS          RATE
--------------------------------------------------------------------------------------------------------------







  (5.26)     $ 8.77   (30.30)%       $    720        2.34%            2.34%            (0.78)%          95%
  (2.45)      14.03   (14.87)(4)        1,623        2.41(3)          2.41(3)          (1.35)(3)         8(4)
  (2.28)      16.48    (1.04)           2,136        2.20             2.20             (1.39)           18
  (1.91)      18.76    10.88            3,024        2.22             2.22             (1.30)           26
   0.40       20.67     1.97            3,960        2.19             2.19             (1.19)           22
   2.33       20.27    12.99            4,404        2.16             2.16             (1.31)           16


  (5.27)     $ 8.78   (30.33)%       $  3,028        2.34%            2.34%            (0.79)%          95%
  (2.45)      14.05   (14.85)(4)        6,569        2.41(3)          2.41(3)          (1.35)(3)         8(4)
  (2.29)      16.50    (1.09)           8,590        2.20             2.20             (1.38)           18
  (1.90)      18.79    10.93           11,646        2.22             2.22             (1.30)           26
   0.39       20.69     1.92           14,102        2.19             2.19             (1.19)           22
   2.34       20.30    13.03           17,845        2.16             2.16             (1.31)           16


  (5.46)     $ 9.56   (29.59)%       $ 17,881        1.34%            1.34%             0.22%           95%
  (2.58)      15.02   (14.66)(4)       32,655        1.41(3)          1.41(3)          (0.36)(3)         8(4)
  (2.10)      17.60    (0.11)          42,525        1.20             1.20             (0.38)           18
  (1.61)      19.70    12.05           64,361        1.22             1.22             (0.30)           26
   0.61       21.31     2.95           78,290        1.17             1.17             (0.18)           22
   2.53       20.70    13.92           92,838        1.15             1.15             (0.32)           16






 (13.25)     $17.03   (43.76)%       $ 39,353        1.84%(9)         1.93%            (1.42)%         158%
  (6.98)      30.28   (18.73)(4)       81,622        1.86(3)          1.86(3)          (1.44)(3)        14(4)
   2.96       37.26     8.63          104,135        1.67             1.72             (1.12)           35
   1.77       34.30     5.41          120,953        1.60             1.68             (1.16)           22
   2.88       32.53     9.75          168,527        1.58             1.69             (1.18)           38
   2.26       29.65     8.25          255,698        1.58             1.68             (1.15)           35


 (12.25)     $15.48   (44.18)%       $  4,162        2.59%(9)         2.66%            (2.17)%         158%
  (6.46)      27.73   (18.89)(4)       13,662        2.61(3)          2.61(3)          (2.20)(3)        14(4)
   2.48       34.19     7.82           19,320        2.42             2.47             (1.87)           35
   1.41       31.71     4.62           27,138        2.35             2.44             (1.91)           22
   2.48       30.30     8.95           41,105        2.34             2.44             (1.93)           38
   1.92       27.82     7.41           58,574        2.33             2.42             (1.93)           35


 (12.25)     $15.47   (44.19)%       $  4,562        2.59%(9)         2.67%            (2.17)%         158%
  (6.46)      27.72   (18.90)(4)       11,465        2.61(3)          2.61(3)          (2.19)(3)        14(4)
   2.48       34.18     7.82           15,352        2.42             2.47             (1.87)           35
   1.41       31.70     4.66           18,426        2.36             2.43             (1.91)           22
   2.48       30.29     8.92           23,653        2.34             2.44             (1.93)           38
   1.93       27.81     7.46           30,280        2.33             2.42             (1.92)           35

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD



                               NET
                              ASSET         NET           NET          TOTAL      DIVIDENDS   DISTRIBUTIONS
                              VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET       FROM NET
                            BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT      REALIZED         TOTAL
                            OF PERIOD    (LOSS)(2)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
                            --------------------------------------------------------------------------------------------------

-------------------------
SMALL-CAP SUSTAINABLE
GROWTH FUND
-------------------------

CLASS A
4/1/08 to 3/31/09             $ 9.15      (0.08)        (2.87)        (2.95)         --             --              --
9/1/07 to 3/31/08              10.34      (0.07)        (1.12)        (1.19)         --             --              --
9/1/06 to 8/31/07               9.79      (0.10)         0.65          0.55          --             --              --
6/28/06(8) to 8/31/06          10.00      (0.01)        (0.20)        (0.21)         --             --              --

CLASS C
4/1/08 to 3/31/09             $ 9.03      (0.12)        (2.85)        (2.97)         --             --              --
9/1/07 to 3/31/08              10.25      (0.11)        (1.11)        (1.22)         --             --              --
9/1/06 to 8/31/07               9.77      (0.18)         0.66          0.48          --             --              --
6/28/06(8) to 8/31/06          10.00      (0.03)        (0.20)        (0.23)         --             --              --

CLASS I
4/1/08 to 3/31/09             $ 9.19      (0.04)        (2.97)        (3.01)         --             --              --
9/1/07 to 3/31/08              10.37      (0.05)        (1.13)        (1.18)         --             --              --
9/1/06 to 8/31/07               9.79      (0.08)         0.66          0.58          --             --              --
6/28/06(8) to 8/31/06          10.00      (0.01)        (0.20)        (0.21)         --             --              --

-------------------------
STRATEGIC GROWTH FUND
-------------------------

CLASS A
4/1/08 to 3/31/09             $ 9.50      (0.03)        (3.69)        (3.72)         --             --              --
5/1/07 to 3/31/08               9.99      (0.05)        (0.44)        (0.49)         --             --              --
5/1/06 to 4/30/07               9.78      (0.06)         0.27          0.21          --             --              --
5/1/05 to 4/30/06               8.59      (0.06)         1.25          1.19          --             --              --
5/1/04 to 4/30/05               8.64      (0.06)         0.01         (0.05)         --             --              --
5/1/03 to 4/30/04               7.17      (0.06)         1.53          1.47          --             --              --

CLASS B
4/1/08 to 3/31/09             $ 8.48      (0.08)        (3.28)        (3.36)         --             --              --
5/1/07 to 3/31/08               8.98      (0.11)        (0.39)        (0.50)         --             --              --
5/1/06 to 4/30/07               8.86      (0.12)         0.24          0.12          --             --              --
5/1/05 to 4/30/06               7.84      (0.12)         1.14          1.02          --             --              --
5/1/04 to 4/30/05               7.94      (0.11)         0.01         (0.10)         --             --              --
5/1/03 to 4/30/04               6.64      (0.11)         1.41          1.30          --             --              --

CLASS C
4/1/08 to 3/31/09             $ 8.49      (0.08)        (3.29)        (3.37)         --             --              --
5/1/07 to 3/31/08               8.99      (0.11)        (0.39)        (0.50)         --             --              --
5/1/06 to 4/30/07               8.87      (0.11)         0.23          0.12          --             --              --
5/1/05 to 4/30/06               7.85      (0.12)         1.14          1.02          --             --              --
5/1/04 to 4/30/05               7.95      (0.11)         0.01         (0.10)         --             --              --
5/1/03 to 4/30/04               6.65      (0.12)         1.42          1.30          --             --              --

CLASS I
4/1/08 to 3/31/09             $ 9.54      (0.01)        (3.71)        (3.72)         --             --              --
5/1/07 to 3/31/08              10.01      (0.03)        (0.44)        (0.47)         --             --              --
9/29/06(8) to 4/30/07           9.26      (0.01)         0.76          0.75          --             --              --

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                                   RATIO OF GROSS
                                                                    EXPENSES TO
              NET                       NET                           AVERAGE        RATIO OF NET
             ASSET                    ASSETS,      RATIO OF NET      NET ASSETS       INVESTMENT
CHANGE IN    VALUE,                   END OF        EXPENSES TO   (BEFORE WAIVERS    INCOME/(LOSS)   PORTFOLIO
NET ASSET    END OF     TOTAL         PERIOD        AVERAGE NET         AND         TO AVERAGE NET    TURNOVER
  VALUE      PERIOD   RETURN(1)   (IN THOUSANDS)      ASSETS      REIMBURSEMENTS)       ASSETS          RATE
--------------------------------------------------------------------------------------------------------------







  (2.95)     $ 6.20   (32.24)%       $  2,185         1.44%(9)         1.97%           (0.87)%          64%
  (1.19)       9.15   (11.51)(4)        8,481         1.54(3)          1.84(3)         (1.12)(3)        12(4)
   0.55       10.34     5.62           10,222         1.40             2.16            (0.96)           26
  (0.21)       9.79    (2.10)(4)          100         1.40(3)         28.32(3)         (0.87)(3)         4(4)


  (2.97)     $ 6.06   (32.89)%       $    165         2.22%(9)         2.72%           (1.57)%          64%
  (1.22)       9.03   (11.90)(4)          181         2.29(3)          2.60(3)         (1.86)(3)        12(4)
   0.48       10.25     4.81              174         2.15             4.31            (1.78)           26
  (0.23)       9.77    (2.20)(4)           98         2.15(3)         29.09(3)         (1.61)(3)         4(4)


  (3.01)     $ 6.18   (32.75)%       $  6,010         1.23%(9)         1.72%           (0.55)%          64%
  (1.18)       9.19   (11.38)(4)        5,971         1.30(3)          1.60(3)         (0.88)(3)        12(4)
   0.58       10.37     5.92            6,231         1.16             2.94            (0.77)           26
  (0.21)       9.79    (2.10)(4)          898         1.15(3)         23.99(3)         (0.61)(3)         4(4)






  (3.72)     $ 5.78   (39.16)%       $ 71,082         1.53%            1.53%           (0.43)%          91%
  (0.49)       9.50    (4.90)(4)      133,119         1.44(3)          1.44(3)         (0.53)(3)        75(4)
   0.21        9.99     2.15          161,396         1.61             1.61            (0.61)           81
   1.19        9.78    13.85          106,693         1.62             1.62            (0.66)           63
  (0.05)       8.59    (0.58)         128,426         1.56             1.56            (0.67)          107
   1.47        8.64    20.50          162,974         1.52             1.52            (0.73)          167


  (3.36)     $ 5.12   (39.62)%       $  2,374         2.27%            2.27%           (1.18)%          91%
  (0.50)       8.48    (5.57)(4)        6,242         2.19(3)          2.19(3)         (1.27)(3)        75(4)
   0.12        8.98     1.35            9,932         2.36             2.36            (1.36)           81
   1.02        8.86    13.01            7,885         2.37             2.37            (1.41)           63
  (0.10)       7.84    (1.26)          11,006         2.32             2.32            (1.40)          107
   1.30        7.94    19.58           24,989         2.27             2.27            (1.48)          167


  (3.37)     $ 5.12   (39.69)%       $  1,685         2.28%            2.28%           (1.18)%          91%
  (0.50)       8.49    (5.56)(4)        3,625         2.19(3)          2.19(3)         (1.27)(3)        75(4)
   0.12        8.99     1.35            4,843         2.32             2.32            (1.30)           81
   1.02        8.87    12.99            1,490         2.37             2.37            (1.42)           63
  (0.10)       7.85    (1.26)           2,371         2.31             2.31            (1.42)          107
   1.30        7.95    19.55            3,713         2.27             2.27            (1.48)          167


  (3.72)     $ 5.82   (38.99)%       $  3,127         1.28%            1.28%           (0.18)%          91%
  (0.47)       9.54    (4.70)(4)        5,689         1.19(3)          1.19(3)         (0.27)(3)        75(4)
   0.75       10.01     8.10(4)         7,208         1.27(3)          1.27(3)         (0.24)(3)        81(4)

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD



                               NET
                              ASSET         NET           NET          TOTAL      DIVIDENDS   DISTRIBUTIONS
                              VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET       FROM NET
                            BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT      REALIZED         TOTAL
                            OF PERIOD    (LOSS)(2)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
                            --------------------------------------------------------------------------------------------------

-------------------------
VALUE OPPORTUNITIES FUND
-------------------------

CLASS A
4/1/08 to 3/31/09             $10.51      0.10          (4.24)        (4.14)      (0.05)             --           (0.05)
7/1/07 to 3/31/08              13.67      0.04          (2.87)        (2.83)      (0.07)          (0.26)          (0.33)
7/1/06 to 6/30/07              11.20      0.06           2.86          2.92       (0.05)          (0.40)          (0.45)
7/29/05(8) to 6/30/06          10.00      0.07           1.17          1.24       (0.04)             --           (0.04)

CLASS C
4/1/08 to 3/31/09             $10.40      0.03          (4.18)        (4.15)      (0.01)             --           (0.01)
7/1/07 to 3/31/08              13.60     (0.03)         (2.85)        (2.88)      (0.06)          (0.26)          (0.32)
7/1/06 to 6/30/07              11.18     (0.03)          2.85          2.82          --(5)        (0.40)          (0.40)
7/29/05(8) to 6/30/06          10.00        --(5)        1.19          1.19       (0.01)             --           (0.01)

CLASS I
6/6/08(8) to 3/31/09          $11.04      0.11          (4.76)        (4.65)      (0.07)             --           (0.07)

FOOTNOTE LEGEND:
(1) Sales charges, where applicable, are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.
(5) Amount is less than $0.005.
(6) For the Value Opportunities Fund, the ratio of net expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.05% lower than the ratio shown in the table.
(7) Due to a reorganization on June 9, 2006, the Growth Opportunities Fund is the successor of the Turner Strategic Growth Fund.
    Class A treats the past performance of the Turner Strategic Growth Fund as its own.
(8) Inception date.
(9) Represents a blended Ratio, for more information regarding this see Note 3 in the Notes to Financial Statements.

                        See Notes to Financial Statements

                                                                   RATIO OF GROSS
                                                                    EXPENSES TO
              NET                       NET                           AVERAGE        RATIO OF NET
             ASSET                    ASSETS,      RATIO OF NET      NET ASSETS       INVESTMENT
CHANGE IN    VALUE,                   END OF        EXPENSES TO   (BEFORE WAIVERS    INCOME/(LOSS)   PORTFOLIO
NET ASSET    END OF     TOTAL         PERIOD        AVERAGE NET         AND         TO AVERAGE NET    TURNOVER
  VALUE      PERIOD   RETURN(1)   (IN THOUSANDS)      ASSETS      REIMBURSEMENTS)       ASSETS          RATE
--------------------------------------------------------------------------------------------------------------






  (4.19)     $ 6.32   (39.44)%        $44,283       1.35%             1.46%             1.16%         140%
  (3.16)      10.51   (21.06)(4)       90,476       1.52(3)           1.55(3)           0.45(3)       103(4)
   2.47       13.67    26.71           50,788       1.41              1.60              0.46          101
   1.20       11.20    12.41(4)         3,292       1.40(3)(6)        7.45(3)           0.72(3)       136(4)


  (4.16)     $ 6.24   (39.93)%        $ 2,997       2.10%             2.20%             0.33%         140%
  (3.20)      10.40   (21.54)(4)        8,950       2.27(3)           2.31(3)          (0.33)(3)      103(4)
   2.42       13.60    25.77            1,128       2.16              2.58             (0.22)         101
   1.18       11.18    11.85(4)           183       2.15(3)(6)        8.19(3)          (0.05)(3)      136(4)


  (4.72)     $ 6.32   (42.22)%(4)     $    58       1.10%(3)          1.25%(3)          1.68%(3)      140%(4)

                        See Notes to Financial Statements

                               VIRTUS EQUITY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2009

1.  ORGANIZATION

    Effective October 1, 2008, the Phoenix Funds became Virtus Mutual Funds, and all of the Funds were renamed to reflect the new Virtus name. On October 20, 2008, the Trusts' names were also updated to reflect the new name.

    Virtus Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     As of the date of this report, 14 funds of the Trust are offered for sale (each a "Fund"), of which 11 are reported in this annual report. Each Fund's investment objective is outlined on the respective Fund's summary page.

    The Funds offer the following classes of shares for sale.

                                                                                             CLASS A   CLASS B   CLASS C   CLASS I
                                                                                              SHARES    SHARES    SHARES   SHARES
                                                                                             -------   -------   -------   -------
All-Cap Growth Fund (please refer to Note 15) ............................................     [X]       [X]       [X]       --
Growth & Income Fund .....................................................................     [X]       [X]       [X]       [X]
Growth Opportunities Fund ................................................................     [X]       --        [X]       [X]
Income & Growth Fund .....................................................................     [X]       [X]       [X]       --
Mid-Cap Growth Fund ......................................................................     [X]       [X]       [X]       [X]
Quality Small-Cap Fund ...................................................................     [X]       --        [X]       [X]
Small-Cap Core Fund ......................................................................     [X]       [X]       [X]       [X]
Small-Cap Growth Fund ....................................................................     [X]       [X]       [X]       --
Small-Cap Sustainable Growth Fund ........................................................     [X]       --        [X]       [X]
Strategic Growth Fund ....................................................................     [X]       [X]       [X]       [X]
Value Opportunities Fund .................................................................     [X]       --        [X]       [X]


    Class A shares are sold with a front-end sales charge of up     A. SECURITIES VALUATION:
    to 5.75% with some exceptions. Generally, Class A shares are
    not subject to any charges by the Funds when redeemed;             Equity securities are valued at the official closing price
    however, a 1% contingent deferred sales charge ("CDSC") may        (typically last sale) on the exchange on which the
    be imposed on certain redemptions made within one year             securities are primarily traded, or if no closing price is
    following purchases on which a finder's fee has been paid.         available, at the last bid price.
    The one-year period begins on the last day of the month
    preceding the month in which the purchase was made. Class B        Debt securities are valued on the basis of broker
    shares are sold with a contingent deferred sales charge,           quotations or valuations provided by a pricing service,
    which declines from 5% to zero depending on the period of          which utilizes information with respect to recent sales,
    time the shares are held. Class C shares are sold with a 1%        market transactions in comparable securities, quotations
    contingent deferred sales charge if redeemed within one year       from dealers, and various relationships between securities
    of purchase. Class I shares are sold without a sales charge.       in determining value. Due to excessive volatility in the
                                                                       current market (please see Note 14 on Market Conditions),
    Each class of shares has identical voting, dividend,               valuations developed through pricing techniques may
    liquidation and other rights and the same terms and                materially vary from the actual amounts realized upon sale
    conditions, except that each class bears different                 of the securities.
    distribution and/or service expenses and has exclusive voting
    rights with respect to its distribution plan. Class I shares       As required, some securities and assets may be valued at
    bear no distribution and/or service expenses. Income and           fair value as determined in good faith by or under the
    other expenses and realized and unrealized gains and losses        direction of the Trustees.
    of each Fund are borne pro rata by the holders of each class
    of shares.                                                         Certain foreign common stocks may be fair valued in cases
                                                                       where closing prices are not readily available or are
2.  SIGNIFICANT ACCOUNTING POLICIES                                    deemed not reflective of readily available market prices.
                                                                       For example, significant events (such as movement in the
    The following is a summary of significant accounting policies      U.S. securities market, or other regional and local
    consistently followed by the Trust in the preparation of its       developments) may occur between the time that foreign
    financial statements. The preparation of financial statements      markets close (where the security is principally traded)
    in conformity with accounting principles generally accepted        and the time that the Fund calculates its net asset value
    in the United States of America requires management to make        (generally, the close of the NYSE) that may impact the
    estimates and assumptions that affect the reported amounts of      value of securities traded in these foreign markets. In
    assets and liabilities, and disclosure of contingent assets        these cases, information from an external vendor may be
    and liabilities at the date of the financial statements and        utilized to adjust closing market prices of certain foreign
    the reported amount of increases and decreases in net assets       common stocks to reflect their fair value. Because the
    from operations during the reporting period. Actual results        frequency of significant events is not predictable, fair
    could differ from those estimates and those differences could      valuation of certain foreign common stocks may occur on a
    be significant.                                                    frequent basis.

                                                                       Short-term investments having a remaining maturity of 60
                                                                       days or less are valued at amortized cost, which
                                                                       approximates market.

                                                                       Investments in underlying money market mutual funds are
                                                                       valued at each fund's closing net asset value.

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009

The Funds have adopted the provisions of Statement of Financial     -  Level 1 - quoted prices in active markets for identical
Accounting Standards No. 157 ("SFAS 157"). This standard               securities
clarifies the definition of fair value for financial reporting,
establishes a framework for measuring fair value and requires       -  Level 2 - prices determined using other significant
additional disclosures about the use of fair value measurements.       observable inputs (including quoted prices for similar
To increase consistency and comparability in fair value                securities, interest rates, prepayment speeds, credit risk,
measurements and related disclosures, the Funds utilize a fair         etc.)
value hierarchy which prioritizes the inputs to valuation
techniques used to measure fair value into three broad levels.      -  Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

($ REPORTED IN THOUSANDS)

                                                                    LEVEL 1 -       LEVEL 2 -            LEVEL 3 -
                                                                      QUOTED       SIGNIFICANT          SIGNIFICANT
          FUNDS                                                       PRICES    OBSERVABLE INPUTS   UNOBSERVABLE INPUTS     TOTAL
         -------                                                    ---------   -----------------   -------------------   --------
ASSETS:
INVESTMENTS IN SECURITIES (MARKET VALUE)
----------------------------------------
All-Cap Growth Fund .............................................    $ 46,615        $    --                $ --          $ 46,615
Growth & Income Fund ............................................     127,176             --                  --           127,176
Growth Opportunities Fund .......................................      18,541             --                  --            18,541
Income & Growth Fund ............................................      89,709         82,729                 818           173,256
Mid-Cap Growth Fund .............................................      61,163             --                  --            61,163
Quality Small-Cap Fund ..........................................      58,180             --                  --            58,180
Small-Cap Core Fund .............................................      32,060             --                  --            32,060
Small-Cap Growth Fund ...........................................      47,208             --                  --            47,208
Small-Cap Sustainable Growth Fund ...............................       8,294             --                  --             8,294
Strategic Growth Fund ...........................................      78,411             --                  --            78,411
Value Opportunities Fund ........................................      47,278             --                  --            47,278

The following is a reconciliation of assets for the Income & Growth Fund of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                 INVESTMENTS IN SECURITIES
                                                                        MARKET VALUE
                                                                 -------------------------
BALANCE AS OF MARCH 31, 2008 .................................            $ 4,839
Accrued discounts/premiums ...................................                  4
Realized gain (loss) .........................................               (642)
Change in unrealized
  appreciation (depreciation)(1) .............................                 (6)
Net purchases (sales) ........................................             (2,513)
Transfers in and/or out of Level 3(2) ........................               (864)
                                                                          -------
BALANCE AS OF MARCH 31, 2009 .................................            $   818
                                                                          =======

(1) Disclosed in the Statements of Operations under Net realized and unrealized gain (loss) on investments.

(2) "Transfers in and/or out of Level 3" represent the ending values as of March 31, 2009, for any investment securities where a change in the pricing level occurred from the beginning to the end of the period.

    Level 3 securities have been determined either based on the availability of only a single broker source, which may or may not be a principal market maker, or internally fair valued securities without active markets or market participants.

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009

B.  SECURITY TRANSACTIONS AND RELATED INCOME:                       F.  FOREIGN CURRENCY TRANSLATION:

    Security transactions are recorded on the trade date.               Foreign securities and other assets and liabilities are
    Dividend income is recorded on the ex-dividend date, or in          valued using the foreign currency exchange rate effective
    the case of certain foreign securities, as soon as the Fund         at the end of the reporting period. Cost of investments is
    is notified. Interest income is recorded on the accrual             translated at the currency exchange rate effective at the
    basis. Each Fund amortizes premiums and accretes discounts          trade date. The gain or loss resulting from a change in
    using the effective interest method. Realized gains and             currency exchange rates between the trade and settlement
    losses are determined on the identified cost basis.                 date of a portfolio transaction is treated as a gain or
                                                                        loss on foreign currency. Likewise, the gain or loss
    Dividend income is recorded using management's estimate of          resulting from a change in currency exchange rates between
    the income included in distributions received from REIT             the date income is accrued and the date it is paid is
    investments. Distributions received in excess of this               treated as a gain or loss on foreign currency. The Trust
    estimated amount are recorded as a reduction of the cost of         does not isolate that portion of the results of operations
    investments or reclassified to capital gains. The actual            arising from changes in exchange rates or from
    amounts of income, return of capital, and capital gains are         fluctuations which arise due to changes in the market
    only determined by each REIT after its fiscal year-end, and         prices of securities.
    may differ from the estimated amounts.
                                                                    G.  FORWARD CURRENCY CONTRACTS:
C.  INCOME TAXES:
                                                                        Certain Funds may enter into forward currency contracts in
    Each Fund is treated as a separate taxable entity. It is the        conjunction with the planned purchase or sale of foreign
    policy of each Fund in the Trust to comply with the                 denominated securities in order to hedge the U.S. dollar
    requirements of Subchapter M of the Internal Revenue Code and       cost or proceeds. Forward currency contracts involve, to
    to distribute substantially all of its taxable income to its        varying degrees, elements of market risk in excess of the
    shareholders. Therefore, no provision for federal income            amounts recognized in the Statements of Assets and
    taxes or excise taxes has been made.                                Liabilities. Risks arise from the possible movements in
                                                                        foreign exchange rates or if the counterparty does not
    The Trust may be subject to foreign taxes on income, gains on       perform under the contract.
    investments or currency repatriation, a portion of which may
    be recoverable. Each Fund will accrue such taxes and                A forward currency contract involves an obligation to
    recoveries as applicable based upon current interpretations         purchase or sell a specific currency at a future date,
    of the tax rules and regulations that exist in the markets in       which may be any number of days from the date of the
    which they invest.                                                  contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly
    FASB Interpretation No. 48 ("FIN 48"), Accounting for               between currency traders and their customers. The contract
    Uncertainty in Income Taxes, sets forth a minimum threshold         is marked-to-market daily and the change in market value
    for financial statement recognition of the benefit of a tax         is recorded by each Fund as an unrealized gain or loss.
    position taken or expected to be taken in a tax return.             When the contract is closed or offset with the same
    Management has analyzed each Fund's tax positions and has           counterparty, the Fund records a realized gain or loss
    concluded that no provision for income tax is required in any       equal to the change in the value of the contract when it
    Fund's financial statements. No Fund is aware of any tax            was opened and the value at the time it was closed or
    positions for which it is reasonably possible that the total        offset.
    amounts of unrecognized tax benefits will significantly
    change in the next twelve months. Each of the Funds' federal        There were no open forward currency contracts at March 31,
    tax returns for the prior three fiscal years remains subject        2009.
    to examination by the Internal Revenue Service.
                                                                    H.  LOAN AGREEMENTS:
D.  DISTRIBUTIONS TO SHAREHOLDERS:
                                                                        Certain Funds may invest in direct debt instruments which
    Distributions are recorded by each Fund on the ex-dividend          are interests in amounts owed by a corporate,
    date. Income and capital gain distributions are determined in       governmental, or other borrower to lenders or lending
    accordance with income tax regulations which may differ from        syndicates. A Fund's investments in loans may be in the
    accounting principles generally accepted in the United States       form of participations in loans or assignments of all or a
    of America. These differences may include the treatment of          portion of loans from third parties. A loan is often
    non-taxable dividends, market premium and discount,                 administered by a bank or other financial institution (the
    non-deductible expenses, expiring capital loss carryovers,          lender) that acts as agent for all holders. The agent
    foreign currency gain or loss, gain or loss on futures              administers the terms of the loan, as specified in the
    contracts, partnerships, operating losses and losses deferred       loan agreement. When investing in a loan participation,
    due to wash sales. Permanent book and tax basis differences         the Fund has the right to receive payments of principal,
    relating to shareholder distributions will result in                interest and any fees to which it is entitled only from
    reclassifications to capital paid in on shares of beneficial        the lender selling the loan agreement and only upon
    interest.                                                           receipt by the lender of payments from the borrower.

E.  EXPENSES:                                                           The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a
    Expenses incurred by the Trust with respect to more than one        result, the Fund may be subject to the credit risk of both
    Fund are allocated in proportion to the net assets of each          the borrower and the lender that is selling the loan
    Fund, except where allocation of direct expenses to each fund       agreement. When the Fund purchases assignments from
    or an alternative allocation method can be more appropriately       lenders it acquires direct rights against the borrower on
    made.                                                               the loan. Direct indebtedness of emerging countries
                                                                        involves a risk that the government entities responsible
                                                                        for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. Currently, the
                                                                        Income & Growth Fund only holds assignment loans.

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009

I.  SECURITIES LENDING:                                                 if the seller enters insolvency proceedings, realization
    Certain Funds may loan securities to qualified brokers              of collateral may be delayed.
    through an agreement with State Street Bank and Trust Company
    (the "Custodian"). Under the terms of the agreement, the        3.  INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS ($
    Funds are required to maintain collateral with a market value       REPORTED IN THOUSANDS EXCEPT AS NOTED)
    not less than 100% of the market value of loaned securities.        At end of business December 31, 2008, Virtus Investment
    Collateral is adjusted daily in connection with changes in          Partners, Inc. ("Virtus") spun off from The Phoenix
    the market value of securities on loan. Collateral may              Companies, Inc. ("PNX"), into an independent publicly
    consist of cash and securities issued by the U.S. Government.       traded company which, through its affiliates, provides asset
    Cash collateral is invested in a short-term money market            management and related services to individuals and
    fund. Dividends earned on the collateral and premiums paid by       institutions. Virtus Investment Advisers, Inc. ("VIA", the
    the borrower are recorded as income by the Fund net of fees         "Adviser", formerly known as Phoenix Investment Counsel,
    charged by the Custodian for its services in connection with        Inc.) and VP Distributors, Inc. ("VP Distributors", formerly
    this securities lending program. Lending portfolio securities       known as Phoenix Equity Planning Corporation) are indirect,
    involves a risk of delay in the recovery of the loaned              wholly-owned subsidiaries of Virtus. Due to the spin-off,
    securities or in the foreclosure on collateral.                     the asset management subsidiaries have changed their names to reflect the Virtus brand.
    As of the close of business on September 18, 2008, Lehman
    Brothers Holding Inc. was in default of the securities              As compensation for its services to the Trust, the
    lending agreement with the Mid-Cap Growth Fund and the              Adviser, is entitled to a fee based upon the following
    Small-Cap Core Fund (formerly the Small-Mid Cap Fund) (the          annual rates as a percentage of the average daily net
    "Funds"). As a result, State Street Bank and Trust Company as       assets of each Fund:
    Securities Lending Agent took possession of the collateral and repurchased the securities in the Funds through open
    market purchases. Under Statement of Financial Accounting                                            FIRST      NEXT       OVER
    Standards No. 140, Accounting for Transfers and Servicing of                                          $50       $450       $500
    Financial Assets and Extinguishments of Liabilities ("FAS                                           MILLION    MILLION   MILLION
    140"), the criteria for sales accounting have been met. As a                                        -------  ----------  -------
    result of recording the sale of the original securities out         All-Cap Growth Fund...........   0.90%      0.80%     0.70%
    on loan at market value and the repurchase of the identical         Small-Cap Growth Fund.........   1.00%      0.90%     0.80%
    securities into the Funds at replacement value, the Funds had                                                  $ 400+
    realized losses as stated below, which did not have an impact
    on the financial statements or net asset values of the Funds.                                        FIRST     MILLION
    The transactions are being treated as non-taxable events.                                             $400     THROUGH     $1+
                                                                                                        MILLION  $1 BILLION  BILLION
                                             REALIZED                                                   -------  ----------  -------
                                           GAIN (LOSS)                  Quality Small-Cap Fund........   0.90%      0.85%     0.80%
    FUND                            ($ REPORTED IN THOUSANDS)           Small-Cap Sustainable Growth..   0.90%      0.85%     0.80%
    ----                            -------------------------
    Mid-Cap Growth Fund ............          $ (30)                                                                FIRST      OVER
    Small-Cap Core Fund ............           (116)                                                                $500       $500
                                                                                                                   MILLION   MILLION
    As of March 31, 2009, the Funds had no securities on loan.                                                   ----------  -------
                                                                        Mid-Cap Growth Fund...........              0.80%     0.70%
J.  REPURCHASE AGREEMENTS:
    A repurchase agreement is a transaction where a Fund acquires                                                    $1+
    a security for cash and obtains a simultaneous commitment                                            FIRST     BILLION
    from the seller to repurchase the security at an agreed upon                                           $1      THROUGH     $2+
    price and date. Each Fund, through its custodian, takes                                             BILLION  $2 BILLION  BILLION
    possession of securities collateralizing the repurchase                                             -------  ----------  -------
    agreement. The collateral is marked-to-market daily to ensure       Growth & Income Fund..........   0.75%      0.70%     0.65%
    that the market value of the underlying assets remains              Growth Opportunities Fund.....   0.75%      0.70%     0.65%
    sufficient to protect the Fund in the event of default by the       Income & Growth Fund..........   0.70%      0.65%     0.60%
    seller. If the seller defaults and the value of the                 Small-Cap Core Fund...........   0.85%      0.85%     0.85%
    collateral declines, or                                             Strategic Growth Fund.........   0.70%      0.65%     0.60%
                                                                        Value Opportunities Fund......   0.75%      0.70%     0.65%
    At March 31, 2009, there were no repurchase agreements held.

    The Adviser has voluntarily agreed to limit total Fund operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed the following percentages of the average annual net asset values for the following Funds. The voluntary agreement may be discontinued with respect to any and all Funds at any time.

                                                                                       CLASS A   CLASS B   CLASS C   CLASS I
                                                                                       -------   -------   -------   -------
    Growth & Income Fund ...........................................................    1.25%     2.00%      2.00%    1.00%
    Growth Opportunities Fund ......................................................    1.25%      N/A       2.00%    1.00%
    Mid-Cap Growth Fund ............................................................    1.45%     2.20%      2.20%    1.20%
    Quality Small-Cap Fund(1) ......................................................    1.55%      N/A       2.30%    1.30%
    Small-Cap Growth Fund(2) .......................................................    1.67%     2.42%      2.42%     N/A
    Small-Cap Sustainable Growth Fund(1) ...........................................    1.65%      N/A       2.40%    1.40%
    Value Opportunities Fund .......................................................    1.35%      N/A       2.10%    1.10%

(1) FOR THE PERIOD APRIL 1, 2008 THROUGH DECEMBER 14, 2008, THE VOLUNTARY EXPENSE CAP WAS AS FOLLOWS: CLASS A 1.40%, CLASS C
    2.15%, CLASS I 1.15%

(2) EFFECTIVE JANUARY 1, 2009. PRIOR TO THIS DATE, THE FUND DID NOT HAVE AN EXPENSE CAP.


                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009

Effective August 23, 2007, the Adviser may recapture operating      The Adviser manages the Funds' investment program and general
expenses waived or reimbursed under this arrangement, within        operations of the Funds, including oversight of the Funds'
three fiscal years following the end of the fiscal year in which    subadvisers. The subadvisers manage the investments of the
such waiver or reimbursement occurred. Each Fund must pay its       Funds for which they are paid a fee by the Adviser. The
ordinary operating expenses before the Adviser is entitled to any   subadvisers with respect to the Funds are indicated as
reimbursement and must remain in compliance with applicable         follows:
expense limitations. All or a portion of the following Adviser
reimbursed expenses may be recaptured by the fiscal years ending:   FUND                                                  SUBADVISER
                                                                    ----                                                  ----------
                                             EXPIRATION DATE        All-Cap Growth Fund ...............................   EAM*(2)
                                       --------------------------   Growth Opportunities Fund .........................   Turner(7)
                                       2010   2011   2012   TOTAL   Income & Growth Fund (Fixed Income Portfolio)** ...   Goodwin(3)
                                       ----   ----   ----   -----   Mid-Cap Growth Fund ...............................   HIM(4)
Growth & Income Fund .................. $ 7   $229   $347    $583   Quality Small-Cap Fund ............................   KAR*(5)
Growth Opportunities Fund .............  16     46    108     170   Small-Cap Core Fund ...............................   KAR*(5)
Mid-Cap Growth Fund ...................  --     57    136     193   Small-Cap Growth Fund .............................   EAM*(2)
Quality Small-Cap Fund ................   9     40    244     293   Small-Cap Sustainable Growth Fund .................   KAR*(5)
Small-Cap Growth Fund .................  --     --     68      68   Strategic Growth Fund .............................   SCM*(6)
Small-Cap Sustainable                                               Value Opportunities Fund ..........................   Acadian(1)
 Growth Fund ..........................   8     28     73     109
Value Opportunities Fund ..............  --     --     79      79   (1) Acadian Asset Management LLC
                                                                    (2) Engemann Asset Management
                                                                    (3) Goodwin Capital Advisers, Inc.
                                                                    (4) Harris Investment Management, Inc. (a subsidiary of Harris
                                                                        Bankcorp, Inc., a minority investor in Virtus)
                                                                    (5) Kayne Anderson Rudnick Investment Management, LLC
                                                                    (6) SCM Advisors LLC
                                                                    (7) Turner Investment Partners, Inc.
                                                                    *   an affiliate of Virtus
                                                                    **  See Note 15.

As distributor of each Fund's shares, VP Distributors has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended March 31, 2009, as follows:

                                                                          CLASS A -      CLASS A -        CLASS B         CLASS C
                                                                         NET SELLING      DEFERRED        DEFERRED        DEFERRED
                                                                         COMMISSIONS   SALES CHARGES   SALES CHARGES   SALES CHARGES
                                                                         -----------   -------------   -------------   -------------
All-Cap Growth Fund ..................................................        3             --*               6             --*
Growth & Income Fund .................................................        6             --               17             --*
Growth Opportunities Fund ............................................        2             --               --             --*
Income & Growth Fund .................................................        6             --                8             --
Mid-Cap Growth Fund ..................................................       13             --                8             --
Quality Small-Cap Fund ...............................................        2             --               --              1
Small-Cap Growth Fund ................................................        4             --                8              1
Small-Cap Sustainable Growth Fund ....................................        1             --               --             --*
Small-Cap Core Fund ..................................................       --*            --                2              6
Strategic Growth Fund ................................................        5             --*               6             --*
Value Opportunities Fund .............................................        9             --               --              1

*   AMOUNT IS LESS THAN $500 (NOT REPORTED IN THOUSANDS).

    In addition, each Fund pays VP Distributors distribution        VP Distributors serves as the Administrator to the Trust. For
    and/or service fees at an annual rate of 0.25% for Class A      its services, which include financial agent services, VP
    shares, 1.00% for Class B shares and 1.00% for Class C shares   Distributors receives an administration fee at an annual rate
    applied to the average daily net assets of each respective      of 0.09% of the first $5 billion, 0.08% on the next $10
    Class.                                                          billion, and 0.07% over $15 billion of the average net assets across all non-money market Virtus Mutual Funds and certain
    Under certain circumstances, shares of certain Virtus Mutual    other funds. For the period ended March 31, 2009, the Trust
    Funds may be exchanged for shares of the same class of          incurred administration fees totaling $834.
    certain other Virtus Mutual Funds on the basis of the
    relative net asset values per share at the time of the          VP Distributors also serves as the Trust's transfer agent. For
    exchange. On exchanges with share classes that carry a          the fiscal period ended March 31, 2009, transfer agent fees
    contingent deferred sales charge, the CDSC schedule of the      were $2,440 as reported in the Statements of Operations.
    original shares purchased continues to apply.

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009

    At March 31, 2009, Virtus and its affiliates, the retirement       Until March 1, 2007, the Trust provided a deferred
    plans of Virtus and its affiliates, and Virtus affiliated          compensation plan to its Trustees who were not officers of
    Funds held shares of the Funds which may be redeemed at any        Virtus. Under the deferred compensation plan, Trustees were
    time that aggregated the following:                                able to elect to defer all or a portion of their
                                                                       compensation. Amounts deferred were retained by the Fund, and
                                                     AGGREGATE         to the extent permitted by the 1940 Act, could have been
                                          SHARES     NET ASSETS        invested in the shares of those Virtus Mutual Funds selected
                                        ---------   -----------        by the Trustees. At March 31, 2009, all deferred amounts were
    Growth & Income Fund                                               paid to the Trustees.
       Class A ......................     946,157     $ 9,603
    Growth Opportunities Fund                                      4.  PURCHASES AND SALES OF SECURITIES
       Class A ......................     669,911       5,379          ($ REPORTED IN THOUSANDS)
       Class I ......................       6,882          55
    Mid-Cap Growth Fund                                                Purchases and sales of investments securities (excluding U.S.
       Class A ......................      49,329*        436          Government and agency securities, short-term securities and
       Class I ......................       1,245*         11          forward currency contracts) during the period ended March 31,
    Quality Small-Cap Fund                                             2009, were as follows:
       Class A ......................     286,754       1,804
       Class I ......................     208,385       1,311                                         PURCHASES     SALES
    Small-Cap Growth Fund                                                                             ---------   --------
       Class A ......................     109,551       1,866          All-Cap Growth Fund ........    $ 74,047   $ 80,316
    Small-Cap Sustainable Growth Fund                                  Growth & Income Fund .......     216,371    256,675
       Class A ......................     293,631       1,821          Growth Opportunities Fund ..      60,842     65,249
       Class C ......................      10,000          61          Income & Growth Fund .......     158,069    177,877
    Value Opportunities Fund                                           Mid-Cap Growth Fund ........      85,184     97,615
       Class A ......................   1,616,381      10,216          Quality Small-Cap Fund .....      38,173      9,272
       Class I ......................       9,142          58          Small-Cap Core Fund ........      44,194     57,884
                                                                       Small-Cap Growth Fund ......     125,114    141,815
    *    SHARES HELD BY HARRIS BANKCORP, INC., A MINORITY INVESTOR     Small-Cap Sustainable
         IN VIRTUS AND AN AFFILIATE OF HARRIS INVESTMENT                  Growth Fund .............       9,167      8,225
         MANAGEMENT, INC., SUBADVISER TO THE MID-CAP GROWTH FUND.      Strategic Growth Fund ......     105,828    121,447
                                                                       Value Opportunities Fund ...      99,889    117,590

                                                                       The Income & Growth Fund had purchases of $23,246 and sales of $26,822 of long-term U.S. Government and agency securities during the period ended March 31, 2009.

5.  CAPITAL SHARE TRANSACTIONS
    (REPORTED IN THOUSANDS)

    Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

                                    -----------------   -----------------   -----------------
                                    SHARES    AMOUNT    SHARES   AMOUNT     SHARES    AMOUNT
                                    ------   --------   ------   --------   ------   --------
                                    -----------------   -----------------   -----------------
-------------------                       4/1/08 -            1/1/08 -            1/1/07 -
ALL-CAP GROWTH FUND                       3/31/09             3/31/08            12/31/07
-------------------                 -----------------   -----------------   -----------------

CLASS A
Sale of shares                         250    $ 2,708      65    $   867       467   $  7,241
Reinvestment of distributions          153      1,994      --         --       745     10,950
Shares repurchased                  (1,014)    (9,827)   (288)    (3,730)   (1,546)   (25,262)
                                    ------    -------    ----    -------    ------   --------
Net increase/(decrease)               (611)   $(5,125)   (223)   $(2,863)     (334)  $ (7,071)
                                    ======   ========    =====   ========   ======   ========

CLASS B
Sale of shares                          61    $   494      18    $   189       102   $  1,437
Reinvestment of distributions           14        148      --         --        78        943
Shares repurchased                    (199)    (1,644)   (102)    (1,094)     (238)    (3,305)
                                    ------    -------    ----    -------    ------   --------
Net increase/(decrease)               (124)   $(1,002)    (84)   $  (905)      (58)  $   (925)
                                    ======   ========    =====   ========   ======   ========

CLASS C
Sale of shares                         201    $ 1,855      25    $   276       120   $  1,620
Reinvestment of distributions           15        160      --         --        66        785
Shares repurchased                    (153)    (1,081)    (43)      (451)     (175)    (2,408)
                                    ------    -------    ----    -------    ------   --------
Net increase/(decrease)                 63    $   934     (18)   $  (175)       11   $     (3)
                                    ======   ========    =====   ========   ======   ========

                                    -----------------   -----------------   -----------------
--------------------                      4/1/08 -            9/1/07 -            9/1/06 -
GROWTH & INCOME FUND                      3/31/09             3/31/08            8/31/07
--------------------                -----------------   -----------------   -----------------

CLASS A
Sale of shares                         984   $ 12,176      517   $  9,287    1,909   $ 33,944
Reinvestment of distributions           95      1,284       21        397       95      1,668
Plan of Reorganization (Note 10)        --         --      309      5,597       --         --
Shares repurchased                  (2,598)   (34,224)  (1,157)   (20,597)  (2,124)   (37,243)
                                    ------   --------   ------   --------   ------   --------
Net increase/(decrease)             (1,519)  $(20,764)    (310)  $ (5,316)    (120)  $ (1,631)
                                    ======   ========    =====   ========   ======   ========

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009

                                    -----------------   -----------------   -----------------
                                    SHARES    AMOUNT    SHARES    AMOUNT    SHARES    AMOUNT
                                    ------   --------   ------   --------   ------   --------
                                    -----------------   -----------------   -----------------
--------------------------------          4/1/08 -            9/1/07 -           9/1/06 -
GROWTH & INCOME FUND (CONTINUED)          3/31/09             3/31/08            8/31/07
--------------------------------    -----------------   -----------------   -----------------

CLASS B
Sale of shares                          50   $    625       41   $    700      115   $  1,935
Reinvestment of distributions           --         --        2         26        4         64
Plan of Reorganization (Note 10)        --         --       74      1,285       --         --
Shares repurchased                    (475)    (6,298)    (486)    (8,279)  (1,433)   (23,996)
                                    ------   --------   ------   --------   ------   --------
Net increase/(decrease)               (425)  $ (5,673)    (369)  $ (6,268)  (1,314)  $(21,997)
                                    ======   ========    =====   ========   ======   ========
CLASS C
Sale of shares                          75   $    931       47   $    819       83   $  1,395
Reinvestment of distributions            1          9        3         53        6         97
Plan of Reorganization (Note 10)        --         --       76      1,319       --         --
Shares repurchased                    (606)    (7,478)    (292)    (4,965)    (735)   (12,276)
                                    ------   --------   ------   --------   ------   --------
Net increase/(decrease)               (530)  $ (6,538)    (166)  $ (2,774)    (646)  $(10,784)
                                    ======   ========    =====   ========   ======   ========
CLASS I
Sale of shares                          80   $    922       10   $    179       --   $     --
Reinvestment of distributions           12        169       --         --       --         --
Plan of Reorganization (Note 10)        --         --    1,954     35,381       --         --
Shares repurchased                    (476)    (6,918)    (588)   (10,055)      --         --
                                    ------   --------   ------   --------   ------   --------
Net increase/(decrease)               (384)  $ (5,827)   1,376   $ 25,505       --   $     --
                                    ======   ========    =====   ========   ======   ========

                                    -----------------   -----------------   -----------------
-------------------------                 4/1/08 -           10/1/07 -          10/1/06 -
GROWTH OPPORTUNITIES FUND                 3/31/09             3/31/08            9/30/07
-------------------------           -----------------   -----------------   -----------------

CLASS A
Sale of shares                         745   $  9,548    1,199   $ 18,972    1,933   $ 27,278
Reinvestment of distributions           --         --       --         --       --         --
Shares repurchased                  (1,304)   (12,630)    (597)    (9,227)    (477)    (6,647)
                                    ------   --------   ------   --------   ------   --------
Net increase/(decrease)               (559)  $ (3,082)     602   $  9,745    1,456   $ 20,631
                                    ======   ========   ======   ========   ======   ========

CLASS C
Sale of shares                          22   $    255      255   $  4,118      325   $  4,817
Reinvestment of distributions           --         --       --         --       --         --
Shares repurchased                    (181)    (2,109)    (316)    (4,474)      (8)      (130)
                                    ------   --------   ------   --------   ------   --------
Net increase/(decrease)               (159)  $ (1,854)     (61)  $   (356)     317   $  4,687
                                    ======   ========   ======   ========   ======   ========

CLASS I(1)
Sale of shares                           8   $    107       --   $     --       --   $     --
Reinvestment of distributions           --         --       --         --       --         --
Shares repurchased                      --         --       --         --       --         --
                                    ------   --------   ------   --------   ------   --------
Net increase/(decrease)                  8   $    107       --   $     --       --   $     --
                                    ======   ========   ======   ========   ======   ========

(1)  Inception date is June 6, 2008.

                                    -----------------   -----------------   -----------------
--------------------                      4/1/08 -            5/1/07 -            5/1/06 -
INCOME & GROWTH FUND                      3/31/09             3/31/08             4/30/07
--------------------                -----------------   -----------------   -----------------

CLASS A
Sale of shares                         325   $  2,428      356   $  3,367      547   $  5,117
Reinvestment of distributions          937      7,015    2,255     20,598    1,251     11,736
Shares repurchased                  (4,576)   (33,758)  (3,961)   (37,581)  (5,976)   (55,835)
                                    ------   --------   ------   --------   ------   --------
Net increase/(decrease)             (3,314)  $(24,315)  (1,350)  $(13,616)  (4,178)  $(38,982)
                                    ======   ========   ======   ========   ======   ========

CLASS B
Sale of shares                          30   $    225       66   $    624       33   $    315
Reinvestment of distributions           14        104       46        420       31        295
Shares repurchased                    (254)    (1,988)    (277)    (2,649)    (534)    (4,996)
                                    ------   --------   ------   --------   ------   --------
Net increase/(decrease)               (210)  $ (1,659)    (165)  $ (1,605)    (470)  $ (4,386)
                                    ======   ========   ======   ========   ======   ========

CLASS C
Sale of shares                          21   $    145       79   $    720       10   $     99
Reinvestment of distributions            3         26       11        101        7         66
Shares repurchased                    (111)      (941)     (47)      (451)     (53)      (507)
                                    ------   --------   ------   --------   ------   --------
Net increase/(decrease)                (87)  $   (770)      43   $    370      (36)  $   (342)
                                    ======   ========   ======   ========   ======   ========

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009

                                    -----------------   -----------------   -----------------
                                    SHARES    AMOUNT    SHARES    AMOUNT    SHARES    AMOUNT
                                    ------   --------   ------   --------   ------   --------
                                    -----------------   -----------------   -----------------
-------------------                       4/1/08 -           11/1/07 -          11/1/06 -
MID-CAP GROWTH FUND                       3/31/09             3/31/08            10/31/07
-------------------                 -----------------   -----------------   -----------------

CLASS A
Sale of shares                         406   $  4,721     181     $ 2,905      610   $ 10,807
Reinvestment of distributions           --         --      --          --       --         --
Plan of Reorganization                  --         --      --          --      673     11,960
Shares repurchased                  (1,058)   (13,070)   (616)     (9,912)  (1,841)   (31,824)
                                    ------   --------   -----     -------   ------   --------
Net increase/(decrease)               (652)  $ (8,349)   (435)    $(7,007)    (558)  $ (9,057)
                                    ======   ========   =====     =======   ======   ========

CLASS B
Sale of shares                          44   $    465      19     $   267       92   $  1,419
Reinvestment of distributions           --         --      --          --       --         --
Plan of Reorganization                  --         --      --          --      489      7,717
Shares repurchased                    (365)    (3,914)   (173)     (2,462)    (307)    (4,798)
                                    ------   --------   -----     -------   ------   --------
Net increase/(decrease)               (321)  $ (3,449)   (154)    $(2,195)     274   $  4,338
                                    ======   ========   =====     =======   ======   ========

CLASS C
Sale of shares                          20   $    168      60     $   907       35   $    555
Reinvestment of distributions           --         --      --          --       --         --
Plan of Reorganization                  --         --      --          --      390      6,155
Shares repurchased                    (127)    (1,442)    (58)       (815)     (32)      (505)
                                    ------   --------   -----     -------   ------   --------
Net increase/(decrease)               (107)  $ (1,274)      2     $    92      393   $  6,205
                                    ======   ========   =====     =======   ======   ========

CLASS I
Sale of shares                          17   $    161      --(1)  $     3        6   $    108
Reinvestment of distributions           --         --      --          --       --         --
Plan of Reorganization                  --         --      --          --      115      2,029
Shares repurchased                     (30)      (273)    (17)       (258)      (5)       (80)
                                    ------   --------   -----     -------   ------   --------
Net increase/(decrease)                (13)  $   (112)    (17)    $  (255)     116   $  2,057
                                    ======   ========   =====     =======   ======   ========

(1)  Shares fewer than 500.

                                    -----------------   -----------------   -----------------
----------------------                    4/1/08 -            9/1/07 -            9/1/06 -
QUALITY SMALL-CAP FUND                    3/31/09             3/31/08             8/31/07
----------------------              -----------------   -----------------   -----------------

CLASS A
Sale of shares                       3,361   $ 23,505     690     $ 7,575      730   $  8,553
Reinvestment of distributions           22        180       9         102       --          1
Shares repurchased                    (953)    (7,251)   (138)     (1,522)     (16)      (185)
                                    ------   --------   -----     -------   ------   --------
Net increase/(decrease)              2,430   $ 16,434     561     $ 6,155      714   $  8,369
                                    ======   ========   =====     =======   =======  ========

CLASS C
Sale of shares                          81   $    692     126     $ 1,443      105   $  1,223
Reinvestment of distributions            2         16      --(1)        5       --         --
Shares repurchased                     (73)      (533)    (23)       (276)      (3)       (32)
                                    ------   --------   -----     -------   ------   --------
Net increase/(decrease)                 10   $    175     103     $ 1,172      102   $  1,191
                                    ======   ========   =====     =======   ======   ========

CLASS I
Sale of shares                       3,836   $ 34,591   4,280     $46,326      855   $  9,903
Reinvestment of distributions          121        996      21         232        1         16
Shares repurchased                  (3,461)   (27,168)   (379)     (3,972)     (54)      (620)
                                    ------   --------   -----     -------   ------   --------
Net increase/(decrease)                496   $  8,419   3,922     $42,586      802   $  9,299
                                    ======   ========   =====     =======   ======   ========

(1)  Shares fewer than 500.

                                    -----------------   -----------------   -----------------
-------------------                       4/1/08 -            1/1/08 -           1/1/07 -
SMALL-CAP CORE FUND                       3/31/09             3/31/08            12/31/07
-------------------                 -----------------   -----------------   -----------------

CLASS A
Sale of shares                         160   $  1,828      40     $   658      190   $  3,746
Reinvestment of distributions          125      1,740      --          --      149      2,703
Shares repurchased                    (548)    (6,771)   (147)     (2,309)    (579)   (11,423)
                                    ------   --------   -----     -------   ------   --------
Net increase/(decrease)               (263)  $ (3,203)   (107)    $(1,651)    (240)  $ (4,974)
                                    ======   ========   =====     =======   ======   =======

CLASS B
Sale of shares                           6   $     66       1     $     8       14   $    267
Reinvestment of distributions           10        127      --          --       13        223
Shares repurchased                     (49)      (609)    (14)       (217)     (59)    (1,116)
                                    ------   --------   -----     -------   ------   --------
Net increase/(decrease)                (33)  $   (416)    (13)    $  (209)     (32)  $   (626)
                                    ======   ========   =====     =======   ======   ========

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009

                                    -----------------   -----------------   -----------------
                                    SHARES    AMOUNT    SHARES    AMOUNT    SHARES    AMOUNT
                                    ------   --------   ------   --------   ------   --------
                                    -----------------   -----------------   -----------------
-------------------------------           4/1/08 -            1/1/08 -            1/1/07 -
SMALL-CAP CORE FUND (CONTINUED)           3/31/09             3/31/08            12/31/07
-------------------------------     -----------------   -----------------   -----------------

CLASS C
Sale of shares                          65   $    686       4     $    62       93   $  1,747
Reinvestment of distributions           33        434      --          --       43        751
Shares repurchased                    (221)    (2,595)    (57)       (865)    (236)    (4,478)
                                    ------   --------   -----     -------   ------   --------
Net increase/(decrease)               (123)  $ (1,475)    (53)    $  (803)    (100)  $ (1,980)
                                    ======   ========   =====     =======   ======   ========

CLASS I
Sale of shares                         755   $  8,235      28     $   461      136   $  2,730
Reinvestment of distributions          189      2,695      --          --      242      4,464
Shares repurchased                  (1,246)   (13,835)   (270)     (4,322)  (1,228)   (24,465)
                                    ------   --------   -----     -------   ------   --------
Net increase/(decrease)               (302)  $ (2,905)   (242)    $(3,861)    (850)  $(17,271)
                                    ======   ========   =====     =======   ======   ========

                                    -----------------   -----------------   -----------------
---------------------                     4/1/08 -            1/1/08 -           1/1/07 -
SMALL-CAP GROWTH FUND                     3/31/09             3/31/08            12/31/07
---------------------               -----------------   -----------------   -----------------

CLASS A
Sale of shares                         223   $  5,428      65     $ 2,093      219   $  8,088
Reinvestment of distributions           --         --      --          --       --         --
Shares repurchased                    (607)   (14,130)   (165)     (5,240)    (951)   (34,952)
                                    ------   --------   -----     -------   ------   --------
Net increase/(decrease)               (384)  $ (8,702)   (100)    $(3,147)    (732)  $(26,864)
                                    ======   ========   =====     =======   ======   ========
CLASS B
Sale of shares                          17   $    363       4     $   114       28   $    950
Reinvestment of distributions           --         --      --          --       --         --
Shares repurchased                    (241)    (5,396)    (76)     (2,246)    (319)   (10,786)
                                    ------   --------   -----     -------   ------   --------
Net increase/(decrease)               (224)  $ (5,033)    (72)    $(2,132)    (291)  $ (9,836)
                                    ======   ========   =====     =======   ======   ========
CLASS C
Sale of shares                           6   $    140       1     $    38       20   $    673
Reinvestment of distributions           --         --      --          --       --         --
Shares repurchased                    (125)    (2,747)    (36)     (1,085)    (152)    (5,113)
                                    ------   --------   -----     -------   ------   --------
Net increase/(decrease)               (119)  $ (2,607)    (35)    $(1,047)    (132)  $ (4,440)
                                    ======   ========   =====     =======   ======   ========

                                    -----------------   -----------------   -----------------
---------------------------------         4/1/08 -            9/1/07 -            9/1/06 -
SMALL-CAP SUSTAINABLE GROWTH FUND         3/31/09             3/31/08             8/31/07
---------------------------------   -----------------   -----------------   -----------------

CLASS A
Sale of shares                         455   $  4,243     145     $ 1,427    1,023   $ 10,527
Reinvestment of distributions           --         --      --          --       --         --
Shares repurchased                  (1,029)    (8,332)   (207)     (2,057)     (45)      (463)
                                    ------   --------   -----     -------   ------   --------
Net increase/(decrease)               (574)  $ (4,089)    (62)    $  (630)     978   $ 10,064
                                    ======   ========   =====     =======   ======   ========

CLASS C
Sale of shares                          20   $    167       5     $    52        7   $     71
Reinvestment of distributions           --         --      --          --       --         --
Shares repurchased                     (13)       (88)     (2)        (19)      --         --
                                    ------   --------   -----     -------   ------   --------
Net increase/(decrease)                  7   $     79       3     $    33        7   $     71
                                    ======   ========   =====     =======   ======   ========

CLASS I
Sale of shares                       1,221   $  9,609     123     $ 1,221      544   $  5,578
Reinvestment of distributions           --         --      --          --       --         --
Shares repurchased                    (899)    (5,853)    (74)       (754)     (35)      (362)
                                    ------   --------   -----     -------   ------   --------
Net increase/(decrease)                322   $  3,756      49     $   467      509   $  5,216
                                    ======   ========   =====     =======   ======   ========

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009

                                    ------------------   -----------------   -----------------
                                    SHARES     AMOUNT    SHARES    AMOUNT    SHARES    AMOUNT
                                    ------    --------   ------   --------   ------   --------
                                    ------------------   -----------------   -----------------
---------------------                     4/1/08 -            5/1/07 -            5/1/06 -
STRATEGIC GROWTH FUND                     3/31/09             3/31/08             4/30/07
---------------------               ------------------   -----------------   -----------------

CLASS A
Sale of shares                         306    $  2,357      614   $  6,059      305   $  2,840
Reinvestment of distributions           --          --       --         --       --         --
Plan of Reorganization (Note 10)        --          --       --         --    8,665     81,385
Shares repurchased                  (2,012)    (14,759)  (2,761)   (28,148)  (3,718)   (35,194)
                                    ------    --------   ------   --------   ------   --------
Net increase/(decrease)             (1,706)   $(12,402)  (2,147)  $(22,089)   5,252   $ 49,031
                                    ======    ========   ======   ========   ======   ========

CLASS B
Sale of shares                          41    $    280       37   $    338       43   $    365
Reinvestment of distributions           --          --       --         --       --         --
Plan of Reorganization (Note 10)        --          --       --         --      737      6,239
Shares repurchased                    (313)     (2,140)    (407)    (3,755)    (563)    (4,831)
                                    ------    --------   ------   --------   ------   --------
Net increase/(decrease)               (272)   $ (1,860)    (370)  $ (3,417)     217   $  1,773
                                    ======    ========   ======   ========   ======   ========

CLASS C
Sale of shares                          19    $    119       25   $    225       17   $    146
Reinvestment of distributions           --          --       --         --       --         --
Plan of Reorganization (Note 10)        --          --       --         --      503      4,267
Shares repurchased                    (117)       (744)    (137)    (1,267)    (149)    (1,282)
                                    ------    --------   ------   --------   ------   --------
Net increase/(decrease)                (98)   $   (625)    (112)  $ (1,042)     371   $  3,131
                                    ======    ========   ======   ========   ======   ========

CLASS I
Sale of shares                          16    $    109        7   $     77       14   $    134
Reinvestment of distributions           --          --       --         --       --         --
Plan of Reorganization (Note 10)        --          --       --         --    1,112     10,446
Shares repurchased                     (75)       (473)    (131)    (1,352)    (406)    (3,957)
                                    ------    --------   ------   --------   ------   --------
Net increase/(decrease)                (59)   $   (364)    (124)  $ (1,275)     720   $  6,623
                                    ======    ========   ======   ========   ======   ========

                                    ------------------   -----------------   -----------------
------------------------                  4/1/08 -             7/1/07 -            7/1/06 -
VALUE OPPORTUNITIES FUND                  3/31/09              3/31/08             6/30/07
------------------------            ------------------   -----------------   -----------------

CLASS A
Sale of shares                       1,003    $  8,140    1,331   $ 17,217    4,021   $ 50,012
Reinvestment of distributions           44         338      153      1,900       19        225
Plan of Reorganization (Note 10)        --          --    2,769     39,206       --         --
Plan of Reorganization (Note 10)        --          --    2,309     26,352       --         --
Shares repurchased                  (2,643)    (23,963)  (1,672)   (20,903)    (619)    (8,213)
                                    ------    --------   ------   --------   ------   --------
Net increase/(decrease)             (1,596)   $(15,485)   4,890   $ 63,772    3,421   $ 42,024
                                    ======    ========   ======   ========   ======   ========

CLASS C
Sale of shares                         104    $    641       88   $  1,130       71   $    906
Reinvestment of distributions           --(1)        3       17        210        1         12
Plan of Reorganization (Note 10)        --          --      693      9,749       --         --
Plan of Reorganization (Note 10)        --          --      170      1,930       --         --
Shares repurchased                    (484)     (4,219)    (191)    (2,293)      (5)       (63)
                                    ------    --------   ------   --------   ------   --------
Net increase/(decrease)               (380)   $ (3,575)     777   $ 10,726       67   $    855
                                    ======    ========   ======   ========   ======   ========

CLASS I(2)
Sale of shares                           9    $    100       --   $     --       --   $     --
Reinvestment of distributions           --(1)        1       --         --       --         --
Shares repurchased                      --          --       --         --       --         --
                                    ------    --------   ------   --------   ------   --------
Net increase/(decrease)                  9    $    101       --   $     --       --   $     --
                                    ======    ========   ======   ========   ======   ========

(1)  Shares fewer than 500.

(2)  Inception date is June 6, 2008.

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009

6.  10% SHAREHOLDERS                                               9.  REGULATORY EXAMS

    At March 31, 2009, the Funds had individual shareholder            Federal and state regulatory authorities from time to time
    accounts and/or omnibus shareholder accounts (comprised of a       make inquiries and conduct examinations regarding compliance
    group of individual shareholders), which amounted to more          by Virtus (and, prior to the spin-off described in Note 3,
    than 10% of the total shares outstanding of the Funds as           PNX) and its subsidiaries (collectively "the Company") with
    detailed below.                                                    securities and other laws and regulations affecting their
                                                                       registered products.
                                                 NUMBER OF
                                   % OF SHARES    ACCOUNTS             There are currently no such matters which the Company
                                   -----------   ---------             believes will be material to these financial statements.
    All-Cap Growth Fund ........        24%          1
    Growth Opportunities Fund ..        21           1*            10. PLANS OF REORGANIZATION
    Quality Small-Cap Fund .....        16           1                 (ALL AMOUNTS EXCEPT FOR PER SHARE AMOUNTS ARE REPORTED IN
    Small-Cap Sustainable ......                                       THOUSANDS)
     Growth Fund ...............        71           2*
    Value Opportunities Fund ...        15           1*                On February 22, 2008, the Value Opportunities Fund ("Value
                                                                       Opportunities") acquired all of the net assets of Phoenix
    *    INCLUDES SHAREHOLDER ACCOUNT AFFILIATED WITH VIRTUS.          Focused Value Fund ("Focused Value") pursuant to an Agreement and Plan of Reorganization provided to shareholders in a
7. CREDIT RISK AND ASSET CONCENTRATIONS                                Prospectus/Information Statement on December 11, 2007. The
                                                                       acquisition was accomplished by a tax-free exchange of 2,309
    In countries with limited or developing markets, investments       Class A shares and 170 Class C shares of Value Opportunities
    may present greater risks than in more developed markets and       (valued at $26,352 and $1,930, respectively) for 1,632 Class
    the prices of such investments may be volatile. The                A shares, 125 and Class C shares of Focused Value outstanding
    consequences of political, social or economic changes in           on February 22, 2008. Focused Value had net assets on that
    these markets may have disruptive effects on the market            date of $28,282 including $1,855 of net unrealized
    prices of these investments and the income they generate, as       depreciation which were combined with those of Value
    well as a Fund's ability to repatriate such amounts.               Opportunities. The aggregate net assets of Value
                                                                       Opportunities immediately after the merger were $110,025. The
    High-yield/high-risk securities typically entail greater           shareholders of each class of Focused Value received for each
    price volatility and/or principal and interest rate risk.          share owned approximately 1.42 and 1.37 shares, respectively,
    There is a greater chance that an issuer will not be able to       of Class A and Class C shares of Value Opportunities.
    make principal and interest payments on time. Analysis of the
    creditworthiness of issuers of high-yield securities may be        On November 16, 2007, the Growth & Income Fund ("Growth &
    complex, and as a result, it may be more difficult for the         Income") acquired all of the net assets of Phoenix Rising
    Adviser and/or Subadviser to accurately predict risk.              Dividends Fund ("Rising Dividends") pursuant to an Agreement and Plan of Reorganization provided to shareholders in a
    Certain Funds may invest a high percentage of their assets in      Prospectus/Information Statement on September 14, 2007. The
    specific sectors of the market in their pursuit of a greater       acquisition was accomplished by a tax-free exchange of 309
    investment return. Fluctuations in these sectors of                Class A shares, 74 Class B shares, 76 Class C shares, and
    concentration may have a greater impact on a Fund, positive        1,954 Class I shares of Growth & Income (valued at $5,597,
    or negative, than if a Fund did not concentrate its                $1,285, $1,319 and $35,381, respectively) for 384 Class A
    investments in such sectors.                                       shares, 89 Class B shares, 91 Class C shares, and 2,421 Class
                                                                       I shares of Rising Dividends outstanding on November 16,
    At March 31, 2009, the Funds listed held securities issued by      2007. Rising Dividends had net assets on that date of $43,581
    various companies in specific sectors as detailed below:           including $5,106 of net unrealized depreciation which were combined with those of Growth & Income. The aggregate net
                                                   PERCENTAGE          assets of Growth & Income immediately after the merger were
                                                    OF TOTAL           $302,870. The shareholders of each class of Rising Dividends
    FUND                         SECTOR           INVESTMENTS          received for each share owned approximately 0.81, 0.83, 0.83
    ----                 ----------------------   -----------          and 0.81 shares, respectively, of Class A, Class B, Class C
    All-Cap                                                            and Class I shares of Growth & Income.
       Growth
       Fund ..........   Information Technology        35%             On September 21, 2007, the Mid-Cap Growth Fund ("Mid-Cap
    Growth                                                             Growth") acquired all of the net assets of Phoenix Earnings
       Opportunities                                                   Driven Growth Fund of Phoenix Opportunities Trust ("Earnings
       Fund ..........   Information Technology        40              Driven Growth") pursuant to a reorganization approved by the
    Quality                                                            Board of Trustees of Phoenix Opportunities Trust. The
       Small-Cap                                                       acquisition was accomplished by a tax-free exchange of 673
       Fund ..........         Industrials             30              Class A shares, 489 Class B shares, 390 Class C shares and
    Small-Cap                                                          115 Class I shares of
       Growth
       Fund ..........   Information Technology        29
    Small-Cap
       Sustainable
       Growth
       Fund ..........   Information Technology        40
    Strategic
       Growth
       Fund ..........   Information Technology        34

8.  INDEMNIFICATIONS

    Under the Funds' organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009

    Mid-Cap Growth (valued at $11,960, $7,717, $6,155, and         On October 6, 2006, the Strategic Growth Fund acquired all of
    $2,029, respectively) for 605 Class A shares, 422 Class B      the net assets of the Phoenix Large-Cap Growth Fund
    shares, 336 Class C shares and 99 Class I shares of Earnings   ("Large-Cap Growth Fund") pursuant to an Agreement and Plan
    Driven Growth outstanding on September 21, 2007. Earnings      of Reorganization approved by the Board of Trustees of the
    Driven Growth had net assets on that date of $27,861           Strategic Equity Series Fund on August 23, 2006. The
    including $4,068 of net unrealized appreciation which were     acquisition was accomplished by a tax-free exchange of 1,112
    combined with those of Mid-Cap Growth. The aggregate net       Class X shares, 8,665 Class A shares, 737 Class B shares, and
    assets of Mid-Cap Growth immediately after the merger were     503 Class C shares of the Large-Cap Growth Fund outstanding
    $154,830. The shareholders of each class of Earnings Driven    on October 6, 2006 (valued at $10,446, $81,385, $6,239, and
    Growth received for each share owned approximately 1.11,       $4,267, respectively) for 827 Class X shares, 6,735 Class A
    1.16, 1.16, and 1.16 shares, respectively, of Class A, Class   shares, 559 Class B shares and 383 Class C shares of the
    B, Class C and Class I shares of Mid-Cap Growth.               Strategic Growth Fund outstanding on October 6, 2006. The
                                                                   Large-Cap Growth Fund had net assets on that date of $102,337
    On July 13, 2007, the Value Opportunities Fund ("Value         including $10,792 of net appreciation, which were combined
    Opportunities") acquired all of the net assets of Phoenix      with those of the Strategic Growth Fund. The aggregate net
    Value Equity Fund ("Value Equity") pursuant to an Agreement    assets of Strategic Growth Fund immediately after the merger
    and Plan of Reorganization provided to shareholders in a       were $202,292. The shareholders of each Class of the
    Prospectus/Information Statement on June 1, 2007. The          Large-Cap Growth Fund received for each share owned
    acquisition was accomplished by a tax-free exchange of 2,769   approximately 1.35, 1.29, 1.32 and 1.31 shares, respectively,
    Class A shares and 693 Class C shares of Value Opportunities   of Class X, Class A, Class B and Class C shares of the same
    (valued at $39,206, and $9,749, respectively) for 2,130 Class  class of the Strategic Growth Fund.
    A shares and 553 Class C shares of Value Equity outstanding on July 13, 2007. Value Equity had net assets on that date of
    $48,955 including $9,066 of net unrealized depreciation which were combined with those of Value Opportunities. The
    aggregate net assets of Value Opportunities immediately after the merger were $104,542. The shareholders of each class of
    Value Equity received for each share owned approximately 1.30 and 1.25 shares, respectively, of Class A and Class C shares of Value Opportunities.

11. FEDERAL INCOME TAX INFORMATION
    ($ REPORTED IN THOUSANDS)

    At March 31, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

                                                                                       NET UNREALIZED
                                             FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
    FUND                                    TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
    ----                                    --------   ------------   --------------   --------------
    All-Cap Growth Fund .................   $ 58,640      $2,044         $(14,069)       $(12,025)
    Growth & Income Fund ................    127,306       7,017           (7,147)           (130)
    Growth Opportunities Fund ...........     20,121       1,381           (2,961)         (1,580)
    Income & Growth Fund ................    188,267       5,167          (20,178)        (15,011)
    Mid-Cap Growth Fund .................     83,087       2,685          (24,609)        (21,924)
    Quality Small-Cap Fund ..............     80,721         896          (23,437)        (22,541)
    Small-Cap Core Fund .................     36,950       1,206           (6,095)         (4,889)
    Small-Cap Growth Fund ...............     56,835       2,434          (12,061)         (9,627)
    Small-Cap Sustainable Growth Fund ...     10,956         543           (3,205)         (2,662)
    Strategic Growth Fund ...............     92,778       2,947          (17,314)        (14,367)
    Value Opportunities Fund ............     53,778       3,120           (9,620)         (6,500)

    The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                            EXPIRATION YEAR
                                   -------------------------------------------------------------
                                    2010      2011     2012    2014    2016      2017     TOTAL
                                   ------   -------   ------   ----   ------   -------   -------
    All-Cap Growth Fund ........   $   --   $    --   $   --   $ --   $   --   $ 7,094   $ 7,094
    Growth & Income Fund .......    9,552    18,605    2,953     --       --     6,192    37,302
    Growth Opportunities Fund ..    8,526     3,012       --     --       --     9,967    21,505
    Income & Growth Fund .......       --        --       --     --       --     2,539     2,539
    Mid-Cap Growth Fund ........   30,519        --       --     --    3,884     9,046    43,449
    Quality Small-Cap Fund .....       --        --       --     --       --     2,331     2,331
    Small-Cap Core Fund ........       --        --       --     --       --     4,753     4,753
    Small-Cap Growth Fund ......   66,001     8,840       --     --       --     3,054    77,895
    Small-Cap Sustainable
       Growth Fund .............       --        --       --      2      310     1,243     1,555
    Strategic Growth Fund ......   39,493    13,554      329    686       --    15,188    69,250
    Value Opportunities Fund ...       --       407       --     --       --    25,023    25,430

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009

    The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. The Growth & Income Fund's, the Mid-Cap Growth Fund's, the Strategic Growth Fund's and the Value Opportunities Fund's amounts include losses acquired in connection with prior year mergers. Utilization of these capital loss carryovers is subject to annual limitations.

    The following Funds had capital loss carryovers which expired in 2009:

    FUND
    ----
    Growth & Income Fund .......   $ 3,593
    Growth Opportunities Fund ..       689
    Mid-Cap Growth Fund ........    21,884
    Strategic Growth Fund ......    23,019

    Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended March 31, 2009, the Funds deferred and recognized post-October losses as follows:

                                             CAPITAL     CAPITAL    CURRENCY
                                              LOSS        LOSS        LOSS
                                            DEFERRED   RECOGNIZED   DEFERRED
                                            --------   ----------   --------
    All-Cap Growth Fund .................    $ 4,736     $   --     $  --
    Growth & Income Fund ................     46,815      5,031        --
    Growth Opportunities Fund ...........      7,576      3,762        --
    Income & Growth Fund ................     30,406         --        69
    Mid-Cap Growth Fund .................     22,105         --        --
    Quality Small-Cap Fund ..............     12,220         --        --
    Small-Cap Core Fund .................      3,775         --        --
    Small-Cap Growth Fund ...............     19,659         --        --
    Small-Cap Sustainable Growth Fund ...      3,219         --        --
    Strategic Growth Fund ...............     17,145      1,052        --
    Value Opportunities Fund ............     14,961      5,914        --

    The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the Schedules of Investments) consist of the following:

                                                  UNDISTRIBUTED
                                  UNDISTRIBUTED     LONG-TERM
                                     ORDINARY        CAPITAL
                                     INCOME           GAINS
                                  -------------   -------------
    Growth & Income  Fund .....      $1,126            $--
    Income & Growth  Fund .....         555             --
    Quality Small-Cap Fund ....         307             --
    Value Opportunities Fund ..         367             --

    The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

12. RECLASSIFICATION OF CAPITAL ACCOUNTS
    ($ REPORTED IN THOUSANDS)

    For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of March 31, 2009, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                                          CAPITAL PAID IN
                                            ON SHARES OF    UNDISTRIBUTED NET    ACCUMULATED
                                             BENEFICIAL     INVESTMENT INCOME   NET REALIZED
                                              INTEREST           (LOSS)          GAIN (LOSS)
                                           --------------   -----------------   ------------
    All-Cap Growth Fund ................     $   (520)            $  507          $    13
    Growth & Income Fund ...............       (3,630)                (3)           3,633
    Growth Opportunities Fund ..........         (871)               182              689
    Income & Growth Fund ...............          393                222             (615)
    Mid-Cap Growth Fund ................      (20,556)               447           20,109
    Quality Small-Cap Fund .............           (1)                 1               --
    Small-Cap Core Fund ................          242                  3             (245)
    Small-Cap Growth Fund ..............       (1,258)             1,255                3
    Small-Cap Sustainable Growth Fund ..         (101)               101               --
    Strategic Growth Fund ..............      (23,565)               546           23,019
    Value Opportunities Fund ...........           (6)               (20)              26

                               VIRTUS EQUITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009

13. RECENTLY ISSUED ACCOUNTING STANDARDS                           14. MARKET CONDITIONS

    In April 2009, FASB issued FASB Staff Position No. 157-4,          Events in the financial sector have resulted in an unusually
    DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY       high degree of volatility in the financial markets and the
    FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND        net asset value of many mutual funds, including the Funds.
    IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4").       Such events include, but are not limited to, the seizure of
    FSP 157-4 is effective for fiscal years and interim periods        the Federal National Mortgage Association and the Federal
    ending after June 15, 2009. FSP 157-4 provides additional          Home Loan Mortgage Corporation by U.S. banking regulators,
    guidance for estimating fair value in accordance with SFAS         the bankruptcy filing of Lehman Brothers and sale of Merrill
    157 (see Note 2A) when the volume and level of activity for        Lynch to Bank of America, and the government bailout of AIG.
    the asset or liability have significantly decreased. FSP           These companies represent financial institutions with which
    157-4 also includes guidance on identifying circumstances          certain of the Funds may conduct business and/or whose
    that indicate a transaction is not orderly. FSP 157-4 requires     securities are or may be held by the Funds. The potential
    entities to describe the inputs used in valuation techniques       investment of each Fund's investments in these issuers, and
    used to measure fair value and changes in inputs over the          the financial sector in general, as reflected in each Fund's
    period. FSP 157-4 expands the three-level hierarchy                Schedule of Investments, exposes investors to the negative
    disclosure and the level three-roll forward disclosure for         (or positive) performance resulting from these and other
    each major security type as described in paragraph 19 of FAS       events.
    No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND
    EQUITY SECURITIES. Management is currently evaluating the      15. SUBSEQUENT EVENTS
    impact the implementation of FSP 157-4 will have on the
    Funds' financial statement disclosures, if any.                    Effective April 24, 2009, the Virtus All-Cap Growth Fund,
                                                                       formerly a series of Virtus Equity Trust, was merged with and
    In March 2008, Statement of Financial Accounting Standards         into the Virtus Strategic Growth Fund, a separate series of
    No. 161, "Disclosures about Derivative Instruments and             Virtus Equity Trust.
    Hedging Activities" ("SFAS 161") was issued and is effective
    for fiscal years and interim periods beginning after November      Effective May 1, 2009, the Virtus Income & Growth Fund
    15, 2008. SFAS 161 is intended to improve financial reporting      changed its name to Virtus Tactical Allocation Fund, and its
    for derivative instruments by requiring enhanced disclosure        investment objective will be changed effective June 1, 2009.
    that enables investors to understand how and why a fund uses       As of the latter date, the Fund's investment objective will
    derivatives, how derivatives are accounted for, and how            be to seek capital appreciation and income. In addition, the
    derivative instruments affect a fund's results of operations       Board of Trustees has approved and recommended for approval
    and financial position. Management is currently evaluating         by shareholders at a Special Meeting of Shareholders to be
    the impact of SFAS 161 on financial statement disclosures, if      held on June 4, 2009, a proposal to replace Goodwin with SCM
    any.                                                               Advisors LLC ("SCM") as the Fund's subadviser responsible for the management of the Fund's fixed income portfolio. SCM is an indirect wholly-owned subsidiary of Virtus. The
                                                                       subadviser's fee will be paid by the Adviser, not by the
                                                                       Fund. A proxy statement describing the proposal was filed
                                                                       with the Securities and Exchange Commission and mailed to the shareholders of the Fund on April 16, 2009.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(PRICEWATERHOUSECOOPERS LOGO)

To the Board of Trustees and Shareholders of Virtus Equity Trust

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus All-Cap Growth Fund (formerly Phoenix All-Cap Growth Fund), Virtus Growth & Income Fund (formerly Phoenix Growth & Income Fund), Virtus Growth Opportunities Fund (formerly Phoenix Growth Opportunities Fund), Virtus Income & Growth Fund (formerly Phoenix Income & Growth Fund), Virtus Mid-Cap Growth Fund (formerly Phoenix Mid-Cap Growth Fund), Virtus Quality Small-Cap Fund (formerly Phoenix Quality Small-Cap Fund), Virtus Small-Cap Core Fund (formerly Phoenix Small-Mid Cap Value Fund), Virtus Small-Cap Growth Fund (formerly Phoenix Small-Cap Growth
Fund), Virtus Small-Cap Sustainable Growth Fund (formerly Phoenix Small-Cap Sustainable Growth Fund), Virtus Strategic Growth Fund (formerly Phoenix Strategic Growth Fund) and Virtus Value Opportunities Fund (formerly Phoenix Value Opportunities Fund) (eleven series of Virtus Equity Trust (formerly Phoenix Equity Trust), hereafter referred to as the "Funds") at March 31, 2009, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for Virtus All-Cap Growth Fund, Virtus Growth & Income Fund, Virtus Income & Growth Fund, Virtus Mid-Cap Growth Fund, Virtus Quality Small-Cap Fund, Virtus Small-Cap Core Fund, Virtus Small-Cap Growth Fund, Virtus Small-Cap Sustainable Growth Fund, Virtus Strategic Growth Fund and Virtus Value Opportunities Fund for each of the periods indicated and the financial highlights for Virtus Growth Opportunities Fund for each of the periods indicated beginning with the period ended September 30, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Financial Highlights for each of the two years in the period ended September 30, 2005 for Virtus Growth Opportunities Fund were audited by other independent accountants whose report dated November 18, 2005, expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP

Philadelphia, PA
May 22, 2009

                               VIRTUS EQUITY TRUST
                             TAX INFORMATION NOTICE
                                   (UNAUDITED)
                                 MARCH 31, 2009

For the fiscal year ended March 31, 2009, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends ("QDI") to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Funds which qualifies for the dividends received deduction ("DRD") for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Funds designate the amounts below, or if subsequently different, as long-term capital gains dividends ("LTCG") ($ reported in Thousands).

                            QDI   DRD   LTCG
                            ---   ---   ----
All-Cap Growth Fund           0%    0%   $--
Growth & Income Fund        100   100     --
Growth Opportunities Fund     0     0     --
Income & Growth Fund         36    35     --
Mid-Cap Growth Fund           0     0     --
Quality Small-Cap Fund      100   100     --
Small-Cap Core Fund         100   100     --
Small-Cap Growth Fund         0     0     --
Small-Cap Sustainable
   Growth Fund                0     0     --
Strategic Growth Fund         0     0     --
Value Opportunities Fund    100   100     --

              CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)

The Board of Trustees of the Trust, along with the Boards of       With respect to the sub-advisory Agreements, the Board noted that
Trustees of the other trusts in the Virtus Mutual Funds family of  each subadviser provided portfolio management, compliance with
funds (collectively, the "Board"), are responsible for             the respective Fund's investment policies and procedures,
determining whether to approve the establishment and continuation  compliance with applicable securities laws and assurances
of each investment advisory and sub-advisory agreement (each, an   thereof. In considering the renewal of the sub-advisory
"Agreement") applicable to the Virtus Mutual Funds (collectively,  Agreements, therefore, the Board considered each subadviser's
the "Funds"). At meetings held on November 18 - 20, 2008, the      investment management process, including (a) the experience,
Board, including a majority of the independent Trustees,           capability and integrity of the subadviser's management and other
considered and approved the continuation of each Agreement, as     personnel committed by the subadviser to its respective Fund(s);
further discussed below. In approving each Agreement, the Board    (b) the financial position of the subadviser; (c) the quality and determined that the continued retention of the applicable adviser  commitment of the subadviser's regulatory and legal compliance
or subadviser was in the best interests of the Funds and their     policies, procedures and systems; and (d) the subadviser's
shareholders. The Trustees considered each Fund separately,        brokerage and trading practices.
though they also collectively took into account those interests
that all the Funds had in common.                                  After considering all of the information provided to them, the
                                                                   Trustees concluded that the nature, extent and quality of the
In reaching their decisions, the Board considered information      services provided by VIA and each subadviser were reasonable and
furnished throughout the year at regular Board meetings as well    beneficial to the Funds and their shareholders.
as information prepared specifically in connection with the
annual review process. During the review process, the Board        INVESTMENT PERFORMANCE. The Board placed significant emphasis on
received assistance and advice from, and met separately with,      its consideration of the investment performance of the Funds, in independent legal counsel. The Board's determination contemplated  view of its importance to shareholders, and evaluated Fund
a number of factors that the Trustees believed, in light of the    performance in the context of the special considerations that a
legal advice furnished to them as well as their own business       manager-of-managers structure requires. The Board also considered
judgment, to be relevant. Some of the factors that the Board       that VIA continued to be proactive in seeking to replace and/or
considered are described below, although the Trustees did not      add subadvisers as necessary, with a view toward improving Fund
identify any particular information or factor as controlling but   performance over the long term.
instead considered the Agreements in the totality of the
circumstances. Each individual Trustee may have evaluated the      While consideration was given to performance reports and
information presented differently, giving different weights to     discussions at Board meetings throughout the year, particular
different factors.                                                 attention in assessing such performance was given to a report
                                                                   (the "Lipper Report") for the Funds prepared by Lipper Inc.
NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the        ("Lipper") and furnished specifically for the contract renewal
Funds(1) are managed using a "manager of managers" structure that  process. (Lipper is an independent provider of investment company
generally involves the use of one or more subadvisers to manage    data retained by the Funds for this purpose.) The Lipper Report
some or all of a Fund's portfolio. Under this structure, Virtus    presented each Fund's short-term and long-term performance
Investment Advisers, Inc. ("VIA") is responsible for evaluating    relative to a peer group of other mutual funds and relevant
and selecting subadvisers on an ongoing basis and making any       benchmarks, as selected by Lipper. The Board considered the
recommendations to the Board regarding hiring, retaining or        composition of each peer group, selection criteria and the
replacing subadvisers. In considering the Agreement with VIA,      appropriateness of the benchmark used for each Fund. The Board
therefore, the Trustees considered VIA's process for supervising   also assessed each Fund's performance in the context of its
and managing the Funds' subadvisers, including (a) VIA's ability   review of the fees and expenses of each Fund as well as VIA's
to select and monitor the subadvisers; (b) VIA's ability to        profitability.
provide the services necessary to monitor the subadvisers'
compliance with the Funds' respective investment objectives,       The Board noted that while many of the Funds had generally
policies and restrictions as well as provide other oversight       performed in line with their respective benchmarks and peer
activities; and (c) VIA's ability and willingness to identify      groups during the periods measured, some of the Funds had
instances in which a subadviser should be replaced and to carry    underperformed in comparison with their respective benchmarks
out the required changes. The Trustees also considered: (d) the    and/or peer groups. The Board noted that certain of the Funds'
experience, capability and integrity of VIA's management and       underperformance was slight, and that some of the Funds
other personnel; (e) the financial position of VIA; (f) the        underperforming their benchmarks and/or peer groups for a given
quality of VIA's own regulatory and legal compliance policies,     period had outperformed such benchmarks and/or peer groups during
procedures and systems; (g) the nature, extent and quality of      other periods. Where significant, the Board extensively
administrative and other services provided by VIA to the Funds;    considered the performance of the underperforming Funds and the
and (h) VIA's supervision of the Funds' other service providers.   reasons for the performance issues. The Board discussed the
Finally, the Board also noted the extent of benefits that are      possible reasons for the underperformance with VIA, and spoke
provided to Fund shareholders as a result of being part of the     with representatives from VIA regarding plans to monitor and
family of Virtus Mutual Funds, including the right to exchange     address performance issues during the coming year.
investments between the same class of Funds without a sales
charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

----------
(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUNDS THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WERE VIRTUS GROWTH & INCOME FUND, WHICH IS A SERIES OF VIRTUS EQUITY TRUST; AND VIRTUS WEALTH ACCUMULATOR FUND, VIRTUS WEALTH BUILDER FUND, VIRTUS DIVERSIFIER FUND AND VIRTUS ALTERNATIVES DIVERSIFIER FUND, WHICH ARE SERIES OF VIRTUS OPPORTUNITIES TRUST. VIA ACTED AS THE ADVISER FOR THESE FUNDS WITHOUT EMPLOYING A SUBADVISER, AND THE BOARD CONSIDERED THE VIA AGREEMENT WITH RESPECT TO THESE FUNDS IN THAT CONTEXT.

              CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)

The Board ultimately determined, within the context of all of its  The Board did not receive comparative fee information relating considerations in connection with the Agreements, that the Funds'  specifically to sub-advisory fees, in light of the fact that the overall investment performance was reasonable, and concluded that  sub-advisory fees are paid by VIA and not by the Funds, so that
VIA's and each subadviser's performance record and process in      Fund shareholders are not directly impacted by those fees.
managing the Funds merited approval of the continuation of the
Agreements. However, the Board noted that certain Funds'           ECONOMIES OF SCALE. The Board noted that the management fees for
performance would continue to be closely monitored and it          several of the Funds included breakpoints based on assets under expected that if performance over a longer period of time did not  management, and that fee waivers and/or expense caps were also in
improve the adviser would recommend that the subadviser be         place for several of the Funds. The Board determined that VIA and
replaced in a timely manner.                                       the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that
PROFITABILITY. The Board also considered the level of profits      shareholders of the Funds would have an opportunity to benefit
realized by VIA and its affiliates in connection with the          from these economies of scale.
operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for  In considering the sub-advisory Agreements, the Board also its management of the Virtus Mutual Funds, as well as its profits  considered the existence of any economies of scale and whether
and those of its affiliates for managing and providing other       they would be passed along to the Funds' shareholders, but noted
services to each Fund. In addition to the fees paid to VIA and     that any such economies would likely be generated at the Fund
its affiliates, the Trustees considered any other benefits         level rather than at the subadviser level.
derived by VIA or its affiliates from their relationship with the
Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the
allocations appeared reasonable, and concluded that the
profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The
Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. Finally, the Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

                   CONSIDERATION OF SUBADVISORY AGREEMENT FOR
          VIRTUS TACTICAL ALLOCATION FUND (FORMERLY THE VIRTUS INCOME &
               GROWTH FUND) (THE "FUND") BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)

    The Board, including a majority of the independent Trustees,       1) the nature, extent and quality of the services to be
last renewed the investment advisory agreement (the "Advisory       provided by SCM Advisors, including SCM Advisors' investment
Agreement") between Virtus Investment Advisers, Inc. (the           approach and the experience of the investment team;
"Adviser") and the Fund, and the investment subadvisory agreement
between the Adviser and Goodwin Capital Advisers, Inc.                 2) the rate of the investment subadvisory fee that would be
("Goodwin"), at a meeting held on November 18-20, 2008. It was      paid by the Adviser (and not the Fund) under the Subadvisory
noted that Goodwin managed only the fixed income portion of the     Agreement, and the advisory fee paid by the Fund, both of
Fund's portfolio. At a Board meeting held on February 24-25,        which would remain unchanged, at this time, from the fees paid
2009, the Board noted that Management was proposing that SCM        under the previous subadvisory agreement and Advisory
Advisors, LLC ("SCM Advisors") be appointed as the new subadviser   Agreement; and
with respect to the fixed income portion of the Fund's portfolio,
and enter into a new subadvisory agreement (the "Subadvisory           3) the performance of SCM Advisors' composite with
Agreement") which, if approved by the Board, would need to be       substantially similar investment objectives, strategies and
approved by shareholders of the Fund at a shareholder meeting       policies as the Fund.
scheduled to be held on June 4, 2009. If approved by
shareholders, the Subadvisory Agreement would become effective on      In considering the profitability to SCM Advisors of its
or about June 8, 2009. The Board noted Management's                 relationship with the Fund, the Board noted that the fees
representations that the Fund would benefit from SCM Advisors'      under the Subadvisory Agreement were paid by the Adviser out
management as evidenced by its stronger performance history of      of the advisory fees that it receives under the Advisory
similar fixed income strategies.                                    Agreement, and that the subadvisory fees would be paid at the same level as under the previous subadvisory agreement. For
    In evaluating the proposal to appoint SCM Advisors, the Board   these reasons, the profitability to SCM Advisors of its
requested and evaluated information provided by the Adviser and     relationship with the Fund was not a material factor in the
SCM Advisors which, in the Board's view, constituted information    Board's deliberations. For similar reasons, the Board did not
necessary for the Board to form a judgment as to whether the        consider the potential economies of scale in SCM Advisors'
subadviser change would be in the best interests of the Fund and    management of the Fund to be a material factor in its
its shareholders. Prior to making its final decision, the Board     consideration. Based on all the foregoing reasons, the Board
met privately with their independent counsel to discuss the         concluded that the proposed Subadvisory Agreement was
information provided.                                               favorable for shareholders because shareholders could benefit from management of the Fund's assets by the fixed income
    In their deliberations, the Trustees did not identify any       investment team at SCM Advisors.
particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors.
In recommending that shareholders approve this proposal, the
Trustees considered various factors, including:

                         RESULTS OF SHAREHOLDER MEETING
                               VIRTUS EQUITY TRUST
                                 MARCH 31, 2009
                                   (UNAUDITED)

A special meeting of shareholders of Virtus All-Cap Growth Fund, a former series of Virtus Equity Trust (the "Fund") was held on March 27, 2009 to vote on a proposal to approve an Agreement and Plan of Reorganization to merge the Fund into Virtus Strategic Growth Fund, a series of Virtus Equity Trust. The special meeting was adjourned until April 21, 2009 due to insufficient votes to pass the proposal.





                         RESULTS OF SHAREHOLDER MEETING
                               VIRTUS EQUITY TRUST
                                 APRIL 21, 2009
                                   (UNAUDITED)

At a reconvened special meeting of shareholders of Virtus All-Cap Growth Fund, a former series of Virtus Equity Trust, held on April 21, 2009, shareholders voted on the following proposal:

NUMBER OF ELIGIBLE SHARES VOTED:

                                                           FOR      AGAINST   ABSTAIN
                                                        ---------   -------   -------
To approve an Agreement and Plan of
Reorganization to merge Virtus All-Cap Growth
Fund, a former series of Virtus Equity Trust
into Virtus Strategic Growth Fund, a
series of Virtus Equity Trust .......................   2,793,350   104,025   356,475

                             FUND MANAGEMENT TABLES
                                   (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust as of March 31, 2009, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

         NAME,
     YEAR OF BIRTH,
    YEAR ELECTED AND                      PRINCIPAL OCCUPATION(S)
    NUMBER OF FUNDS                       DURING PAST 5 YEARS AND
        OVERSEEN                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------
Leroy Keith, Jr.          Managing Director, Almanac Capital Management
YOB: 1939                 (commodities business) (2007-present). Partner,
Elected: 1993             Stonington Partners, Inc. (private equity firm)
49 Funds                  (2001-2007). Director/Trustee, Evergreen Funds (88
                          portfolios).

Philip R. McLoughlin      Partner, Cross Pond Partners, LLC (2006-Present).
YOB: 1946                 Director, World Trust Fund. Chairman and Trustee, The
Elected: 1993             Phoenix Edge Series Fund (2003-present). Director, DTF
51 Funds                  Tax-Free Income Fund, Inc., Duff & Phelps Utility and
                          Corporate Bond Trust, Inc. and DNP Select Income Fund,
                          Inc. Managing Director, SeaCap, Asset Management Fund
                          I L.P.

Geraldine M. McNamara     Retired. Managing Director, U.S. Trust Company of New
YOB: 1951                 York (private bank) (1982-2006).
Elected: 2001
51 Funds

James M. Oates            Managing Director, Wydown Group (consulting firm)
YOB: 1946                 (1994-present). Chairman, Hudson Castle Group, Inc.
Elected: 1993             (formerly IBEX Capital Markets, Inc.) (financial
49 Funds                  services) (1997-2006). Director, Stifel Financial.
                          Chairman and Trustee, John Hancock Trust (93
                          portfolios) and John Hancock Funds II (74 portfolios).
                          Non-Executive Chairman, Hudson Castle Group, Inc.

Richard E. Segerson       Managing Director, Northway Management Company
YOB: 1946                 (1998-present).
Elected: 1998
49 Funds

Ferdinand L.J. Verdonck   Retired. Director, Galapagos N.V. (biotechnology). Mr.
YOB: 1942                 Verdonck is also a director of several non-U.S.
Elected: 2004             companies.
49 Funds

                                   (UNAUDITED)

                               INTERESTED TRUSTEE

    The individual listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

          NAME,
     YEAR OF BIRTH,
    YEAR ELECTED AND                      PRINCIPAL OCCUPATION(S)
    NUMBER OF FUNDS                       DURING PAST 5 YEARS AND
        OVERSEEN                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------   ------------------------------------------------------
George R. Aylward(1)      Director, President and Chief Executive Officer
YOB: 1964                 (2008-present), Director and President (2006-2008),
Elected: 2006             Chief Operating Officer (2004-2006), Vice President,
51 Funds                  Finance (2001-2002), Virtus Investment Partners, Inc.
                          and/or certain of its subsidiaries. Senior Executive
                          Vice President and President, Asset Management
                          (2007-2008), Senior Vice President and Chief Operating
                          Officer, Asset Management (2004-2007), Vice President
                          and Chief of Staff (2001-2004), The Phoenix Companies,
                          Inc. Various senior officer and directorship positions
                          with Phoenix affiliates (2005-2008). President (2006-
                          present), Executive Vice President (2004-2006), the
                          Virtus Mutual Funds Family. Chairman, President and
                          Chief Executive Officer, The Zweig Fund Inc. and The
                          Zweig Total Return Fund Inc. (2006-present).

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with Virtus Investment Partners, Inc. and/or its affiliates.

                                   (UNAUDITED)

                    OFFICERS OF THE FUND WHO ARE NOT TRUSTEES

                          POSITION(S) HELD WITH
NAME, ADDRESS AND          TRUST AND LENGTH OF                                    PRINCIPAL OCCUPATION(S)
   YEAR OF BIRTH               TIME SERVED                                          DURING PAST 5 YEARS
------------------   ------------------------------   ------------------------------------------------------------------------------
Nancy G. Curtiss     Senior Vice President            Executive Vice President, Head of Operations (since 2009), Senior Vice
YOB: 1952            since 2006.                      President, Operations (2008-2009), Vice President, Head of Asset
                                                      Management Operations (2007-2008), Vice President (2003-2007), Virtus
                                                      Investment Partners, Inc. and/or certain of its subsidiaries. Assistant
                                                      Treasurer (2001-2009), VP Distributors, Inc. (f/k/a Phoenix Equity
                                                      Planning Corporation). Ms. Curtiss is also Treasurer of various other investment companies within the Virtus Mutual Funds Complex (1994-present).

Francis G. Waltman   Senior Vice President            Executive Vice President, Head of Product Management (since 2009), Senior
YOB: 1962            since 2008.                      Vice President, Asset Management Product Development (2008-2009), Senior
                                                      Vice President, Asset Management Product Development (2005-2007), Virtus
                                                      Investment Partners, Inc. and/or certain of its subsidiaries. Director
                                                      (since 2008), Director and President (2006-2007), VP Distributors, Inc.
                                                      (f/k/a Phoenix Equity Planning Corporation). Director and Senior Vice
                                                      President (since 2008), Senior Vice President (2006-2007), Virtus Investment
                                                      Advisers, Inc.

Marc Baltuch         Vice President and               Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present). Vice
c/o Zweig-DiMenna    Chief Compliance Officer         President, The Zweig Total Return Fund, Inc. (2004-present). Vice President,
Associates, LLC      since 2004.                      The Zweig Fund, Inc. (2004-present). President and Director of Watermark
900 Third Avenue                                      Securities, Inc. (1991-present). Assistant Secretary, Gotham Advisors Inc.
New York, NY 10022                                    (1990-2005).
YOB: 1945

W. Patrick Bradley   Chief Financial Officer and      Senior Vice President, Fund Administration (since 2009), Vice President,
YOB: 1972            Treasurer since 2006.            Fund Administration (2007-2009), Second Vice President, Fund Control & Tax
                                                      (2004-2006), Virtus Investment Partners, Inc. and/or certain of its subsidiaries. Vice President, Chief Financial Officer, Treasurer and
                                                      Principal Accounting Officer (2006-present), Assistant Treasurer
                                                      (2004-2006), The Phoenix Edge Series Fund. Chief Financial Officer and
                                                      Treasurer (2005-present), Assistant Treasurer (2004-2006), certain funds within the Virtus Mutual Funds Family.

Kevin J. Carr        Vice President, Chief Legal      Senior Vice President (since 2009), Counsel and Secretary (2008-present) and
YOB: 1954            Officer, Counsel and Secretary   Vice President (2008-2009), Virtus Investment Partners, Inc. and/or certain of
                     since 2005.                      its subsidiaries. Vice President and Counsel, Phoenix Life Insurance Company
                                                      (2005-2008). Compliance Officer of Investments and Counsel, Travelers Life &
                                                      Annuity Company (January 2005-May 2005). Assistant General Counsel and certain other positions, The Hartford Financial Services Group (1995-2005).

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES                                              INVESTMENT ADVISER
George R. Aylward                                     Virtus Investment Adviser, Inc.
Leroy Keith, Jr.                                      100 Pearl Street
Philip R. McLoughlin, Chairman                        Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates                                        PRINCIPAL UNDERWRITER
Richard E. Segerson                                   VP Distributors, Inc.
Ferdinand L.J. Verdonck                               100 Pearl Street
                                                      Hartford, CT 06103-4506
OFFICERS
George R. Aylward, President                          TRANSFER AGENT
Nancy G. Curtiss, Senior Vice President               VP Distributors, Inc.
Francis G. Waltman, Senior Vice President             100 Pearl Street
Marc Baltuch, Vice President and Chief                Hartford, CT 06103-4506
 Compliance Officer
W. Patrick Bradley, Chief Financial Officer           CUSTODIANS
 and Treasurer                                        PFPC Trust Company
Kevin J. Carr, Vice President, Chief Legal Officer,   8800 Tinicum Boulevard
 Counsel and Secretary                                Philadelphia, PA 19155-3111

                                                      State Street Bank and Trust Company
                                                      P.O. Box 5501
                                                      Boston, MA 02206-5501

                                                      INDEPENDENT REGISTERED PUBLIC
                                                      ACCOUNTING FIRM
                                                      PricewaterhouseCoopers LLP
                                                      2001 Market St.
                                                      Philadelphia, PA 19103-7042

                                                      HOW TO CONTACT US
                                                      Mutual Fund Services         1-800-243-1574
                                                      Advisor Consulting Group     1-800-243-4361
                                                      Telephone Orders             1-800-367-5877
                                                      Text Telephone               1-800-243-1926
                                                      Web site                         VIRTUS.COM

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call
Mutual Fund Services at 1-800-243-1574.

                         THIS PAGE INTENTIONALLY BLANK.

                               VIRTUS EQUITY TRUST

                          VIRTUS QUALITY SMALL-CAP FUND
                           VIRTUS SMALL-CAP CORE FUND
                    VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND

    Supplement dated February 25, 2009 to the Prospectus dated June 6, 2008, as supplemented and revised

IMPORTANT NOTICE TO INVESTORS

The following information updates and replaces the disclosure under "Portfolio Management" for each of the above-referenced funds.

KAYNE

The following individuals are the members of the team of equity investment professionals jointly and primarily responsible for the day-to-day management of the funds referenced below.

TODD BEILEY, CFA. Mr. Beiley is a Co-Portfolio Manager of the Small-Cap Core Fund (since February 2009) and the Small-Cap Sustainable Growth Fund (since
2008). Mr. Beiley is a Senior Research Analyst with primary research responsibilities for the small and mid-capitalization health-care sector. Before joining Kayne in 2002, Mr. Beiley was an associate analyst in equity research at Prudential Securities. He has over nine years of investment industry experience.

JON CHRISTENSEN, CFA. Mr. Christensen is a Co-Portfolio Manager of the Small-Cap Core Fund (since December 2008) and the Small-Cap Sustainable Growth Fund (since February 2009). Mr. Christensen is a portfolio manager and senior research analyst with primary research responsibilities for the small- and mid-capitalization non-retail consumer-cyclicals sector. Before joining Kayne in 2001, he was a portfolio manager and senior research analyst for Doheny Asset Management. Mr. Christensen has approximately 13 years of investment industry experience.

JULIE KUTASOV, CPA. Ms. Kutasov is a Co-Portfolio Manager of the Quality Small-Cap Fund (since 2008). Ms. Kutasov is a Senior Research Analyst with primary research responsibilities for the small and mid-capitalization financials sector. Before joining Kayne in 2001, Ms. Kutasov worked in the investment management group at Goldman Sachs. She has approximately seven years of investment industry experience.

ROBERT SCHWARZKOPF, CFA. Mr. Schwarzkopf is a Co-Portfolio Manager of the Quality Small-Cap Fund (since inception in June 2006), the Small-Cap Core Fund (since 1998) and the Small-Cap Sustainable Growth Fund (since inception in June
2006). Mr. Schwarzkopf is Chief Investment Officer (since 2007), a portfolio manager for the Small and Mid Cap Equity Portfolios (since 1992), and a member of the Executive Management Committee. Before joining Kayne in 1991, Mr. Schwarzkopf was a member of the Investment Policy Committee at the Pilgrim Group of Mutual Funds and portfolio manager for Pilgrim Regional Bankshares. He has approximately 27 years of investment industry experience.

CRAIG STONE. Mr. Stone is a Co-Portfolio Manager of the Quality Small-Cap Fund (since February 2009). Mr. Stone is a Senior Research Analyst with primary research responsibilities for the small and mid-capitalization capital goods and energy sectors. Before joining Kayne in 2000, Mr. Stone was a Portfolio Manager at Doheny Asset Management. He has approximately 19 years of investment industry experience.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                                FUTURE REFERENCE.

(VIRTUS MUTUAL FUNDS LOGO)                                            PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                     LANCASTER,
                                                                         PA
                                                                     PERMIT 1793

c/o State Street Bank and Trust Company
             P.O. Box 8301
         Boston, MA 02266-8301











For more information about Virtus mutual funds,

please call your financial representative, contact us

at 1-800-243-1574 or VIRTUS.COM.






8015                                                                        4-09

                                                                   ANNUAL REPORT


                                [GRAPHIC OMITTED]
                                     VIRTUS
                                  MUTUAL FUNDS



                              VIRTUS BALANCED FUND






--------------------------------------------------------------------------------
                                                   WOULDN'T YOU RATHER HAVE THIS
                                                       DOCUMENT E-MAILED TO YOU?
TRUST NAME:                                       ELIGIBLE SHAREHOLDERS CAN SIGN
VIRTUS EQUITY TRUST         March 31, 2009       UP FOR E-DELIVERY AT VIRTUS.COM

NOT FDIC INSURED          NO BANK GUARANTEE                       MAY LOSE VALUE

                                TABLE OF CONTENTS


VIRTUS BALANCED FUND* ("Balanced Fund")



Message to Shareholders.................................................      1
Glossary................................................................      3
Disclosure of Fund Expenses.............................................      6
Fund Summary............................................................      8
Schedule of Investments.................................................     12
Statement of Assets and Liabilities.....................................     22
Statement of Operations.................................................     23
Statement of Changes in Net Assets......................................     24
Financial Highlights....................................................     26
Notes to Financial Statements...........................................     28
Report of Independent Registered Public Accounting Firm.................     37
Tax Information Notice (Unaudited)......................................     38
Consideration of Advisory and Subadvisory Agreements
  by the Board of Trustees..............................................     39
Fund Management Tables..................................................     43

* Please see Notes 1 and 3 in the Notes to Financial Statements for more information on the name change.




--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2008, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Virtus Balanced Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


Dear Fellow Shareholders of Virtus Mutual Funds:

[PHOTO OMITTED]

After the unprecedented economic events of 2008, investors were ready to greet the new year with great expectations. Instead, we were sorely disappointed.

The first quarter of 2009 brought more dismal economic news as the worst financial crisis since the Great Depression continued, seemingly unabated. Consumer confidence and business sentiment spiraled downward on poor corporate earnings and woeful economic data. Major stock market indices posted their worst January and February returns on record, ultimately leading to a sixth straight down quarter. The new administration in Washington, D.C. responded with an alphabet-soup of financial recovery programs - TARP (Troubled Asset Relief Program), TALF (Term Asset-Backed Securities Loan Facility) and CAP (Capital Assistance Program) - conducted stress tests of troubled banks and took extreme measures in an attempt to rescue two of the "Big Three" automakers. But by March 9th, the Dow Jones Industrial Average(SM) was down 25.4 percent from the start of the year and the S&P 500(R) Index was off 27.4 percent.

Then a number of promising signs appeared. Credit markets exhibited tentative evidence of stabilizing and the manufacturing sector reported modest increases in new orders. Retail sales gained slightly, and for the first time in two years the housing markets in some regions of the country indicated they may have hit bottom. There was a bounce in the financial markets, and March ended with the best monthly stock gains in more than six years.

Whether this is the start of a significant "V"-shaped recovery or a temporary upswing of a "W" recovery remains to be seen. The second quarter began with a sprinkling of encouraging corporate earnings, and unemployment - while still a significant drag on the economy - shows signs of slowing. Questions remain on the effectiveness of the government's economic interventions, as well as the long-term impact of increasing budget deficits, yet we entered the second quarter with a glimmer of hope.

The uncertainties of the economy are another reminder that investors should rely on the discipline and focus of professional investment managers and financial advisors when making decisions about personal investments. We encourage you to meet with your financial advisor and periodically review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals.

At Virtus, our commitments to quality investment solutions and superior customer service remain unchanged. We offer a wide range of equity, fixed income, and money market funds as well as alternative strategies that you may wish to consider as you review your investments. We recognize the economy and financial markets still face substantial challenges, but our investment professionals remain committed to identifying the right options for your long-term investment needs.

Your confidence in Virtus Mutual Funds is deeply appreciated.


Sincerely,

/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

MAY 1, 2009



WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US AT WWW.VIRTUS.COM OR CALL OUR SHAREOWNER SERVICES GROUP, TOLL FREE, AT 800-243-1574.




PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                                    GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

BALANCED FUND COMPOSITE INDEX
A composite index consisting of 60% S&P 500(R) Index and 40% Barclays Capital U.S. Aggregate Bond Index.

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX (FORMERLY LEHMAN BROTHERS AGGREGATE BOND INDEX)
The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

CAP (CAPITAL ASSISTANCE PROGRAM)
An element of the financial stability plan launched by the U.S. Department of Treasury to regain confidence in the financial industry. In this program, the U.S. Treasury makes capital available for financial institutions to borrow in order to enable them to continue to serve the public.

CPI (CONSUMER PRICE INDEX)
Measures the pace of inflation by measuring the change in consumer prices of goods and services, including housing, electricity, food, and transportation, as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

FASB
Financial Accounting Standards Board

FEDERAL RESERVE
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FGIC
Financial Guaranty Insurance Company

FHLMC
Federal Home Loan Mortgage Corporation

FNMA OR "FANNIE MAE"
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE"
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

MBS
Mortgage-Backed Securities

PPIP (PUBLIC-PRIVATE INVESTMENT PROGRAM)
A plan designed to value and remove troubled assets from the balance sheet of troubled financial institutions in the U.S. Public-Private Investment Program consists mainly of two parts: a Legacy Loans Program and a Legacy Securities Program. The Legacy Loans Program uses FDIC-guaranteed debt along with private equity to purchase troubled loans from banks. On the other hand, the Legacy Securities Program is designed to use funds from the Federal Reserve, Treasury and private investors to reignite the market for legacy securities. Legacy securities include certain mortgage-backed securities, asset-backed securities and other securitized assets that the government deems to be eligible for the program.


THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

                                    GLOSSARY
                                   (CONTINUED)


REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500(R) INDEX
The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

TALF (TERM ASSET-BACKED SECURITIES LOAN FACILITY)
The TALF is intended to assist the credit markets in accommodating the credit needs of consumers and small businesses by facilitating the issuance of asset-backed securities (ABS) and improving the market conditions for ABS more generally.

TARP (TROUBLED ASSET RELIEF PROGRAM)
A government program created for the establishment and management of a Treasury fund, in an attempt to curb the ongoing financial crisis of 2007-2008. The fund was created by enacting the Emergency Economic Stabilization Act of 2008.

TBA
To be announced

                         THIS PAGE INTENTIONALLY BLANK.

                              VIRTUS BALANCED FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2008 TO MARCH 31, 2009


   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Virtus Balanced Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates the Fund's costs in two ways.

ACTUAL EXPENSES

   The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                              VIRTUS BALANCED FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2008 TO MARCH 31, 2009


EXPENSE TABLE
-------------------------------------------------------------------------------
                    Beginning           Ending                         Expenses
                     Account            Account         Annualized       Paid
                      Value              Value            Expense       During
                 October 1, 2008    March 31, 2009         Ratio        Period*
-------------------------------------------------------------------------------
ACTUAL
Class A            $1,000.00           $  801.60           1.13%        $5.08
Class B             1,000.00              799.50           1.88          8.43
Class C             1,000.00              799.30           1.88          8.43

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A             1,000.00            1,019.23           1.13          5.70
Class B             1,000.00            1,015.44           1.88          9.49
Class C             1,000.00            1,015.44           1.88          9.49


* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

  The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

  You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                                                                 TICKER SYMBOLS:
VIRTUS BALANCED FUND                                              A Share: PHBLX
                                                                  B Share: PBCBX
                                                                  C Share: PSBCX


o BALANCED FUND (THE "FUND") is diversified and has investment objectives of reasonable income, long-term capital growth and conservation of capital.

o For the fiscal year ended March 31, 2009, the Fund's Class A shares returned -25.95%, Class B shares returned -26.40% and Class C shares returned -26.42%. For the same period, the Barclays Capital U.S. Aggregate Bond Index, a broad-based fixed income index, returned 3.13%; the S&P 500(R) Index, a broad-based equity index, returned -38.09%; and the Fund's Composite Index, which is the Fund's style-specific index appropriate for comparison, returned -23.36%.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

HOW DID THE EQUITY MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

o Over the Fund's past fiscal year, generally speaking, all major U.S. equity benchmarks suffered losses. The S&P 500(R) Index, one of the most widely used and well know broad U.S. equity benchmarks was down 38.09% for the fiscal year. The Russell 2000(R) Index, an index measuring U.S. small capitalization stocks was down 37.50%.

o All sectors within the S&P 500(R) Index recorded negative returns for the year, as the global recession and general economic slowdown spared none.

o Increasing unemployment, tight credit markets, and general weakness in the housing market were among the themes that carried throughout the year as volatility reached multi-year highs.

HOW DID THE FIXED INCOME MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

o The broad US fixed income market, as represented by the Barclays Capital U.S. Aggregate Bond Index, returned 3.13% for the fiscal year ended March 31, 2009.

o Since March 31, 2008 the Federal Reserve (the "Fed") has cut the federal funds rate 2.00% from 2.25% to a target range of 0-0.25%, citing concerns over tightening credit conditions and a weakening economy. In the meetings, towards the end of 2nd quarter and early 3rd quarter 2008, as commodities were hitting all-time highs and inflation as measured by CPI was heightened, the Fed left rates unchanged citing concerns of downside risks to growth and upside inflation risks. In October the Fed resumed its rate cut campaign, cutting the federal funds rate from 2.00% to a target range of 0-0.25% by the end of the year. The Fed indicated that the additional rate cuts were necessary in response to the intensification of the financial crisis that increased the downside risk to growth and that inflationary pressures had started to moderate. Since the beginning of the fiscal year the yield curve has steepened, with rates declining across the curve but more pronounced at the front end of the curve.

o The credit markets during the Fund's fiscal year ended March 31, 2009 can be broken down into two distinct sub-sections: the last three quarters of 2008 and the first quarter of 2009. The credit markets during the last three quarters of 2008 were extraordinarily volatile, with the 4th quarter being the most volatile. This was primarily due to fear surrounding the subprime mortgage market


       For information regarding the indexes and certain investment terms, see the glossary on page 3.

   and its resulting contagion. During the year and even more in the 4th quarter, the economy showed significant signs of weakening with unemployment on the rise, a deteriorating housing market, and unprecedented stress to the financial system, resulting in a severe lack of liquidity and uncertainty in the market. Despite the numerous efforts of the Federal Reserve to inject liquidity into the system these fears caused a very significant flight to quality which resulted in dramatic spread widening in all sectors of the bond market. So significant was this flight to quality, that it caused treasuries to outperform all spread sectors for the full reporting period.

o During the first quarter of 2009 the economy continued to show signs of weakening with rising unemployment, a deteriorating housing market, and declining retail sales and consumer confidence. While still at recessionary levels, the pace of the economic decline has shown signs of slowing. The various efforts of the Fed and U.S. Treasury to inject liquidity into the system and provide clarity are starting to take effect. Numerous government programs announced during the quarter such as PPIP, TALF, expanded quantitative easing via the Federal Reserve Bank's purchase of $1trillion long dated Treasuries, agency debt, and agency mortgage-backed securities, coupled with the FASB decision to alter rules regarding mark to market accounting have helped improve sentiment in all fixed income markets as well as equities. The flight to quality over the past 18 months has reversed with US Treasuries being outperformed by nearly all spread sectors during the 1st quarter.

WHAT FACTORS AFFECTED THE FUND'S EQUITY PERFORMANCE DURING ITS FISCAL YEAR?

o Value stocks weighed most heavily on the Fund's equity performance over the past year, as large-cap value stocks underperformed large-cap growth stocks by a significant margin.

o Sector selection within the Fund had a negative impact on the Fund's return. In particular, Financials and Consumer Staples detracted the most. Information Technology and Telecommunications services added the most.

o Overall, security selection had a slightly positive impact on performance relative to the benchmark S&P 500(R) Index. Security selection within the worst performing Financial Sector was positive as was selection in the Energy and Information Technology Sectors. Health Care, Consumer Discretionary and Materials issues proved most problematic.

WHAT FACTORS AFFECTED THE FUND'S FIXED INCOME PERFORMANCE DURING ITS FISCAL
YEAR?

o The decision to maintain an underweight to U.S. Treasuries in favor of spread sectors was the largest detractor to performance for the fiscal year. Treasuries outperformed as concerns over sub-prime and the resulting credit crunch continued the flight to quality, causing spreads in many sectors to widen to or near historic levels. This environment typically does not favor the subadviser's style of investing, however, the Fund has maintained diversification in all of its credit intensive sectors and has used the spread widening as an opportunity to invest in high quality issues that have widened in sympathy with the market.


       For information regarding the indexes and certain investment terms, see the glossary on page 3.

o Among the Fund's investment in spread sectors, the overweight to commercial mortgage-backed securities, corporate high-yield securities, and residential mortgage-backed securities detracted the most from performance.

o The largest positive contributors to performance were the Fund's exposure to agency mortgage-backed securities and municipal bonds, though municipal bonds underperformed U.S. Treasuries.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET CONDITIONS AND SHOULD NOT BE RELIED ON AS INVESTMENT ADVICE.

INVESTING INTERNATIONALLY, ESPECIALLY IN EMERGING MARKETS, INVOLVES ADDITIONAL RISKS SUCH AS CURRENCY, POLITICAL, ACCOUNTING, ECONOMIC AND MARKET RISK.

THE FUND MAY INVEST IN HIGH YIELD BONDS, WHICH MAY BE SUBJECT TO GREATER CREDIT AND MARKET RISKS.

AS INTEREST RATES RISE, EXISTING BOND PRICES FALL AND CAN CAUSE THE VALUE OF AN INVESTMENT IN THE FUND TO DECLINE. CHANGES IN INTEREST RATES WILL AFFECT THE VALUE OF LONGER-TERM FIXED INCOME SECURITIES MORE THAN SHORTER-TERM SECURITIES.

INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES GREATER RISKS AND PRICE VOLATILITY THAN INVESTING IN LARGER, MORE ESTABLISHED COMPANIES.

INVESTING IN MUNICIPAL BONDS INVOLVES MARKET RISK AND CREDIT RISK.



ASSET ALLOCATION as of 3/31/09*
---------------------------------------------------
Common Stocks                                  56%
---------------------------------------------------
   Information Technology             10%
---------------------------------------------------
   Energy                              8
---------------------------------------------------
   Health Care                         8
---------------------------------------------------
   All Others                         30
---------------------------------------------------
Mortgage-Backed Securities                     17
---------------------------------------------------
Corporate Bonds                                15
---------------------------------------------------
Other                                          12
---------------------------------------------------
*% of total investments as of March 31, 2009.

       For information regarding the indexes and certain investment terms, see the glossary on page 3.

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 3/31/09


--------------------------------------------------------------------------------------------------
                                                                          Inception
                                      1            5           10            to          Inception
                                    Year         Years        Years        3/31/09         Date
--------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)           -25.95%       -2.54%        0.42%           --              --
--------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)         -30.21        -3.69        -0.17            --              --
--------------------------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)           -26.40        -3.26        -0.32            --              --
--------------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)        -29.26        -3.26        -0.32            --              --
--------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)           -26.42           --           --         -4.33%         4/19/05
--------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)        -26.42           --           --         -4.33          4/19/05
--------------------------------------------------------------------------------------------------
S&P (500)(R) INDEX                 -38.09        -4.77        -3.00         -6.97          4/19/05
--------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE
BOND INDEX                           3.13         4.13         5.70          4.60          4/19/05
--------------------------------------------------------------------------------------------------
COMPOSITE INDEX FOR BALANCED FUND  -23.36        -1.04         0.74         -2.19          4/19/05
--------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): A SHARES: 1.08%; B SHARES: 1.83%; C SHARES: 1.83%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE-YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES, AND ALL REDEMPTIONS OF CLASS C SHARES, ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 6/6/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT.


GROWTH OF $10,000 for periods ended 3/31
--------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on March 31, 1999, for Class A and Class B shares including any applicable sales charges or fees. The performance of the other share class will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                                                           Barclays      Comoposite
            Phoenix          Phoenix                     Capital U.S.    Index for
         Balanced Fund,   Balanced Fund,   S&P 500(R)     Aggregate       Balanced
            Class A          Class B         Index        Bond Index        Fund
         --------------   --------------   ----------    -----------     ----------
3/31/99      $ 9,425         $10,000         $10,000        $10,000        $10,000
3/31/00       10,404          10,956          11,824         10,187         11,176
3/31/01        9,780          10,220           9,240         11,463         10,146
3/31/02       10,288          10,672           9,263         12,076         10,419
3/31/03        9,039           9,301           6,970         13,488          9,247
3/31/04       11,179          11,429           9,418         14,217         11,337
3/31/05       11,460          11,621          10,046         14,380         11,849
3/31/06       12,290          12,377          11,225         14,705         12,788
3/37/07       13,494          13,484          12,553         15,674         14,036
3/31/08       13,275          13,157          11,916         16,876         14,041
3/31/09        9,829           9,684           7,377         17,403         10,762

   For information regarding the indexes and certain investment terms, see the glossary on page 3.

                              VIRTUS BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009


($ reported in thousands)

                                                         PAR VALUE      VALUE
                                                         ---------    --------
MUNICIPAL BONDS--4.3%
ARIZONA--0.6%
Salt River Project Agricultural
  Improvement & Power
  District 08-A,
  5.000%, 1/1/38                                          $ 3,215     $  3,167
                                                                      --------
CALIFORNIA--1.2%
Alameda Corridor Transportation
  Authority Taxable
  Subordinate Series D
  (MBIA Insured)
  6.250%, 10/1/14                                             500          536
  99-C (MBIA Insured)
  6.600%, 10/1/29                                           2,750        2,463
Contra Costa County Pension
  Obligation Taxable
  (FSA Insured)
  6.100%, 6/1/11                                              500          527
San Luis Obispo County
  Pension Obligation Taxable
  Series A (MBIA Insured)
  3.940%, 9/1/12                                              330          336
Sonoma County Pension
  Obligation Taxable
  (FSA Insured)
  6.625%, 6/1/13                                            2,810        2,917
                                                                      --------
                                                                         6,779
                                                                      --------
DELAWARE--0.5%
Delaware Transportation
  Authority Series A
  (FSA Insured)
  5.000%, 7/1/19                                            2,705        2,971
                                                                      --------
FLORIDA--0.1%
Miami-Dade County
  Educational Facilities
  Authority Taxable
  Series C 5.480%, 4/1/16                                     350          344
                                                                      --------
MAINE--0.1%
Bangor Pension Obligation
  Taxable Series B
  (FGIC Insured)
  5.940%, 6/1/13                                              675          739
                                                                      --------


                                                         PAR VALUE      VALUE
                                                         ---------    --------
MINNESOTA--0.8%
State of Minnesota
  5.000%, 8/1/19                                          $ 3,700     $  4,169
                                                                      --------
MISSISSIPPI--0.1%
Mississippi Development
  Bank Jackson County
  Special Obligation Taxable
  Series A (FSA Insured)
  5.000%, 6/1/11                                              340          352
                                                                      --------
NEW JERSEY--0.1%
Monroe Township Pension
  Obligation Taxable
  5.000%, 8/15/13                                             590          627
New Jersey Turnpike
  Authority Taxable
  Series B Prerefunded
  1/1/15 @ 100
  (AMBAC Insured)
  4.252%, 1/1/16                                                5            5
  Series B  (AMBAC Insured)
  4.252%, 1/1/16                                              150          144
                                                                      --------
                                                                           776
                                                                      --------
NEW YORK--0.1%
City of Buffalo Taxable
  Series A (AMBAC Insured)
  4.710%, 2/1/13                                              420          425
                                                                      --------
PENNSYLVANIA--0.5%
City of Pittsburgh Pension
  Obligation Taxable
  Series A (FGIC Insured)
  6.500%, 3/1/14                                            1,100        1,119
  Series C (FGIC Insured)
  6.500%, 3/1/17                                            1,800        1,793
                                                                      --------
                                                                         2,912
                                                                      --------
TEXAS--0.1%
State of Texas Taxable
  Series C 4.700%, 8/1/09                                     625          631
                                                                      --------

                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2009


($ reported in thousands)

                                                         PAR VALUE      VALUE
                                                         ---------    --------
VIRGINIA--0.1%
Tobacco Settlement Financing
  Corp. Taxable 07- A1,
  6.706%, 6/1/46                                          $   995     $    490
                                                                      --------
------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $23,985)                                               23,755
------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES--17.2%
AGENCY--7.4%
FHLMC R010-AB
  5.500%, 12/15/19                                          1,443        1,472
FNMA
  6.000%, 5/1/17                                              195          205
  4.500%, 4/1/19                                              393          407
  4.000%, 7/1/19                                               65           66
  4.000%, 6/1/20                                            1,448        1,476
  5.000%, 8/1/20                                               89           93
  6.000%, 12/1/32                                             399          419
  5.500%, 4/1/34                                              799          832
  6.000%, 10/1/34                                             257          269
  6.000%, 5/1/35                                              502          526
  5.500%, 10/1/35                                             665          692
  5.500%, 5/1/36                                              862          896
  5.500%, 4/1/37                                              832          864
  6.000%, 2/1/38                                              517          540
  5.500%, 7/1/38                                              457          475
  TBA 4.000%, 4/15/39 (6)                                   1,700        1,711
  TBA 4.500%, 4/15/39 (6)                                   4,600        4,699
  TBA 5.000%, 4/15/39 (6)                                   7,625        7,866
  TBA 5.500%, 4/15/39 (6)                                   5,350        5,552
  TBA 6.000%, 4/15/39 (6)                                   6,625        6,919
GNMA
  6.500%, 8/15/23                                              60           63
  6.500%, 11/15/23                                            598          629
  6.500%, 11/15/23                                            135          142
  6.500%, 11/15/23                                            232          244
  6.500%, 12/15/23                                             62           65
  6.500%, 12/15/23                                             80           84
  6.500%, 12/15/23                                             48           50
  6.500%, 1/15/24                                             196          207
  6.500%, 1/15/24                                              52           54
  6.500%, 1/15/24                                             235          249
  6.500%, 1/15/24                                              23           24
  6.500%, 1/15/24                                               8            9
  6.500%, 1/15/24                                              57           60
  6.500%, 2/15/24                                             315          332
  6.500%, 2/15/24                                              22           23


                                                         PAR VALUE      VALUE
                                                         ---------    --------

AGENCY--CONTINUED
  6.500%, 2/15/24                                         $   136     $    143
  6.500%, 2/15/24                                              41           43
  6.500%, 3/15/24                                              79           84
  6.500%, 3/15/24                                             192          202
  6.500%, 4/15/24                                             429          453
  6.500%, 4/15/24                                              22           23
  6.500%, 4/15/24                                              56           59
  6.500%, 4/15/24                                              14           15
  6.500%, 5/15/24                                               8            8
  6.500%, 1/15/26                                             170          181
  6.500%, 1/15/26                                              61           65
  6.500%, 1/15/26                                              20           21
  6.500%, 2/15/26                                              57           61
  6.500%, 3/15/26                                             108          114
  6.500%, 3/15/26                                              98          104
  6.500%, 4/15/26                                              12           13
  6.500%, 4/15/26                                              26           27
  6.500%, 4/15/26                                             138          146
  6.500%, 6/15/28                                              21           23
  6.500%, 6/15/28                                              19           20
  6.500%, 7/15/31                                             198          211
  6.500%, 11/15/31                                             32           34
  6.500%, 2/15/32                                              28           30
  6.500%, 3/15/32                                              30           32
  6.500%, 4/15/32                                              70           74
  6.000%, 8/15/32                                             645          679
                                                                      --------
                                                                        41,079
                                                                      --------
NON-AGENCY--9.8%
Banc of America Commercial
  Mortgage, Inc. 05-6, AM
  5.180%, 9/10/47 (3)                                         575          283
Bear Stearns Adjustable
  Rate Mortgage Trust
  05-12, 13A1
  5.445%, 2/25/36 (3)                                       1,815          992
Bear Stearns Commercial
  Mortgage Securities
  07-PW18, AM
  6.084%, 6/11/50                                           2,250        1,080
  06-PW12, A4
  5.718%, 9/11/38(3)                                        3,185        2,715
  05-PWR8, A2
  4.484%, 6/11/41                                             370          345
Citigroup Mortgage Loan
  Trust, Inc. 05-5, 2A3
  5.000%, 8/25/35                                           1,255        1,050

                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2009

($ reported in thousands)

                                                         PAR VALUE      VALUE
                                                         ---------    --------
NON-AGENCY--CONTINUED
Citigroup/Deutsche Bank
  Commercial Mortgage Trust
  05-CD1, AM
  5.226%, 7/15/44(3)                                      $ 2,240     $  1,115
  06-CD2, A4
  5.363%, 1/15/46(3)                                        3,120        2,405
Credit Suisse First Boston
  Mortgage Securities
  Corp. 99-C1, A2
  7.290%, 9/15/41                                             145          146
Credit Suisse Mortgage
  Capital Certificates
  06-C1, A3
  5.552%, 2/15/39(3)                                          575          472
  06-C1, A4
  5.552%, 2/15/39(3)                                        5,490        4,451
Crown Castle Towers
  LLC 05-1A, AFX 144A
  4.643%, 6/15/35 (2)                                       2,510        2,397
First Horizon Asset
  Securities, Inc. 05-AR1,
  2A1 4.999%, 4/25/35 (3)                                   1,778        1,202
GE Capital Commercial
  Mortgage Corp.
  03-C1,C
  4.975%, 1/10/38(3)                                          655          537
  04-C3, A4
  5.189%, 7/10/39(3)                                          350          289
GMAC Commercial Mortgage
  Securities, Inc. 03-C2,
  A2 5.486%, 5/10/40 (3)                                      555          536
Greenwich Capital Commercial
  Funding Corp. 04-GG1, A7
  5.317%, 6/10/36 (3)                                         500          427
GS Mortgage Securities
  Corp. II 05-GG4, AJ
  4.782%, 7/10/39                                           2,500        1,086
  07-GG10, A4
  5.799%, 8/10/45(3)                                        1,700        1,160
JPMorgan Chase Commercial
  Mortgage Securities Corp.
  01-CIBC, A3
  6.260%, 3/15/33                                           7,447        7,532
  05-LDP5, AM
  5.222%, 12/15/44(3)                                         630          306
  07-LD12, A4
  5.882%, 2/15/51(3)                                        1,450        1,025


                                                         PAR VALUE      VALUE
                                                         ---------    --------

NON-AGENCY--CONTINUED
Lehman Brothers - UBS
  Commercial Mortgage Trust
  04-C4, A2
  4.567%, 6/15/29(3)                                      $   118     $    118
  06-C3, AM
  5.712%, 3/15/39(3)                                          335          166
  06-C6, A4
  5.372%, 9/15/39                                           2,105        1,515
  07-C2, A2
  5.303%, 2/15/40                                           4,150        3,434
  07-C6, A2
  5.845%, 7/15/40                                           2,000        1,690
  07-C7, A3
  5.866%, 9/15/45(3)                                        1,700        1,191
Merrill Lynch Mortgage
  Trust 06-C1, AM
  5.657%, 5/12/39 (3)                                       2,200        1,078
Morgan Stanley Capital I
  06-T23, A4
  5.811%, 8/12/41 (3)                                       2,570        2,293
PNC Mortgage Acceptance
  Corp. 00-C2, A2
  7.300%, 10/12/33 (3)                                        981          996
SBA Commercial Mortgage
  Backed Securities
  Trust 06-1A, A 144A
  5.314%, 11/15/36 (2)                                      1,800        1,647
Timberstar Trust 06-1A,
  A 144A
  5.668%, 10/15/36 (2)                                      2,250        1,800
Wachovia Bank Commercial
  Mortgage Trust
  04-C12, A4
  5.229%, 7/15/41(3)                                          300          250
  07-C30, A5
  5.342%, 12/15/43                                          1,000          624
  05-C22, AM
  5.315%, 12/15/44(3)                                         260          129
  07-C33, A4
  5.903%, 2/15/49(3)                                        1,450          890
Washington Mutual Mortgage
  Pass-Through Certificates,
  Inc. 05-AR3, A2
  4.638%, 3/25/35 (3)                                         102           65

                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2009


($ reported in thousands)

                                                         PAR VALUE      VALUE
                                                         ---------    --------

NON-AGENCY--CONTINUED
Wells Fargo Mortgage Backed
  Securities Trust
  04-EE, 2A3
  4.161%, 12/25/34(3)                                     $ 1,204     $    669
  04-BB, A1
  4.558%, 1/25/35(3)                                        1,389          844
  05-AR4, 2A1
  4.537%, 4/25/35(3)                                        3,248        2,376
  05-AR4, 2A2
  4.537%, 4/25/35(3)                                          617          460
                                                                      --------
                                                                        53,786
------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $109,636)                                              94,865
------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--1.9%
AmeriCredit Automobile
  Receivables Trust 06-BG, A3
  5.210%, 10/6/11                                             539          530
Associates Manufactured
  Housing Pass-Through Certificate
  97-2, A6
  7.075%, 3/15/28 (3)                                         492          480
Bayview Financial Acquisition
  Trust 06-A, 1A2
  5.483%, 2/28/41 (3)                                       3,250        2,551
Bombardier Capital Mortgage
  Securitization Corp. 99-A, A3
  5.980%, 1/15/18 (3)                                         673          400
Capital One Auto Finance
  Trust 07-B, A3A
  5.030%, 4/15/12                                             758          745
Carmax Auto Owner Trust 07-2,
  A3
  5.230%, 12/15/11                                          1,628        1,648
Dunkin Securitization 06-1, M1
  144A
  8.285%, 6/20/31 (2)                                       1,025          673
GMAC Mortgage Corp.
  Loan Trust
  05-HE2, A3
  4.622%, 11/25/35(3)                                         327          305
  07-HE1, A2
  5.621%, 8/25/37(3)                                        1,000          432


                                                         PAR VALUE      VALUE
                                                         ---------    --------

JPMorgan Mortgage
  Acquisition Corp.
  06-CW2, AF3
  5.777%, 8/25/36(3)                                      $ 1,700     $    904
  06-CW2, AF4
  6.080%, 8/25/36(3)                                        1,700          639
Renaissance Home Equity
  Loan Trust 06-1, AF2
  5.533%, 5/25/36 (3)                                          86           85
Residential Funding
  Mortgage Securities II, Inc.
  06-HSA1, A3
  5.230%, 2/25/36 (3)                                         190           59
Wachovia Auto Loan Owner
  Trust 06-2A, A3 144A
  5.230%, 8/22/11 (2)                                         897          901
------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $14,258)                                               10,352
------------------------------------------------------------------------------

CORPORATE BONDS+--15.0%
CONSUMER DISCRETIONARY--1.1%
Best Buy Co., Inc.
  6.750%, 7/15/13                                             500          476
Brunswick Corp.
  11.750%, 8/15/13                                            700          462
Comcast Corp.
  5.300%, 1/15/14                                             575          558
COX Communications, Inc.
  144A 6.250%, 6/1/18 (2)                                     800          711
Daimler Finance North
  America LLC
  6.500%, 11/15/13                                            425          385
Hasbro, Inc. 6.300%,
  9/15/17                                                     775          709
MGM MIRAGE 8.500%,
  9/15/10                                                      45           19
Mohawk Industries, Inc.
  6.625%, 1/15/16                                             925          682
Reed Elsevier Capital, Inc.
  8.625%, 1/15/19                                             205          210
Royal Caribbean Cruises
  Ltd. 7.250%, 6/15/16                                        875          416
Seneca Gaming Corp.
  Series B 7.250%,
  5/1/12                                                      765          493
Staples, Inc. 9.750%,
  1/15/14                                                     150          157

                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2009


($ reported in thousands)

                                                         PAR VALUE      VALUE
                                                         ---------    --------
CONSUMER DISCRETIONARY--CONTINUED
Time Warner Cable, Inc.
  5.850%, 5/1/17                                          $   435     $    390
Videotron/Quebec Media,
  Inc. 6.375%, 12/15/15                                       650          592
                                                                      --------
                                                                         6,260
                                                                      --------
CONSUMER STAPLES--0.4%
BAT International Finance
  plc 144A 9.500%,
  11/15/18 (2)                                                200          227
Campbell Soup Co.
  5.000%, 12/3/12                                             175          185
Reynolds American, Inc.
  7.300%, 7/15/15                                             950          870
Tate & Lyle International
  Finance plc 144A
  6.625%, 6/15/16 (2)                                         900          791
Tyson Foods, Inc.
  7.800%, 4/1/16                                              235          204
                                                                      --------
                                                                         2,277
                                                                      --------
ENERGY--1.7%
Buckeye Partners LP
  6.050%, 1/15/18                                             250          218
Chesapeake Energy Corp.
  6.875%, 11/15/20                                            650          512
Denbury Resources, Inc.
  7.500%, 12/15/15                                            655          573
EnCana Corp.
  5.900%, 12/1/17                                             510          481
Helix Energy Solutions
  Group, Inc. 144A
  9.500%, 1/15/16 (2)                                         230          137
Kinder Morgan Finance Co.
  5.700%, 1/5/16                                            2,420        2,045
Marathon Oil Corp.
  7.500%, 2/15/19                                             250          252
Motiva Enterprises LLC
  144A
  5.200%, 9/15/12 (2)(5)                                    1,000        1,035
NGPL PipeCo. LLC 144A
  6.514%, 12/15/12 (2)                                        925          883
Petro-Canada
  6.050%, 5/15/18                                             288          248
PetroHawk Energy Corp. 144A
  10.500%, 8/1/14 (2)                                         350          350


                                                         PAR VALUE      VALUE
                                                         ---------    --------

ENERGY--CONTINUED
Petropower I Funding Trust
  144A
  7.360%, 2/15/14 (2)                                     $ 1,187     $  1,056
Plains Exploration &
  Production Co. 7.750%,
  6/15/15                                                     415          359
Swift Energy Co. 7.125%,
  6/1/17                                                      650          380
TEPPCO Partners LP
  7.625%, 2/15/12                                             420          416
Weatherford International Ltd.
  9.625%, 3/1/19                                              255          264
                                                                      --------
                                                                         9,209
                                                                      --------
FINANCIALS--6.3%
American Express Credit
  Corp. Series C
  7.300%, 8/20/13                                             750          696
Assurant, Inc.
  5.625%, 2/15/14                                             840          704
Bank of America Corp.
  5.750%, 8/15/16                                             800          525
  5.750%, 12/1/17                                             545          458
  5.650%, 5/1/18                                              800          667
Bank of New York/
  Mellon Corp. (The)
  4.950%, 11/1/12(5)                                          950          970
Bear Stearns Cos., Inc.
  (The) 7.250%, 2/1/18(5)                                     900          929
BlackRock, Inc.
  6.250%, 9/15/17(5)                                        1,025          985
Bosphorus Financial
  Services Ltd. 144A
  3.034%, 2/15/12 (2)(3)                                      938          807
CIT Group Holdings, Inc.
  5.400%, 1/30/16                                           1,000          599
Citigroup, Inc.
  5.625%, 8/27/12(5)                                        1,600        1,165
  5.000%, 9/15/14                                             280          186
CME Group, Inc.
  5.400%, 8/1/13                                              350          355
Credit Suisse New York
  5.000%, 5/15/13                                             900          870
Deutsche Bank AG
  4.875%, 5/20/13                                             300          294

                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2009


($ reported in thousands)

                                                         PAR VALUE      VALUE
                                                         ---------    --------
FINANCIALS--CONTINUED
Ford Motor Credit Co. LLC
  5.544%, 4/15/09(3)                                      $   175     $    172
  8.625%, 11/1/10                                             480          382
  9.875%, 8/10/11                                             835          632
  7.800%, 6/1/12                                              770          522
General Electric Capital
  Corp. 5.375%, 10/20/16(5)                                 1,200        1,054
GMAC LLC(2)
  144A 6.875%, 9/15/11(2)                                     310          220
  144A 6.750%, 12/1/14(2)                                     245          143
  144A 6.875%, 8/28/12(2)                                     262          176
Goldman Sachs Group,
  Inc. (The)
  5.950%, 1/18/18                                             705          640
  6.150%, 4/1/18(5)                                         1,100        1,005
HBOS plc 144A
  5.375%, 11/1/15 (2)(3)                                    3,250        1,634
HRPT Properties Trust
  5.750%, 11/1/15                                             900          571
International Lease Finance
  Corp. 4.750%, 1/13/12                                       875          511
Janus Capital Group, Inc.
  6.500%, 6/15/12                                             525          333
Jefferson-Pilot Corp.
  4.750%, 1/30/14                                             850          366
JPMorgan Chase & Co.
  5.250%, 5/1/15                                              800          717
  Series 1, 7.900%,
  12/31/49(3)                                                 536          344
Merrill Lynch & Co., Inc.
  6.110%, 1/29/37                                             905          450
National Capital Trust II 144A
  5.486%, 12/29/49 (2)(3)(5)                                2,700        1,215
National City Bank
  1.352%, 6/29/09(3)                                          725          721
Northern Trust Co. (The)
  6.500%, 8/15/18                                             800          841
Petroplus Finance Ltd. 144A
  6.750%, 5/1/14 (2)                                          500          373
ProLogis 6.625%, 5/15/18                                      415          210
Rabobank Capital Funding II
  144A 5.260%, 12/29/49 (2)(3)                              1,300          585
Realty Income Corp.
  6.750%, 8/15/19                                             400          276
SLM Corp.
  1.371%, 2/1/10(3)(5)                                      5,550        4,772
SunTrust Banks, Inc.
  5.250%, 11/5/12(5)                                          980          953


                                                         PAR VALUE      VALUE
                                                         ---------    --------
FINANCIALS--CONTINUED
UFJ Finance AEC
  6.750%, 7/15/13(5)                                      $   900     $    926
Wachovia Bank NA
  5.000%, 8/15/15                                             600          511
Wachovia Corp.
  4.875%, 2/15/14(5)                                        1,145          961
Westfield Capital Corp.
  Ltd./Westfield Finance
  Authority 144A
  5.125%, 11/15/14 (2)(5)                                   1,175          908
Westfield Capital Corp.
  Ltd./Westfield Finance
  Authority 144A
  4.375%, 11/15/10(2)                                         175          162
Zions Bancorp.
  5.650%, 5/15/14(5)                                        1,750        1,291
                                                                      --------
                                                                        34,787
                                                                      --------
HEALTH CARE--0.3%
Fisher Scientific International,
  Inc. 6.750%, 8/15/14                                         25           25
Pfizer, Inc. 5.350%, 3/15/15                                  500          527
Quest Diagnostics, Inc.
  6.400%, 7/1/17                                              930          888
                                                                      --------
                                                                         1,440
                                                                      --------
INDUSTRIALS--2.1%
American Airlines, Inc. 01-1,
  6.977%, 5/23/21                                           2,060        1,051
Continental Airlines, Inc.
  98-1A, 6.648%, 9/15/17                                    1,136          897
Equifax, Inc. 6.300%, 7/1/17                                  750          594
ITW Cupids Financing
  Trust I 144A 6.550%,
  12/31/11 (2)(5)                                           5,000        5,090
Masco Corp. 5.850%,
  3/15/17                                                     540          338
Owens Corning, Inc.
  6.500%, 12/1/16                                             180          132
Pitney Bowes, Inc.
  4.750%, 5/15/18(5)                                        1,250        1,176
Rockwell Collins, Inc.
  4.750%, 12/1/13(5)                                        1,000        1,008
Terex Corp.
  7.375%, 1/15/14                                             390          339
United Airlines, Inc. 01-A1,
  6.071%, 3/1/13                                               51           50

                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2009


($ reported in thousands)

                                                         PAR VALUE      VALUE
                                                         ---------    --------

INDUSTRIALS--CONTINUED
United Rentals North
  America, Inc.
  6.500%, 2/15/12                                         $   720     $    580
Waste Management, Inc.
  5.000%, 3/15/14                                             175          167
                                                                      --------
                                                                        11,422
                                                                      --------
INFORMATION TECHNOLOGY--0.8%
Broadridge Financial
  Solutions, Inc.
  6.125%, 6/1/17                                              900          757
Intuit, Inc. 5.750%, 3/15/17                                  221          192
Jabil Circuit, Inc.
  8.250%, 3/15/18                                             610          458
Mettler-Toledo International,
  Inc. 4.850%, 11/15/10(5)                                  2,000        1,974
Tyco Electronic Group SA
  6.000%, 10/1/12                                             350          298
Xerox Corp. 6.750%, 2/1/1                                   1,040          794
                                                                      --------
                                                                         4,473
                                                                      --------
MATERIALS--0.9%
Agrium, Inc. 6.750%, 1/15/19                                  700          652
ArcelorMittal 6.125%, 6/1/18                                  675          487
Catalyst Paper Corp.
  7.375%, 3/1/14                                              570          205
CRH America, Inc.
  6.000%, 9/30/16                                             835          589
  8.125%, 7/15/18                                             500          390
Nova Chemicals Corp.
  5.720%, 11/15/13(3)                                         670          506
Rio Tinto Finance USA Ltd.
  6.500%, 7/15/18                                             875          766
Verso Paper Holdings LLC/
  Verso Paper, Inc. Series B
  4.920%, 8/1/14 (3)                                          296           87
Vulcan Materials Co.
  5.600%, 11/30/12                                            665          638
Xstrata Canada Corp.
  5.500%, 6/15/17                                             845          583
                                                                      --------
                                                                         4,903
                                                                      --------
TELECOMMUNICATION SERVICES--0.6%
Frontier Communication Corp.
  6.250%, 1/15/13                                             640          583
OJSC Vimpel Communications
  (VIP Finance Ireland Ltd.)
  144A 9.125%, 4/30/18 (2)                                    465          288



                                                         PAR VALUE      VALUE
                                                         ---------    --------
TELECOMMUNICATION SERVICES--CONTINUED
Qwest Corp.
  7.875%, 9/1/11                                          $   410     $    404
  6.500%, 6/1/17                                              570          473
Telecom Italia Capital SA
  6.999%, 6/4/18(5)                                         1,000          907
Verizon Communications,
  Inc. 4.900%, 9/15/15                                        720          688
                                                                      --------
                                                                         3,343
                                                                      --------
UTILITIES--0.8%
AES Corp. (The) 7.750%,
  10/15/15                                                    780          684
Allegheny Energy Supply
  Co. LLC 144A 8.250%,
  4/15/12 (2)                                                 390          395
AmeriGas Partners LP
  7.250%, 5/20/15                                           1,000          945
Duke Energy Corp.
  6.300%, 2/1/14                                              103          105
Electricite de France 144A
  6.500%, 1/26/19 (2)                                         255          263
Entergy Gulf States, Inc.
  5.250%, 8/1/15                                              300          271
Great River Energy 144A
  5.829%, 7/1/17 (2)                                          895          924
Midwest Generation LLC
  Series B 8.560%, 1/2/16                                     326          302
Northeast Utilities
  5.650%, 6/1/13                                              715          676
                                                                      --------
                                                                         4,565
------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $100,198)                                              82,679
------------------------------------------------------------------------------
LOAN AGREEMENTS+(3)--0.9%
CONSUMER DISCRETIONARY--0.3%
Charter Communications
  Operating LLC Tranche B,
  3.256%, 3/6/14                                              889          725
Ford Motor Co. Tranche B,
  5.000%, 12/16/13                                            982          476
Lamar Media Corp. Tranche F,
  2.000%, 3/31/14                                             140          131
MCC Georgia LLC Tranche E,
  6.500%, 1/3/16                                              114          106
                                                                      --------
                                                                         1,438
                                                                      --------

                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2009


($ reported in thousands)

                                                         PAR VALUE      VALUE
                                                         ---------    --------
CONSUMER STAPLES--0.1%
Yankee Candle Co., Inc.
  Tranche B,
  2.833%, 2/6/14                                          $   543     $    366
                                                                      --------
ENERGY--0.0%
Helix Energy Solutions
  Group, Inc. Tranche
  3.290%, 7/1/13                                              223          179
                                                                      --------
HEALTH CARE--0.0%
Health Management Associates,
  Inc. Tranche B, 3.209%,
  2/28/14                                                     139          114
                                                                      --------
INFORMATION TECHNOLOGY--0.1%
CommScope, Inc.
  Tranche B, 3.421%,
  12/27/14                                                    745          643
                                                                      --------
MATERIALS--0.3%
Compass Minerals
  International, Inc.
  Tranche B, 2.350%,
  12/22/12                                                    517          473
Georgia-Pacific Corp.
  Tranche B-1, 3.236%,
  12/20/12                                                  1,033          918
                                                                      --------
                                                                         1,391
                                                                      --------
TELECOMMUNICATION SERVICES--0.0%
Level 3 Communications, Inc.
  Tranche 3.158%, 3/13/14                                      65           49
                                                                      --------
UTILITIES--0.1%
NRG Energy, Inc.
  Tranche B, 2.460%, 2/1/13                                   369          334
  Letter of Credit
  2.959%, 2/1/13                                              197          177
Texas Competitive Electric
  Holdings Co. LLC Tranche B-2,
  4.154%, 10/10/14                                            241          160
                                                                      --------
                                                                           671
------------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $6,092)                                                 4,851
------------------------------------------------------------------------------


                                                           SHARES       VALUE
                                                         ---------    --------

PREFERRED STOCK+--0.0%
FINANCIALS--0.0%
Preferred Blocker, Inc.
  (GMAC) Pfd. 7.000%                                          181     $     36
                                                                      --------
------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $57)                                                       36
------------------------------------------------------------------------------
COMMON STOCKS+--58.0%
CONSUMER DISCRETIONARY--3.9%
NIKE, Inc. Class B                                        161,600        7,577
McDonald's Corp.                                          133,900        7,307
Under Armour, Inc.
  Class A(4)                                              419,400        6,891
                                                                      --------
                                                                        21,775
                                                                      --------
CONSUMER STAPLES--6.7%
Altria Group, Inc.                                        440,600        7,058
Bunge Ltd.                                                133,000        7,535
Costco Wholesale Corp.                                    167,000        7,735
PepsiCo, Inc.                                             150,000        7,722
Philip Morris International, Inc.                         193,900        6,899
                                                                      --------
                                                                        36,949
                                                                      --------
ENERGY--8.2%
Chesapeake Energy Corp.                                   192,700        3,287
ConocoPhillips                                            193,900        7,593
Halliburton Co.                                           426,400        6,596
Massey Energy Co.                                         314,800        3,186
Occidental Petroleum Corp.                                123,000        6,845
Petroleo Brasileiro SA ADR                                239,400        7,295
St. Mary Land & Exploration Co.                           254,900        3,372
Valero Energy Corp.                                       401,100        7,180
                                                                      --------
                                                                        45,354
                                                                      --------
FINANCIALS--6.5%
Allstate Corp. (The)                                      377,800        7,235
Goldman Sachs Group, Inc. (The)                            70,500        7,474
Hudson City Bancorp, Inc.                                 617,700        7,221
Reinsurance Group of America, Inc.                        244,000        7,903
Wells Fargo & Co.                                         431,100        6,139
                                                                      --------
                                                                        35,972
                                                                      --------

                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2009


($ reported in thousands)

                                                         SHARES        VALUE
                                                       ----------    ---------
HEALTH CARE--8.0%
Celgene Corp.(4)                                          157,400    $  6,989
Gilead Sciences, Inc.(4)                                  164,400       7,615
Johnson & Johnson                                         146,500       7,706
Merck & Co., Inc.                                         275,400       7,367
St. Jude Medical, Inc.(4)                                 198,700       7,219
UnitedHealth Group, Inc.                                  338,200       7,078
                                                                     --------
                                                                       43,974
                                                                     --------
INDUSTRIALS--7.3%
Boeing Co. (The)                                          100,000       3,558
Caterpillar, Inc.                                         253,000       7,074
Continental Airlines, Inc.
  Class B(4)                                              820,400       7,228
Foster Wheeler AG(4)                                      392,800       6,862
L-3 Communications
  Holdings, Inc.                                          117,000       7,932
Union Pacific Corp.                                       179,000       7,359
                                                                     --------
                                                                       40,013
                                                                     --------
INFORMATION TECHNOLOGY--9.9%
Cisco Systems, Inc.(4)                                    450,000       7,546
Corning, Inc.                                             594,000       7,882
Hewlett-Packard Co.                                       256,100       8,211
International Business
  Machines Corp.                                           80,700       7,819
Microsoft Corp.                                           437,700       8,041
Nokia Oyj Sponsored ADR                                   627,100       7,318
QUALCOMM, Inc.                                            195,600       7,611
                                                                     --------
                                                                       54,428
                                                                     --------
MATERIALS--4.9%
Alcoa, Inc.                                               615,800       4,520
Freeport-McMoRan Copper &
  Gold, Inc.                                              179,000       6,822
Nucor Corp.                                               209,000       7,977
Potash Corp. of Saskatchewan,
  Inc.                                                     96,000       7,758
                                                                     --------
                                                                       27,077
                                                                     --------
TELECOMMUNICATION SERVICES--2.6%
AT&T, Inc.                                                288,900       7,281
Verizon Communications, Inc.                              241,300       7,287
                                                                     --------
                                                                       14,568
                                                                     --------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $328,099)                                            320,110
--------------------------------------------------------------------------------


                                                         SHARES       VALUE
                                                       ----------    --------
EXCHANGE TRADED FUNDS--1.3%
PowerShares Deutsche Bank
  Agriculture Fund(4)                                     302,300    $  7,403
--------------------------------------------------------------------------------

TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $7,533)                                                7,403
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $589,858)                                            544,051
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--4.6%
MONEY MARKET MUTUAL FUNDS--4.6%
State Street Institutional
  Liquid Reserves Fund
  (seven-day effective
  yield 0.577%)                                        25,259,705      25,260
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $25,260)                                              25,260
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--103.2%
(IDENTIFIED COST $615,118)                                            569,311(1)
Other assets and liabilities, net--(3.2)%                             (17,888)

NET ASSETS--100.0%                                                   $551,423
                                                                     ========


+ Security classifications are based on sectors.


COUNTRY WEIGHTINGS as of 3/31/09*
--------------------------------------------------------------------------------
United States                                                             92%
Canada                                                                     2
Australia                                                                  1
Brazil                                                                     1
Finland                                                                    1
Switzerland                                                                1
United Kingdom                                                             1
Other                                                                      1
--------------------------------------------------------------------------------
*  FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the table shown above: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.
--------------------------------------------------------------------------------

                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2009


Security abbreviation definitions are located in the glossary starting on page 3.


FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see
    Note 8, Federal Income Tax Information in the Notes to Financial Statements.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $25,791 or 4.7% of net assets.
(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(4) Non-income producing.
(5) All or a portion segregated as collateral for when-issued securities.
(6) When-issued security.

                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2009


(Amounts reported in thousands except shares and per share amounts)


ASSETS
Investment securities at value+ ................................................  $   569,311
Cash ...........................................................................           49
Receivables
   Investment securities sold ..................................................        6,750
   Fund shares sold ............................................................           47
   Dividends ...................................................................          739
   Interest ....................................................................        2,373
Prepaid expenses ...............................................................           34
                                                                                  -----------
     Total assets ..............................................................      579,303
                                                                                  -----------
LIABILITIES
Payables
   Fund shares repurchased .....................................................          441
   Investment securities purchased .............................................       26,715
   Investment advisory fees ....................................................          269
   Distribution and service fees ...............................................          151
   Administration fees .........................................................           41
   Transfer agent fees and expenses ............................................          146
   Trustees' fee and expenses ..................................................           10
   Professional fees ...........................................................           33
   Other accrued expenses ......................................................           74
                                                                                  -----------
     Total liabilities .........................................................       27,880
                                                                                  -----------
NET ASSETS .....................................................................  $   551,423
                                                                                  ===========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ............................  $   746,514
   Accumulated undistributed net investment income (loss) ......................          385
   Accumulated undistributed net realized gain (loss) ..........................     (149,669)
   Net unrealized appreciation (depreciation) ..................................      (45,807)
                                                                                  -----------
NET ASSETS .....................................................................  $   551,423
                                                                                  ===========

CLASS A
Net asset value per share (net assets/shares outstanding) ......................        $9.42
Offering price per share $9.42/(1-5.75%) .......................................        $9.99
Shares of beneficial interest outstanding, no par value, unlimited authorization   53,930,179
Net Assets .....................................................................  $   508,204

CLASS B
Net asset value (net assets/shares outstanding) and offering price per share            $9.39
Shares of beneficial interest outstanding, no par value, unlimited authorization      625,374
Net Assets .....................................................................  $     5,869

CLASS C
Net asset value (net assets/shares outstanding) and offering price per share            $9.38
Shares of beneficial interest outstanding, no par value, unlimited authorization    3,983,203
Net Assets .....................................................................  $    37,350

+Investment securities at cost .................................................  $   615,118

                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                            STATEMENT OF OPERATIONS
                           YEAR ENDED MARCH 31, 2009


(Reported in thousands)


INVESTMENT INCOME
Dividends ......................................................................  $  10,875
Interest .......................................................................     18,825
Security lending ...............................................................          6
Foreign taxes withheld .........................................................         (5)
                                                                                  ---------
Total investment income ........................................................     29,701
                                                                                  ---------

EXPENSES
Investment advisory fees .......................................................      3,966
Service fees, Class A ..........................................................      1,657
Distribution and service fees, Class B .........................................         89
Distribution and service fees, Class C .........................................        493
Administration fees ............................................................        609
Transfer agent fees and expenses ...............................................      1,117
Custodian fees .................................................................        115
Printing fees and expenses .....................................................         63
Professional fees ..............................................................         50
Registration fees ..............................................................         50
Trustees fee and expenses ......................................................         65
Miscellaneous expenses .........................................................        125
                                                                                  ---------
     Total expenses ............................................................      8,399
Custodian fees paid indirectly .................................................         (3)
                                                                                  ---------
     Net expenses ..............................................................      8,396
                                                                                  ---------
NET INVESTMENT INCOME (LOSS) ...................................................     21,305
                                                                                  ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments ........................................   (146,115)
Net realized gain (loss) on foreign currency transactions ......................         (7)
Net change in unrealized appreciation (depreciation) on investments ............    (85,879)
Net change in unrealized appreciation (depreciation) on
  foreign currency translations ................................................         (9)
                                                                                  ---------
NET GAIN (LOSS) ON INVESTMENTS .................................................   (232,010)
                                                                                  ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................  $(210,705)
                                                                                  =========

                        See Notes to Financial Statements

                              VIRTUS BALANCED FUND
                       STATEMENT OF CHANGES IN NET ASSETS


(Reported in thousands)


                                                     4/1/08 -       11/1/07 -       11/1/06 -
                                                     3/31/09         3/31/08        10/31/07
                                                    ---------      ----------      ----------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ....................   $  21,305      $   10,023      $   23,368
Net realized gain (loss) ........................    (146,122)          3,037          64,063
Net change in unrealized appreciation
  (depreciation) ................................     (85,888)        (87,976)         13,882
                                                    ---------      ----------      ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ...............................    (210,705)        (74,916)        101,313
                                                    ---------      ----------      ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ..................     (20,336)        (11,439)        (21,517)
Net investment income, Class B ..................        (202)           (129)           (273)
Net investment income, Class C ..................      (1,155)           (634)         (1,137)
Net realized short-term gains, Class A ..........          --          (9,869)        (16,679)
Net realized short-term gains, Class B ..........          --            (159)           (351)
Net realized short-term gains, Class C ..........          --            (763)         (1,320)
Net realized long-term gains, Class A ...........      (2,742)        (47,385)        (69,262)
Net realized long-term gains, Class B ...........         (39)           (763)         (1,456)
Net realized long-term gains, Class C ...........        (206)         (3,663)         (5,481)
                                                    ---------      ----------      ----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
  TO SHAREHOLDERS ...............................     (24,680)        (74,804)       (117,476)
                                                    ---------      ----------      ----------
FROM SHARE TRANSACTIONS:
SALE OF SHARES
Class A (978, 368 and 1,203 shares, respectively)      11,036           5,173          18,155
Class B (64, 37 and 128 shares, respectively) ...         711             524           1,925
Class C (52, 16 and 33 shares, respectively) ....         551             229             489

REINVESTMENT OF DISTRIBUTIONS
Class A (1,850, 4,570 and 6,815 shares,
  respectively) .................................      20,839          64,121         100,185
Class B (19, 69 and 132 shares, respectively) ...         219             966           1,926
Class C (101, 330 and 494 shares, respectively) .       1,132           4,614           7,223

SHARES REPURCHASED
Class A (9,700, 3,536 and 10,465 shares,
  respectively) .................................    (108,927)        (49,860)       (158,291)
Class B (371, 167 and 603 shares, respectively) .      (4,233)         (2,351)         (9,022)
Class C (777, 371 and 799 shares, respectively) .      (8,695)         (5,223)        (12,026)
                                                    ---------      ----------      ----------
INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS ............................     (87,367)         18,193         (49,436)
                                                    ---------      ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS ...........    (322,752)       (131,527)        (65,599)
                                                    ---------      ----------      ----------

NET ASSETS
Beginning of period .............................     874,175       1,005,702       1,071,301
                                                    ---------      ----------      ----------
END OF PERIOD ...................................   $ 551,423      $  874,175      $1,005,702
                                                    =========      ==========      ==========
Accumulated undistributed net investment
  income (loss) at end of period ................   $     385      $      518      $    2,284

                       See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                              VIRTUS BALANCED FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD




                               NET                         NET
                              ASSET         NET          REALIZED        TOTAL        DIVIDENDS     DISTRIBUTIONS
                              VALUE,     INVESTMENT        AND            FROM         FROM NET        FROM NET
                            BEGINNING      INCOME       UNREALIZED     INVESTMENT     INVESTMENT       REALIZED          TOTAL
                            OF PERIOD    (LOSS)(1)     GAIN (LOSS)     OPERATIONS       INCOME          GAINS        DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
4/1/08 to 3/31/09            $13.19         0.35          (3.71)         (3.36)         (0.36)          (0.05)           (0.41)
11/1/07 to 3/31/08            15.48         0.16          (1.28)         (1.12)         (0.19)          (0.98)           (1.17)
11/1/06 to 10/31/07           15.74         0.35           1.16           1.51          (0.35)          (1.42)           (1.77)
11/1/05 to 10/31/06           14.55         0.34           1.53           1.87          (0.34)          (0.34)           (0.68)
11/1/04 to 10/31/05           14.98         0.32           0.18           0.50          (0.32)          (0.61)           (0.93)
11/1/03 to 10/31/04           14.31         0.29           0.69           0.98          (0.31)             --            (0.31)

CLASS B
4/1/08 to 3/31/09            $13.13         0.26          (3.67)         (3.41)         (0.28)          (0.05)           (0.33)
11/1/07 to 3/31/08            15.41         0.11          (1.27)         (1.16)         (0.14)          (0.98)           (1.12)
11/1/06 to 10/31/07           15.69         0.24           1.13           1.37          (0.23)          (1.42)           (1.65)
11/1/05 to 10/31/06           14.50         0.23           1.53           1.76          (0.23)          (0.34)           (0.57)
11/1/04 to 10/31/05           14.93         0.21           0.18           0.39          (0.21)          (0.61)           (0.82)
11/1/03 to 10/31/04           14.26         0.18           0.69           0.87          (0.20)             --            (0.20)

CLASS C
4/1/08 to 3/31/09            $13.12         0.26          (3.67)         (3.41)         (0.28)          (0.05)           (0.33)
11/1/07 to 3/31/08            15.40         0.11          (1.27)         (1.16)         (0.14)          (0.98)           (1.12)
11/1/06 to 10/31/07           15.68         0.23           1.14           1.37          (0.23)          (1.42)           (1.65)
11/1/05 to 10/31/06           14.49         0.23           1.53           1.76          (0.23)          (0.34)           (0.57)
4/19/05(5) to 10/31/05        14.47         0.10           0.01           0.11          (0.09)             --            (0.09)



                                                                                                 RATIO OF NET
                                        NET                        NET                            INVESTMENT
                            CHANGE     ASSET                     ASSETS,          RATIO OF      INCOME (LOSS)
                            IN NET     VALUE,                     END OF        EXPENSES TO       TO AVERAGE      PORTFOLIO
                            ASSET      END OF      TOTAL          PERIOD          AVERAGE            NET           TURNOVER
                            VALUE      PERIOD    RETURN(2)    (IN THOUSANDS)     NET ASSETS         ASSETS           RATE
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
4/1/08 to 3/31/09           (3.77)    $  9.42     (25.95)%      $  508,204         1.10%             3.02%            91%
11/1/07 to 3/31/08          (2.29)      13.19      (7.62)(4)       801,724         1.12(3)           2.65(3)          21(4)
11/1/06 to 10/31/07         (0.26)      15.48      10.26           919,363         1.12              2.31             54
11/1/05 to 10/31/06          1.19       15.74      13.29           973,751         1.08              2.29             78
11/1/04 to 10/31/05         (0.43)      14.55       3.21         1,000,790         1.05              2.16             58
11/1/03 to 10/31/04          0.67       14.98       6.91           926,383         1.06              1.98             68

CLASS B
4/1/08 to 3/31/09           (3.74)     $ 9.39     (26.40)%      $    5,869         1.85%             2.24%            91%
11/1/07 to 3/31/08          (2.28)      13.13      (7.94)(4)        11,992         1.87(3)           1.91(3)          21(4)
11/1/06 to 10/31/07         (0.28)      15.41       9.41            15,013         1.87              1.58             54
11/1/05 to 10/31/06          1.19       15.69      12.43            20,676         1.83              1.54             78
11/1/04 to 10/31/05         (0.43)      14.50       2.47            19,970         1.80              1.39             58
11/1/03 to 10/31/04          0.67       14.93       6.12            16,814         1.80              1.23             68

CLASS C
4/1/08 to 3/31/09           (3.74)     $ 9.38     (26.42)%      $   37,350         1.85%             2.26%            91%
11/1/07 to 3/31/08          (2.28)      13.12      (7.94)(4)        60,459         1.87(3)           1.91(3)          21(4)
11/1/06 to 10/31/07         (0.28)      15.40       9.42            71,326         1.87              1.56             54
11/1/05 to 10/31/06          1.19       15.68      12.44            76,874         1.83              1.54             78
4/19/05(5) to 10/31/05       0.02       14.49       0.75(4)         81,111         1.80(3)           1.22(3)          58(4)

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not Annualized.
(5) Inception date.

                        See Notes to Financial Statements

                                   26 and 27

                              VIRTUS BALANCED FUND
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2009

1. ORGANIZATION

   Effective October 1, 2008, the Phoenix Funds became Virtus Mutual Funds, and all of the Funds were renamed to reflect the new Virtus name. On October 20, 2008, the Trusts' names were also updated to reflect the new name.

   Virtus Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

   As of the date of this report, fourteen funds of the Trust are offered for sale, of which the Virtus Balanced Fund (the "Fund") is reported in this annual report. The Fund's investment objective is outlined in the Fund Summary Page.

   The Fund offers Class A shares, Class B shares and Class C shares.

   Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month the purchase was made. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to excessive volatility in the current market (please see Note 11 on Market Conditions), valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

                              VIRTUS BALANCED FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   Investments in underlying money market mutual funds are valued at each fund's closing net asset value.

   The Fund has adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

      o  Level 1 - quoted prices in active markets for identical securities

      o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   ($ REPORTED IN THOUSANDS)

                                                      INVESTMENTS IN SECURITIES
                 VALUATION INPUTS                           MARKET VALUE
    ------------------------------------------        --------------------------
     Level 1 - Quoted Prices                                   $352,809
     Level 2 - Significant Observable Inputs                    215,446
     Level 3 - Significant Unobservable Inputs                    1,056
                                                               --------
     TOTAL                                                     $569,311
                                                               ========

                              VIRTUS BALANCED FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


   The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                              INVESTMENTS IN SECURITIES
                                              ($ REPORTED IN THOUSANDS)
                                              -------------------------
     BALANCE AS OF MARCH 31, 2008                      $11,378
     Accrued discounts/premiums                              9
     Realized gain (loss)                               (2,211)
     Change in unrealized
       appreciation (depreciation)(1)                      166
     Net purchases (sales)                              (5,882)
     Transfers in and/or out of
       Level 3(2)                                       (2,404)
                                                       -------
     BALANCE AS OF MARCH 31, 2009                      $ 1,056
                                                       =======


(1) DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS.

(2) "TRANSFERS IN AND/OR OUT OF LEVEL 3" REPRESENTS THE ENDING VALUE AS OF MARCH 31, 2009, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.

   Level 3 securities have been determined based either on availability of only a single broker source, which may or may not be a principal market maker, or internally fair valued securities without active markets or market participants.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   Dividend income is recorded using management's estimate of the income included in distributions received from REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. INCOME TAXES:

   The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

                              VIRTUS BALANCED FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


   FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G. LOAN AGREEMENTS:

   The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights

                              VIRTUS BALANCED FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


   against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. Currently, the Fund only holds assignment loans.

H. SECURITIES LENDING:

   The Fund may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

   At March 31, 2009, the Fund did not have any securities on loan.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

   At end of business December 31, 2008, Virtus Investment Partners, Inc. ("Virtus") spun off from The Phoenix Companies, Inc. ("PNX"), into an independent publicly traded company which through its affiliates provides asset management and related services to individuals and institutions. Virtus Investment Advisers, Inc. ("VIA," the "Adviser," formerly known as Phoenix Investment Counsel, Inc.) and VP Distributors, Inc. ("VP Distributors," formerly known as Phoenix Equity Planning Corporation) are indirect wholly-owned subsidiaries of Virtus. Due to the spin-off, the asset management subsidiaries have changed their names to reflect the Virtus brand.

   As compensation for its services to the Trust, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

                      1ST $1        $1+ BILLION -         $2+
                      BILLION        $2 BILLION         BILLION
                      -------        ----------         -------
                       0.55%            0.50%            0.45%

   The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser, Goodwin Capital Advisers, Inc. ("Goodwin"). Goodwin is the subadviser of the Fund's Fixed Income Portfolio. The Adviser manages the Fund's Equity Portfolio.

                              VIRTUS BALANCED FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


   As distributor of the Fund's shares, VP Distributors has advised the Fund that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended March 31, 2009, as follows:

                     CLASS A           CLASS B          CLASS C
                   NET SELLING        DEFERRED         DEFERRED
                   COMMISSIONS      SALES CHARGES   SALES CHARGES
                   -----------      -------------   -------------
                        $33             $11             $ --*

   * Amount is less than $500 (not reported in thousands).

   The Fund pays VP Distributors, Inc. distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class.

                      CLASS A          CLASS B          CLASS C
                      -------          -------          -------
                       0.25%            1.00%            1.00%

   Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   VP Distributors, Inc. serves as the Administrator to the Trust. For its services, which includes financial agent services, VP Distributors, Inc. receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Virtus Mutual Funds and certain other funds. For the period ended March 31, 2009, the Fund incurred administration fees totaling $609.

   VP Distributors, Inc. also serves as the Trust's transfer agent. For the period ended March 31, 2009, transfer agent fees were $1,117 as reported in the Statement of Operations.

4. PURCHASES AND SALES OF SECURITIES
   ($ REPORTED IN THOUSANDS)

   Purchases and sales of investment securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2009, were as follows:

                              PURCHASES          SALES
                              ---------        --------
                              $593,638         $639,256

   Purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2009 were as follows:

                              PURCHASES          SALES
                              ---------         -------
                               $54,883          $89,046

5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have

                              VIRTUS BALANCED FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


   disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

   High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Goodwin to accurately predict risk.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

6. INDEMNIFICATIONS

   Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

7. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus (and, prior to the spin-off described in Note 3, PNX) and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

   There are currently no such matters which the Company believes will be material to these financial statements.

8. FEDERAL INCOME TAX INFORMATION
   ($ REPORTED IN THOUSANDS)

   At March 31, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                               NET UNREALIZED
                  FEDERAL       UNREALIZED      UNREALIZED      APPRECIATION
                 TAX COST      APPRECIATION    DEPRECIATION    (DEPRECIATION)
                 --------      ------------    ------------    --------------
                 $617,788         $13,917        $(62,394)        $(48,477)

   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                   EXPIRATION YEAR
                     ------------------------------------------
                       2010             2017             TOTAL
                       ----            ------           -------
                       $739            $9,922           $10,661

   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

   The Fund's amounts include losses acquired in connection with prior and/or current year mergers. Utilization of these capital loss carryovers are subject to annual limitations.

                              VIRTUS BALANCED FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


   The Fund had $1,849 of capital loss carryover which expired in 2009.

   Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following tax year. For the year ended March 31, 2009, the Fund deferred post October losses as follows:

                             CAPITAL           CURRENCY
                             DEFERRED          DEFERRED
                             --------          --------
                             $136,345            $156

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the first table above) consists of undistributed ordinary income of $541 and undistributed long-term capital gains of $0.

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

9. RECLASSIFICATION OF CAPITAL ACCOUNTS
   ($ REPORTED IN THOUSANDS)

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Fund. As of March 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:

                  CAPITAL PAID
                      IN ON
                   SHARES OF      UNDISTRIBUTED        ACCUMULATED
                   BENEFICIAL     NET INVESTMENT      NET REALIZED
                    INTEREST       INCOME (LOSS)       GAIN (LOSS)
                  ------------    --------------      ------------
                    $(1,849)           $256              $1,593


10. RECENTLY ISSUED ACCOUNTING STANDARDS

   In April 2009, FASB issued FASB Staff Position No. 157-4, DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A), when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

                              VIRTUS BALANCED FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


   In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of SFAS 161 on financial statement disclosures, if any.

11. MARKET CONDITIONS

   Events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Funds. Such events include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG. These companies represent financial institutions with which the Fund may conduct business and/or whose securities are or may be held within the Fund. The potential investment of the Fund's investments in these issuers, and the financial sector in general, as reflected in the Fund's Schedule of Investments, exposes investors to the negative (or positive) performance resulting from these and other events.

12. SUBSEQUENT EVENT

   The Board of Trustees has approved and recommended for approval by shareholders at a Special Meeting of Shareholders to be held on June 4, 2009, a proposal to replace Goodwin with SCM Advisors LLC ("SCM") as the Fund's subadviser responsible for the management of the Fund's fixed income portfolio. SCM is an indirect wholly-owned subsidiary of Virtus. The Adviser will pay the subadviser fees not the Fund. A proxy statement describing the proposal was filed with the Securities and Exchange Commission and mailed to the shareholders of the Fund on April 16, 2009.

                     REPORT OF INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM



[GRAPHIC OMITTED]
PRICEWATERHOUSECOOPERS

To the Board of Trustees of
Virtus Equity Trust and Shareholders of
Virtus Balanced Fund

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Balanced Fund, (formerly Phoenix Balanced Fund, a series of Virtus Equity Trust (formerly Phoenix Equity Trust), hereafter referred to as the "Fund") at March 31, 2009, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Philadelphia, PA
May 22, 2009

                              VIRTUS BALANCED FUND
                             TAX INFORMATION NOTICE
                                   (UNAUDITED)
                                 MARCH 31, 2009


--------------------------------------------------------------------------------

   For the fiscal year ended March 31, 2009, the Fund makes the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends ("QDI") to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction ("DRD") for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Fund designates the amounts below, or if subsequently different, as long-term capital gains dividends ("LTCG") ($ reported in Thousands).


                        QDI            DRD           LTCG
                    ----------     ----------    ------------
                        47%            46%            $ --

--------------------------------------------------------------------------------

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)


    The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), are responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 18 - 20, 2008, the Board, including a majority of the independent Trustees, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

    In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

    NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA;
    (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits



----------
(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUNDS THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WERE VIRTUS GROWTH & INCOME FUND, WHICH IS A SERIES OF VIRTUS EQUITY TRUST; AND VIRTUS WEALTH ACCUMULATOR FUND, VIRTUS WEALTH BUILDER FUND, VIRTUS DIVERSIFIER FUND AND VIRTUS ALTERNATIVES DIVERSIFIER FUND, WHICH ARE SERIES OF VIRTUS OPPORTUNITIES TRUST. VIA ACTED AS THE ADVISER FOR THESE FUNDS WITHOUT EMPLOYING A SUBADVISER, AND THE BOARD CONSIDERED THE VIA AGREEMENT WITH RESPECT TO THESE FUNDS IN THAT CONTEXT.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)


    that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

    With respect to the sub-advisory Agreements, the Board noted that each subadviser provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

    After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

    INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

    While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

    The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight, and that some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)


    The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve the adviser would recommend that the subadviser be replaced in a timely manner.

    PROFITABILITY. The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

    The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

    MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. Finally, the Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

    The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)


    ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

    In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

                       FUND MANAGEMENT TABLES (UNAUDITED)


     Information pertaining to the trustees and officers of the Trust as of March 31, 2009 is set forth below. The statement of additional information (SAI) includes additional information about the trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for trustees of the Trust.


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
          NAME
     YEAR OF BIRTH,
    YEAR ELECTED AND                                                     PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS                                                     DURING PAST 5 YEARS AND
        OVERSEEN                                                 DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.             Managing Director, Almanac Capital Management (commodities business) (2007-present). Partner,
YOB: 1939                    Stonington Partners, Inc. (private equity firm) (2001-2007). Director/Trustee, Evergreen Funds (88
Elected: 1993                portfolios).
49 Funds
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin         Partner, Cross Pond Partners, LLC (2006-Present). Director, World Trust Fund. Chairman and Trustee, The
YOB: 1946                    Phoenix Edge Series Fund (2003-present). Director, DTF Tax-Free Income Fund, Inc., Duff & Phelps
Elected: 1993                Utility and Corporate Bond Trust, Inc. and DNP Select Income Fund Inc. Managing Director, SeaCap, Asset
51 Funds                     Management Fund I LP.
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara        Retired. Managing Director, U.S. Trust Company of New York (private bank) (1982-2006).
YOB: 1951
Elected: 2001
51 Funds
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates               Managing Director, Wydown Group (consulting firm) (1994-present). Chairman, Hudson Castle Group, Inc.
YOB: 1946                    (formerly IBEX Capital Markets, Inc.) (financial services) (1997-2006). Director, Stifel Financial.
Elected: 1993                Chairman and Trustee, John Hancock Trust (93 portfolios) and John Hancock Funds II (74 portfolios).
49 Funds                     Non-Executive Chairman, Hudson Castle Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson          Managing Director, Northway Management Company (1998-present).
YOB: 1946
Elected: 1998
49 Funds
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L.J. Verdonck      Retired. Director, Galapagos N.V. (biotechnology). Mr. Verdonck is also a director of several non-U.S.
YOB: 1942                    companies.
Elected: 2004
49 Funds
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEE

     The individual listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
          NAME
     YEAR OF BIRTH,
    YEAR ELECTED AND                                                     PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS                                                     DURING PAST 5 YEARS AND
        OVERSEEN                                                 DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
  George R. Aylward(1)       Director, President and Chief Executive Officer (2008-present), Director and President (2006-2008),
  YOB: 1964                  Chief Operating Officer (2004-2006), Vice President, Finance (2001-2002), Virtus Investment Partners,
  Elected: 2006              Inc. and/or certain of its subsidiaries. Senior Executive Vice President and President, Asset
  51 Funds                   Management (2007-2008), Senior Vice President and Chief Operating Officer, Asset Management
                             (2004-2007), Vice President and Chief of Staff (2001-2004), The Phoenix Companies, Inc. Various senior officer and directorship positions with Phoenix affiliates (2005-2008). President (2006-present),
                             Executive Vice President (2004-2006), the Virtus Mutual Funds Family. Chairman, President and Chief
                             Executive Officer, The Zweig Fund Inc. and The Zweig Total Return Fund Inc. (2006-present).
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with Virtus Investment Partners, Inc. and/or its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
   NAME, ADDRESS AND          TRUST AND LENGTH OF                                      PRINCIPAL OCCUPATION(S)
     YEAR OF BIRTH                TIME SERVED                                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss             Senior Vice President            Executive Vice President, Head of Operations (since 2009), Senior Vice
YOB: 1952                    since 2006.                      President, Operations (2008-2009), Vice President, Head of Asset
                                                              Management Operations (2007-2008), Vice President (2003-2007), Virtus
                                                              Investment Partners, Inc. and/or certain of its subsidiaries.
                                                              Assistant Treasurer (2001-2009), VP Distributors, Inc. (f/k/a Phoenix
                                                              Equity Planning Corporation). Ms. Curtiss is also Treasurer of various other investment companies within the Virtus Mutual Funds Complex
                                                              (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman           Senior Vice President            Executive Vice President, Head of Product Management (since 2009),
YOB: 1962                    since 2008.                      Senior Vice President, Asset Management Product Development
                                                              (2008-2009), Senior Vice President, Asset Management Product
                                                              Development (2005-2007), Virtus Investment Partners, Inc. and/or
                                                              certain of its subsidiaries. Director (since 2008), Director and
                                                              President (2006-2007), VP Distributors, Inc. (f/k/a Phoenix Equity
                                                              Planning Corporation). Director and Senior Vice President (since
                                                              2008), Senior Vice President (2006-2007), Virtus Investment Advisers,
                                                              Inc.
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                 Vice President and               Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present).
c/o Zweig-DiMenna            Chief Compliance                 Vice President, The Zweig Total Return Fund, Inc. (2004-present). Vice
   Associates, LLC           Officer since 2004.              President, The Zweig Fund, Inc. (2004-present). President and Director
900 Third Avenue                                              of Watermark Securities, Inc. (1991-present). Assistant Secretary,
New York, NY 10022                                            Gotham Advisors Inc. (1990-2005).
YOB: 1945
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley           Chief Financial Officer          Senior Vice President, Fund Administration (since 2009), Vice
YOB: 1972                    and Treasurer                    President, Fund Administration (2007-2009), Second Vice President,
                             since 2006.                      Fund Control & Tax (2004-2006), Virtus Investment Partners, Inc.
                                                              and/or certain of its subsidiaries. Vice President, Chief Financial
                                                              Officer, Treasurer and Principal Accounting Officer (2006-present),
                                                              Assistant Treasurer (2004-2006), The Phoenix Edge Series Fund. Chief
                                                              Financial Officer and Treasurer (2005-present), Assistant Treasurer
                                                              (2004-2006), certain funds within the Virtus Mutual Funds Family.
------------------------------------------------------------------------------------------------------------------------------------


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
   NAME, ADDRESS AND          TRUST AND LENGTH OF                                      PRINCIPAL OCCUPATION(S)
     YEAR OF BIRTH                TIME SERVED                                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                Vice President,                  Senior Vice President (since 2009), Counsel and Secretary
YOB: 1954                    Chief Legal Officer,             (2008-present) and Vice President (2008-2009), Virtus Investment
                             Counsel and Secretary            Partners, Inc. and/or certain of its subsidiaries. Vice President and
                             since 2005.                      Counsel, Phoenix Life Insurance Company (2005-2008). Compliance
                                                              Officer of Investments and Counsel, Travelers Life & Annuity Company
                                                              (January 2005-May 2005). Assistant General Counsel and certain other positions, The Hartford Financial Services Group (1995-2005).
------------------------------------------------------------------------------------------------------------------------------------

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
   Officer, Counsel and Secretary

INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042

HOW TO CONTACT US
Mutual Fund Services                   1-800-243-1574
Advisor Consulting Group               1-800-243-4361
Telephone Orders                       1-800-367-5877
Text Telephone                         1-800-243-1926
Web site                                   VIRTUS.COM




--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                         THIS PAGE INTENTIONALLY BLANK.

                                                                   -------------
                                                                     PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                   LANCASTER, PA
                                                                    PERMIT 1793
                                                                   -------------



              [GRAPHIC OMITTED]
                    VIRTUS
                 MUTUAL FUNDS


   c/o State Street Bank and Trust Company
                P.O. Box 8301
            Boston, MA 02266-8301




For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or VIRTUS.COM.


8013                                                                        4-09

                                                                          ANNUAL
                                                                          REPORT
                                [GRAPHIC OMITTED]
                                     VIRTUS
                                  MUTUAL FUNDS



                           Virtus Capital Growth Fund






--------------------------------------------------------------------------------
                                                   WOULDN'T YOU RATHER HAVE THIS
                                                       DOCUMENT E-MAILED TO YOU?
TRUST NAME:                                       ELIGIBLE SHAREHOLDERS CAN SIGN
VIRTUS EQUITY TRUST       March 31, 2009         UP FOR E-DELIVERY AT VIRTUS.COM

NOT FDIC INSURED         NO BANK GUARANTEE                        MAY LOSE VALUE

                                TABLE OF CONTENTS


VIRTUS CAPITAL GROWTH FUND* ("Capital Growth Fund")


Message to Shareholders................................................     1
Glossary...............................................................     3
Disclosure of Fund Expenses............................................     4
Fund Summary...........................................................     6
Schedule of Investments................................................     8
Statement of Assets and Liabilities....................................    10
Statement of Operations................................................    11
Statement of Changes in Net Assets.....................................    12
Financial Highlights...................................................    14
Notes to Financial Statements..........................................    16
Report of Independent Registered Public Accounting Firm................    24
Consideration of Advisory and Subadvisory Agreements
  by the Board of Trustees.............................................    26
Fund Management Tables.................................................    30

* Please see Notes 1 and 3 in the Notes to Financial Statements for more information on the name change.


--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2008, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Virtus Capital Growth Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


Dear Fellow Shareholders of Virtus Mutual Funds:

[GRAPHIC OMITTED]

After the unprecedented economic events of 2008, investors were ready to greet the new year with great expectations. Instead, we were sorely disappointed.

The first quarter of 2009 brought more dismal economic news as the worst financial crisis since the Great Depression continued, seemingly unabated. Consumer confidence and business sentiment spiraled downward on poor corporate earnings and woeful economic data. Major stock market indices posted their worst January and February returns on record, ultimately leading to a sixth straight down quarter. The new administration in Washington, D.C. responded with an alphabet-soup of financial recovery programs - TARP (Troubled Asset Relief Program), TALF (Term Asset-Backed Securities Loan Facility) and CAP (Capital Assistance Program) - conducted stress tests of troubled banks and took extreme measures in an attempt to rescue two of the "Big Three" automakers. But by March 9th, the Dow Jones Industrial Average (SM) was down 25.4 percent from the start of the year and the S&P 500(R) Index was off 27.4 percent.

Then a number of promising signs appeared. Credit markets exhibited tentative evidence of stabilizing and the manufacturing sector reported modest increases in new orders. Retail sales gained slightly, and for the first time in two years the housing markets in some regions of the country indicated they may have hit bottom. There was a bounce in the financial markets, and March ended with the best monthly stock gains in more than six years.

Whether this is the start of a significant "V"-shaped recovery or a temporary upswing of a "W" recovery remains to be seen. The second quarter began with a sprinkling of encouraging corporate earnings, and unemployment - while still a significant drag on the economy - shows signs of slowing. Questions remain on the effectiveness of the government's economic interventions, as well as the long-term impact of increasing budget deficits, yet we entered the second quarter with a glimmer of hope.

The uncertainties of the economy are another reminder that investors should rely on the discipline and focus of professional investment managers and financial advisors when making decisions about personal investments. We encourage you to meet with your financial advisor and periodically review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals.

At Virtus, our commitments to quality investment solutions and superior customer service remain unchanged. We offer a wide range of equity, fixed income, and money market funds as well as alternative strategies that you may wish to consider as you review your investments. We recognize the economy and financial markets still face substantial challenges, but our investment professionals remain committed to identifying the right options for your long-term investment needs.

Your confidence in Virtus Mutual Funds is deeply appreciated.



Sincerely,

/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

MAY 1, 2009

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US AT WWW.VIRTUS.COM OR CALL OUR SHAREOWNER SERVICES GROUP, TOLL FREE, AT 800-243-1574.




PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                                    GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represent shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

CAP (CAPITAL ASSISTANCE PROGRAM)
An element of the financial stability plan launched by the U.S. Department of Treasury to regain confidence in the financial industry. In this program, the U.S. Treasury makes capital available for financial institutions to borrow in order to enable them to continue to serve the public.

RUSSELL 1000(R) GROWTH INDEX
The Russell 1000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

TALF (TERM ASSET-BACKED SECURITIES LOAN FACILITY)
The TALF is intended to assist the credit markets in accommodating the credit needs of consumers and small businesses by facilitating the issuance of asset-backed securities (ABS) and improving the market conditions for ABS more generally.

TARP (TROUBLED ASSET RELIEF PROGRAM)
A government program created for the establishment and management of a Treasury fund, in an attempt to curb the ongoing financial crisis of 2007-2008. The fund was created by enacting the Emergency Economic Stabilization Act of 2008.




THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

                           VIRTUS CAPITAL GROWTH FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2008 TO MARCH 31, 2009


   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Virtus Capital Growth Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates the Fund's costs in two ways.

ACTUAL EXPENSES

   The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                           VIRTUS CAPITAL GROWTH FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2008 TO MARCH 31, 2009


EXPENSE TABLE
--------------------------------------------------------------------------------
                    Beginning           Ending                          Expenses
                     Account            Account        Annualized         Paid
                      Value              Value           Expense         During
                 October 1, 2008    March 31, 2009        Ratio          Period*
--------------------------------------------------------------------------------
ACTUAL
Class A              $1,000.00        $  763.60            1.50%         $ 6.60
Class B               1,000.00           760.80            2.25            9.88
Class C               1,000.00           761.00            2.25            9.88

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A               1,000.00         1,017.36            1.50            7.57
Class B               1,000.00         1,013.57            2.25           11.36
Class C               1,000.00         1,013.57            2.25           11.36

 * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the period.

   The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

   You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                                                                 TICKER SYMBOLS:
CAPITAL GROWTH FUND                                              A Share: PHGRX
                                                                 B Share: PGTBX
                                                                 C Share: PHCAX


o Capital Growth Fund (the "Fund") is diversified and has an investment objective of long-term capital appreciation. THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE ITS OBJECTIVE.

o For the fiscal year ended March 31, 2009, the Fund's Class A shares returned -34.53%, Class B shares returned -35.05% and Class C shares returned -35.02%. For the same period, the S&P 500(R) Index returned -38.09% and the Russell 1000(R) Growth Index returned -34.28%.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOUR SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

o Equity markets performed poorly during this fiscal year, mirroring economic conditions and expectations. Sector rotation radically impacted returns within the Energy and Materials Sectors.

o During the period, technology holdings, in general, performed better than financial holdings. The Russell 1000 Growth(R) Index, which is the benchmark for this fund, has a relative overweight of technology holdings and relative underweight of financial holdings.

o New fears about the survival of the nation's largest banks produced an extremely challenging month of February. The markets did finally begin to rally with better than expected news out of some banks, including Citigroup.

o In the near term, quarterly earnings reports will be an important signal for the markets as companies reveal their performance and outlook for the remainder of the year. In addition, the markets will continue to assess the government and Federal Reserve's plans to combat the financial crisis facing the nation and key economic indicators will continue to be closely scrutinized.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

o During this stressful economic period, the Fund modestly underperformed the Russell 1000 Growth(R) Index. Overall sector allocation was positive, benefiting from the Fund's relative overweight in the Health Care sector and relative underweight in the Industrials sector. However, overall stock selection detracted, led by companies within the Energy sector.

THE PRECEDING INFORMATION IS THE OPINION OF THE PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET CONDITIONS AND SHOULD NOT BE RELIED ON AS INVESTMENT ADVICE.

BECAUSE THE FUND IS HEAVILY WEIGHTED IN A SINGLE SECTOR, IT WILL BE IMPACTED BY THAT SECTOR'S PERFORMANCE MORE THAN A FUND WITH BROADER SECTOR DIVERSIFICATION.

INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES GREATER RISKS AND PRICE VOLATILITY THAN INVESTING IN LARGER, MORE ESTABLISHED COMPANIES.


SECTOR WEIGHTINGS as of 3/31/09*
----------------------------------------------
Information Technology                    31%
----------------------------------------------
Health Care                               19
----------------------------------------------
Consumer Staples                          16
----------------------------------------------
Consumer Discretionary                    12
----------------------------------------------
Industrials                                7
----------------------------------------------
Energy                                     5
----------------------------------------------
Materials                                  3
----------------------------------------------
Other (includes short-term investments)    7
----------------------------------------------
* % of total investments as of March 31, 2009.



   For information regarding the indexes and certain investment terms, see the glossary on page 3.

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 3/31/09
--------------------------------------------------------------------------------


                                                                       Inception
                                        1         5         10            to          Inception
                                      Year      Years      Years        3/31/09          Date
-----------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)             -34.53%    -7.60%     -8.18%            --              --
-----------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3),(4)         -38.30     -8.69      -8.72             --              --
-----------------------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)             -35.05     -8.30      -8.88             --              --
-----------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)          -37.65     -8.30      -8.88             --              --
-----------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)             -35.02        --         --         -19.19%       11/21/06
-----------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)          -35.02        --         --         -19.19        11/21/06
-----------------------------------------------------------------------------------------------
S&P 500(R) INDEX                     -38.09     -4.77      -3.00         -19.51        11/21/06
-----------------------------------------------------------------------------------------------
RUSSELL 1000(R) GROWTH INDEX         -34.28     -4.38      -5.26         -16.18        11/21/06
-----------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): A SHARES: 1.34%; B SHARES: 2.09%; C SHARES: 2.09%.
-----------------------------------------------------------------------------------------------

    ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT
    REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.

(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five-year period. CDSC charges for certain redemptions of Class A shares and all redemptions of Class C shares are 1% in the first year and 0% thereafter.

(5) The expense ratios of the Fund are set forth according to the prospectus for the Fund effective 6/6/08 and may differ from the expense ratios disclosed in the Financial Highlight tables in this report.


GROWTH OF $10,000 for periods ended 3/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on March 31, 1999, for Class A and Class B shares including any applicable sales charges or fees. The performance of the other share class will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                                                                     Russell
                                                                     1000(R)
                 Share             Share                              Growth
                Class A           Class B            S&P 500(R)       Index
             --------------    --------------       ----------       -------
3/31/99         $ 9,425           $10,000            $10,000         $10,000
3/31/00          12,415            13,073             11,824          13,412
3/31/01           6,880             7,190              9,240           7,683
3/31/02           5,961             6,185              9,263           7,529
3/31/03           4,562             4,694              6,970           5,514
3/31/04           5,961             6,087              9,418           7,289
3/31/05           5,818             5,899             10,046           7,373
3/31/06           6,409             6,449             11,225           8,343
3/31/07           6,470             6,462             12,553           8,931
3/31/08           6,131             6,078             11,916           8,864
3/31/09           4,014             3,948              7,377           5,825


   For information regarding the indexes and certain investment terms, see the glossary on page 3.

                           VIRTUS CAPITAL GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009


($ reported in thousands)

                                                         SHARES       VALUE
                                                         -------     --------

COMMON STOCKS+--97.6%

CONSUMER DISCRETIONARY--11.6%
Apollo Group, Inc.(2)                                     21,100     $  1,653
Big Lots, Inc.(2)                                        166,075        3,451
Family Dollar Stores, Inc.                                56,800        1,896
ITT Educational Services, Inc.(2)                         56,725        6,888
Netflix, Inc.(2)                                         110,750        4,753
NIKE, Inc. Class B                                        39,300        1,843
Ross Stores, Inc.                                         52,625        1,888
Yum! Brands, Inc.                                        133,350        3,664
                                                                     --------
                                                                       26,036
                                                                     --------
CONSUMER STAPLES--15.6%
Archer-Daniels-Midland Co.                                77,050        2,140
Brown-Forman Corp.                                        51,106        1,984
Colgate-Palmolive Co.                                    114,925        6,778
General Mills, Inc.                                       77,825        3,882
Hansen Natural Corp.(2)                                  171,050        6,158
Kroger Co. (The)                                         172,375        3,658
Wal-Mart Stores, Inc.                                    165,425        8,619
Walgreen Co.                                              63,100        1,638
                                                                     --------
                                                                       34,857
                                                                     --------
ENERGY--4.8%
Chevron Corp.                                             29,400        1,977
Exxon Mobil Corp.                                         57,925        3,945
Occidental Petroleum Corp.                                47,700        2,654
Southwestern Energy Co.(2)                                72,950        2,166
                                                                     --------
                                                                       10,742
                                                                     --------
FINANCIALS--2.3%
AFLAC, Inc.                                               90,850        1,759
HCC Insurance Holdings, Inc.                              64,500        1,624
Hudson City Bancorp, Inc.                                155,600        1,819
                                                                     --------
                                                                        5,202
                                                                     --------
HEALTH CARE--18.6%
Amgen, Inc.(2)                                           119,100        5,898
Baxter International, Inc.                                72,900        3,734
Cephalon, Inc.(2)                                         32,200        2,193
Endo Pharmaceuticals Holdings, Inc.(2)                   112,050        1,981
Express Scripts, Inc.(2)                                  75,775        3,498
Forest Laboratories, Inc.(2)                              67,300        1,478


                                                         SHARES       VALUE
                                                         -------     --------

HEALTH CARE--CONTINUED
Gen-Probe, Inc.(2)                                        56,050     $  2,555
Gilead Sciences, Inc.(2)                                 132,475        6,136
Life Technologies Corp.(2)                                91,125        2,960
Omnicare, Inc.                                           180,750        4,427
Waters Corp.(2)                                           60,350        2,230
Watson Pharmaceuticals, Inc.(2)                          150,000        4,666
                                                                     --------
                                                                       41,756
                                                                     --------
INDUSTRIALS--7.3%
Burlington Northern Santa Fe Corp.                        43,450        2,614
Lockheed Martin Corp.                                     78,575        5,424
Norfolk Southern Corp.                                   103,825        3,504
Republic Services, Inc.                                  284,550        4,880
                                                                     --------
                                                                       16,422
                                                                     --------
INFORMATION TECHNOLOGY--30.9%
Akamai Technologies, Inc.(2)                              80,150        1,555
Apple, Inc.(2)                                            61,000        6,412
Broadcom Corp.(2)                                        117,230        2,342
Cisco Systems, Inc.(2)                                   506,748        8,498
Cree, Inc.(2)                                             74,250        1,747
F5 Networks, Inc.(2)                                     250,700        5,252
Google, Inc.(2)                                            6,400        2,228
Hewlett-Packard Co.                                      188,450        6,042
Intel Corp.                                              210,775        3,172
Microsoft Corp.                                          369,575        6,789
Oracle Corp.                                             544,650        9,842
Red Hat, Inc.(2)                                         229,750        4,099
Sybase, Inc.(2)                                           70,150        2,125
WebMD Health Corp.(2)                                    136,050        3,034
Western Digital Corp.(2)                                 243,800        4,715
Western Union Co. (The)                                  120,550        1,515
                                                                     --------
                                                                       69,367
                                                                     --------
MATERIALS--3.4%
CF Industries Holdings, Inc.                              37,125        2,641
Freeport-McMoRan Copper & Gold, Inc.                      55,450        2,113
Terra Industries, Inc.                                    99,600        2,798
                                                                     --------
                                                                        7,552
                                                                     --------

                        See Notes to Financial Statements

                           VIRTUS CAPITAL GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2009


($ reported in thousands)

                                                         SHARES       VALUE
                                                         -------     --------

TELECOMMUNICATION SERVICES--1.1%
American Tower Corp. Class A(2)                           82,650     $  2,515
                                                                     --------

UTILITIES--2.0%
AES Corp. (The)(2)                                       313,825        1,823
NRG Energy, Inc.(2)                                      151,500        2,667
                                                                     --------
                                                                        4,490
                                                                     --------
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $239,838)                                            218,939
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.6%
(IDENTIFIED COST $239,838)                                            218,939
-----------------------------------------------------------------------------


                                                         SHARES       VALUE
                                                         -------     --------

SHORT-TERM INVESTMENTS--2.5%

MONEY MARKET MUTUAL FUNDS--2.5%
State Street Institutional Liquid
  Reserves Fund (seven-day effective
  yield 0.577%)                                        5,665,636     $  5,666
                                                                     --------

-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,666)                                                5,666
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $245,504)                                            224,605(1)

Other assets and liabilities, net--(0.1)%                                (216)
                                                                     --------
NET ASSETS--100.0%                                                   $224,389
                                                                     ========

+ Security classifications are based on sectors.



Security abbreviations definitions are located in the glossary on page 3.

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see
    Note 8 Federal Income Tax Information in the Notes to Financial Statements.
(2) Non-income producing.

                        See Notes to Financial Statements

                           VIRTUS CAPITAL GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2009


(Amounts reported in thousands except shares and per share amounts)

ASSETS
Investment securities at value(1) ..............................  $   224,605
Receivables
   Fund shares sold ............................................           13
   Dividends ...................................................          220
Prepaid expenses ...............................................           22
                                                                  -----------
     Total assets ..............................................      224,860
                                                                  -----------
LIABILITIES
Payables
   Fund shares repurchased .....................................           98
   Investment advisory fees ....................................          127
   Distribution and service fees ...............................           49
   Administration fees .........................................           16
   Transfer agent fees .........................................          122
   Trustees' fee and expenses ..................................            4
   Professional fees ...........................................           27
   Other accrued expenses ......................................           28
                                                                  -----------
     Total liabilities .........................................          471
                                                                  -----------
NET ASSETS .....................................................  $   224,389
                                                                  ===========

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ...............  $   442,346
Accumulated undistributed net realized gain (loss) .............     (197,058)
Net unrealized appreciation (depreciation) .....................      (20,899)
                                                                  -----------
NET ASSETS .....................................................  $   224,389
                                                                  ===========

CLASS A
Net asset value per share (net assets / shares outstanding) ....        $9.82
Offering price per share $9.82 /(1-5.75%) ......................       $10.42
Shares of beneficial interest outstanding, no par value,
   unlimited authorization .....................................   22,296,815
Net Assets .....................................................  $   218,922

CLASS B
Net asset value (net assets / shares outstanding) and
   offering price per share ....................................        $8.84
Shares of beneficial interest outstanding, no par value,
   unlimited authorization .....................................      435,655
Net Assets .....................................................  $     3,852

CLASS C
Net asset value (net assets / shares outstanding) and
   offering price per share ....................................        $9.65
Shares of beneficial interest outstanding, no par value,
   unlimited authorization .....................................      167,376
Net Assets .....................................................  $     1,615


(1)Investment securities at cost ...............................  $   245,504

                        See Notes to Financial Statements

                           VIRTUS CAPITAL GROWTH FUND
                            STATEMENT OF OPERATIONS
                           YEAR ENDED MARCH 31, 2009


(Reported in thousands)

INVESTMENT INCOME
Dividends ..........................................................  $   3,310
Interest ...........................................................         42
Security lending ...................................................         73
Foreign taxes withheld .............................................        (22)
                                                                      ---------
     Total investment income .......................................      3,403
                                                                      ---------
EXPENSES
Investment advisory fees ...........................................      2,184
Service fees, Class A ..............................................        759
Distribution and service fees, Class B .............................         58
Distribution and service fees, Class C .............................         25
Administration fees ................................................        263
Transfer agent fees and expenses ...................................        955
Custodian fees .....................................................         44
Printing fees and expenses .........................................         62
Professional fees ..................................................         37
Registration fees ..................................................         42
Trustees fees and expenses .........................................         28
Miscellaneous expenses .............................................         47
                                                                      ---------
     Total expenses ................................................      4,504
                                                                      ---------
NET INVESTMENT INCOME (LOSS) .......................................     (1,101)
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments ............................    (76,683)
Net change in unrealized appreciation (depreciation) on investments     (48,521)
                                                                      ---------
NET GAIN (LOSS) ON INVESTMENTS .....................................   (125,204)
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. ...  $(126,305)
                                                                      =========

                        See Notes to Financial Statements

                           VIRTUS CAPITAL GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS


(Reported in thousands)


                                                             4/1/08 -      11/1/07 -       11/1/06 -
                                                             3/31/09        3/31/08        10/31/07
                                                            ---------      ---------       ---------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ...........................    $  (1,101)      $   (871)      $   (867)
Net realized gain (loss) ...............................      (76,683)        (4,919)        29,907
Net change in unrealized appreciation (depreciation) ...      (48,521)       (80,863)        42,012
                                                            ---------       --------       --------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ......................................     (126,305)       (86,653)        71,052
                                                            ---------       --------       --------
FROM SHARE TRANSACTIONS:
SALE OF SHARES
Class A (675, 229 and 1,650 shares, respectively) ......        8,170          3,659         27,320
Class B (56, 26 and 65 shares, respectively) ...........          627            388            972
Class C (4, 2 and 9 shares, respectively) ..............           52             32            150

PLAN OF REORGANIZATION (NOTE 10)
Class A (0, 0 and 1,761 shares, respectively) ..........           --             --         27,397
Class B (0, 0 and 302 shares, respectively) ............           --             --          4,297
Class C (0, 0 and 289 shares, respectively) ............           --             --          4,480

SHARES REPURCHASED
Class A (3,839, 1,919 and 7,120 shares, respectively) ..      (48,364)       (31,209)      (116,707)
Class B (198, 109 and 330 shares, respectively) ........       (2,326)        (1,609)        (4,941)
Class C (55, 36 and 46 shares, respectively) ...........         (609)          (580)          (786)
                                                            ---------       --------       --------
INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS ...................................      (42,450)       (29,319)       (57,818)
                                                            ---------       --------       --------
NET INCREASE (DECREASE) IN NET ASSETS ..................     (168,755)      (115,972)        13,234

NET ASSETS
Beginning of period ....................................      393,144        509,116        495,882
                                                            ---------       --------       --------
END OF PERIOD ..........................................    $ 224,389       $393,144       $509,116
                                                            =========       ========       ========
Accumulated undistributed net investment
  income (loss) at end of period .......................    $      --       $     (8)      $     (8)

                        See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                           VIRTUS CAPITAL GROWTH FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD



                          NET                         NET
                         ASSET         NET          REALIZED      TOTAL       DIVIDENDS      DISTRIBUTIONS
                         VALUE,     INVESTMENT        AND          FROM        FROM NET        FROM NET
                       BEGINNING      INCOME       UNREALIZED   INVESTMENT    INVESTMENT       REALIZED            TOTAL
                       OF PERIOD    (LOSS)(1)     GAIN (LOSS)   OPERATIONS      INCOME          GAINS          DISTRIBUTIONS
                       -----------------------------------------------------------------------------------------------------
CLASS A
4/1/08 to 3/31/09        $15.00       (0.04)         (5.14)       (5.18)           --             --                   --
11/1/07 to 3/31/08        18.18       (0.03)         (3.15)       (3.18)           --             --                   --
11/1/06 to 10/31/07       15.78       (0.03)          2.43         2.40            --             --                   --
11/1/05 to 10/31/06       14.89       (0.05)          1.02         0.97         (0.08)            --                (0.08)
11/1/04 to 10/31/05       14.21        0.07           0.61         0.68            --             --                   --
11/1/03 to 10/31/04       13.90       (0.06)          0.37         0.31            --             --                   --

CLASS B
4/1/08 to 3/31/09        $13.61       (0.13)         (4.64)       (4.77)           --             --                   --
11/1/07 to 3/31/08        16.55       (0.07)         (2.87)       (2.94)           --             --                   --
11/1/06 to 10/31/07       14.47       (0.14)          2.22         2.08            --             --                   --
11/1/05 to 10/31/06       13.69       (0.15)          0.93         0.78            --             --                   --
11/1/04 to 10/31/05       13.16       (0.05)          0.58         0.53            --             --                   --
11/1/03 to 10/31/04       12.96       (0.15)          0.35         0.20            --             --                   --

CLASS C
4/1/08 to 3/31/09        $14.85       (0.14)         (5.06)       (5.20)           --             --                   --
11/1/07 to 3/31/08        18.06       (0.08)         (3.13)       (3.21)           --             --                   --
11/21/06(5) to 10/31/07   15.95       (0.16)          2.27         2.11            --             --                   --



                                      NET                         NET                             RATIO OF NET
                          CHANGE     ASSET                      ASSETS,         RATIO OF           INVESTMENT
                          IN NET     VALUE,                      END OF       EXPENSES TO        INCOME (LOSS)       PORTFOLIO
                          ASSET      END OF       TOTAL          PERIOD         AVERAGE            TO AVERAGE         TURNOVER
                          VALUE      PERIOD     RETURN(2)       (000'S)        NET ASSETS          NET ASSETS           RATE
                          ------------------------------------------------------------------------------------------------------
CLASS A
4/1/08 to 3/31/09         (5.18)     $ 9.82       (34.53)%       $218,922          1.42%              (0.33)%             92%
11/1/07 to 3/31/08        (3.18)      15.00       (17.49)(4)      382,033          1.43(3)            (0.46)(3)           33(4)
11/1/06 to 10/31/07        2.40       18.18        15.21          493,633          1.41               (0.16)              90
11/1/05 to 10/31/06        0.89       15.78         6.54          486,845          1.37               (0.31)             167
11/1/04 to 10/31/05        0.68       14.89         4.79          580,058          1.36                0.45               67
11/1/03 to 10/31/04        0.31       14.21         2.23          844,523          1.34               (0.39)              57

CLASS B
4/1/08 to 3/31/09         (4.77)     $ 8.84       (35.05)%       $  3,852          2.17%              (1.09)%             92%
11/1/07 to 3/31/08        (2.94)      13.61       (17.76)(4)        7,874          2.17(3)            (1.20)(3)           33(4)
11/1/06 to 10/31/07        2.08       16.55        14.37           10,937          2.16               (0.93)              90
11/1/05 to 10/31/06        0.78       14.47         5.70            9,038          2.12               (1.06)             167
11/1/04 to 10/31/05        0.53       13.69         4.03           11,918          2.11               (0.34)              67
11/1/03 to 10/31/04        0.20       13.16         1.54           16,314          2.09               (1.13)              57

CLASS C
4/1/08 to 3/31/09         (5.20)     $ 9.65       (35.02)%       $  1,615          2.17%              (1.09)%             92%
11/1/07 to 3/31/08        (3.21)      14.85       (17.77)(4)        3,237          2.17(3)            (1.20)(3)           33(4)
11/21/06(5) to 10/31/07    2.11       18.06        13.23(4)         4,546          2.15(3)            (1.03)(3)           90(4)

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Inception date.

                        See Notes to Financial Statements

                                   14 and 15

                           VIRTUS CAPITAL GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2009


1. ORGANIZATION

   Effective October 1, 2008, the Phoenix Funds became Virtus Mutual Funds, and all of the Funds were renamed to reflect the new Virtus name. On October 20, 2008, the Trusts' names were also updated to reflect the new name.

   Virtus Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

   As of the date of this report, fourteen funds of the Trust are offered for sale, of which the Virtus Capital Growth Fund (the "Fund") is reported in this annual report. The Fund's investment objective is outlined in the Fund Summary Page.

   The Fund offers Class A shares, Class B shares and Class C shares.

   Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to excessive volatility in the current market (please see Note 12 on Market Conditions), valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

                           VIRTUS CAPITAL GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   Investments in underlying money market mutual funds are valued at each fund's closing net asset value.

   The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

   o  Level 1 - quoted prices in active markets for identical securities

   o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   ($ REPORTED IN THOUSANDS)

                                                    INVESTMENTS IN SECURITIES
                 VALUATION INPUTS                         MARKET VALUE
        ------------------------------------------  -------------------------
        Level 1 - Quoted Prices                             $224,605
        Level 2 - Significant Observable Inputs                   --
        Level 3 - Significant Unobservable Inputs                 --
                                                            --------
        TOTAL                                               $224,605
                                                            ========

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums

                           VIRTUS CAPITAL GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


   and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. INCOME TAXES:

   The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

   FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio

                           VIRTUS CAPITAL GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


   transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G. SECURITIES LENDING:

   The Fund may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

   As of the close of business on September 18, 2008, Lehman Brothers Holding Inc. was in default of the security lending agreement with the Fund. As a result, State Street Bank and Trust Company as Securities Lending Agent took possession of the collateral and repurchased the securities in the Fund through open market purchases. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("FAS 140"), the criteria for sales accounting have been met. As a result of recording the sale of the original securities out on loan at market value and the repurchase of the identical securities into the Fund at replacement value, the Fund had realized losses of $38 ($ reported in thousands), which did not have a material impact on the financial statements or net asset values of the Fund. The transactions are being treated as non-taxable events.

   At March 31, 2009, the Fund had no securities on loan.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

   At end of business December 31, 2008, Virtus Investment Partners, Inc. ("Virtus") spun off from The Phoenix Companies, Inc. ("PNX"), into an independent publicly traded company which through its affiliates provides asset management and related services to individuals and institutions. Virtus Investment Advisers, Inc. ("VIA," the "Adviser," formerly known as Phoenix Investment Counsel, Inc.) and VP Distributors, Inc. ("VP Distributors," formerly known as Phoenix Equity Planning Corporation) are indirect wholly-owned subsidiaries of Virtus. Due to the spin-off, the asset management subsidiaries have changed their names to reflect the Virtus brand.

   As compensation for its services to the Trust, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

                          1ST $1      $1+ BILLION -       $2+
                          BILLION      $2 BILLION       BILLION
                          -------     -------------     -------
                           0.70%          0.65%          0.60%

   The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser, Harris Investment Management, Inc. ("HIM" or "Harris").

                           VIRTUS CAPITAL GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


   As distributor of the Fund's shares, VP Distributors has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended March 31, 2009, as follows:

                  CLASS A          CLASS A         CLASS B       CLASS C
                NET SELLING       DEFERRED        DEFERRED       DEFERRED
                COMMISSIONS     SALES CHARGES   SALES CHARGES  SALES CHARGES
                -----------     -------------   -------------  -------------
                    $25             $ --*            $18            $1

   *  Amount is less than $500 (not reported in thousands).

   The Fund pays VP Distributors distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective Class.

                    CLASS A            CLASS B           CLASS C
                    -------            -------           -------
                     0.25%              1.00%             1.00%

   Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   VP Distributors also serves as the Administrator to the Trust. For its services, which includes financial agent services, VP Distributors receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Virtus Mutual Funds and certain other funds. For the period ended March 31, 2009, the Fund incurred administration fees totaling $263.

   VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2009, transfer agent fees were $955 as reported in the Statement of Operations.

   At March 31, 2009, Virtus and its affiliates, the retirement plans of Virtus and its affiliates, and Virtus affiliated Funds held shares of the Fund which may be redeemed at any time that aggregated the following:

                              AGGREGATE         NET ASSET
                               SHARES             VALUE
                              ---------         ---------
        Class A               1,118,160*         $10,980

        * Includes shares held by Harris Bankcorp, Inc. a minority investor in Virtus and an affiliate of Harris Investment Management, Inc. the subadviser to the Fund.

4. PURCHASES AND SALES OF SECURITIES
   ($ REPORTED IN THOUSANDS)

   Purchases and sales of investments securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2009, were as follows:

                              PURCHASES          SALES
                              ---------        --------
                              $284,266         $322,426

                           VIRTUS CAPITAL GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


   There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2009.

5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

   At March 31, 2009, the Fund held securities issued by various companies in the Information Technology Sector, representing 31% of the total investments of the Fund.

6. INDEMNIFICATIONS

   Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

7. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus (and, prior to the spin-off described in Note 3, PNX) and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

   There are currently no such matters which the Company believes will be material to these financial statements.

8. FEDERAL INCOME TAX INFORMATION
   ($ REPORTED IN THOUSANDS)

   At March 31, 2009, federal tax cost and aggregate gross appreciation (depreciation) of securities held by the Fund were as follows:

                                                                NET UNREALIZED
               FEDERAL        UNREALIZED        UNREALIZED       APPRECIATION
              TAX COST       APPRECIATION     (DEPRECIATION)    (DEPRECIATION)
              --------       ------------     --------------    --------------
              $250,092          $19,439          $(44,926)         $(25,487)

   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                    Expiration Year
      ---------------------------------------------------------------------
       2010          2011            2016          2017              Total
      -------       -------         ------        -------          --------
      $97,731       $15,274         $4,365        $25,431          $142,801

                           VIRTUS CAPITAL GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. The Fund's amounts include losses acquired in connection with prior year's mergers. Utilization of these capital loss carryovers is subject to annual limitations.

   The Fund had $199,473 in capital loss carryovers which expired in 2009.

   Under current tax law, foreign currency and capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended March 31, 2009 the Fund deferred post-October capital losses of $49,669.

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the first table above) consists of undistributed ordinary income of $0 and undistributed long-term capital gains of $0.

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

9. RECLASSIFICATION OF CAPITAL ACCOUNTS
   ($ REPORTED IN THOUSANDS)

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Fund. As of March 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:


                  CAPITAL PAID
                      IN ON
                    SHARES OF    UNDISTRIBUTED       ACCUMULATED
                   BENEFICIAL    NET INVESTMENT     NET REALIZED
                    INTEREST      INCOME (LOSS)      GAIN (LOSS)
                  ------------   --------------     ------------
                   $(200,582)        $1,108           $199,474

10. PLAN OF REORGANIZATION
    (ALL VALUES EXCEPT FOR PER SHARE AMOUNTS ARE REPORTED IN THOUSANDS)

   On March 9, 2007, the Fund acquired all of the net assets of Phoenix Nifty Fifty Fund ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization provided to shareholders in a Prospectus/Information Statement on December 7, 2006. The acquisition was accomplished by a tax-free exchange of 1,761 Class A shares, 302 Class B shares and 289 Class C shares of the Fund (valued at $27,397, $4,297 and $4,480, respectively) for 1,474 Class A shares, 261 Class B shares and 273 Class C shares of Nifty Fifty outstanding on March 9, 2007. Nifty Fifty had net assets on that date of $36,174 including $5,977 of net unrealized appreciation which were combined with those of the Fund. The aggregate net assets of the Fund immediately after the merger were $479,184. The shareholders of each class of Nifty Fifty received for each share owned approximately 1.19, 1.15, and 1.06 shares, respectively, of Class A, Class B, and Class C shares of the Fund.

                           VIRTUS CAPITAL GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


11. RECENTLY ISSUED ACCOUNTING STANDARDS

   In April 2009, FASB issued FASB Staff Position No. 157-4, DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A), when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

   In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of SFAS 161 on financial statement disclosures, if any.

12. MARKET CONDITIONS

   Events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Funds. Such events include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG. These companies represent financial institutions with which the Fund conducts business and/or whose securities are or may be held within the Fund. The potential investment of the Fund in these issuers, and the financial sector in general, as reflected in the Fund's Schedule of Investments, exposes investors to the negative (or positive) performance resulting from these and other events.

                     REPORT OF INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM


[GRAPHIC OMITTED]
PRICEWATERHOUSECOOPERS

To the Board of Trustees of
Virtus Equity Trust and Shareholders of
Virtus Capital Growth Fund

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Capital Growth Fund (formerly Phoenix Capital Growth Fund, a series of Virtus Equity Trust (formerly Phoenix Equity Trust), hereafter referred to as the "Fund") at March 31, 2009, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Philadelphia, PA
May 22, 2009

                           VIRTUS CAPITAL GROWTH FUND
                             TAX INFORMATION NOTICE
                                   (UNAUDITED)
                                 MARCH 31, 2009


--------------------------------------------------------------------------------

   For the fiscal year ended March 31, 2009, the Fund makes the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends ("QDI") to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction ("DRD") for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Fund designates the amounts below, or if subsequently different, as long-term capital gains dividends ("LTCG") ($ reported in Thousands).


                        QDI            DRD           LTCG
                        ---            ---           ----
                         0%             0%           $ --

--------------------------------------------------------------------------------

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)


    The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), are responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 18 - 20, 2008, the Board, including a majority of the independent Trustees, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

    In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

    NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA;
    (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits


----------
(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUNDS THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WERE VIRTUS GROWTH & INCOME FUND, WHICH IS A SERIES OF VIRTUS EQUITY TRUST; AND VIRTUS WEALTH ACCUMULATOR FUND, VIRTUS WEALTH BUILDER FUND, VIRTUS DIVERSIFIER FUND AND VIRTUS ALTERNATIVES DIVERSIFIER FUND, WHICH ARE SERIES OF VIRTUS OPPORTUNITIES TRUST. VIA ACTED AS THE ADVISER FOR THESE FUND WITHOUT EMPLOYING A SUBADVISER, AND THE BOARD CONSIDERED THE VIA AGREEMENT WITH RESPECT TO THESE FUNDS IN THAT CONTEXT.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)


    that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

    With respect to the sub-advisory Agreements, the Board noted that each subadviser provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

    After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

    INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

    While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

    The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight, and that some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)


    The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve the adviser would recommend that the subadviser be replaced in a timely manner.

    PROFITABILITY. The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

    The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

    MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. Finally, the Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

    The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)


    ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

    In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

                       FUND MANAGEMENT TABLES (UNAUDITED)


     Information pertaining to the trustees and officers of the Trust as of March 31, 2009 is set forth below. The statement of additional information (SAI) includes additional information about the trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for trustees of the Trust.


------------------------------------------------------------------------------------------------------------------------------------
          NAME
     YEAR OF BIRTH,
    YEAR ELECTED AND                                                 PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS                                                 DURING PAST 5 YEARS AND
        OVERSEEN                                             DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.               Managing Director, Almanac Capital Management (commodities business) (2007-present). Partner,
YOB: 1939                      Stonington Partners, Inc. (private equity firm) (2001-2007). Director/Trustee, Evergreen Funds (88
Elected: 1993                  portfolios).
49 Funds
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin           Partner, Cross Pond Partners, LLC (2006-Present). Director, World Trust Fund. Chairman and Trustee,
YOB: 1946                      The Phoenix Edge Series Fund (2003-present). Director, DTF Tax-Free Income Fund, Inc., Duff & Phelps
Elected: 1993                  Utility and Corporate Bond Trust, Inc. and DNP Select Income Fund Inc. Managing Director, SeaCap,
51 Funds                       Asset Management Fund I LP.
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara          Retired. Managing Director, U.S. Trust Company of New York (private bank) (1982-2006).
YOB: 1951
Elected: 2001
51 Funds
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates                 Managing Director, Wydown Group (consulting firm) (1994-present). Chairman, Hudson Castle Group, Inc.
YOB: 1946                      (formerly IBEX Capital Markets, Inc.) (financial services) (1997-2006). Director, Stifel Financial.
Elected: 1993                  Chairman and Trustee, John Hancock Trust (93 portfolios) and John Hancock Funds II (74 portfolios).
49 Funds                       Non-Executive Chairman, Hudson Castle Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson            Managing Director, Northway Management Company (1998-present).
YOB: 1946
Elected: 1998
49 Funds
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L.J. Verdonck        Retired. Director, Galapagos N.V. (biotechnology). Mr. Verdonck is also a director of several
YOB: 1942                      non-U.S. companies.
Elected: 2004
49 Funds
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEE

The individual listed below is an "interested person" of the Fund, as defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
          NAME
     YEAR OF BIRTH,
    YEAR ELECTED AND                                                 PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS                                                 DURING PAST 5 YEARS AND
        OVERSEEN                                             DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward(1)           Director, President and Chief Executive Officer (2008-present), Director and President (2006-2008),
YOB: 1964                      Chief Operating Officer (2004-2006), Vice President, Finance (2001-2002), Virtus Investment Partners,
Elected: 2006                  Inc. and/or certain of its subsidiaries. Senior Executive Vice President and President, Asset
51 Funds                       Management (2007-2008), Senior Vice President and Chief Operating Officer, Asset Management
                               (2004-2007), Vice President and Chief of Staff (2001-2004), The Phoenix Companies, Inc. Various
                               senior officer and directorship positions with Phoenix affiliates (2005-2008). President
                               (2006-present), Executive Vice President (2004-2006), the Virtus Mutual Funds Family. Chairman,
                               President and Chief Executive Officer, The Zweig Fund Inc. and The Zweig Total Return Fund Inc.
                               (2006-present).
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with Virtus Investment Partners, Inc. and/or its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S) HELD WITH
   NAME, ADDRESS AND            TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
     YEAR OF BIRTH                  TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss               Senior Vice President         Executive Vice President, Head of Operations (since 2009), Senior Vice
YOB: 1952                      since 2006.                   President, Operations (2008-2009), Vice President, Head of Asset
                                                             Management Operations (2007-2008), Vice President (2003-2007), Virtus
                                                             Investment Partners, Inc. and/or certain of its subsidiaries. Assistant
                                                             Treasurer (2001-2009), VP Distributors, Inc. (f/k/a Phoenix Equity
                                                             Planning Corporation). Ms. Curtiss is also Treasurer of various other investment companies within the Virtus Mutual Funds Complex
                                                             (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman             Senior Vice President         Executive Vice President, Head of Product Management (since 2009),
YOB: 1962                      since 2008.                   Senior Vice President, Asset Management Product Development
                                                             (2008-2009), Senior Vice President, Asset Management Product
                                                             Development (2005-2007), Virtus Investment Partners, Inc. and/or
                                                             certain of its subsidiaries. Director (since 2008), Director and
                                                             President (2006-2007), VP Distributors, Inc. (f/k/a Phoenix Equity
                                                             Planning Corporation). Director and Senior Vice President (since 2008),
                                                             Senior Vice President (2006-2007), Virtus Investment Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                   Vice President and            Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present).
c/o Zweig-DiMenna              Chief Compliance Officer      Vice President, The Zweig Total Return Fund, Inc. (2004-present). Vice
Associates, LLC                since 2004.                   President, The Zweig Fund, Inc. (2004-present). President and Director
900 Third Avenue                                             of Watermark Securities, Inc. (1991-present). Assistant Secretary,
New York, NY 10022                                           Gotham Advisors Inc. (1990-2005).
YOB: 1945
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley             Chief Financial Officer       Senior Vice President, Fund Administration (since 2009), Vice
YOB: 1972                      and Treasurer since 2006.     President, Fund Administration (2007-present), Second Vice President,
                                                             Fund Control & Tax (2004-2006), Virtus Investment Partners, Inc. and/or
                                                             certain of its subsidiaries. Vice President, Chief Financial Officer,
                                                             Treasurer and Principal Accounting Officer (2006-present), Assistant
                                                             Treasurer (2004-2006), The Phoenix Edge Series Fund. Chief Financial
                                                             Officer and Treasurer (2005-present), Assistant Treasurer (2004-2006), certain funds within the Virtus Mutual Funds Family.
------------------------------------------------------------------------------------------------------------------------------------


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S) HELD WITH
   NAME, ADDRESS AND            TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
     YEAR OF BIRTH                  TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                  Vice President,               Senior Vice President (since 2009), Counsel and Secretary
YOB: 1954                      Chief Legal Officer,          (2008-present) and Vice President (2008-2009), Virtus Investment
                               Counsel and Secretary         Partners, Inc. and/or certain of its subsidiaries (2008-present). Vice
                               since 2005.                   President and Counsel, Phoenix Life Insurance Company (2005-2008).
                                                             Compliance Officer of Investments and Counsel, Travelers Life & Annuity
                                                             Company (January 2005-May 2005). Assistant General Counsel and certain other positions, The Hartford Financial Services Group (1995-2005).
------------------------------------------------------------------------------------------------------------------------------------

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668





TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
   Officer, Counsel and Secretary

INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042

HOW TO CONTACT US
Mutual Fund Services          1-800-243-1574
Advisor Consulting Group      1-800-243-4361
Telephone Orders              1-800-367-5877
Text Telephone                1-800-243-1926
Web site                          VIRTUS.COM



--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                                                               -------------
                                                                 PRSRT STD
                                                                U.S. POSTAGE
                                                                    PAID
                                                               LANCASTER, PA
                                                                PERMIT 1793
                                                               -------------
                                [GRAPHIC OMITTED]
                                     VIRTUS
                                  MUTUAL FUNDS





                    c/o State Street Bank and Trust Company
                                 P.O. Box 8301
                              Boston, MA 02266-8301




For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or VIRTUS.COM.




8012                                                                        4-09

                                                                          ANNUAL
                                                                          REPORT

                                [GRAPHIC OMITTED]
                                     VIRTUS
                                  MUTUAL FUNDS




                            Virtus Mid-Cap Value Fund




--------------------------------------------------------------------------------

                                                   WOULDN'T YOU RATHER HAVE THIS
                                                       DOCUMENT E-MAILED TO YOU?
TRUST NAME:                                       ELIGIBLE SHAREHOLDERS CAN SIGN
VIRTUS EQUITY TRUST        March 31, 2009        UP FOR E-DELIVERY AT VIRTUS.COM

NOT FDIC INSURED         NO BANK GUARANTEE                        MAY LOSE VALUE

                               TABLE OF CONTENTS


VIRTUS MID-CAP VALUE FUND* ("Mid-Cap Value Fund")
Message to Shareholders................................................     1
Glossary...............................................................     3
Disclosure of Fund Expenses............................................     4
Fund Summary...........................................................     6
Schedule of Investments................................................     8
Statement of Assets and Liabilities....................................     9
Statement of Operations................................................    10
Statement of Changes in Net Assets.....................................    11
Financial Highlights...................................................    12
Notes to Financial Statements..........................................    14
Report of Independent Registered Public Accounting Firm................    21
Tax Information Notice (Unaudited).....................................    22
Consideration of Advisory and Subadvisory Agreements
   by the Board of Trustees............................................    23
Fund Management Tables.................................................    27

* Please see Notes 1 and 3 in the Notes to Financial Statements for more information on the name change.

--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2008, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Virtus Mid-Cap Value Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


Dear Fellow Shareholders of Virtus Mutual Funds:

[PHOTO OMITTED]

After the unprecedented economic events of 2008, investors were ready to greet the new year with great expectations. Instead, we were sorely disappointed.

The first quarter of 2009 brought more dismal economic news as the worst financial crisis since the Great Depression continued, seemingly unabated. Consumer confidence and business sentiment spiraled downward on poor corporate earnings and woeful economic data. Major stock market indices posted their worst January and February returns on record, ultimately leading to a sixth straight down quarter. The new administration in Washington, D.C. responded with an alphabet-soup of financial recovery programs - TARP (Troubled Asset Relief Program), TALF (Term Asset-Backed Securities Loan Facility) and CAP (Capital Assistance Program) - conducted stress tests of troubled banks and took extreme measures in an attempt to rescue two of the "Big Three" automakers. But by March 9th, the Dow Jones Industrial Average(SM) was down 25.4 percent from the start of the year and the S&P 500(R) Index was off 27.4 percent.

Then a number of promising signs appeared. Credit markets exhibited tentative evidence of stabilizing and the manufacturing sector reported modest increases in new orders. Retail sales gained slightly, and for the first time in two years the housing markets in some regions of the country indicated they may have hit bottom. There was a bounce in the financial markets, and March ended with the best monthly stock gains in more than six years.

Whether this is the start of a significant "V"-shaped recovery or a temporary upswing of a "W" recovery remains to be seen. The second quarter began with a sprinkling of encouraging corporate earnings, and unemployment - while still a significant drag on the economy - shows signs of slowing. Questions remain on the effectiveness of the government's economic interventions, as well as the long-term impact of increasing budget deficits, yet we entered the second quarter with a glimmer of hope.

The uncertainties of the economy are another reminder that investors should rely on the discipline and focus of professional investment managers and financial advisors when making decisions about personal investments. We encourage you to meet with your financial advisor and periodically review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals.

At Virtus, our commitments to quality investment solutions and superior customer service remain unchanged. We offer a wide range of equity, fixed income, and money market funds as well as alternative strategies that you may wish to consider as you review your investments. We recognize the economy and financial markets still face substantial challenges, but our investment professionals remain committed to identifying the right options for your long-term investment needs.


Your confidence in Virtus Mutual Funds is deeply appreciated.


Sincerely,


/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

MAY 1, 2009

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US AT WWW.VIRTUS.COM OR CALL OUR SHAREOWNER SERVICES GROUP, TOLL FREE, AT 800-243-1574.





PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                                    GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

CAP (CAPITAL ASSISTANCE PROGRAM)
An element of the financial stability plan launched by the U.S. Department of Treasury to regain confidence in the financial industry. In this program, the U.S. Treasury makes capital available for financial institutions to borrow in order to enable them to continue to serve the public.

FEDERAL RESERVE
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

REITS (REAL ESTATE INVESTMENT TRUSTS)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL MIDCAP(R) INDEX
The Russell Midcap(R) Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL MIDCAP(R) VALUE INDEX
The Russell Midcap(R) Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

TALF (TERM ASSET-BACKED SECURITIES LOAN FACILITY)
The TALF is intended to assist the credit markets in accommodating the credit needs of consumers and small businesses by facilitating the issuance of asset-backed securities (ABS) and improving the market conditions for ABS more generally.

TARP (TROUBLED ASSET RELIEF PROGRAM)
A government program created for the establishment and management of a Treasury fund, in an attempt to curb the ongoing financial crisis of 2007-2008. The fund was created by enacting the Emergency Economic Stabilization Act of 2008.



THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

                           VIRTUS MID-CAP VALUE FUND
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2008 TO MARCH 31, 2009


    We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Mid-Cap Value Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period. The following Expense Table illustrates the Fund's costs in two ways.

ACTUAL EXPENSES

    The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                           VIRTUS MID-CAP VALUE FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2008 TO MARCH 31, 2009


EXPENSE TABLE
--------------------------------------------------------------------------------
                    Beginning           Ending                        Expenses
                     Account            Account       Annualized        Paid
                      Value              Value          Expense        During
                 October 1, 2008    March 31, 2009       Ratio         Period*
--------------------------------------------------------------------------------
ACTUAL
Class A              $1,000.00          $  638.00          1.54%       $ 6.29
Class C               1,000.00             635.80          2.29          9.34
Class I               1,000.00             639.30          1.32          5.39

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A               1,000.00           1,017.16          1.54          7.77
Class C               1,000.00           1,013.37          2.29         11.56
Class I               1,000.00           1,018.27          1.32          6.66
-----------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the period.

  The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

  You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                                                                 TICKER SYMBOLS:
                                                                 A Share: FMIVX
                                                                 C Share: FMICX
                                                                 I Share: PIMVX


MID-CAP VALUE FUND




o Mid-Cap Value Fund (the "Fund") is diversified and has an investment objective of long-term capital growth. THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE ITS OBJECTIVE.

o For the fiscal year ended March 31, 2009, the Fund's Class A shares returned -42.59%, Class C shares returned -43.01% and Class I shares returned -42.42%. For the same period, the Russell MidCap(R) Index, a broad-based equity index, returned -40.81%; and the Russell MidCap(R) Value Index, the Fund's style-specific benchmark, returned -42.51%.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

o The market exhibited tremendous volatility and weakness in the past 12 months, culminating in new lows at the end of the first quarter of 2009, despite the tremendous 19% rally in the month of March. Value outperformed Growth for the first 9 months of the fiscal year, but Growth surprisingly outperformed Value in the final Quarter.

o The deepening economic and financial crisis spread globally and all asset classes, including the last standing bastion "Energy and Commodities," suffered severe losses. The auto industry's malaise further deteriorated and culminated in the ouster of GM's CEO by the Obama administration, leaving GM and Chrysler at the doorstep of bankruptcy.

o The Federal Reserve (the "Fed"), Treasury, and Congress, intervened with a number of aggressive actions, including rate cuts, bailouts, and a whopping stimulus package of over 1 trillion dollars.


WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE FISCAL YEAR?

o The continued economic and financial crisis in the markets hit the Fund's consumer/building-related stocks particularly hard.

o  The absence of banking/financial stocks helped relative performance.

   THE PRECEDING INFORMATION IS THE OPINION OF THE PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET CONDITIONS AND SHOULD NOT BE RELIED ON AS INVESTMENT ADVICE.

   INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES GREATER RISKS AND PRICE VOLATILITY THAN INVESTING IN LARGER, MORE ESTABLISHED COMPANIES.



SECTOR WEIGHTINGS AS OF 3/31/09*
-----------------------------------------------
Consumer Discretionary                   22%
-----------------------------------------------
Industrials                              20
-----------------------------------------------
Materials                                17
-----------------------------------------------
Consumer Staples                         16
-----------------------------------------------
Utilities                                14
-----------------------------------------------
Energy                                    8
-----------------------------------------------
Financials                                3
-----------------------------------------------
*% of total investments as of March 31, 2009.


   For information regarding the indexes and certain investment terms, see the glossary on page 3.

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 3/31/09
--------------------------------------------------------------------------------


                                                                 Inception
                                      1        5         10         to          Inception
                                    Year      Years     Years     3/31/09          Date
-----------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)           -42.59%    -3.83%     5.47%         --              --
-----------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)         -45.89     -4.96      4.84          --              --
-----------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)           -43.01        --        --       -6.63%       10/22/04
-----------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)        -43.01        --        --       -6.63        10/22/04
-----------------------------------------------------------------------------------------
CLASS I SHARES AT NAV              -42.42        --        --      -37.84         3/10/08
-----------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) INDEX            -40.81     -3.53      2.27      NOTE 5          NOTE 5
-----------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) VALUE INDEX      -42.51     -3.81      3.13      NOTE 6          NOTE 6
-----------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): A SHARES: 1.39%; C SHARES: 2.14%; I SHARES: 1.14%.

    ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT
    REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.

(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

(4) CDSC (Contingent Deferred Sales Charge) is applied to redemptions of Class C shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares and all redemptions of Class C shares are 1% in the first year and 0% thereafter.

(5) Index performance is -4.00% for Class C (since 10/22/04) and -36.84% for Class I (since 3/10/08).

(6) Index performance is -4.85% for Class C (since 10/22/04) and -38.58% for Class I (since 3/10/08).

(7) The expense ratios of the Fund are set forth according to the prospectus for the Fund effective 6/6/08 and may differ from the expense ratios disclosed in the Financial Highlight tables in this report.


GROWTH OF $10,000 for periods ended 3/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on March 31, 1999, for Class A shares including any applicable sales charges or fees. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                               Russell         Russell
                 Share         MidCap(R)   MidCap(R) Value
                Class A         Index           Index
             -------------    ---------    ---------------
3/31/99        $ 9,425         $10,000         $10,000
3/31/00         10,004          13,077          10,414
3/31/01         13,337          11,509          11,854
3/31/02         16,471          12,651          13,566
3/31/03         12,504           9,931          10,900
3/31/04         19,508          14,979          16,524
3/31/05         23,363          17,083          19,554
3/31/06         25,276          20,762          23,523
3/31/07         31,797          23,211          27,553
3/37/08         27,953          21,140          23,664
3/31/09         16,049          12,512          13,605


   For information regarding the indexes and certain investment terms, see the glossary on page 3.

                           VIRTUS MID-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009


($ reported in thousands)

                                                         SHARES       VALUE
                                                       ---------     --------

COMMON STOCKS+--99.4%

CONSUMER DISCRETIONARY--21.8%
Big Lots, Inc.(2)                                        588,000     $ 12,219
Foot Locker, Inc.                                      1,098,400       11,511
Fortune Brands, Inc.                                     248,300        6,096
Home Depot, Inc. (The)                                   520,400       12,260
Limited Brands, Inc.                                   1,211,800       10,543
Penney (J.C.) Co., Inc.                                  592,300       11,887
                                                                     --------
                                                                       64,516
                                                                     --------

CONSUMER STAPLES--16.0%
Del Monte Foods Co.                                    1,352,600        9,860
Koninklijke Ahold NV
  Sponsored ADR                                        1,340,100       14,607
Safeway, Inc.                                            571,100       11,531
Sara Lee Corp.                                         1,408,300       11,379
                                                                     --------
                                                                       47,377
                                                                     --------

ENERGY--7.9%
El Paso Corp.                                            944,300        5,902
Spectra Energy Corp.                                     842,042       11,906
Williams Cos., Inc. (The)                                499,000        5,679
                                                                     --------
                                                                       23,487
                                                                     --------

FINANCIALS--2.7%
Alleghany Corp.(2)                                        28,978        7,848
                                                                     --------

INDUSTRIALS--20.4%
ACCO Brands Corp.(2)                                     769,832          754
Con-Way, Inc.                                            345,500        6,195
Masco Corp.                                              893,600        6,237
Owens Corning, Inc.(2)                                   791,100        7,152
Raytheon Co.                                             187,300        7,294
Republic Services, Inc.                                  630,602       10,815
Thomas & Betts Corp.(2)                                  449,800       11,254
USG Corp.(2)                                             500,400        3,808
Waste Management, Inc.                                   270,400        6,922
                                                                     --------
                                                                       60,431
                                                                     --------


                                                         SHARES       VALUE
                                                       ---------     --------

MATERIALS--17.0%
Ball Corp.                                               275,800     $ 11,970
Crown Holdings, Inc.(2)                                  623,000       14,161
Owens-Illinois, Inc.(2)                                  595,750        8,603
Packaging Corp.
  of America                                             661,700        8,615
Weyerhaeuser Co.                                         254,200        7,008
                                                                     --------
                                                                       50,357
                                                                     --------

UTILITIES--13.6%
Dominion Resources, Inc.                                 324,700       10,062
Duke Energy Corp.                                        837,884       11,999
Dynegy, Inc. Class A(2)                                2,420,900        3,414
Mirant Corp.(2)                                          502,900        5,733
ONEOK, Inc.                                              402,000        9,097
                                                                     --------
                                                                       40,305
                                                                     --------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $529,416)                                            294,321
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $529,416)                                            294,321
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.3%

MONEY MARKET MUTUAL FUNDS--1.3%
State Street Institutional
  Liquid Reserves Fund
  (seven-day effective
  yield 0.577%)                                        3,739,252        3,739
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,739)                                                3,739
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $533,155)                                            298,060(1)

Other assets and liabilities, net--(0.7)%                              (2,025)
                                                                     --------
NET ASSETS--100.0%                                                   $296,035
                                                                     ========

+ Security classifications are based on sectors.



Security abbreviation definitions are located in the glossary on page 3.

Footnote Legend:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see
    Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2) Non-income producing.


                        See Notes to Financial Statements

                           VIRTUS MID-CAP VALUE FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2009


(Amounts reported in thousands except shares and per share amounts)


ASSETS
Investment securities at value(1) ..............................................  $   298,060
Receivables
   Fund shares sold ............................................................          856
   Dividends ...................................................................          477
Prepaid expenses ...............................................................           35
                                                                                  -----------
     Total assets ..............................................................      299,428
                                                                                  -----------
LIABILITIES
Payables
   Fund shares repurchased .....................................................        1,133
   Investment securities purchased .............................................        1,608
   Investment advisory fees ....................................................          177
   Distribution and service fees ...............................................           92
   Administration fees .........................................................           24
   Transfer agent fees .........................................................          279
   Trustees' fees and expenses .................................................            5
   Professional fees ...........................................................           29
   Other accrued expenses ......................................................           46
                                                                                  -----------
     Total liabilities .........................................................        3,393
                                                                                  -----------
NET ASSETS .....................................................................  $   296,035
                                                                                  ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ...............................  $   607,560
Accumulated undistributed net investment income (loss) .........................        2,245
Accumulated net realized gain (loss) ...........................................      (78,675)
Net unrealized appreciation (depreciation) .....................................     (235,095)
                                                                                  -----------
NET ASSETS .....................................................................  $   296,035
                                                                                  ===========
CLASS A
Net asset value per share (net assets/shares outstanding) ......................       $12.44
Offering price per share $12.44/(1-5.75%) ......................................       $13.20
Shares of beneficial interest outstanding, no par value, unlimited authorization   18,229,667
Net Assets .....................................................................  $   226,815

CLASS C
Net asset value (net assets/shares outstanding) and offering price per share ...       $12.17
Shares of beneficial interest outstanding, no par value, unlimited authorization    4,714,699
Net Assets .....................................................................  $    57,366

CLASS I
Net asset value (net assets/shares outstanding) and offering price per share ...       $12.44
Shares of beneficial interest outstanding, no par value, unlimited authorization      952,924
Net Assets .....................................................................  $    11,854

(1)Investment securities at cost ...............................................  $   533,155

                        See Notes to Financial Statements

                           VIRTUS MID-CAP VALUE FUND
                            STATEMENT OF OPERATIONS
                           YEAR ENDED MARCH 31, 2009


(Reported in thousands)


INVESTMENT INCOME
Dividends .............................................................  $  11,463
Interest ..............................................................         74
Foreign taxes withheld ................................................       (163)
                                                                         ---------
     Total investment income ..........................................     11,374
                                                                         ---------
EXPENSES
Investment advisory fees ..............................................      3,738
Service fees, Class A .................................................        962
Distribution and service fees, Class C ................................      1,047
Administration fees ...................................................        421
Transfer agent fees and expenses ......................................      1,431
Custodian fees ........................................................         48
Printing fees and expenses ............................................        100
Professional fees .....................................................         41
Registration fees .....................................................         70
Trustees fees and expenses ............................................         45
Miscellaneous expenses ................................................         74
                                                                         ---------
     Total expenses ...................................................      7,977
                                                                         ---------
NET INVESTMENT INCOME (LOSS) ..........................................      3,397
                                                                         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments ...............................    (78,498)
Net change in unrealized appreciation (depreciation) on investments ...   (180,367)
                                                                         ---------
NET GAIN (LOSS) ON INVESTMENTS ........................................   (258,865)
                                                                         ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. ......  $(255,468)
                                                                         =========

                       See Notes to Financial Statements

                           VIRTUS MID-CAP VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS


(Reported in thousands)


                                                             4/1/08 -      7/1/07 -       7/1/06 -
                                                              3/31/09       3/31/08       6/30/07
                                                             --------     ----------     ----------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ..........................      $  3,397     $      506     $    2,949
Net realized gain (loss) ..............................       (78,498)        44,419         11,418
Net change in unrealized appreciation (depreciation) ..      (180,367)      (190,712)       109,004
                                                             --------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................      (255,468)      (145,787)       123,371
                                                             --------     ----------     ----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ........................        (1,303)          (760)        (2,716)
Net investment income, Class C ........................            --             --             --
Net investment income, Class I ........................           (64)            --             --
Net realized short-term gains, Class A ................        (3,277)       (12,682)            --
Net realized short-term gains, Class C ................          (922)        (3,802)            --
Net realized short-term gains, Class I ................           (78)            --             --
Net realized long-term gains, Class A .................        (8,573)       (14,354)          (898)
Net realized long-term gains, Class C .................        (2,412)        (4,304)          (345)
Net realized long-term gains, Class I .................          (203)            --             --
                                                             --------     ----------     ----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ....................................       (16,832)       (35,902)        (3,959)
                                                             --------     ----------     ----------
FROM SHARE TRANSACTIONS:
SALE OF SHARES
Class A (5,327, 5,251 and 27,157 shares, respectively)         93,863        131,172        699,277
Class C (330, 346 and 4,567 shares, respectively) .....         5,974          8,390        115,476
Class I (1,034, 5 and 0 shares, respectively) .........        19,274            100             --

REINVESTMENT OF DISTRIBUTIONS
Class A (484, 969 and 111 shares, respectively) .......        10,413         22,607          2.967
Class C (107, 249 and 9 shares, respectively) .........         2,357          5,730            223
Class I (16, 0 and 0 shares, respectively) ............           343             --             --

SHARES REPURCHASED
Class A (11,002, 13,553 and 5,153 shares, respectively)      (189,457)      (334,317)      (134,846)
Class C (2,498, 2,300 and 740 shares, respectively) ...       (42,735)       (53,997)       (18,380)
Class I (102, 0 and 0 shares, respectively) ...........        (1,510)            --             --
                                                             --------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS .................................      (101,478)      (220,315)       664,717
                                                             --------     ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS. ................      (373,778)      (402,004)       784,129

NET ASSETS
Beginning of period ...................................       669,813      1,071,817        287,688
                                                             --------     ----------     ----------
End of period .........................................      $296,035     $  669,813     $1,071,817
                                                             ========     ==========     ==========
Accumulated undistributed net investment
   income (loss) at end of period .....................      $  2,245     $      287     $      471

                       See Notes to Financial Statements

                           VIRTUS MID-CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD





                               NET                       NET
                              ASSET        NET         REALIZED       TOTAL       DIVIDENDS    DISTRIBUTIONS
                              VALUE,    INVESTMENT       AND          FROM         FROM NET       FROM NET
                            BEGINNING     INCOME      UNREALIZED   INVESTMENT     INVESTMENT      REALIZED         TOTAL
                            OF PERIOD   (LOSS)(1)    GAIN (LOSS)   OPERATIONS       INCOME         GAINS       DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
4/1/08 to 3/31/09            $22.27        0.15         (9.39)       (9.24)         (0.06)         (0.53)           (0.59)
7/1/07 to 3/31/08             27.40        0.05         (4.08)       (4.03)         (0.03)         (1.07)           (1.10)
7/1/06 to 6/30/07             21.72        0.18          5.66         5.84          (0.10)         (0.06)           (0.16)
7/1/05 to 6/30/06             19.63        0.10          2.05         2.15          (0.05)         (0.01)           (0.06)
7/1/04 to 6/30/05(4)          17.04        0.08          2.55         2.63          (0.04)            --            (0.04)
7/1/03 to 6/30/04(4)          12.18       (0.01)         4.88         4.87          (0.01)            --            (0.01)

CLASS C
4/1/08 to 3/31/09            $21.87        0.01         (9.18)       (9.17)            --          (0.53)           (0.53)
7/1/07 to 3/31/08             27.04       (0.09)        (4.01)       (4.10)            --          (1.07)           (1.07)
7/1/06 to 6/30/07             21.53       (0.03)         5.60         5.57             --          (0.06)           (0.06)
7/1/05 to 6/30/06             19.54       (0.05)         2.05         2.00             --          (0.01)           (0.01)
10/22/04(8) to 6/30/05        17.77       (0.04)         1.84         1.80          (0.03)            --            (0.03)

CLASS I
4/1/08 to 3/31/09            $22.27        0.20         (9.39)       (9.19)         (0.11)         (0.53)           (0.64)
3/10/08(8) to 3/31/08         21.20          --(3)       1.07         1.07             --             --               --



                                                                                             RATIO OF
                                                                                          GROSS EXPENSES   RATIO OF NET
                                     NET                       NET          RATIO OF        TO AVERAGE      INVESTMENT
                          CHANGE    ASSET                    ASSETS,          NET           NET ASSETS        INCOME
                          IN NET    VALUE,                    END OF      EXPENSES TO    (BEFORE WAIVERS    (LOSS) TO    PORTFOLIO
                          ASSET     END OF     TOTAL          PERIOD        AVERAGE            AND           AVERAGE      TURNOVER
                          VALUE     PERIOD   RETURN(2)    (IN THOUSANDS)   NET ASSETS    REIMBURSEMENTS)    NET ASSETS      RATE
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
4/1/08 to 3/31/09          (9.83)   $12.44    (42.59)%      $226,815          1.45%            1.45%           0.83%        11%
7/1/07 to 3/31/08          (5.13)    22.27    (14.90)(7)     521,552          1.35(5)(6)       1.42(6)         0.24(6)      14(7)
7/1/06 to 6/30/07           5.68     27.40     26.91         842,524          1.27             1.31            0.68          7
7/1/05 to 6/30/06           2.09     21.72     11.07         187,701          1.25             1.42            0.50         16
7/1/04 to 6/30/05(4)        2.59     19.63     15.39          97,771          1.25             1.65            0.49          9
7/1/03 to 6/30/04(4)        4.86     17.04     40.03           6,404          1.30             2.76           (0.06)        53

CLASS C
4/1/08 to 3/31/09          (9.70)   $12.17    (43.01)%      $ 57,366          2.19%            2.19%           0.08%        11%
7/1/07 to 3/31/08          (5.17)    21.87    (15.36)(7)     148,156          2.10(5)(6)       2.17(6)        (0.50)(6)     14(7)
7/1/06 to 6/30/07           5.51     27.04     25.89         229,293          2.01             2.06           (0.11)         7
7/1/05 to 6/30/06           1.99     21.53     10.26          99,987          2.00             2.17           (0.25)        16
10/22/04(8) to 6/30/05      1.77     19.54     10.13(7)       37,934          2.00(6)          2.29(6)        (0.28)(6)      9(7)

CLASS I
4/1/08 to 3/31/09          (9.83)   $12.44    (42.42)%      $ 11,854          1.24%            1.24%           1.21%        11%
3/10/08(8) to 3/31/08       1.07     22.27      5.05(7)          105          1.54(6)          1.54(6)        (0.05)(6)     14(7)


(1) Computed using average shares outstanding.
(2) Sales charges, where applicable, are not reflected in the total return calculation.
(3) Amount is less than $0.005.
(4) Due to a reorganization on October 22, 2004, the Mid-Cap Value Fund is the successor of the FMI Sasco Contrarian Value Fund. The Mid-Cap Value Fund Class A treats the past performance of the FMI Sasco Contrarian Value Fund as its own.
(5) Represents a blended net operating ratio.
(6) Annualized.
(7) Not annualized.
(8) Inception date.

                        See Notes to Financial Statements

                                   12 and 13

                            VIRTUS MID-CAP VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2009


1. ORGANIZATION

   Effective October 1, 2008, the Phoenix Funds became Virtus Mutual Funds, and all of the Funds were renamed to reflect the new Virtus name. On October 20, 2008, the Trusts' names were also updated to reflect the new name.

   Virtus Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

   As of the date of this report, fourteen funds of the Trust are offered for sale, of which the Virtus Mid-Cap Value Fund (the "Fund") is reported in this annual report. The Fund's investment objective is outlined in the Fund Summary Page.

   The Fund offers Class A shares, Class C shares and Class I shares.

   Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Class C shares are sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase. Class I shares are sold without a sales charge.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I shares bear no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to excessive volatility in the current market (please see Note 11 on Market Conditions), valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   Investments in underlying money market mutual funds are valued at each fund's closing net asset value.

   The Fund has adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

   o  Level 1 - quoted prices in active markets for identical securities

   o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   ($ reported in thousands)

                                                     INVESTMENTS IN SECURITIES
                      VALUATION INPUTS                      MARKET VALUE
        -----------------------------------------    -------------------------
        Level 1 - Quoted Prices                                $298,060
        Level 2 - Significant Observable Inputs                      --
        Level 3 - Significant Unobservable Inputs                    --
                                                               --------
        TOTAL                                                  $298,060
                                                               ========


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. INCOME TAXES:

   The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

   FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


   isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

   At end of business December 31, 2008, Virtus Investment Partners, Inc. ("Virtus") spun off from The Phoenix Companies, Inc. ("PNX"), into an independent publicly traded company which through its affiliates provides asset management and related services to individuals and institutions. Virtus Investment Advisers, Inc. ("VIA," the "Adviser," formerly known as Phoenix Investment Counsel, Inc.) and VP Distributors, Inc. ("VP Distributors," formerly known as Phoenix Equity Planning Corporation) are indirect wholly-owned subsidiaries of Virtus. Due to the spin-off, the asset management subsidiaries have changed their names to reflect the Virtus brand.

   As compensation for its services to the Trust, the Adviser is entitled to a fee based upon the annual rate of 0.75% as a percentage of the average daily net assets of the Fund.

   Effective August 23, 2007, the Adviser may recapture expenses waived or reimbursed under arrangements previously in effect within three years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the end of the fiscal year ended as follows:

                               2011            TOTAL
                               ----            -----
                               $385             $385

   The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser, Sasco Capital, Inc. ("Sasco").

   As distributor of the Fund's shares, VP Distributors has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended March 31, 2009, as follows:

              CLASS A               CLASS A                CLASS C
            NET SELLING            DEFERRED               DEFERRED
            COMMISSIONS          SALES CHARGES         SALES CHARGES
            -----------          -------------         -------------
                $15                    $6                    $9

   The Fund pays VP Distributors distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective Class.

                             CLASS A          CLASS C
                             -------          -------
                              0.25%            1.00%

   Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   VP Distributors serves as the Administrator to the Trust. For its services, which include financial agent services, VP Distributors receives an administration fee at an annual rate of

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


   0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Virtus Mutual Funds and certain other funds. For the period ended March 31, 2009, the Fund incurred administration fees totaling $421.

   VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2009, transfer agent fees were $1,431 as reported in the Statement of Operations.

   At March 31, 2009, Virtus and its affiliates, the retirement plans of Virtus and its affiliates, and Virtus affiliated Funds held shares of the Fund which may be redeemed at any time that aggregated the following:


                               AGGREGATE        NET ASSET
                                 SHARES            VALUE
                               ----------       ---------
      Class A                    283,176          $3,523
      Class C                      1,164*             14

      * Shares held by Harris Bankcorp, Inc., a minority investor in Virtus.

4. PURCHASES AND SALES OF SECURITIES
   ($ REPORTED IN THOUSANDS)

   Purchases and sales of investment securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2009, were as follows:

                            PURCHASES         SALES
                            ---------       ---------
                             $55,024         $169,711

   There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2009.

5. 10% SHAREHOLDERS

   At March 31, 2009, the Fund had one omnibus shareholder account which amounted to 12% of the shares outstanding of the Fund.

6. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

7. INDEMNIFICATIONS

   Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009


   Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

8. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus (and, prior to the spin-off described in Note 3, PNX) and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

   There are currently no such matters which the Company believes will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION
   ($ REPORTED IN THOUSANDS)

   At March 31, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows.

                                                         NET UNREALIZED
          FEDERAL       UNREALIZED        UNREALIZED      APPRECIATION
          TAX COST     APPRECIATION     (DEPRECIATION)   (DEPRECIATION)
          --------     ------------    ---------------   --------------
          $533,331       $12,035          $(247,306)       $(235,271)

   The Fund has capital loss carryovers which may be used to offset future capital gains as follows.

                                 EXPIRATION YEAR
                            ----------------------
                             2017             TOTAL
                            ------           ------
                            $4,364           $4,364


   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of these capital loss carryovers.

   Under current tax law, foreign currency and capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended March 31, 2009, the Fund deferred post-October capital losses of $74,134.

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the first table above) consist of undistributed ordinary income of $2,245 and undistributed long-term capital gains of $0.

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.


10. RECLASSIFICATION OF CAPITAL ACCOUNTS
    ($ REPORTED IN THOUSANDS)

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2009




   foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Fund. As of March 31, 2009, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:

            CAPITAL PAID
               IN ON
             SHARES OF        UNDISTRIBUTED       ACCUMULATED
             BENEFICIAL       NET INVESTMENT      NET REALIZED
              INTEREST        INCOME (LOSS)       GAIN (LOSS)
            -------------     --------------      ------------
               $5,350              $(73)             $(5,277)


11. RECENTLY ISSUED ACCOUNTING STANDARDS

   In April 2009, FASB issued FASB Staff Position No. 157-4, DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A), when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

   In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of SFAS 161 on financial statement disclosures, if any.

12. MARKET CONDITIONS

   Events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Funds. Such events include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG. These companies represent financial institutions with which the Fund may conduct business and/or whose securities are or may be held within the Fund. The potential investment of the Fund's investments in these issuers, and the financial sector in general, as reflected in the Fund's Schedule of Investments, exposes investors to the negative (or positive) performance resulting from these and other events.

                     REPORT OF INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM


[GRAPHIC OMITTED]
PRICEWATERHOUSECOOPERS

To the Board of Trustees of
Virtus Equity Trust and Shareholders of
Virtus Mid-Cap Value Fund

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Mid-Cap Value Fund (formerly Phoenix Mid-Cap Value Fund, a series of Virtus Equity Trust (formerly Phoenix Equity Trust), hereafter referred to as the "Fund") at March 31, 2009, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Philadelphia, PA
May 22, 2009

                            VIRTUS MID-CAP VALUE FUND
                             TAX INFORMATION NOTICE
                                   (UNAUDITED)
                                 MARCH 31, 2009


--------------------------------------------------------------------------------

   For the fiscal year ended March 31, 2009, the Fund makes the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends ("QDI") to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction ("DRD") for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Fund designates the amounts below, or if subsequently different, as long-term capital gains dividends ("LTCG") ($ reported in Thousands).

                           QDI          DRD          LTCG
                           ---          ---          ----
                           100%        100%          $ --

--------------------------------------------------------------------------------

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)


   The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), are responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 18 - 20, 2008, the Board, including a majority of the independent Trustees, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

   In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered:
   (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits


----------
(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUNDS THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WERE VIRTUS GROWTH & INCOME FUND, WHICH IS A SERIES OF VIRTUS EQUITY TRUST; AND VIRTUS WEALTH ACCUMULATOR FUND, VIRTUS WEALTH BUILDER FUND, VIRTUS DIVERSIFIER FUND AND VIRTUS ALTERNATIVES DIVERSIFIER FUND, WHICH ARE SERIES OF VIRTUS OPPORTUNITIES TRUST. VIA ACTED AS THE ADVISER FOR THESE FUNDS WITHOUT EMPLOYING A SUBADVISER, AND THE BOARD CONSIDERED THE VIA AGREEMENT WITH RESPECT TO THESE FUNDS IN THAT CONTEXT.

          CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS BY THE
                    BOARD OF TRUSTEES (UNAUDITED) (CONTINUED)


   that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

   With respect to the sub-advisory Agreements, the Board noted that each subadviser provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

   After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

   While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

   The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight, and that some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)


   The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve the adviser would recommend that the subadviser be replaced in a timely manner.

   PROFITABILITY. The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

   The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

   MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. Finally, the Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

   The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)


   ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

   In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

                       FUND MANAGEMENT TABLES (UNAUDITED)

     Information pertaining to the trustees and officers of the Trust as of March 31, 2009 is set forth below. The statement of additional information (SAI) includes additional information about the trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for trustees of the Trust.


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
          NAME
     YEAR OF BIRTH,
    YEAR ELECTED AND                                                  PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS                                                  DURING PAST 5 YEARS AND
        OVERSEEN                                              DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.               Managing Director, Almanac Capital Management (commodities business) (2007-present). Partner,
YOB: 1939                      Stonington Partners, Inc. (private equity firm) (2001-2007). Director/Trustee, Evergreen Funds (88
Elected: 1993                  portfolios).
49 Funds
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin           Partner, Cross Pond Partners, LLC (2006-Present). Director, World Trust Fund. Chairman and Trustee,
YOB: 1946                      The Phoenix Edge Series Fund (2003-present). Director, DTF Tax-Free Income Fund, Inc., Duff & Phelps
Elected: 1993                  Utility and Corporate Bond Trust, Inc. and DNP Select Income Fund Inc. Managing Director, SeaCap,
51 Funds                       Asset Management Fund I LP.
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara          Retired. Managing Director, U.S. Trust Company of New York (private bank) (1982-2006).
YOB: 1951
Elected: 2001
51 Funds
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates                 Managing Director, Wydown Group (consulting firm) (1994-present). Chairman, Hudson Castle Group, Inc.
YOB: 1946                      (formerly IBEX Capital Markets, Inc.) (financial services) (1997-2006). Director, Stifel Financial.
Elected: 1993                  Chairman and Trustee, John Hancock Trust (93 portfolios) and John Hancock Funds II (74 portfolios).
49 Funds                       Non-Executive Chairman, Hudson Castle Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson            Managing Director, Northway Management Company (1998-present).
YOB: 1946
Elected: 1998
49 Funds
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L.J. Verdonck        Retired. Director, Galapagos N.V. (biotechnology). Mr. Verdonck is also a director of several
YOB: 1942                      non-U.S. companies.
Elected: 2004
49 Funds
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEE
--------------------------------------------------------------------------------
The individual listed below is an "interested person" of the Fund, as defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
          NAME
     YEAR OF BIRTH,
    YEAR ELECTED AND                                                  PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS                                                  DURING PAST 5 YEARS AND
        OVERSEEN                                              DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward(1)           Director, President and Chief Executive Officer (2008-present), Director and President (2006-2008),
YOB: 1964                      Chief Operating Officer (2004-2006), Vice President, Finance (2001-2002), Virtus Investment Partners,
Elected: 2006                  Inc. and/or certain of its subsidiaries. Senior Executive Vice President and President, Asset
51 Funds                       Management (2007-2008), Senior Vice President and Chief Operating Officer, Asset Management
                               (2004-2007), Vice President and Chief of Staff (2001-2004), The Phoenix Companies, Inc. Various
                               senior officer and directorship positions with Phoenix affiliates (2005-2008). President
                               (2006-present), Executive Vice President (2004-2006), the Virtus Mutual Funds Family. Chairman,
                               President and Chief Executive Officer, The Zweig Fund Inc. and The Zweig Total Return Fund Inc.
                               (2006-present).
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with Virtus Investment Partners, Inc. and/or its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S) HELD WITH
   NAME, ADDRESS AND           TRUST AND LENGTH OF                                    PRINCIPAL OCCUPATION(S)
     YEAR OF BIRTH                 TIME SERVED                                          DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss              Senior Vice President         Executive Vice President, Head of Operations (since 2009), Senior Vice
YOB: 1952                     since 2006.                   President, Operations (2008-2009), Vice President, Head of Asset
                                                            Management Operations (2007-2008), Vice President (2003-2007), Virtus
                                                            Investment Partners, Inc. and/or certain of its subsidiaries. Assistant
                                                            Treasurer (2001-2009), VP Distributors, Inc. (f/k/a Phoenix Equity
                                                            Planning Corporation). Ms. Curtiss is also Treasurer of various other investment companies within the Virtus Mutual Funds Complex
                                                            (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman            Senior Vice President         Executive Vice President, Head of Product Management (since 2009),
YOB: 1962                     since 2008.                   Senior Vice President, Asset Management Product Development (2008-2009),
                                                            Senior Vice President, Asset Management Product Development (2005-2007),
                                                            Virtus Investment Partners, Inc. and/or certain of its subsidiaries.
                                                            Director (since 2008), Director and President (2006-2007), VP
                                                            Distributors, Inc. (f/k/a Phoenix Equity Planning Corporation). Director
                                                            and Senior Vice President (since 2008), Senior Vice President
                                                            (2006-2007), Virtus Investment Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                  Vice President and            Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present).
c/o Zweig-DiMenna             Chief Compliance Officer      Vice President, The Zweig Total Return Fund, Inc. (2004-present). Vice
Associates, LLC               since 2004.                   President, The Zweig Fund, Inc. (2004-present). President and Director
900 Third Avenue                                            of Watermark Securities, Inc. (1991-present). Assistant Secretary,
New York, NY 10022                                          Gotham Advisors Inc. (1990-2005).
YOB: 1945
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley            Chief Financial Officer       Senior Vice President, Fund Administration (since 2009), Vice President,
YOB: 1972                     and Treasurer since 2006.     Fund Administration (2007-present), Second Vice President, Fund Control
                                                            & Tax (2004-2006), Virtus Investment Partners, Inc. and/or certain of its subsidiaries. Vice President, Chief Financial Officer, Treasurer and
                                                            Principal Accounting Officer (2006-present), Assistant Treasurer
                                                            (2004-2006), The Phoenix Edge Series Fund. Chief Financial Officer and
                                                            Treasurer (2005-present), Assistant Treasurer (2004-2006), certain funds within the Virtus Mutual Funds Family.
------------------------------------------------------------------------------------------------------------------------------------


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S) HELD WITH
   NAME, ADDRESS AND           TRUST AND LENGTH OF                                    PRINCIPAL OCCUPATION(S)
     YEAR OF BIRTH                 TIME SERVED                                          DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                 Vice President,               Senior Vice President (since 2009), Counsel and Secretary (2008-present)
YOB: 1954                     Chief Legal Officer,          and Vice President (2008-2009), Virtus Investment Partners, Inc. and/or
                              Counsel and Secretary         certain of its subsidiaries (2008-present). Vice President and Counsel,
                              since 2005.                   Phoenix Life Insurance Company (2005-2008). Compliance Officer of
                                                            Investments and Counsel, Travelers Life & Annuity Company (January
                                                            2005-May 2005). Assistant General Counsel and certain other positions,
                                                            The Hartford Financial Services Group (1995-2005).
------------------------------------------------------------------------------------------------------------------------------------

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
   Counsel and Secretary

INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042

HOW TO CONTACT US
Mutual Fund Services            1-800-243-1574
Advisor Consulting Group        1-800-243-4361
Telephone Orders                1-800-367-5877
Text Telephone                  1-800-243-1926
Web site                            VIRTUS.COM


--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                         THIS PAGE INTENTIONALLY BLANK.

                                                                 -------------
                                                                   PRSRT STD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 LANCASTER, PA
                                                                  PERMIT 1793
                                                                 -------------


            [GRAPHIC OMITTED]
                 VIRTUS
              MUTUAL FUNDS



c/o State Street Bank and Trust Company
             P.O. Box 8301
          Boston, MA 02266-8301



For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or VIRTUS.COM.



8014                                                                        4-09


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

     (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  (a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

  (a)(2) Each of James M. Oates and Richard E. Segerson has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Oates and Mr. Segerson are each "independent" trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

  (a)(3) Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

(a) The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal year ended June 30, 2007, nine month period ended March 31, 2008 and fiscal year ended March 31, 2009 are $76,800, $366,250 and $226,942, respectively.

Audit-Related Fees
------------------

(b) The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item for fiscal year ended June 30, 2007, nine month period ended March 31, 2008 and fiscal year ended March 31, 2009 are $0, 9,593 and $52,301, respectively.

Tax Fees
--------

(c) The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning for fiscal year ended June 30, 2007, nine month period ended March 31, 2008 and fiscal year ended March 31, 2009 are $13,250, $34,464 and $96,643, respectively.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income tax returns.


All Other Fees
--------------

     (d) The aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs
         (a) through (c) of this Item are for fiscal year ended June 30, 2007, nine month period ended March 31, 2008 and fiscal year ended March 31, 2009 are $0, $0 and $0, respectively.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Virtus Equity Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. James M. Oates, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable for fiscal year ended June 30, 2007, 100% for nine month period ended March 31, 2008 and 100% for fiscal year ended March 31, 2009

                           (c) 100% for fiscal year ended June 30, 2007, 100% for nine month period ended March 31, 2008 and 100% for fiscal year ended March 31, 2009

                           (d) Not applicable for fiscal year ended June 30, 2007, nine month period ended March 31, 2008 and fiscal year ended March 31, 2009

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the fiscal year ended June 30, 2007, nine month period ended March 31, 2008 and fiscal year ended March 31, 2009 are $908,053, $678,907 and $1,731,894, respectively.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Virtus Equity Trust (formerly, Phoenix Equity Trust)
                           -----------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       June 5, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       June 5, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       June 5, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.